                                   FORM N-CSR
                            Ohio National Fund, Inc.
                                  June 30, 2004

Company Name               Ohio National Fund, Inc.

File Number                811-3015

Address                    One Financial Way, Cincinnati, Ohio 45242

Telephone Number           513-794-6971

Date of fiscal year end:   December 31, 2004

Date of reporting period:  January 1, 2004 through June 30, 2004

ITEM 1. REPORTS TO SHAREHOLDERS
         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

WEALTH BUILDING OPPORTUNITY
Ohio National
Fund, Inc.

                                                        Semi-Annual Report
                                                        ------------------------
                                                        JUNE 30, 2004



                                                        Ohio National Fund, Inc.



[LOGO] Ohio National
       Financial Services(R)

                            OHIO NATIONAL FUND, INC.

                               TABLE OF CONTENTS

President's Message.........................................    1

Directors and Officers of the Fund..........................    2

The following pages contain Management's Discussion of
  Performance, Schedules of Investments and Financial Reports:
  Equity Portfolio..........................................    3   -     7
  Money Market Portfolio....................................    8   -    11
  Bond Portfolio............................................   12   -    18
  Omni Portfolio............................................   19   -    25
  International Portfolio...................................   26   -    31
  Capital Appreciation Portfolio............................   32   -    37
  Discovery Portfolio.......................................   38   -    43
  International Small Company Portfolio.....................   44   -    50
  Aggressive Growth Portfolio...............................   51   -    56
  Small Cap Growth Portfolio................................   57   -    62
  Mid Cap Opportunity Portfolio (formerly known as Growth &
     Income Portfolio)......................................   63   -    68
  S&P 500 Index Portfolio...................................   69   -    78
  Blue Chip Portfolio.......................................   79   -    84
  High Income Bond Portfolio................................   85   -    95
  Capital Growth Portfolio..................................   96   -   101
  Nasdaq-100 Index Portfolio................................  102   -   106
  Bristol Portfolio.........................................  107   -   112
  Bryton Growth Portfolio...................................  113   -   118
  U.S. Equity Portfolio.....................................  119   -   123
  Balanced Portfolio........................................  124   -   129
  Covered Call Portfolio....................................  130   -   137
Notes to Financial Statements...............................  138   -   149
Information About Directors.................................  150

                       THIS PAGE INTENTIONALLY LEFT BLANK

President's
Message

                                         [John J. Palmer Photo]
Dear Investor:

During the first half of 2004, the markets were affected by continuing investor concerns about the price of oil, the war in Iraq, a jobless recovery and possible interest rate hikes. In late spring, the markets improved when a succession of positive jobs reports demonstrated that companies were again increasing payrolls. Other good news came as strong earnings reports indicated that year-over-year profits were growing rapidly, and Saudi Arabia committed to increasing oil production in order to stabilize prices.

Amid significant volatility, large-cap stocks (Standard and Poor's 500) were up
3.4 percent, mid-caps (Standard & Poor's 400) rose 6.1 percent and small-cap stocks (Standard & Poor's 600) climbed 10.1 percent. The apparent good news for investors in small- and mid-cap stocks is tempered by the fact that April's market downturn showed just how rapidly those same investments can decline when the markets turn against them.

The Ohio National Fund

Overall, the Ohio National Fund benefited from the positive investing environment with most portfolios generating returns consistent with their benchmarks. The addition of three new portfolios on May 1 of this year brings the total number of portfolios to twenty-one. The new portfolios are subadvised by ICON Advisors, Inc. of Greenwood Village, Colorado. The portfolios will be managed with a value orientation but without restriction on the sizes of the companies that may be purchased. I encourage you to read the fund prospectus for further information on the management of these new portfolios.

Looking Ahead

Going forward, investors are still facing some questions that they haven't faced in some time.

- Inflation and energy prices are rising -- how high will they go? A rapid rise for either or both of these could mean worse news for the market.

- With the monetary and fiscal stimulus that entered the economy in 2001-2002 largely dissipated, will growth in 2005 slow?

- Will the Federal Reserve continue to raise interest rates, and if so, how high will rates go and how quickly will they get there?

The answers to these questions are, of course, unknown, but will have a significant effect on the fixed income and equity marketplace in the months to come. We encourage you to continue to maintain a long-term outlook. Finally, if you have questions or concerns, consult with your financial adviser. We appreciate your continued trust and support.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA

President

New Prospectus Options Available!

If you'd like to receive your important variable product information electronically, we have new, convenient options available. To consent to receiving postcard notification for website delivery of prospectuses, please go to www.ohionational.com, click on "access your policy/contract", and follow the instructions. On our website, you can view your current values, change allocation and make transfers -- all via secure, confidential access. We urge you to take advantage of this important opportunity!

--------------------------------------------------------------------------------

Directors and Officers of Ohio National Fund, Inc.

John J. Palmer, President and Director
Marcus L Collins, Secretary
Ross Love, Director
James E. Bushman, Director
Joseph A. Campanella, Director
George M. Vredeveld, Director
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer and Chief Compliance Officer
Ronald L. Weihrauch, Assistant Secretary
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

The Statement of Additional Information ("SAI") includes additional information about the Fund Directors and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-781-6392 toll-free and on the Securities and Exchange Commission's website at http://www.sec.gov.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of Ohio National Fund, Inc. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term growth of capital by investing principally in common stocks or other equity securities.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    22.33%
Five-year                                    2.61%
Ten-year                                     9.24%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Equity Portfolio returned 3.43% versus 3.44% for the current benchmark, the S&P 500 Index.

In the first six months of 2004, Energy, Industrials, and Consumer Staples all posted returns far better than the overall market. Only Basic Materials posted a negative return for the period.

Information Technology was virtually flat, posting a return of 0.09% for the six months. Our significant underweight in that sector helped the Portfolio's relative return in the past six months. However, our sector allocation was less than favorable in other sectors such as Telecommunications, Energy and Consumer Staples. The unfavorable sector allocation was more than offset by a strong security selection effect, thanks to good investment performance in most sectors that we invested in, especially Financial Services and Industrials.

The best performers in the six month period were Tyco International Ltd. up 25%, MGIC Investment Corp. up 34%, eBay Inc. up 41%, Albertson's, Inc. up 19%, Electronic Arts Inc. up 22%, UnitedHealth Group Inc. up 7% Bank One Corp. 13%, Amazon.com, Inc. up 4%, Capital One Financial Corp. up 12%, and McKesson Corp. up 7%.

The worst performers in the six month period were InterActiveCorp. down (11%), Qwest Communications Int'l. Inc. down (17%), Intuit Corp. down (27%), Health Net Inc. down (19%), Nextel Communications, Inc. down (5%), Tenet Healthcare Corp. down (16%), Comcast Corp. down (14%), Seagate Technology down (21%), and Fannie Mae down (4%).

Despite the halting nature of the market advance so far in 2004, we remain sanguine about the outlook for the balance of the year. Rising short-term rates may create a mild headwind for the market in the second half, but we believe continued strong earnings increases will overcome it and push the market higher by yearend. We disagree with those who argue that because the S&P 500's year-over-year earnings growth has probably peaked for this cycle, the market can't go up from here. We expect strong earnings to produce further market gains this year. In our view, modest price/earnings multiple compression (caused by rising rates) will blunt some, but not all, of the benefit of rising second half earnings, but the 15% to 20% year-over-year earnings gains we envision should be sufficient to produce gains of 8% to 10% in the broader averages by yearend.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                      EQUITY PORTFOLIO                    S&P 500 INDEX
                                                                      ----------------                    -------------
                                                                          10000.00                           10000.00
6/94                                                                       9681.00                            9658.00
                                                                          10024.70                           10131.20
6/95                                                                      11685.80                           12172.70
                                                                          12751.50                           13923.10
6/96                                                                      13983.30                           15343.30
                                                                          15092.20                           17136.90
6/97                                                                      16936.40                           20650.00
                                                                          17834.10                           22834.70
6/98                                                                      19408.80                           26878.80
                                                                          18853.70                           29359.70
6/99                                                                      20601.50                           32994.40
                                                                          22599.80                           35538.30
6/00                                                                      21885.70                           35385.50
                                                                          21097.80                           32299.90
6/01                                                                      22030.30                           30135.80
                                                                          19318.40                           28463.20
6/02                                                                      16103.80                           24720.30
                                                                          15698.00                           22176.60
6/03                                                                      19157.80                           24784.60
                                                                          22657.90                           28536.90
6/04                                                                      23435.10                           29515.80

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Amazon.com Inc.                         7.8
 2.  Nextel Communications Inc. CL A         7.7
 3.  Tyco International Ltd.                 7.3
 4.  UnitedHealth Group Inc.                 5.1
 5.  InterActiveCorp.                        4.7
 6.  MGIC Investment Corp.                   3.8
 7.  eBay Inc.                               3.7
 8.  AES Corp.                               3.4
 9.  Waste Management Inc.                   3.1
10.  Eastman Kodak Co.                       3.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Retail                                 23.3
 2.  Banking                                14.8
 3.  Insurance                              10.8
 4.  Telecommunications & Related           10.0
 5.  Conglomerates                           7.3

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
            BANKING (13.1%)
  257,100   Bank One Corp. ....................  $ 13,112,100
  134,600   Capital One Financial Corp. .......     9,203,948
  238,233   Citigroup Inc. ....................    11,077,835
  329,199   JP Morgan Chase & Co. .............    12,763,045
  333,100   Washington Mutual Inc. ............    12,870,984
                                                 ------------
                                                   59,027,912
                                                 ------------
            BROADCAST RADIO & TV (6.2%)
  253,563   *Comcast Corp. CL A................     7,107,371
  588,975   *Directv Group Inc. ...............    10,071,473
  595,000   *Time Warner Inc. .................    10,460,100
                                                 ------------
                                                   27,638,944
                                                 ------------
            COMPUTER & RELATED (5.8%)
  236,900   *Electronic Arts Inc. .............    12,922,895
   85,200   Int'l Business Machines Corp. .....     7,510,380
  148,100   *Intuit Inc. ......................     5,713,698
                                                 ------------
                                                   26,146,973
                                                 ------------
            CONSUMER PRODUCTS (6.0%)
  500,800   Eastman Kodak Co. .................    13,511,584
  386,500   McKesson Corp. ....................    13,268,545
                                                 ------------
                                                   26,780,129
                                                 ------------
            FINANCIAL SERVICES (2.5%)
   21,900   Countrywide Financial Corp. .......     1,538,475
  133,900   Fannie Mae.........................     9,555,104
                                                 ------------
                                                   11,093,579
                                                 ------------
            INSURANCE (10.8%)
  306,200   *Health Net Inc. ..................     8,114,300
  224,400   MGIC Investment Corp. .............    17,022,984
  371,320   UnitedHealth Group Inc. ...........    23,114,670
                                                 ------------
                                                   48,251,954
                                                 ------------
            MEDICAL & RELATED (2.8%)
  221,500   Baxter International Inc. .........     7,643,965
  356,700   *Tenet Healthcare Corp. ...........     4,783,347
                                                 ------------
                                                   12,427,312
                                                 ------------
            RETAIL (23.3%)
  475,400   Albertson's Inc. ..................    12,617,116
  647,600   *Amazon.com Inc. ..................    35,229,440
  182,100   *eBay Inc. ........................    16,744,095
  294,400   Home Depot Inc. ...................    10,362,880
  694,947   *InterActiveCorp...................    20,945,702
  487,100   *Kroger Co. .......................     8,865,220
                                                 ------------
                                                  104,764,453
                                                 ------------

                                                     FAIR
 SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
            TELECOMMUNICATIONS & RELATED (10.0%)
1,295,440   *Nextel Communications Inc. CL A...  $ 34,536,430
2,937,100   Qwest Communications Int'l.
             Inc. .............................    10,544,189
                                                 ------------
                                                   45,080,619
                                                 ------------
            UTILITIES (3.4%)
1,541,200   AES Corp. .........................    15,304,116
                                                 ------------
            WASTE SERVICES (3.1%)
  456,875   Waste Management Inc. .............    14,003,219
                                                 ------------
            TOTAL U.S. COMMON STOCKS (87.0%)...  $390,519,210
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (7.3%)
             CONGLOMERATES (7.3%)
   993,400   Tyco International Ltd. ..........  $ 32,921,276
                                                 ------------
             CAYMAN ISLANDS (0.8%)
             COMPUTER & RELATED (0.8%)
   262,600   *Seagate Technology...............     3,789,318
                                                 ------------
             UNITED KINGDOM (4.0%)
             ADVERTISING (2.3%)
 1,007,789   WPP Group PLC.....................    10,234,700
                                                 ------------
             BANKING (1.7%)
   971,770   Lloyds TSB Group PLC..............     7,608,750
                                                 ------------
             TOTAL UNITED KINGDOM..............    17,843,450
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (12.1%)..........................  $ 54,554,044
                                                 ------------
             TOTAL COMMON STOCKS (99.1%).......  $445,073,254
                                                 ------------

   FACE                                              FAIR
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.1%)
$4,885,261   Goldman Sachs 1.470% 07/01/04
              Repurchase price $4,885,460
              Collateralized by Freddie Mac
              Mortgage Back Pool #555880
              Fair Value: $5,008,144
              Due: 11/01/33
              Interest: 5.500%.................  $  4,885,261
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS
              (1.1%)...........................  $  4,885,261
                                                 ------------
             TOTAL HOLDINGS (100.2%)
              (COST $347,702,717) (A)..........  $449,958,515
             NET OTHER ASSETS (LIABILITIES)
              (-0.2%)..........................      (876,274)
                                                 ------------
             NET ASSETS (100.0%)...............  $449,082,241
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal Income tax reporting of approximately $5,689,646.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $347,702,717)....................  $449,958,515
  Receivable for fund shares sold..........        20,382
  Dividends & accrued interest
    receivable.............................       240,934
  Prepaid expenses.........................         3,393
                                             ------------
    Total assets...........................   450,223,224
                                             ------------
Liabilities:
  Payable for securities purchased.........       336,495
  Payable for fund shares redeemed.........       466,567
  Payable for investment management
    services (note 3)......................       287,706
  Accrued custody expense..................         4,605
  Accrued professional fees................         7,371
  Accrued accounting fees..................        26,992
  Accrued printing and proxy fees..........         9,025
  Other accrued expenses...................         2,222
                                             ------------
    Total liabilities......................     1,140,983
                                             ------------
Net assets.................................  $449,082,241
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 17,521,991
  Paid-in capital in excess of par value...   399,630,050
  Accumulated net realized loss on
    investments............................   (70,548,464)
  Net unrealized appreciation on
    investments............................   102,255,798
  Undistributed net investment income......       222,866
                                             ------------
Net assets.................................  $449,082,241
                                             ============
Shares outstanding.........................    17,521,991
Net asset value per share..................  $      25.63
                                             ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest..................................  $    27,849
  Dividends (net of withholding tax of
    $55,185)................................    2,104,638
                                              -----------
    Total investment income.................    2,132,487
                                              -----------
Expenses:
  Management fees (note 3)..................    1,687,648
  Custodian fees............................       32,018
  Directors' fees...........................       12,212
  Professional fees.........................       20,390
  Accounting fees...........................      122,483
  Printing and proxy fees...................       31,375
  Other.....................................        3,495
                                              -----------
    Total expenses..........................    1,909,621
                                              -----------
    Net investment income...................      222,866
                                              -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........     (610,261)
  Change in unrealized
    appreciation/depreciation on
    investments.............................   15,236,299
                                              -----------
    Net gain on investments.................   14,626,038
                                              -----------
    Net increase in net assets from
      operations............................  $14,848,904
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    222,866       $    584,471
  Realized loss on investments..............................        (610,261)        (1,935,945)
  Change in unrealized appreciation/depreciation on
    investments.............................................      15,236,299        120,540,129
                                                                ------------       ------------
    Net increase in net assets from operations..............      14,848,904        119,188,655
                                                                ------------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................               0           (566,606)
  Return of capital.........................................               0             (9,700)
                                                                ------------       ------------
    Total dividends and distributions.......................               0           (576,306)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      34,929,968         51,965,238
  Received from dividends reinvested........................               0            576,306
  Paid for shares redeemed..................................     (13,818,239)       (21,196,567)
                                                                ------------       ------------
    Increase in net assets derived from capital share
     transactions...........................................      21,111,729         31,344,977
                                                                ------------       ------------
      Increase in net assets................................      35,960,633        149,957,326
Net Assets:
  Beginning of period.......................................     413,121,608        263,164,282
                                                                ------------       ------------
  End of period (a).........................................    $449,082,241       $413,121,608
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $    222,866       $         --
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ---------------------------------------
                                                                (UNAUDITED)         2003       2002       2001       2000
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock
  outstanding throughout the period):
Net asset value, beginning of period........................       $24.78          $17.20     $21.25     $23.28     $26.48
Income (loss) from investment operations:
  Net investment income.....................................         0.01            0.04       0.07       0.06       0.08
  Net realized & unrealized gain (loss) on investments......         0.84            7.58      (4.05)     (2.03)     (1.82)
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........         0.85            7.62      (3.98)     (1.97)     (1.74)
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00           (0.04)     (0.07)     (0.06)     (0.08)
  Distributions from net realized capital gains.............         0.00            0.00       0.00       0.00      (1.22)
  Return of capital.........................................         0.00            0.00(c)    0.00       0.00      (0.16)
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................         0.00           (0.04)     (0.07)     (0.06)     (1.46)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $25.63          $24.78     $17.20     $21.25     $23.28
                                                                   ======          ======     ======     ======     ======
Total return................................................         3.43%(b)      44.35%     (18.74)%    (8.43)%    (6.64)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $449.1          $413.1     $263.2     $343.6     $341.1
Ratios to average net assets:
  Expenses..................................................         0.90%(a)        0.94%      0.95%      0.93%      0.91%
  Net investment income.....................................         0.11%(a)        0.18%      0.37%      0.29%      0.30%
Portfolio turnover rate.....................................            2%              6%        32%        20%        36%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Amount is less than $0.005
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                            AMORTIZED
  AMOUNT              MEDIUM-TERM NOTES               COST
-------------------------------------------------------------
             FINANCIAL SERVICES (2.3%)
$2,800,000   Alaska Housing Financial Corp.
              1.130% 12/01/32 (b)................  $2,800,000
                                                   ----------
             TOTAL MEDIUM-TERM NOTES (2.3%)......  $2,800,000
                                                   ----------

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (3.3%)
$2,000,000   America Honda Finance 1.230%
              08/11/04.........................  $  1,997,198
 1,000,000   Daimler Chrysler America 1.200%
              07/02/04.........................       999,967
 1,000,000   General Motors Corp. 1.210%
              07/06/04.........................       999,832
                                                 ------------
                                                    3,996,997
                                                 ------------
             BIOTECHNOLOGY & DRUGS (4.7%)
 1,500,000   Abbott Laboratories 1.130%
              07/13/04 4(2)(144A)..............     1,499,435
 2,600,000   Pfizer Inc. 1.140% 07/20/04
              4(2)(144A).......................     2,598,417
 1,515,000   Pfizer Inc. 1.190% 07/26/04
              4(2)(144A).......................     1,513,748
                                                 ------------
                                                    5,611,600
                                                 ------------
             CAPITAL MARKETS (12.9%)
 5,000,000   CIT Group 1.170% 07/06/04.........     4,999,188
 1,500,000   Goldman Sachs 1.080% 07/02/04.....     1,499,955
 1,000,000   Goldman Sachs 1.050% 07/22/04.....       999,387
 3,000,000   Goldman Sachs 1.300% 08/13/04.....     2,995,342
 5,000,000   Merrill Lynch & Co. 1.450%
              07/01/04.........................     5,000,000
                                                 ------------
                                                   15,493,872
                                                 ------------
             CONSUMER FINANCIAL SERVICES (12.5%)
 5,526,000   American Express 1.170%
              07/09/04.........................     5,524,563
 1,304,000   American General Finance Corp.
              1.040% 07/02/04..................     1,303,962
 2,652,000   American General Finance Corp.
              1.120% 07/09/04..................     2,651,340
 5,500,000   Household Finance Corp. 1.220%
              07/21/04.........................     5,496,272
                                                 ------------
                                                   14,976,137
                                                 ------------
             CONSUMER PRODUCTS (9.0%)
   900,000   Fortune Brands 1.050% 07/06/04
              4(2)(144A).......................       899,869
 3,000,000   Fortune Brands 1.020% 07/07/04
              4(2)(144A).......................     2,999,490
 1,826,000   Gillette Co. 1.400% 07/01/04
              4(2)(144A).......................     1,826,000
 1,600,000   Proctor & Gamble 1.050% 07/06/04
              4(2)(144A).......................     1,599,767
 3,500,000   Proctor & Gamble 1.200% 07/28/04
              4(2)(144A).......................     3,496,850
                                                 ------------
                                                   10,821,976
                                                 ------------

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             DIVERSIFIED (4.6%)
$5,500,000   G.E. Capital Corp. 1.210%
              07/20/04.........................  $  5,496,488
                                                 ------------
             FOOD, BEVERAGE & TOBACCO (9.2%)
 3,000,000   Coca-Cola 1.120% 07/12/04.........     2,998,973
 1,500,000   Coca-Cola 1.120% 07/13/04.........     1,499,440
 1,000,000   Coca-Cola 1.200% 07/14/04.........       999,567
 5,500,000   Nestle Capital 1.190% 07/06/04
              4(2)(144A).......................     5,499,091
                                                 ------------
                                                   10,997,071
                                                 ------------
             INDUSTRIAL (5.4%)
 1,000,000   Alcoa Inc. 1.230% 07/13/04........       999,590
 2,500,000   E.I. Du Pont De Nemours & Co.
              1.090% 07/08/04..................     2,499,467
 3,000,000   E.I. Du Pont De Nemours & Co.
              1.250% 07/20/04..................     2,998,021
                                                 ------------
                                                    6,497,078
                                                 ------------
             INSURANCE (11.6%)
 2,890,000   Allstate Corp. 1.230% 07/06/04
              4(2)(144A).......................     2,889,506
 2,200,000   Prudential Funding 1.080%
              07/07/04.........................     2,199,604
 3,300,000   Prudential Funding 1.200%
              07/13/04.........................     3,298,680
   600,000   USAA Capital Corp. 1.030%
              07/01/04.........................       600,000
 4,400,000   USAA Capital Corp. 1.070%
              07/02/04.........................     4,399,869
   600,000   USAA Capital Corp. 1.210%
              07/07/04.........................       599,879
                                                 ------------
                                                   13,987,538
                                                 ------------
             MEDIA & PUBLISHING (14.6%)
 5,500,000   Gannett 1.100% 07/08/04
              4(2)(144A).......................     5,498,824
 5,000,000   Knight-Ridder 1.020% 07/01/04
              4(2)(144A).......................     5,000,000
   500,000   Knight-Ridder 1.130% 07/06/04
              4(2)(144A).......................       499,922
   992,000   Scripps (E.W.) Co. 1.170% 07/28/04
              4(2)(144A).......................       991,129
 2,000,000   Tribune Co. 1.170% 07/09/04
              4(2)(144A).......................     1,999,480
 2,000,000   Tribune Co. 1.200% 07/16/04
              4(2)(144A).......................     1,999,000
 1,500,000   Washington Post Co. 1.160%
              07/19/04 4(2)(144A)..............     1,499,130
                                                 ------------
                                                   17,487,485
                                                 ------------
             RETAIL (4.6%)
 5,500,000   Wal-Mart Stores 1.250% 08/03/04...     5,493,647
                                                 ------------
             TELECOMMUNICATIONS & RELATED (4.2%)
 5,100,000   BellSouth Corp. 1.050% 07/01/04
              4(2)(144A).......................     5,100,000
                                                 ------------
             TOTAL SHORT-TERM NOTES (96.6%)....  $115,959,889
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.0%)
$   45,000   US Bank 0.800% 7/1/04
              Repurchase price $45,003
              Collateralized by Freddie Mac
              Mortgage Backed Pool #762491
              Fair Value: $47,389
              Due: 11/01/18
              Interest: 4.500%.................  $     45,000
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS
              (0.0%)...........................  $     45,000
                                                 ------------
             TOTAL HOLDINGS (98.9%)
              (AMORTIZED COST $118,804,889)
              (A)..............................  $118,804,889
             NET OTHER ASSETS (LIABILITIES)
              (1.1%)...........................     1,286,345
                                                 ------------
             NET ASSETS (100.0%)...............  $120,091,234
                                                 ============

---------------

       (a) Represents cost for federal income tax and financial reporting purposes. See note 1.
       (b) Bond is a 7 day "rolling" asset that is money market eligible under Rule 2a-7. Interest resets every 7 days and the bond is eligible to be repurchased by the broker any time, at par, with a 7 day settlement.
4(2)(144A)  Security exempt from registration under Section 4(2) of the
            Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At the period end, the value of these securities amounted to $47,409,658 or 39.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at amortized
    cost...................................  $118,804,889
  Cash.....................................             4
  Receivable for fund shares sold..........     1,403,853
  Dividends & accrued interest
    receivable.............................         2,567
  Prepaid expenses.........................           245
                                             ------------
    Total assets...........................   120,211,558
                                             ------------
Liabilities:
  Payable for fund shares redeemed.........            42
  Payable for investment management
    services (note 3)......................        24,182
  Accrued custody expense..................        10,677
  Accrued professional fees................        15,559
  Accrued accounting fees..................        44,485
  Accrued printing and proxy fees..........        19,555
  Other accrued expenses...................         5,824
                                             ------------
    Total liabilities......................       120,324
                                             ------------
Net assets.................................  $120,091,234
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 12,009,123
  Paid-in capital in excess of par value...   108,082,111
                                             ------------
Net assets.................................  $120,091,234
                                             ============
Shares outstanding.........................    12,009,123
Net asset value per share..................  $      10.00
                                             ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $615,716
                                                 --------
Expenses:
  Management fees (note 3).....................   174,099
  Custodian fees...............................    16,264
  Directors' fees..............................     8,066
  Professional fees............................    12,844
  Accounting fees..............................    69,262
  Printing and proxy fees......................    18,838
  Other........................................       564
                                                 --------
    Total expenses.............................   299,937
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (24,931)
                                                 --------
    Net expenses...............................   275,006
                                                 --------
    Net investment income......................   340,710
                                                 --------
    Net increase in net assets from
      operations...............................  $340,710
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     -------------
From operations:
  Net investment income.....................................    $    340,710       $   1,213,767
  Realized gain on investments..............................               0               2,907
                                                                ------------       -------------
    Net increase in assets from operations..................         340,710           1,216,674
                                                                ------------       -------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................        (340,710)         (1,213,448)
                                                                ------------       -------------
From capital share transactions (note 4):
  Received from shares sold.................................      45,898,882         539,847,448
  Received from dividends reinvested........................         340,710           1,213,448
  Paid for shares redeemed..................................     (55,436,632)       (580,750,584)
                                                                ------------       -------------
    Decrease in net assets derived from capital share
     transactions...........................................      (9,197,040)        (39,689,688)
                                                                ------------       -------------
      Decrease in net assets................................      (9,197,040)        (39,686,462)
Net Assets:
  Beginning of period.......................................     129,288,274         168,974,736
                                                                ------------       -------------
  End of period (a).........................................    $120,091,234       $ 129,288,274
                                                                ============       =============
(a) Includes undistributed net investment income of.........    $         --       $         446
                                                                ============       =============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ---------------------------------------
                                                                (UNAUDITED)         2003       2002       2001       2000
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $10.00          $10.00     $10.00     $10.00     $10.00
Income from investment operations:
  Net investment income.....................................         0.03            0.07       0.14       0.36       0.62
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.03)          (0.07)     (0.14)     (0.36)     (0.62)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $10.00          $10.00     $10.00     $10.00     $10.00
                                                                   ======          ======     ======     ======     ======
Total return................................................         0.28%(b)        0.74%      1.37%      3.78%      6.34%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $120.1          $129.3     $169.0     $171.1     $ 75.9
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         0.46%(a)        0.41%      0.40%      0.38%      0.38%
    Net investment income...................................         0.57%(a)        0.74%      1.38%      3.43%      6.16%
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         0.50%(a)        0.44%      0.45%      0.42%      0.43%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate and long-term debt securities.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     1.42%
Five-year                                    6.79%
Ten-year                                     7.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Bond Portfolio returned (0.09)% versus 0.01% for the Merrill Lynch Corporate Bond Index 1-10 Year.

Both the price returns of the Bond Portfolio and the Merrill Lynch Index were adversely impacted by the rise in U.S. Treasury rates that occurred in the first six months of 2004. U.S. Treasury rates increased because of strong economic growth in the U.S., and expectations that the Federal Reserve would begin increasing short interest rates. The price returns of both the Bond Portfolio and the Merrill Lynch Index were also marginally negatively impacted by a slight increase in credit spreads. The coupon income from the Bond Portfolio and the Merrill Lynch Index essentially offset the negative impacts on total return resulting from the rise in interest rates and wider credit spreads, thus resulting in total returns very near zero for the first half of 2004.

The return of the Bond Portfolio underperformed the return of the Merrill Lynch Index by 10 basis points. The Bond Portfolio underperformed the Index because the Bond Portfolio had a duration that was longer than the Index during a period of rising interest rates, and several investments in the Portfolio performed poorly. The Bond Portfolio had a yield advantage over the Index at the start of the year of approximately 100 basis points that largely compensated for the greater price depreciation resulting from having the longer duration. The Bond Portfolio's yield advantage came from having a duration that was approximately one year longer than the Index, and an average credit quality of Baa2 while the Index had an average quality of A3. Having lower average credit quality than the Index gave the Bond Portfolio a 50 basis point credit spread advantage over the Index at the start of the year. By June 30, 2004, the Bond Portfolio's yield and credit spread advantages over the Merrill Lynch Index had declined to approximately 90 basis points and 45 basis points, respectively.

Investments in the Bond Portfolio that performed particularly well in the first half of 2004 include Arrow Electronics, Stillwell Financial, IMC Global, Goodyear, Timken and Jefferies Group. Poorly performing investments included AT&T, Abitibi Consolidated, International Telecom Satellite, Century Telephone, Citizens Communications and Federal Express.

We expect the U.S. economy to continue to grow in 2004. Because of economic growth, large Federal budget deficits and tightening of credit on the part of the Federal Reserve, we expect interest rates to rise. Due to the significant tightening of credit spreads in 2003, credit spreads will not tighten in 2004, nor will they widen significantly given our forecast for economic growth. If interest rates do increase meaningfully, price return for the Bond Portfolio would likely lag that of the Merrill Lynch Index. Any lag in price performance would be mitigated by the still large yield advantage the Bond Portfolio has over the Merrill Lynch Index.
 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                                             MERRILL LYNCH U.S. CORP. MASTER BOND
                                                                   BOND PORTFOLIO                           INDEX
                                                                   --------------            ------------------------------------
                                                                      10000.00                             10000.00
6/94                                                                   9552.00                              9697.90
                                                                       9616.00                              9798.66
6/95                                                                  10762.20                             10911.70
                                                                      11433.80                             11588.20
6/96                                                                  11270.30                             11494.90
                                                                      11857.50                             12062.30
6/97                                                                  12263.00                             12455.70
                                                                      12958.30                             13099.40
6/98                                                                  13322.40                             13593.90
                                                                      13634.20                             14187.40
6/99                                                                  13590.50                             14078.60
                                                                      13712.90                             14216.40
6/00                                                                  14083.10                             14568.70
                                                                      14516.90                             15544.90
6/01                                                                  15162.90                             16389.00
                                                                      15737.50                             17167.50
6/02                                                                  16463.00                             17588.10
                                                                      17100.20                             18854.50
6/03                                                                  18606.70                             20130.90
                                                                      18889.50                             20281.90
6/04                                                                  18872.50                             20283.90

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Merrill Lynch U.S. Corporate Master Bond Index 1-10 Year represents $150 million issue or greater investment grade bonds maturing in 1 to 10 years.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 TOP 10 LONG-TERM BOND AND NOTE HOLDINGS
 AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Ford Motor Credit Corp. 7.250%
     10/25/11                                2.8
 2.  Monsato Co. 7.375% 08/15/12             2.4
 3.  Transalta Corp. 6.750% 07/15/12         2.2
 4.  General Electric Capital Corp.
     6.000% 06/15/12                         2.2
 5.  Potlatch Corp. 12.500% 12/01/09         1.3
 6.  Pulte Corp. 8.125% 03/01/11             1.2
 7.  France Telecom 8.750% 03/01/11          1.2
 8.  Tyson Foods Inc. 8.250%
     10/01/11                                1.2
 9.  Jeffries Group Inc. 7.750%
     03/15/12                                1.2
10.  Radian Group Inc. 7.750%
     06/01/11                                1.2

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Financial Services                     12.6
 2.  Utilities                              11.6
 3.  Telecommunications & Related            7.1
 4.  Real Estate & Leasing                   5.9
 5.  Broadcast Radio & TV                    5.8

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.9%)
$  500,000   ArvinMeritor Inc. 8.750%
              03/01/12..........................  $   545,000
   750,000   DaimlerChrysler NA Holdings 4.050%
              06/04/08..........................      736,051
   500,000   Delphi Corp. 6.500% 08/15/13.......      509,756
                                                  -----------
                                                    1,790,807
                                                  -----------
             BIOTECHNOLOGY & DRUGS (1.3%)
   500,000   Schering-Plough Corp. 5.300%
              12/01/13..........................      491,915
   750,000   Wyeth 5.500% 02/01/14..............      717,944
                                                  -----------
                                                    1,209,859
                                                  -----------
             BROADCAST RADIO & TV (5.8%)
   750,000   Clear Channel Communications 5.750%
              01/15/13..........................      755,408
   500,000   Comcast Cable Communications 8.375%
              05/01/07..........................      559,164
   250,000   Comcast Cable Communications 8.875%
              05/01/17..........................      305,459
   500,000   Cox Communications Inc. 6.750%
              03/15/11..........................      539,848
   750,000   Liberty Media Corp. 5.700%
              05/15/13..........................      740,109
 1,000,000   Rogers Cable 7.875% 05/01/12.......    1,059,067
   750,000   Time Warner Inc. 6.875% 05/01/12...      811,679
   750,000   Walt Disney Co. 5.875% 12/15/17....      748,961
                                                  -----------
                                                    5,519,695
                                                  -----------
             BUILDING & CONSTRUCTION (4.0%)
   500,000   Centex Corp. 5.125% 10/01/13.......      472,832
 1,000,000   Lennar Corp. 5.950% 03/01/13.......    1,009,867
 1,000,000   Pulte Corp. 8.125% 03/01/11........    1,174,399
 1,000,000   Pulte Homes Inc. 7.875% 08/01/11...    1,132,692
                                                  -----------
                                                    3,789,790
                                                  -----------
             BUSINESS SERVICES (1.4%)
   750,000   ARAMARK Services Inc. 7.000%
              07/15/06..........................      799,476
   500,000   Cendant Corp. 6.875% 08/15/06......      534,514
                                                  -----------
                                                    1,333,990
                                                  -----------
             CHEMICALS (3.7%)
   750,000   ICI Wilmington 4.375% 12/01/08.....      736,434
   500,000   IMC Global Inc. 6.875% 07/15/07....      516,250
 2,000,000   Monsanto Co. 7.375% 08/15/12.......    2,264,166
                                                  -----------
                                                    3,516,850
                                                  -----------
             COMPUTER & RELATED (3.2%)
   750,000   Computer Sciences Corp. 7.375%
              06/15/11..........................      850,770
 1,000,000   Hewlett-Packard Co. 6.500%
              07/01/12..........................    1,092,604
 1,000,000   NCR Corp. 7.125% 06/15/09..........    1,094,961
                                                  -----------
                                                    3,038,335
                                                  -----------
             CONGLOMERATES (1.8%)
   500,000   Olin Corp. 9.125% 12/15/11.........      602,952
 1,000,000   Temple-Inland Inc. 7.875%
              05/01/12..........................    1,133,245
                                                  -----------
                                                    1,736,197
                                                  -----------
             CONSUMER PRODUCTS (0.8%)
   750,000   Eastman Kodak Co. 3.625%
              05/15/08..........................      710,174
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             DIVERSIFIED (1.3%)
$  750,000   Hutchison Whampoa Int'l Ltd. 6.250%
              01/24/14 (144A)...................  $   728,645
   500,000   Tyco International Group SA 6.000%
              11/15/13..........................      514,924
                                                  -----------
                                                    1,243,569
                                                  -----------
             FINANCIAL SERVICES (12.6%)
   500,000   Boeing Capital Corp. 5.400%
              11/30/09..........................      517,292
   750,000   Bunge Ltd. Finance Corp. 5.875%
              05/15/13..........................      754,309
   750,000   Capital One Bank 5.125% 02/15/14...      710,991
   750,000   CIT Group Inc. 5.000% 02/13/14.....      710,357
 2,500,000   Ford Motor Credit Corp. 7.250%
              10/25/11..........................    2,614,420
 2,000,000   General Electric Capital Corp.
              6.000% 06/15/12...................    2,113,914
 1,000,000   General Motors Acceptance Co.
              6.125% 08/28/07...................    1,044,199
 1,000,000   General Motors Acceptance Co.
              7.250% 03/02/11...................    1,050,916
   500,000   Goldman Sachs Group Inc. 5.150%
              01/15/14..........................      481,047
   750,000   Household Finance Corp. 6.375%
              11/27/12..........................      796,507
 1,000,000   Jefferies Group Inc. 7.750%
              03/15/12..........................    1,134,824
                                                  -----------
                                                   11,928,776
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (1.8%)
   500,000   Gruma, SA de C.V. (Mexico) 7.625%
              10/15/07..........................      540,000
 1,000,000   Tyson Foods Inc. 8.250% 10/01/11...    1,150,132
                                                  -----------
                                                    1,690,132
                                                  -----------
             FOREIGN GOVERNMENT (0.8%)
   750,000   United Mexican States 5.875%
              01/15/14..........................      722,625
                                                  -----------
             FORESTRY & PAPER PRODUCTS (5.3%)
 1,000,000   Abitibi Consolidated Inc. 7.400%
              04/01/18..........................      915,365
 1,000,000   Domtar Inc. 7.875% 10/15/11........    1,123,487
   500,000   International Paper Co. 5.300%
              04/01/15..........................      476,914
 1,000,000   Potlatch Corp. 12.500% 12/01/09....    1,201,011
   500,000   Rock-Tenn Co. 5.625% 03/15/13......      492,538
   750,000   Weyerhaeuser Co. 5.250% 12/15/09...      765,083
                                                  -----------
                                                    4,974,398
                                                  -----------
             HOTELS & MOTELS (1.5%)
   700,000   ITT Corp. 6.750% 11/15/05..........      724,500
   700,000   Mirage Resorts Inc. 6.750%
              02/01/08..........................      722,750
                                                  -----------
                                                    1,447,250
                                                  -----------
             INSURANCE (5.6%)
   750,000   Assurant Inc. 5.625% 02/15/14......      737,698
   750,000   Loews Corp. 5.250% 03/15/16........      700,453
 1,000,000   Nationwide CSN Trust 9.875%
              02/15/25 (144A)...................    1,083,053
 1,000,000   Radian Group Inc. 7.750%
              06/01/11..........................    1,134,615
 1,000,000   Safeco Corp. 7.250% 09/01/12.......    1,125,877
   500,000   Stancorp Financial Group 6.875%
              10/01/12..........................      533,715
                                                  -----------
                                                    5,315,411
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             MACHINERY (1.3%)
$  550,000   Briggs & Stratton 8.875%
              03/15/11..........................  $   644,875
   500,000   Tenaska Georgia Partners LP 9.500%
              02/01/30..........................      593,548
                                                  -----------
                                                    1,238,423
                                                  -----------
             MEDIA & PUBLISHING (0.8%)
   750,000   Donnelley RR & Sons 4.950% 04/01/14
              (144A)............................      715,596
                                                  -----------
             MEDICAL & RELATED (1.9%)
   500,000   HCA Inc. 5.750% 03/15/14...........      476,216
   750,000   Hospira Inc. 4.950% 06/15/09
              (144A)............................      755,036
   500,000   Manor Care Inc. 6.250% 05/01/13....      511,875
                                                  -----------
                                                    1,743,127
                                                  -----------
             METALS & MINING (2.2%)
 1,000,000   Teck Cominco 7.000% 09/15/12.......    1,071,064
 1,000,000   Timken Co. 5.750% 02/15/10.........    1,003,284
                                                  -----------
                                                    2,074,348
                                                  -----------
             OIL, ENERGY & NATURAL GAS (5.0%)
   200,000   Atlantic Richfield BP Amoco 8.550%
              03/01/12..........................      243,889
   750,000   Marathon Oil Corp. 6.125%
              03/15/12..........................      792,551
 1,000,000   Ocean Energy Inc. 7.250%
              10/01/11..........................    1,104,851
 1,000,000   Southwest Gas Corp. 7.625%
              05/15/12..........................    1,105,737
   750,000   Valero Energy Corp. 6.875%
              04/15/12..........................      816,767
   750,000   XTO Energy Inc. 4.900% 02/01/14....      707,498
                                                  -----------
                                                    4,771,293
                                                  -----------
             REAL ESTATE & LEASING (5.9%)
 1,000,000   Bay Apartment Communities 6.625%
              01/15/08..........................    1,085,492
   900,000   Colonial Properties 8.050%
              07/15/06..........................      981,635
   750,000   ERP Operating LP 4.750% 06/15/09...      751,621
   500,000   iStar Financial 5.700% 03/01/14
              (144A)............................      471,819
   750,000   Mack-Cali Realty LP 4.600%
              06/15/13..........................      696,241
 1,000,000   Rouse Co. 7.200% 09/15/12..........    1,091,566
   500,000   Spieker Properties LP 7.250%
              05/01/09..........................      552,175
                                                  -----------
                                                    5,630,549
                                                  -----------
             RESTAURANTS (0.6%)
   500,000   Wendy's Int'l. Inc. 6.350%
              12/15/05..........................      524,386
                                                  -----------
             RETAIL (2.8%)
 1,000,000   Kroger Co. 6.200% 06/15/12.........    1,048,617
   500,000   Safeway Inc. 5.800% 08/15/12.......      504,871
 1,000,000   Staples Inc. 7.375% 10/01/12.......    1,128,025
                                                  -----------
                                                    2,681,513
                                                  -----------
             TELECOMMUNICATIONS & RELATED (7.1%)
   500,000   AT&T Corp. 8.050% 11/15/11.........      514,070
   750,000   AT&T Wireless Services 7.875%
              03/01/11..........................      854,220
 1,000,000   CenturyTel Inc. 7.875% 08/15/12....    1,109,288
 1,000,000   Citizens Communications 7.625%
              08/15/08..........................    1,033,218
   250,000   Deutsche Telekom Int Fin 5.250%
              07/22/13..........................      243,814
 1,000,000   France Telecom 8.750% 03/01/11.....    1,160,326

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (CONTINUED)
$  750,000   Int'l. Telecom Satellite 7.625%
              04/15/12..........................  $   711,619
   500,000   Singapore Telecommunications 6.375%
              12/01/11 (144A)...................      532,938
   500,000   Sprint Capital Corp. 8.375%
              03/15/12..........................      575,498
                                                  -----------
                                                    6,734,991
                                                  -----------
             TRANSPORTATION (1.4%)
   571,097   Federal Express Corp. 7.020%
              01/15/16..........................      591,945
   436,499   Northwest Airlines Inc. 8.070%
              01/02/15..........................      286,686
   500,000   Union Pacific Corp. 3.625%
              06/01/10..........................      470,819
                                                  -----------
                                                    1,349,450
                                                  -----------
             UTILITIES (10.9%)
   500,000   Avista Corp. 9.750% 06/01/08.......      590,000
   500,000   Centerpoint Energy 5.950%
              01/15/14..........................      492,437
   750,000   Consumers Energy Co. 6.000%
              02/15/14..........................      764,084
   750,000   Duke Capital 5.500% 03/01/14.......      713,866
 1,000,000   Ipalco Enterprises 8.625%
              11/14/11..........................    1,090,000
   250,000   Kansas Gas & Electric 8.290%
              03/29/16..........................      260,226
   750,000   Kinder Morgan Energy Partners LP
              5.000% 12/15/13...................      706,559
   750,000   Metropolitan Edison 4.875% 04/01/14
              (144A)............................      700,357
   750,000   NiSource Finance Corp. 5.400%
              07/15/14..........................      730,253
   750,000   PSEG Power 5.000% 04/01/14.........      700,898
   700,000   Texas Utilities Electric Co. 7.480%
              01/01/17..........................      766,500
 2,000,000   Transalta Corp. 6.750% 07/15/12....    2,118,920
   750,000   Virginia Electric & Power 4.750%
              03/01/13..........................      716,004
                                                  -----------
                                                   10,350,104
                                                  -----------
             WASTE MANAGEMENT (0.8%)
   750,000   Waste Management Inc. 5.000%
              03/15/14..........................      714,195
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (93.5%)...........................  $88,495,833
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (3.4%)
$3,179,000   American Express Credit Corp.
              1.300% 07/01/04...................  $ 3,179,000
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.4%)
   400,000   Transocean Sedco Forex 6.750%
              04/15/05..........................      410,449
                                                  -----------
             UTILITIES (0.7%)
   500,000   Great Lakes Power 8.300%
              03/01/05..........................      517,585
   200,000   Toledo Edison Co. 7.875%
              08/01/04..........................      200,816
                                                  -----------
                                                      718,401
                                                  -----------
             TOTAL SHORT-TERM BONDS & NOTES
              (4.5%)............................  $ 4,307,850
                                                  -----------
             TOTAL HOLDINGS (98.0%)
              (COST $89,337,919) (A)............  $92,803,683
             NET OTHER ASSETS (LIABILITIES)
              (2.0%)............................    1,874,469
                                                  -----------
             NET ASSETS (100.0%)................  $94,678,152
                                                  ===========

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

---------------

  (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,164,598.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $4,987,444 or 5.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $89,337,919)......................  $92,803,683
  Cash......................................          244
  Receivable for fund shares sold...........      469,241
  Accrued interest receivable...............    1,567,683
  Prepaid expenses..........................           75
                                              -----------
    Total assets............................   94,840,926
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........       69,635
  Payable for investment management services
    (note 3)................................       45,973
  Accrued custody expense...................        3,680
  Accrued professional fees.................        8,522
  Accrued accounting fees...................       21,913
  Accrued printing and proxy fees...........       10,304
  Other accrued expenses....................        2,747
                                              -----------
    Total liabilities.......................      162,774
                                              -----------
  Net assets................................  $94,678,152
                                              ===========
  Net assets consist of:
    Par value, $1 per share.................  $ 8,854,130
    Paid-in capital in excess of par
      value.................................   81,941,196
    Accumulated net realized loss on
      investments...........................   (2,041,754)
    Net unrealized appreciation on
      investments...........................    3,465,764
    Undistributed net investment income.....    2,458,816
                                              -----------
  Net assets................................  $94,678,152
                                              ===========
  Shares outstanding........................    8,854,130
  Net asset value per share.................  $     10.69
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $ 2,808,261
                                               -----------
    Total investment income..................    2,808,261
                                               -----------
Expenses:
  Management fees (note 3)...................      278,371
  Custodian fees.............................        8,457
  Directors' fees............................        3,964
  Professional fees..........................        8,674
  Accounting fees............................       42,099
  Printing and proxy fees....................       10,499
  Other......................................          270
                                               -----------
    Total expenses...........................      352,334
                                               -----------
    Net investment income....................    2,455,927
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments...........      705,782
  Change in unrealized
    appreciation/depreciation on
    investments..............................   (3,313,999)
                                               -----------
    Net loss on investments..................   (2,608,217)
                                               -----------
    Net decrease in net assets from
      operations.............................  $  (152,290)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $ 2,455,927        $  5,183,947
  Realized gain (loss) on investments.......................        705,782          (1,238,897)
  Change in unrealized appreciation/depreciation on
    investments.............................................     (3,313,999)          5,054,169
                                                                -----------        ------------
    Net increase (decrease) in net assets from operations...       (152,290)          8,999,219
                                                                -----------        ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              0          (5,180,393)
  Return of capital.........................................              0              (2,029)
                                                                -----------        ------------
    Total dividends and distributions.......................              0          (5,182,422)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................     10,058,120          22,016,126
  Received from dividends reinvested........................              0           5,182,422
  Paid for shares redeemed..................................     (5,515,435)        (26,152,067)
                                                                -----------        ------------
    Increase in net assets derived from capital share
     transactions...........................................      4,542,685           1,046,481
                                                                -----------        ------------
      Increase in net assets................................      4,390,395           4,863,278
Net Assets:
  Beginning of period.......................................     90,287,757          85,424,479
                                                                -----------        ------------
  End of period (a).........................................    $94,678,152        $ 90,287,757
                                                                ===========        ============
(a) Includes undistributed net investment income of.........    $ 2,458,816        $      2,889
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ---------------------------------------
                                                                (UNAUDITED)         2003       2002       2001       2000
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $10.70          $10.25     $10.02     $ 9.84     $ 9.94
Income (loss) from investment operations:
  Net investment income.....................................         0.28            0.61       0.61       0.64(c)    0.67
  Net realized & unrealized gain (loss) on investments......        (0.29)           0.45       0.23       0.17(c)   (0.10)
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........        (0.01)           1.06       0.84       0.81       0.57
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00           (0.61)     (0.61)     (0.63)     (0.67)
  Return of capital.........................................         0.00            0.00(d)    0.00       0.00       0.00
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................         0.00           (0.61)     (0.61)     (0.63)     (0.67)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $10.69          $10.70     $10.25     $10.02     $ 9.84
                                                                   ======          ======     ======     ======     ======
Total return................................................        (0.09)%(b)      10.46%      8.66%      8.41%      5.86%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 94.7          $ 90.3     $ 85.4     $ 55.0     $ 27.9
Ratios to average net assets:
  Expenses..................................................         0.76%(a)        0.77%      0.75%      0.75%      0.77%
  Net investment income.....................................         5.28%(a)        5.66%      6.34%      6.38%(c)   6.80%
Portfolio turnover rate.....................................           12%             30%        17%        12%         7%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as required by the November 2000 revision of the AICPA Audit and Accounting Guide for Investment Companies, these amounts would have been:

         Net investment income.......................................  $0.64
         Net realized and unrealized gain (loss).....................  $0.17
         Net investment income ratio.................................   6.35%

(d) Amount is less than $0.005.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   15.36%
Five-year                                  -5.17%
Ten-year                                    3.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six months ended June 30, 2004, the Ohio National Omni Portfolio returned 1.21% versus 2.36% for the current blended benchmark, which is composed of 70% the S&P 500 Index and 30% the Merrill Lynch U.S. Corporate Master Bond Index.

The underperformance of the Omni Portfolio versus its blended benchmark is due to underperformance of both the equity and bond components of the Omni Portfolio versus their respective benchmarks. The Omni Portfolio did, however, benefit from an asset allocation decision that over-weighted stocks by approximately 5% during a period when the returns from stocks exceeded the returns from bonds.

During the six-month period, the equity component of the Omni Portfolio had a return of 2.2% versus the 3.4% return of the S&P 500, for underperformance of 1.2%. At the start of the year, the stock portion of the portfolio was overweighted in technology and industrial issues, because of an expected continuation of economic recovery. As the first quarter progressed, valuations in technology stocks became high, and some positions were sold, bringing the portfolio down to a neutral weighting in technology versus the S&P 500. At the same time, financial services issues were increased because valuations in many financial stocks were reasonable and earnings estimates were positive. During the second quarter, the weighting of stocks in the energy sector was increased from approximately 3.5% at the end of March to 10% by the end of June. The weighting of stocks in the financial services sector was reduced by approximately 7% to 23% at the end of June, as American Express, Franklin Resources and two broker stocks, A.G. Edwards and Morgan Stanley, were sold. Portfolio performance during the first half of 2004 was aided by Tyco International Ltd. Up 25%, Lincoln National Corp. up 17%, PMI Group Inc. up 17%, Hartford Financial Services Group Inc. up 16% and American International Group Inc. up 8%. Stocks which underperformed during the first half of 2004 included Siebel Systems Inc. down (23%), International Rectifier Corp. down (16%), Intel Corp. down (14%), Kohl's Corp. down (6%) and Fannie Mae down (5%).

For the six-month period, the bond component of the Omni Portfolio had a return of (0.3)% versus (0.1)% for the Merrill Lynch U.S. Corporate Master Bond Index, for underperformance of approximately 0.2%. The price return for both the bond component of the Omni Portfolio and the Merrill Bond Index were adversely impacted by the rise in U.S. Treasury rates that occurred during the period. U.S. Treasury rates increased because of strong economic growth in the U.S., and expectations that the Federal Reserve would begin increasing short interest rates. The price returns were also marginally negatively impacted by a slight increase in credit spreads. The coupon income from the bonds offset much, but not all, of the negative impacts on total return resulting from the rise in Treasury rates and wider credit spreads. The rise in Treasury rates had less of a negative impact on the bond component of the Omni Portfolio than the Merrill Bond Index because the bonds in the Omni Portfolio had a duration that was approximately 0.4 years shorter than that of the Merrill Bond Index for much of the six month period. The total return of the bond component of the Omni Portfolio underperformed the Merrill Bond Index because it held several bonds which decreased in price. These bonds are AT&T, American Home Products (Wyeth), Cox Communications, Nationwide and Rogers Cable.

With the summer Olympics about to start, and the presidential election campaign in the U.S. in full swing, the possibility of a terrorist attack is more than theoretical. Oil prices already discount some type of supply disruption. Overall, the stock market appears fairly valued for a normal environment at a price of approximately 17.0 times next year's earnings, but the stock market is too expensive given the risks of terrorist attack and the effect on the economy from high oil prices. For this reason, during July, we began reducing our 5% over-weighting in stocks versus the blended benchmark, with the goal of shortly moving to an asset allocation of stocks and bonds that is neutral to the blended benchmark.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

In the equity component of the Omni Portfolio, we remain over-weighted in the energy sector for both fundamental and geo-political risk reasons. The equity component is also over-weighted in healthcare and financial stocks, and for the first time in over two years, is under-weighted in technology as information technology spending appears to be slowing. For the bond component of the Omni Portfolio, we expect to maintain a duration that is modestly short of the Merrill Bond Index because we expect interest rates to rise, due to continued U.S. economic growth, large Federal budget deficits and tightening of credit on the part of the Federal Reserve. Given our forecast for economic growth, credit spreads are not expected to widen, and thus, we will continue to hold a bond portfolio that has an average credit quality of Baa1 versus the A3 average quality of the Merrill Bond Index. The strategy for the bond portion of the Omni Portfolio also includes increasing the diversification of holdings.
 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                 OMNI PORTFOLIO (COMMENCED        70% S&P 500 INDEX/30% ML U.S.
                                                               OPERATIONS SEPTEMBER 10, 1984)      CORPORATE MASTER BOND INDEX
                                                               ------------------------------     -----------------------------
                                                                         10000.00                           10000.00
6/94                                                                      9686.00                            9627.10
                                                                          9946.55                            9990.81
6/95                                                                     11286.40                           11797.80
                                                                         12210.70                           13243.70
6/96                                                                     13085.00                           14106.60
                                                                         14108.20                           15497.60
6/97                                                                     15637.60                           17871.20
                                                                         16668.10                           19566.20
6/98                                                                     17971.50                           22248.40
                                                                         17423.40                           23963.50
6/99                                                                     18470.50                           25878.40
                                                                         19401.50                           27303.80
6/00                                                                     19983.50                           27403.50
                                                                         16520.40                           26283.20
6/01                                                                     15028.60                           25480.30
                                                                         14361.30                           24873.30
6/02                                                                     12129.60                           22731.50
                                                                         11091.30                           21641.10
6/03                                                                     12280.30                           23918.60
                                                                         13997.00                           26497.90
6/04                                                                     14166.40                           27123.80

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Merrill Lynch U.S. Corporate Master Bond Index consists of all Domestic and Investment Grade Bonds with a minimum outstanding amount of $100 million and maturing over 1 year.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic market.
 TOP 10 PORTFOLIO HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Pfizer Inc.                             2.7
 2.  General Electric Co.                    2.5
 3.  Wal-Mart Stores Inc.                    2.0
 4.  Bank of America Corp.                   1.9
 5.  Exxon Mobil Corp.                       1.9
 6.  Viacom Inc. CL B                        1.7
 7.  American International Group
     Inc.                                    1.7
 8.  Sovereign Bancorp Inc.                  1.7
 9.  Nationwide CSN Trust 9.875
     02/15/25                                1.7
10.  Anthem Inc.                             1.7

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Insurance                              13.1
 2.  Oil, Energy & Natural Gas               9.2
 3.  Biotechnology & Drugs                   8.9
 4.  Computer & Related                      7.9
 5.  Banking                                 7.0

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             BANKING (6.6%)
    14,383   Bank of America Corp. .............  $ 1,217,089
    20,597   Citigroup Inc. ....................      957,761
    49,300   Sovereign Bancorp Inc. ............    1,089,530
    14,800   SunTrust Banks Inc. ...............      961,852
                                                  -----------
                                                    4,226,232
                                                  -----------
             BIOTECHNOLOGY & DRUGS (8.1%)
    17,200   *Amgen Inc. .......................      938,604
    25,600   Bristol-Myers Squibb Co. ..........      627,200
    13,400   Eli Lilly & Co. ...................      936,794
    20,100   Merck & Co. Inc. ..................      954,750
    49,400   Pfizer Inc. .......................    1,693,432
                                                  -----------
                                                    5,150,780
                                                  -----------
             BROADCAST RADIO & TV (5.0%)
    35,800   *Directv Group Inc. ...............      612,180
    27,700   *Time Warner Inc. .................      486,966
    31,100   Viacom Inc. -CL B..................    1,110,892
    37,900   Walt Disney Co. ...................      966,071
                                                  -----------
                                                    3,176,109
                                                  -----------
             COMPUTER & RELATED (7.9%)
    27,700   *Dell Inc. ........................      992,214
    11,000   Int'l Business Machines Corp. .....      969,650
    34,900   Microsoft Corp. ...................      996,744
    87,000   *Oracle Corp. .....................    1,037,910
    94,100   *Siebel Systems Inc. ..............    1,004,988
                                                  -----------
                                                    5,001,506
                                                  -----------
             CONGLOMERATES (4.0%)
    10,900   3M Co. ............................      981,109
    49,100   General Electric Co. ..............    1,590,840
                                                  -----------
                                                    2,571,949
                                                  -----------
             CONSUMER PRODUCTS (1.9%)
     9,200   *Coach Inc. .......................      415,748
     5,200   Eastman Kodak Co. .................      140,296
    18,100   Reebok International Ltd. .........      651,238
                                                  -----------
                                                    1,207,282
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (2.7%)
    36,200   Intel Corp. .......................      999,120
    16,700   *International Rectifier Corp. ....      691,714
                                                  -----------
                                                    1,690,834
                                                  -----------
             FINANCIAL SERVICES (2.8%)
    12,800   Fannie Mae.........................      913,408
     9,000   Goldman Sachs Group Inc. ..........      847,440
                                                  -----------
                                                    1,760,848
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (3.0%)
    18,700   Coca-Cola Co. .....................      943,976
    18,000   Pepsico Inc. ......................      969,840
                                                  -----------
                                                    1,913,816
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             INSURANCE (8.7%)
    15,400   American International Group
              Inc. .............................  $ 1,097,712
    11,800   *Anthem Inc. ......................    1,056,808
    14,200   Chubb Corp. .......................      968,156
    13,700   Hartford Financial Services Group
              Inc. .............................      941,738
    18,100   Lincoln National Corp. ............      855,225
     6,200   PMI Group Inc. ....................      269,824
     7,900   Radian Group Inc. .................      378,410
                                                  -----------
                                                    5,567,873
                                                  -----------
             MACHINERY (1.5%)
    12,200   Caterpillar Inc. ..................      969,168
                                                  -----------
             MEDICAL & RELATED (2.2%)
    23,400   *Boston Scientific Corp. ..........    1,001,520
     7,400   Guidant Corp. .....................      413,512
                                                  -----------
                                                    1,415,032
                                                  -----------
             OIL, ENERGY & NATURAL GAS (7.7%)
     9,700   ChevronTexaco Corp. ...............      912,867
    13,300   EOG Resources Inc. ................      794,143
    27,300   Exxon Mobil Corp. .................    1,212,393
    20,200   Occidental Petroleum Corp. ........      977,882
    32,800   XTO Energy Inc. ...................      977,112
                                                  -----------
                                                    4,874,397
                                                  -----------
             PRINTING & PUBLISHING (1.5%)
    11,000   Gannett Co. Inc. ..................      933,350
                                                  -----------
             RETAIL (4.4%)
    20,200   *Kohl's Corp. .....................      854,056
    19,600   Tiffany & Co. .....................      722,260
    23,600   Wal-Mart Stores Inc. ..............    1,245,136
                                                  -----------
                                                    2,821,452
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTR. (1.0%)
    32,000   *PerkinElmer Inc. .................      641,280
                                                  -----------
             TELECOMMUNICATIONS & RELATED (3.0%)
    41,300   Cisco Systems Inc. ................      978,810
    13,600   L-3 Communications Holdings
              Inc. .............................      908,480
                                                  -----------
                                                    1,887,290
                                                  -----------
             TOTAL U.S. COMMON STOCKS (72.0%)...  $45,809,198
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (4.2%)
             FOOD, BEVERAGE & TOBACCO (1.2%)
    18,700   Bunge Ltd. ........................  $   728,178
                                                  -----------
             CONGLOMERATES (1.5%)
    28,500   Tyco International Ltd. ...........      944,490
                                                  -----------
             INSURANCE (1.5%)
    12,900   XL Capital Ltd. CL A...............      973,434
                                                  -----------
             TOTAL BERMUDA......................    2,646,102
                                                  -----------
             TOTAL FOREIGN STOCKS (4.2%)........  $ 2,646,102
                                                  -----------
             TOTAL COMMON STOCKS (76.2%)........  $48,455,300
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.7%)
$  500,000   General Motor Acceptance Corp.
               7.750% 01/19/10..................  $   543,400
   250,000   DaimlerChrysler NA 6.500%
              11/15/13..........................      256,758
   250,000   Ford Motor Credit Co. 7.000%
              10/01/13..........................      252,792
                                                  -----------
                                                    1,052,950
                                                  -----------
             BANKING (0.4%)
   250,000   Mellon Funding Corp. 5.500%
              11/15/18..........................      245,150
                                                  -----------
             BIOTECHNOLOGY & DRUGS (0.8%)
   500,000   American Home Products-Wyeth 6.700%
              03/15/11..........................      534,681
                                                  -----------
             BROADCAST RADIO & TV (0.8%)
   250,000   Comcast Cable Notes 6.200%
              11/15/08..........................      266,593
   250,000   Rogers Cable Inc. 5.500%
              03/15/14..........................      222,140
                                                  -----------
                                                      488,733
                                                  -----------
             BUILDING & CONSTRUCTION (0.4%)
   250,000   Centex Corp. 5.1250% 10/01/13......      236,416
                                                  -----------
             BUSINESS SERVICES (0.8%)
   500,000   ARAMARK Services 8.150% 05/01/05...      520,170
                                                  -----------
             CONGLOMERATES (0.8%)
   250,000   Hutchison Whampoa Int'l. Ltd.
              6.250% 01/24/14 (144A)............      242,881
   250,000   Tyco Int'l Group SA 6.000%
              11/15/13..........................      257,462
                                                  -----------
                                                      500,343
                                                  -----------
             CONSUMER PRODUCTS (0.4%)
   250,000   Eastman Kodak Co. 3.625%
              05/15/08..........................      236,725
                                                  -----------
             ENTERTAINMENT & LEISURE (0.8%)
   500,000   Walt Disney Co. 6.2000% 06/20/14...      524,782
                                                  -----------
             FINANCIAL SERVICES (2.4%)
   250,000   Bunge Ltd. Finance Corp. 5.875%
              05/15/13..........................      251,437
   250,000   CIT Group Inc. 5.000% 02/13/14.....      236,785
   250,000   General Electric Capital Corp.
              5.450% 01/15/13...................      253,905
   250,000   Goldman Sachs Group Inc. 5.150%
              01/15/14..........................      240,524
   500,000   Household Finance Co. 6.375%
              11/27/12..........................      531,005
                                                  -----------
                                                    1,513,656
                                                  -----------
             FOREIGN GOVERNMENT (0.4%)
   250,000   United Mexican States 5.875%
              01/15/14..........................      240,875
                                                  -----------
             FORESTRY & PAPER PRODUCTS (0.8%)
   250,000   Int'l. Paper Co. 5.300% 04/01/15...      238,457
   250,000   Weyerhaeuser Co. 5.950% 11/01/08...      264,117
                                                  -----------
                                                      502,574
                                                  -----------
             GOVERNMENT (1.0%)
   700,000   US Treasury Bond 3.6250%
              05/15/13..........................      655,539
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             INSURANCE (2.9%)
$  250,000   Assurant Inc. 5.625% 02/15/14......  $   245,899
   250,000   MetLife Inc. 5.375% 12/15/12.......      252,538
 1,000,000   Nationwide CSN Trust 9.875%
              02/15/25 (144A)...................    1,083,053
   250,000   Travelers Property & Casualty
              3.750% 03/15/08...................      247,059
                                                  -----------
                                                    1,828,549
                                                  -----------
             METALS & MINING (0.7%)
   500,000   Teck Corp. 3.750% 07/15/06.........      482,500
                                                  -----------
             OIL, ENERGY & NATURAL GAS (1.5%)
   250,000   Consumers Energy 6.000% 02/15/14...      254,694
   250,000   Duke Capital 5.500% 03/01/14.......      237,955
   250,000   Occidental Petroleum 4.250%
              03/15/10..........................      245,731
   250,000   XTO Energy Inc. 4.900% 02/01/14....      235,833
                                                  -----------
                                                      974,213
                                                  -----------
             REAL ESTATE & LEASING (1.1%)
   250,000   Duke Realty Corp. 4.625%
              05/15/13..........................      236,173
   250,000   EOP Operating LP 5.875% 01/15/13...      253,923
   250,000   Valero Energy Corp. 4.750%
              06/15/13..........................      235,497
                                                  -----------
                                                      725,593
                                                  -----------
             RETAIL (0.8%)
   500,000   Safeway Inc. 5.800% 08/15/12.......      504,871
                                                  -----------
             TELECOMMUNICATIONS & RELATED (2.1%)
   250,000   AT&T Corp. 8.050% 11/15/11.........      257,035
   500,000   Cox Communications Inc. 6.750%
              03/15/11..........................      539,848
   500,000   Verizon Florida Inc. 6.125%
              01/15/13..........................      514,794
                                                  -----------
                                                    1,311,677
                                                  -----------
             UTILITIES (0.7%)
   250,000   Southern Power Co. 4.875%
              07/15/15..........................      232,470
   250,000   Virginia Electric & Power 4.750%
              03/01/13..........................      238,668
                                                  -----------
                                                      471,138
                                                  -----------
             WASTE MANAGEMENT SERVICES (0.4%)
   250,000   Waste Management Inc. 5.000%
              03/15/14..........................      238,065
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (21.7%)...........................  $13,789,200
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             UTILITIES (1.6%)
$1,000,000   Great Lakes Power 9.000%
              08/01/04..........................  $ 1,004,392
                                                  -----------
             TOTAL SHORT-TERM BONDS & NOTES
              (1.6%)............................  $ 1,004,392
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.0%)
$   23,000   US Bank 0.800% 07/01/04
              Repurchase price $23,002
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $24,221
              Due: 11/01/18
              Interest: 4.500%..................  $    23,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (0.00%)...........................  $    23,000
                                                  -----------
             TOTAL HOLDINGS (99.5%)
              (COST $61,457,020) (A)............  $63,271,892
             NET OTHER ASSETS (LIABILITIES)
              (0.5%)............................      309,449
                                                  -----------
             NET ASSETS (100.0%)................  $63,581,341
                                                  ===========

---------------

    *  Non-income producing securities.
  (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $5,749,313.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $1,325,934 or 2.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $61,457,020)......................  $ 63,271,892
  Cash......................................         6,496
  Receivable for securities sold............     1,140,872
  Receivable for fund shares sold...........           147
  Dividends & accrued interest receivable...       321,800
  Prepaid expenses..........................           351
                                              ------------
    Total assets............................    64,741,558
                                              ------------
Liabilities:
  Payable for securities purchased..........     1,007,934
  Payable for fund shares redeemed..........        75,131
  Payable for investment management services
    (note 3)................................        31,343
  Accrued custody expense...................         3,710
  Accrued professional fees.................        11,008
  Accrued accounting fees...................        15,378
  Accrued printing and proxy fees...........        12,482
  Other accrued expenses....................         3,231
                                              ------------
    Total liabilities.......................     1,160,217
                                              ------------
Net assets..................................  $ 63,581,341
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  5,085,581
  Paid-in capital in excess of par value....    71,918,694
  Accumulated net realized loss on
    investments.............................   (15,764,330)
  Net unrealized appreciation on
    investments.............................     1,814,872
  Undistributed net investment income.......       526,524
                                              ------------
Net assets..................................  $ 63,581,341
                                              ============
Shares outstanding..........................     5,085,581
Net asset value per share...................  $      12.50
                                              ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $   446,902
  Dividends (net of withholding tax of
    $163)....................................      322,186
                                               -----------
    Total investment income..................      769,088
                                               -----------
Expenses:
  Management fees (note 3)...................      194,916
  Custodian fees.............................        4,743
  Directors' fees............................        1,603
  Professional fees..........................        7,658
  Accounting fees............................       25,986
  Printing and proxy fees....................        6,894
  Other......................................          537
                                               -----------
    Total expenses...........................      242,337
                                               -----------
    Net investment income....................      526,751
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments...........    5,516,738
  Change in unrealized
    appreciation/depreciation on
    investments..............................   (5,227,469)
                                               -----------
    Net gain on investments..................      289,269
                                               -----------
    Net increase in net assets from
      operations.............................  $   816,020
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
OMNI PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $   526,751        $ 1,098,874
  Realized gain on investments..............................      5,516,738            987,035
  Change in unrealized appreciation/depreciation on
    investments.............................................     (5,227,469)        12,136,883
                                                                -----------        -----------
    Net increase in net assets from operations..............        816,020         14,222,792
                                                                -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              0         (1,072,141)
  Return of capital.........................................              0             (2,114)
                                                                -----------        -----------
    Total dividends and distributions.......................              0         (1,074,255)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      1,611,055          3,203,406
  Received from dividends reinvested........................              0          1,074,255
  Paid for shares redeemed..................................     (5,253,403)        (9,991,011)
                                                                -----------        -----------
    Decrease in net assets derived from capital share
     transactions...........................................     (3,642,348)        (5,713,350)
                                                                -----------        -----------
      Increase (decrease) in net assets.....................     (2,826,328)         7,435,187
Net Assets:
  Beginning of period.......................................     66,407,669         58,972,482
                                                                -----------        -----------
  End of period (a).........................................    $63,581,341        $66,407,669
                                                                ===========        ===========
(a) Includes undistributed (distributions in excess of) net
  investment income of......................................    $   526,524        $      (227)
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2004       -------------------------------------------
                                                               (UNAUDITED)         2003        2002        2001        2000
                                                             ----------------     -------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period.......................       $12.35          $  9.96     $ 13.16     $ 15.44     $ 22.55
Income (loss) from investment operations:
  Net investment income....................................         0.10             0.20        0.22        0.26(c)     0.25
  Net realized & unrealized gain (loss) on investments.....         0.05             2.39       (3.20)      (2.28)(c)   (3.55)
                                                                  ------          -------     -------     -------     -------
    Total income (loss) from investment operations.........         0.15             2.59       (2.98)      (2.02)      (3.30)
                                                                  ------          -------     -------     -------     -------
Less distributions:
  Dividends from net investment income.....................         0.00            (0.20)      (0.22)      (0.26)      (0.25)
  Distributions from net realized capital gains............         0.00             0.00        0.00        0.00       (3.56)
                                                                  ------          -------     -------     -------     -------
    Total distributions....................................         0.00            (0.20)      (0.22)      (0.26)      (3.81)
                                                                  ------          -------     -------     -------     -------
Net asset value, end of period.............................       $12.50          $ 12.35     $  9.96     $ 13.16     $ 15.44
                                                                  ======          =======     =======     =======     =======
Total return...............................................         1.21%(b)        26.19%     (22.77)%    (13.07)%    (14.85)%
Ratios and supplemental data:
Net assets at end of period (millions).....................       $ 63.6          $  66.4     $  59.0     $  94.1     $ 132.9
Ratios to average net assets:
  Expenses.................................................         0.74%(a)         0.71%       0.77%       0.76%       0.67%
  Net investment income....................................         1.62%(a)         1.80%       1.88%       1.89%(c)    1.13%
Portfolio turnover rate....................................          111%             177%        148%        118%         87%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) Without the adoption of the change in amortization method as required by the November 2000 revision of the AICPA Audit and Accounting Guide for Investment Companies, these amounts would have been:

         Net investment income.......................................  $ 0.25
         Net realized and unrealized gain (loss).....................  $(2.27)
         Net investment income ratio.................................    1.85%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 OBJECTIVE

The International Portfolio seeks total return on assets by investing primarily in securities of foreign companies.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    26.23%
Five-year                                   -0.02%
Ten-year                                     3.21%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National International Portfolio returned 2.41% versus 2.47% for the current benchmark, the MSCI EAFE Growth Index.

Positive contributors to performance included our Israeli stocks Teva Pharmaceuticals Industries Ltd., Checkpoint Software and Amdocs; our Russian energy plays; German database software giant SAP; European household product maker Reckitt Benkiser; and Japanese bank Mitsubishi Tokyo Financial Group Inc., which has soared an additional 20% in July. On the negative side we were hurt by our Japanese stocks, most notably Nomura Securities Co. Inc. and SMC Corp., our French stocks; Taiwan Semiconductor Manufacturing Co. ADR; and our stocks in the Consumer Discretionary, Healthcare (most notably GlaxoSmithKline PLC) and Materials (most notably Rio Tinto PLC) sectors.

For now, we believe that a global synchronous economic recovery and below consensus inflation will lead to strong world markets for the balance of the year. As such, we are positioned aggressively in the Materials and Consumer Discretionary Stocks, while being underweighted in the Healthcare, Telecommunications and Utilities sectors. We are overweight in Japan, Taiwan, Russia and Canada, and underweight in the EU and Australia. We believe that the dollar will continue to trend downward, particularly vs. the Euro. This represents a consistency in our thinking since the beginning of the year, and as such we have seen less turnover in the Portfolio than last year. We continue to sell stocks that hit our target prices, and to be patient with names that have stagnated but not triggered any of our sell disciplines. This market will be strong, but not as robust as last year. Therefore, patience will be required to produce favorable returns.

 CHANGE IN VALUE OF $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                 INTERNATIONAL PORTFOLIO
                                                (COMMENCED OPERATIONS MAY    MORGAN STANLEY CAPITAL
                                                        1, 1993)            INTERNATIONAL EAFE INDEX     MSCI EAFE GROWTH INDEX
                                                -------------------------   ------------------------     ----------------------
                                                        10000.00                    10000.00                    10000.00
6/94                                                    10606.00                    10892.00                    10540.00
                                                        10806.50                    10806.00                    10452.50
6/95                                                    11433.20                    11104.20                    10795.40
                                                        12114.60                    12053.60                    11641.70
6/96                                                    13453.30                    12616.50                    12046.80
                                                        13869.00                    12820.90                    12045.60
6/97                                                    15497.20                    14277.40                    13343.00
                                                        14161.40                    12969.50                    12299.50
6/98                                                    15498.20                    15055.00                    14127.30
                                                        14710.90                    15464.50                    15031.40
6/99                                                    14555.00                    16078.50                    14872.10
                                                        24625.60                    19635.10                    19458.60
6/00                                                    23450.90                    18837.90                    17915.50
                                                        19159.40                    16854.20                    14689.00
6/01                                                    15887.00                    14348.00                    11950.90
                                                        13494.40                    13200.20                    11078.50
6/02                                                    12750.90                    12835.80                    10820.40
                                                        10709.40                    10889.90                     9303.37
6/03                                                    11521.20                    11725.20                     9953.67
                                                        14199.90                    14731.50                    12279.80
6/04                                                    14542.10                    15179.40                    12583.20

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australasia, and the Far East.

MSCI EAFE Growth Index -- The MSCI EAFE Growth Index is a subset of securities derived from the MSCI EAFE Index, which is generally representative of performance of stock markets in that region, using a two dimensional framework for style segmentation.

We are now using the MSCI EAFE Growth Index as this Portfolio's Benchmark because we believe this index more closely resembles the securities in the International Portfolio.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  GlaxoSmithKline PLC                     3.4
 2.  Taiwan Semiconductor
     Manufacturing Co. ADR                   3.3
 3.  Vodafone Group PLC                      3.1
 4.  Roche Holding AG-GENUSS                 3.0
 5.  UBS-AG                                  2.9
 6.  Royal Bank of Scotland PLC
     Edinburgh                               2.5
 7.  Deutsche Telekom AG                     2.4
 8.  Diageo PLC                              2.2
 9.  Tesco PLC                               2.1
10.  Mitsubishi Tokyo Financial
     Group Inc.                              2.1

 TOP 5 COUNTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Japan                                  26.6
 2.  United Kingdom                         23.5
 3.  Germany                                 8.5
 4.  France                                  7.3
 5.  Switzerland                             6.9

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             JAPAN (26.6%)
    90,000   Dai Nippon Printing Co. Ltd.
              (4)..............................  $  1,441,670
    15,100   Fanuc Ltd. (3)....................       906,381
   111,000   Hitachi Ltd. (18).................       770,446
    38,100   Honda Motor Co. Ltd. (1)..........     1,845,764
    10,000   Hoya Corp. (18)...................     1,049,237
    13,000   Kyocera Corp. (18)................     1,111,343
   112,000   Matsushita Electric Industrial Co.
              (5)..............................     1,599,188
   257,000   Mitsubishi Electric Corp. (3).....     1,270,157
       200   Mitsubishi Tokyo Financial Group
              Inc. (2).........................     1,862,718
   111,700   Nomura Securities Co. Ltd. (6)....     1,661,609
    38,500   Pioneer Electronic Corp. (5)......     1,001,170
    27,500   Secom Co. Ltd. (4)................     1,171,791
    49,000   Seven-Eleven Japan (9)............     1,605,103
    70,000   Sharp Corp. (5)...................     1,122,516
    11,500   SMC Corp. (3).....................     1,248,506
   279,000   Sumitomo Chemical Co. (13)........     1,304,580
    34,000   Takeda Chemical Industries (15)...     1,494,599
    23,700   Yamanouchi Pharmaceutical Co. Ltd.
              (15).............................       799,335
                                                 ------------
                                                   23,266,113
                                                 ------------
             UNITED KINGDOM (23.5%)
   217,600   Amvescap PLC (6)..................     1,494,801
    31,775   AstraZeneca PLC (15)..............     1,432,663
   143,400   Diageo PLC (10)...................     1,939,338
   148,000   GlaxoSmithKline PLC (15)..........     3,017,520
    62,050   Reckitt Benckiser PLC (11)........     1,765,430
    72,500   Rio Tinto PLC (13)................     1,752,888
    74,128   Royal Bank of Scotland PLC
              Edinburgh (2)....................     2,146,425
    63,100   Smiths Industries (3).............       857,183
   385,100   Tesco PLC (9).....................     1,868,223
 1,249,049   Vodafone Group PLC (19)...........     2,747,640
   151,800   WPP Group PLC (14)................     1,549,293
                                                 ------------
                                                   20,571,404
                                                 ------------
             GERMANY (8.5%)
    20,100   BASF AG (13)......................     1,081,465
   117,400   *Deutsche Telekom AG (19).........     2,076,144
     1,300   Porsche AG Pfd (1)................       875,660
    10,300   SAP AG (Systeme Anwendungen
              Produkte in der
              Datenverarbeitung) (17)..........     1,715,978
    23,200   Siemens AG (3)....................     1,681,116
                                                 ------------
                                                    7,430,363
                                                 ------------
             FRANCE (7.3%)
    39,900   AXA (12)..........................       884,647
    13,300   BNP Paribas SA (2)................       822,469
    33,100   Dassault Systemes SA (17).........     1,545,553
    20,700   L'Oreal SA (11)...................     1,660,629
     7,509   Total SA CL B (7).................     1,439,671
                                                 ------------
                                                    6,352,969
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             SWITZERLAND (6.9%)
    32,800   Compagnie Financiere Richemont AG
              (5)..............................  $    859,457
    26,895   Roche Holding AG -- GENUSS (15)...     2,666,887
    36,000   UBS AG (6)........................     2,546,477
                                                 ------------
                                                    6,072,821
                                                 ------------
             CANADA (5.6%)
    19,800   Alcan Aluminum Ltd. (13)..........       819,720
    16,900   *Celestica Inc. (18)..............       337,155
    25,200   *Cognos Inc. (17).................       911,232
    57,100   *Glamis Gold Ltd. (13)............     1,000,963
   109,600   Placer Dome Inc. (13).............     1,823,744
                                                 ------------
                                                    4,892,814
                                                 ------------
             NETHERLANDS (3.4%)
    76,728   *ASM Lithography Holding NV
              (16).............................     1,311,579
    61,200   Koninklijke (Royal) Philips
              Electronics NV (5)...............     1,664,044
                                                 ------------
                                                    2,975,623
                                                 ------------
             TAIWAN (3.3%)
   343,420   Taiwan Semiconductor Manufacturing
              Co. ADR (16).....................     2,853,822
                                                 ------------
             RUSSIA (2.6%)
    63,450   Gazprom ADR (7)...................     1,830,786
    13,700   Surgutneftegaz (7)................       447,990
                                                 ------------
                                                    2,278,776
                                                 ------------
             ITALY (2.5%)
    47,900   Assicurazioni Generali SpA (12)...     1,295,124
    79,800   Mediaset SpA (14).................       912,557
                                                 ------------
                                                    2,207,681
                                                 ------------
             AUSTRALIA (1.6%)
    39,934   News Corp. Ltd. ADR (14)..........     1,414,462
                                                 ------------
             SINGAPORE (1.2%)
   151,000   Oversea-Chinese Banking Corp. Ltd.
              (2)..............................     1,064,621
                                                 ------------
             MEXICO (1.0%)
    19,600   Grupo Televisa SA GDR (14)........       887,292
                                                 ------------
             ISRAEL (1.0%)
    12,500   Teva Pharmaceutical Industries
              Ltd. ADR (15)....................       841,125
                                                 ------------
             FINLAND (0.8%)
    53,900   Stora Enso Oyj CL R (13)..........       733,230
                                                 ------------
             SPAIN (0.3%)
    20,200   *Gestevision Telecinco SA (14)....       301,477
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (96.1%)..........................  $ 84,144,593
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (3.2%)
$2,875,000   State Street Bank 0.100% due
              7/01/04 Repurchase price
              $2,875,008 Collateralized by U.S.
              Treasury Note
              Fair Value: $2,937,463
              Due: 11/15/04
              Interest: 7.875%..................  $ 2,875,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (3.2%)............................  $ 2,875,000
                                                  -----------
             TOTAL HOLDINGS (99.3%)
              (COST $76,724,057) (A)              $87,019,593
             NET OTHER ASSETS (LIABILITIES)
              (0.7%)............................      575,724
                                                  -----------
             NET ASSETS (100.0%)................  $87,595,317
                                                  ===========

---------------

  *  Represents non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,509,446.
ADR (American depository receipt) represents ownership of foreign securities.

INDUSTRY CLASSIFICATIONS (% OF NET ASSETS)

 (1)  Automobiles & Components........   3.1%
 (2)  Banks...........................   6.8%
 (3)  Capital Goods...................   6.8%
 (4)  Commercial Services &
      Supplies........................   3.0%
 (5)  Consumer Durables & Apparel.....   7.1%
 (6)  Diversified Financials..........   6.5%
 (7)  Energy..........................   4.2%
 (8)  Financial Services..............   3.2%
 (9)  Food & Staples Retailing........   4.0%
(10)  Food, Beverage & Tobacco........   2.2%
(11)  Household & Personal Products...   3.9%
(12)  Insurance.......................   2.5%
(13)  Materials.......................   9.7%
(14)  Media...........................   5.8%
(15)  Pharmaceuticals &
      Biotechnology...................  11.7%
(16)  Semiconductors & Equipment......   4.8%
(17)  Software & Services.............   4.8%
(18)  Technology Hardware &
      Equipment.......................   3.7%
(19)  Telecommunication Services......   5.5%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $76,724,057).....................  $ 87,019,593
  Cash.....................................           753
  Receivable for fund shares sold..........       465,844
  Dividends & accrued interest
    receivable.............................       263,379
                                             ------------
    Total assets...........................    87,749,569
                                             ------------
Liabilities:
  Payable for fund shares redeemed.........        55,309
  Payable for investment management
    services (note 3)......................        59,240
  Accrued accounting and custody fees......        17,905
  Accrued printing, proxy and filing
    expenses...............................        11,097
  Accrued professional fees................         7,065
  Other accrued expenses...................         3,636
                                             ------------
    Total liabilities......................       154,252
                                             ------------
Net assets.................................  $ 87,595,317
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  9,816,398
  Paid-in capital in excess of par value...   112,750,667
  Accumulated net realized loss on
    investments............................   (45,584,748)
  Net unrealized appreciation on:
    Investments............................    10,295,536
    Foreign currency related
      transactions.........................         7,711
  Undistributed net investment income......       309,753
                                             ------------
Net assets.................................  $ 87,595,317
                                             ============
Shares outstanding.........................     9,816,398
Net asset value per share..................  $       8.92
                                             ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $     1,397
  Dividends (net of $107,391 foreign taxes
    withheld)................................      864,357
                                               -----------
    Total investment income..................      865,754
                                               -----------
Expenses:
  Management fees (note 3)...................      356,870
  Custodian fees.............................       49,941
  Directors' fees............................        2,248
  Professional fees..........................        6,008
  Accounting fees............................       33,294
  Printing and proxy fees....................        6,666
  Other......................................        5,625
                                               -----------
    Total expenses...........................      460,652
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......      (19,827)
                                               -----------
    Net expenses.............................      440,825
                                               -----------
    Net investment income....................      424,929
                                               -----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain (loss) on:
    Investments..............................    3,686,754
    Foreign currency related transactions....     (115,176)
  Change in unrealized
    appreciation/depreciation on:
    Investments..............................   (2,197,138)
    Foreign currency related transactions....        6,823
                                               -----------
    Net gain on investments..................    1,381,263
                                               -----------
    Net increase in net assets from
      operations.............................  $ 1,806,192
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $   424,929        $    379,553
  Realized gain (loss) on investments and foreign currency
    transactions............................................      3,571,578             (70,910)
  Change in unrealized appreciation/depreciation on
    investments and foreign currency transactions...........     (2,190,315)         17,023,278
                                                                -----------        ------------
    Net increase in net assets from operations..............      1,806,192          17,331,921
                                                                -----------        ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              0             (96,907)
  Return of capital.........................................              0            (170,004)
                                                                -----------        ------------
    Total dividends and distributions.......................              0            (266,911)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................     18,151,255          53,233,467
  Received from dividends reinvested........................              0             266,911
  Paid for shares redeemed..................................     (3,825,554)        (51,914,928)
                                                                -----------        ------------
    Increase in net assets derived from capital share
     transactions...........................................     14,325,701           1,585,450
                                                                -----------        ------------
      Increase in net assets................................     16,131,893          18,650,460
Net Assets:
  Beginning of period.......................................     71,463,424          52,812,964
                                                                -----------        ------------
  End of period (a).........................................    $87,595,317        $ 71,463,424
                                                                ===========        ============
(a) Includes undistributed (distributions in excess of) net
  investment income of......................................    $   309,753        $    (62,456)
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ------------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $8.71           $ 6.60     $  8.34     $ 11.84     $ 21.51
Income (loss) from investment operations:
  Net investment income (loss)..............................        0.03             0.02        0.03        0.02       (0.02)
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................        0.18             2.12       (1.75)      (3.52)      (4.74)
                                                                   -----           ------     -------     -------     -------
    Total income (loss) from investment operations..........        0.21             2.14       (1.72)      (3.50)      (4.76)
                                                                   -----           ------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................        0.00            (0.01)       0.00        0.00        0.00
  Distributions from net realized capital gains & foreign
    currency related transactions...........................        0.00             0.00        0.00        0.00       (4.89)
  Return of capital.........................................        0.00            (0.02)      (0.02)       0.00       (0.02)
                                                                   -----           ------     -------     -------     -------
    Total distributions.....................................        0.00            (0.03)      (0.02)       0.00       (4.91)
                                                                   -----           ------     -------     -------     -------
Net asset value, end of period..............................       $8.92           $ 8.71     $  6.60     $  8.34     $ 11.84
                                                                   =====           ======     =======     =======     =======
Total return................................................        2.41%(b)        32.59%     (20.64)%    (29.57)%    (22.20)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $87.6           $ 71.5     $  52.8     $  83.1     $ 124.5
Ratios to average net assets:
  Expenses..................................................        1.10%(a)         1.19%       1.15%       1.20%       1.14%
  Net investment income (loss)..............................        1.06%(a)         0.67%       0.54%       0.19%      (0.11)%
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Expenses..................................................        1.15%(a)         1.24%       1.20%       1.25%       1.20%
Portfolio turnover rate.....................................          37%             165%         85%        201%        243%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 OBJECTIVE

The Capital Appreciation Portfolio seeks long-term capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short-term.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     24.62%
Five-year                                     9.07%
Ten-year                                     11.75%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Capital Appreciation Portfolio returned 3.78% versus 3.44% for the current benchmark, the S&P 500 Index.

During the first half of 2004, most of the world enjoyed economic progress. However, this upward momentum was interrupted with surges in violence in the Middle East and rising energy costs, which, at times, caused a significant increase in short-term market volatility. At the end of the second quarter, the U.S. Federal Reserve raised the Fed Funds rate by 25 basis points, which we believe was an appropriate outcome as the current expansion progresses. In a number of cases, the Portfolio fundamentals that attracted us to stocks through our research played out, and the market rewarded them. The sectors with the most positive impact were: Energy, Health Care, and Materials.

The best three performers for the six-month period ending in June were Fisher Scientific International, Weatherford International Inc. and Boise Cascade Corp. The Portfolio's top performer was Fisher Scientific International as the company reported strong first quarter financial results and two accretive acquisitions. We have taken profits as the stock reflects the potential future growth in the consumables business from pharmaceutical spending. Issues in the Energy sector have taken on a higher profile, as the major integrated oil companies have reported declining production figures and/or the restatement of reserves. In addition, the health and size of Saudi oil reserves have been subjected to considerable scrutiny. All of this news has been bullish for many of the companies that are actively involved in supporting the search for new resources. In this area, our top performer was Weatherford International, which also reported better than expected earnings in the first quarter. Materials holdings Boise Cascade and Consol Energy also bolstered performance. Boise Cascade benefited from the paper industry's progress in redressing its own long-term health through capacity reduction and from expectation building for upcoming asset sales. Coal producer Consol Energy benefited as coal prices showed renewed strength.

Consumer Discretionary holdings in the media area were the most significant detractors from the Portfolio's overall performance due to general concerns over advertising. Disappointing industry revenue trends verses the market's expectations for this period adversely affected Westwood One, Viacom Inc. CL B, Interpublic Group of Cos. and Radio One Inc. CL D. However, we remain confident that some acceleration into the fall will occur. Metals and mining stock Harmony Gold also performed poorly. The stock was hurt as gold prices retraced some of their recent gains and a strengthening Rand negatively impacted its cost structure because its revenues are in Dollars, and as a result, margins tightened. We continue to have the utmost confidence in the management team's ability to cut costs, regardless of currency fluctuations.

Despite recent market gains, we are still finding new ideas that meet our stringent risk/reward criteria. We have redeployed the proceeds from the sale of our successes into various opportunities in a mixture of industries. Many of the new ideas are driven by company-specific catalysts that we think have been generally overlooked in the recent market rally. We are also closely monitoring the contraction of the Chinese economy and whether or not government will be able to successfully engineer a soft landing. We are specifically mindful of the potential impact on the basic materials sectors. Chinese growth has driven demand across the world economy, especially on raw materials. While we are working even harder to find compelling new ideas, we remain optimistic that we can continue to provide quality returns, especially in a more subdued market environment.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                               CAPITAL APPRECIATION PORTFOLIO
                                                              (COMMENCED OPERATIONS APRIL 30,
                                                                           1994)                          S&P 500 INDEX
                                                              -------------------------------             -------------
04/30/94                                                                  10000.00                           10000.00
6/94                                                                       9975.00                            9658.00
                                                                          10452.80                           10131.20
6/95                                                                      11865.00                           12172.70
                                                                          12816.50                           13923.10
6/96                                                                      13688.10                           15343.30
                                                                          14835.10                           17136.90
6/97                                                                      16014.50                           20650.00
                                                                          17089.10                           22834.70
6/98                                                                      18032.40                           26878.80
                                                                          18099.10                           29359.70
6/99                                                                      19621.30                           32994.40
                                                                          19268.10                           35538.30
6/00                                                                      19888.50                           35385.50
                                                                          25336.00                           32299.90
6/01                                                                      27894.90                           30135.80
                                                                          27791.70                           28463.20
6/02                                                                      25026.40                           24720.30
                                                                          22190.90                           22176.60
6/03                                                                      24305.70                           24784.60
                                                                          29186.30                           28536.90
6/04                                                                      30289.60                           29515.80


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.
 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Directv Group Inc.                     2.5
 2.  Symbol Technologies Inc.               2.4
 3.  Schlumberger Ltd.                      2.3
 4.  Microsoft Corp.                        2.3
 5.  Temple-Inland Inc.                     2.3
 6.  Rowan Cos. Inc.                        2.2
 7.  Biose Cascade Corp.                    2.0
 8.  Weatherford International
     Inc.                                   2.0
 9.  Northrop Grumman Corp.                 2.0
10.  Viacom Inc. CL B                       2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Computer & Related                    10.6
 2.  Insurance                             10.1
 3.  Oil, Energy & Natural Gas              9.3
 4.  Metals & Mining                        6.1
 5.  Forestry & Paper Products              5.9

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ADVERTISING (1.5%)
    56,300   *DoubleClick Inc. .................  $   437,451
    94,800   *Interpublic Group of Cos. Inc. ...    1,301,604
                                                  -----------
                                                    1,739,055
                                                  -----------
             AEROSPACE & DEFENSE (3.4%)
    30,900   Lockheed Martin Corp. .............    1,609,272
    41,400   Northrop Grumman Corp. ............    2,223,180
                                                  -----------
                                                    3,832,452
                                                  -----------
             AUTOMOTIVE & RELATED (0.9%)
    25,900   Navistar International Corp. ......    1,003,884
                                                  -----------
             BANKING (4.5%)
    22,200   Bank One Corp. ....................    1,132,200
    56,800   Bank of New York...................    1,674,464
    55,400   Mellon Financial Corp. ............    1,624,882
    15,500   *Southwest Bancorp of Texas
              Inc. .............................      683,860
                                                  -----------
                                                    5,115,406
                                                  -----------
             BIOTECHNOLOGY & DRUGS (5.6%)
    35,200   Cambrex Corp. .....................      888,096
    61,400   *Medimmune Inc. ...................    1,436,760
    39,800   Merck & Co. Inc. ..................    1,890,500
    59,800   Pfizer Inc. .......................    2,049,944
                                                  -----------
                                                    6,265,300
                                                  -----------
             BROADCAST RADIO & TV (5.6%)
   162,505   *Directv Group Inc. ...............    2,778,835
    11,300   *Entercom Communications Corp. ....      421,490
    58,900   *Radio One Inc. CL D...............      942,989
    61,700   Viacom Inc. CL B...................    2,203,924
                                                  -----------
                                                    6,347,238
                                                  -----------
             CHEMICALS (3.1%)
    38,600   E.I. Du Pont De Nemours & Co. .....    1,714,612
    64,200   Great Lakes Chemical Corp. ........    1,737,252
                                                  -----------
                                                    3,451,864
                                                  -----------
             COMPUTER & RELATED (10.6%)
    57,100   *Ceridian Corp. ...................    1,284,750
   103,800   *McAfee Inc. ......................    1,881,894
    46,500   Mentor Graphics Corp. .............      719,355
    91,800   Microsoft Corp. ...................    2,621,808
    85,900   *PeopleSoft Inc. ..................    1,589,150
   182,100   Symbol Technologies Inc. ..........    2,684,154
   134,400   *TIBCO Software Inc. ..............    1,135,680
                                                  -----------
                                                   11,916,791
                                                  -----------
             CONGLOMERATES (3.5%)
    80,700   *Olin Corp. .......................    1,421,934
    36,500   Temple-Inland Inc. ................    2,527,625
                                                  -----------
                                                    3,949,559
                                                  -----------
             CONSUMER PRODUCTS (1.4%)
    46,900   *Polo Ralph Lauren Corp. ..........    1,615,705
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (1.8%)
   342,100   *Agere Systems Inc. CL B...........  $   735,515
    42,500   *Agilent Technologies Inc. ........    1,244,400
                                                  -----------
                                                    1,979,915
                                                  -----------
             FINANCIAL SERVICES (3.5%)
    33,700   *Eaton Vance Corp. ................    1,287,677
    85,900   Janus Capital Group Inc. ..........    1,416,491
    33,600   *National Financial Partners
              Corp. ............................    1,185,072
                                                  -----------
                                                    3,889,240
                                                  -----------
             FORESTRY & PAPER PRODUCTS (5.9%)
    60,200   Boise Cascade Corp. ...............    2,265,928
    27,200   International Paper Co. ...........    1,215,840
    18,100   Kimberly-Clark Corp. ..............    1,192,428
    67,400   MeadWestvaco Corp. ................    1,980,886
                                                  -----------
                                                    6,655,082
                                                  -----------
             INSURANCE (6.3%)
    20,400   CIGNA Corp. .......................    1,403,724
    52,900   *Conseco Inc. .....................    1,052,710
    54,400   *Genworth Financial Inc. CL A......    1,248,480
    41,400   Principal Financial Group Inc. ....    1,439,892
    48,420   St. Paul Travelers Cos. Inc. ......    1,962,947
                                                  -----------
                                                    7,107,753
                                                  -----------
             MEDICAL & RELATED (1.1%)
    89,100   *Tenet Healthcare Corp. ...........    1,194,831
                                                  -----------
             METALS & MINING (3.1%)
    33,900   Alcoa Inc. ........................    1,119,717
    30,400   Arch Coal Inc. ....................    1,112,336
    36,000   CONSOL Energy Inc. ................    1,296,000
                                                  -----------
                                                    3,528,053
                                                  -----------
             MOTION PICTURES (1.4%)
    64,200   *Westwood One Inc. ................    1,527,960
                                                  -----------
             OIL, ENERGY & NATURAL GAS (7.3%)
    35,100   *Cooper Cameron Corp. .............    1,709,370
    48,300   *National-Oilwell Inc. ............    1,520,967
    99,400   *Rowan Cos. Inc. ..................    2,418,402
    41,300   Schlumberger Ltd. .................    2,622,963
                                                  -----------
                                                    8,271,702
                                                  -----------
             PERSONAL SERVICES (0.8%)
    21,900   *Weight Watchers International
              Inc. .............................      857,166
                                                  -----------
             RESTAURANTS (1.0%)
    33,500   *Brinker International Inc. .......    1,143,020
                                                  -----------
             RETAIL (4.8%)
    99,600   *Kroger Co. .......................    1,812,720
    53,200   Limited Brands Inc. ...............      994,840
    43,500   *Linens 'N Things Inc. ............    1,274,985
    34,700   *Medco Health Solutions Inc. ......    1,301,250
                                                  -----------
                                                    5,383,795
                                                  -----------
             TELECOMMUNICATIONS & RELATED (1.2%)
    54,200   SBC Communications Inc. ...........    1,314,350
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             TRANSPORTATION (2.0%)
    66,300   *AMR Corp. ........................  $   802,893
    42,600   CSX Corp. .........................    1,396,002
                                                  -----------
                                                    2,198,895
                                                  -----------
             UTILITIES (1.1%)
    30,600   Pinnacle West Capital Corp. .......    1,235,934
                                                  -----------
             TOTAL U.S. COMMON STOCKS (81.4%)...  $91,524,950
                                                  -----------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (6.4%)
             INSURANCE (3.8%)
    64,400   *Assured Guaranty Ltd. ...........  $  1,091,580
    40,100   *Axis Capital Holdings Ltd. ......     1,122,800
    27,600   XL Capital Ltd. CL A..............     2,082,696
                                                 ------------
                                                    4,297,076
                                                 ------------
             OIL, ENERGY & NATURAL GAS (2.0%)
    50,200   *Weatherford International
              Inc. ............................     2,257,996
                                                 ------------
             TELECOMMUNICATIONS & RELATED (0.6%)
   125,900   Nortel Networks Corp. ............       628,241
                                                 ------------
             TOTAL BERMUDA.....................     7,183,313
                                                 ------------
             BRAZIL (1.0%)
             METALS & MINING (1.0%)
    23,800   *Companhia Vale do Rio Doce ADR...     1,131,690
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CHINA (0.8%)
             METALS & MINING (0.8%)
    17,000   *Aluminum Corp. of China Ltd.
              ADR..............................  $    924,970
                                                 ------------
             FINLAND (0.8%)
             TELECOMMUNICATIONS & RELATED (0.8%)
    60,800   Nokia Oyj ADR.....................       884,032
                                                 ------------
             SOUTH AFRICA (1.2%)
             METALS & MINING (1.2%)
   122,900   *Harmony Gold Mining Ltd. ADR.....     1,301,511
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (10.2%)..........................  $ 11,425,516
                                                 ------------
             TOTAL COMMON STOCKS (91.6%).......  $102,950,466
                                                 ------------

   FACE                                              FAIR
  AMOUNT              SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (9.2%)
$4,839,000   American Express 1.230%
              07/01/04.........................  $  4,839,000
 5,462,000   G. E. Capital Corp. 1.250%
              07/01/04.........................     5,462,000
                                                 ------------
             TOTAL SHORT-TERM NOTES (9.2%).....  $ 10,301,000
                                                 ------------
             TOTAL HOLDINGS (100.8%) (COST
              $103,609,381) (A)................  $113,251,466
             NET OTHER ASSETS (LIABILITIES)
              (-0.8%)..........................      (946,503)
                                                 ------------
             NET ASSETS (100.0%)...............  $112,304,963
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $10,085,309.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $103,609,381)....................  $113,251,466
  Cash.....................................        14,269
  Receivable for securities sold...........       264,243
  Receivable for fund shares sold..........         3,063
  Dividends & accrued interest
    receivable.............................        65,753
  Prepaid expenses.........................           758
                                             ------------
    Total assets...........................   113,599,552
                                             ------------
Liabilities:
  Payable for securities purchased.........     1,059,025
  Payable for fund shares redeemed.........       119,999
  Payable for investment management
    services (note 3)......................        72,567
  Accrued custody expense..................         3,928
  Accrued professional fees................         8,249
  Accrued accounting fees..................        16,846
  Accrued printing and proxy fees..........        11,396
  Other accrued expenses...................         2,579
                                             ------------
    Total liabilities......................     1,294,589
                                             ------------
Net assets.................................  $112,304,963
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  7,437,180
  Paid-in capital in excess of par value...    93,149,313
  Accumulated net realized gain on
    investments............................     1,981,153
  Net unrealized appreciation on
    investments............................     9,642,085
  Undistributed net investment income......        95,232
                                             ------------
Net assets.................................  $112,304,963
                                             ============
Shares outstanding.........................     7,437,180
Net asset value per share..................  $      15.10
                                             ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest..................................  $    31,696
  Dividends.................................      574,089
  Other income..............................          342
                                              -----------
    Total investment income.................      606,127
                                              -----------
Expenses:
  Management fees (note 3)..................      443,176
  Custodian fees............................        8,489
  Directors' fees...........................        3,581
  Professional fees.........................        8,926
  Accounting fees...........................       37,113
  Printing and proxy fees...................        8,595
  Other.....................................        1,015
                                              -----------
    Total expenses..........................      510,895
                                              -----------
    Net investment income...................       95,232
                                              -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments..........   10,237,182
  Change in unrealized
    appreciation/depreciation on
    investments.............................   (6,196,811)
                                              -----------
    Net gain on investments.................    4,040,371
                                              -----------
    Net increase in net assets from
      operations............................  $ 4,135,603
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $     95,232       $    234,571
  Realized gain on investments..............................      10,237,182          5,085,652
  Change in unrealized appreciation/depreciation on
    investments.............................................      (6,196,811)        21,049,143
                                                                ------------       ------------
    Net increase in net assets from operations..............       4,135,603         26,369,366
                                                                ------------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................               0           (236,524)
  Return of capital.........................................               0             (2,480)
                                                                ------------       ------------
    Total dividends and distributions.......................               0           (239,004)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       4,086,443          8,064,357
  Received from dividends reinvested........................               0            239,004
  Paid for shares redeemed..................................      (5,386,001)       (14,363,266)
                                                                ------------       ------------
    Decrease in net assets derived from capital share
     transactions...........................................      (1,299,558)        (6,059,905)
                                                                ------------       ------------
      Increase in net assets................................       2,836,045         20,070,457
Net Assets:
  Beginning of period.......................................     109,468,918         89,398,461
                                                                ------------       ------------
  End of period (a).........................................    $112,304,963       $109,468,918
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $     95,232       $         --
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ----------------------------------------
                                                                (UNAUDITED)         2003       2002        2001       2000
                                                              ----------------     ------     -------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $14.55          $11.09     $ 14.06     $14.05     $12.11
Income (loss) from investment operations:
  Net investment income.....................................         0.01            0.03        0.03       0.07       0.10
  Net realized & unrealized gain (loss) on investments......         0.54            3.46       (2.86)      1.29       3.69
                                                                   ------          ------     -------     ------     ------
    Total income (loss) from investment operations..........         0.55            3.49       (2.83)      1.36       3.79
                                                                   ------          ------     -------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00           (0.03)      (0.03)     (0.07)     (0.10)
  Distributions from net realized capital gains.............         0.00            0.00       (0.11)     (1.28)     (1.75)
  Return of capital.........................................         0.00            0.00(c)     0.00       0.00       0.00
                                                                   ------          ------     -------     ------     ------
    Total distributions.....................................         0.00           (0.03)      (0.14)     (1.35)     (1.85)
                                                                   ------          ------     -------     ------     ------
Net asset value, end of period..............................       $15.10          $14.55     $ 11.09     $14.06     $14.05
                                                                   ======          ======     =======     ======     ======
Total return................................................         3.78%(b)       31.52%     (20.15)%     9.69%     31.50%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $112.3          $109.5     $  89.4     $107.7     $ 74.0
Ratios to average net assets:
  Expenses..................................................         0.92%(a)        0.95%       0.97%      0.93%      0.96%
  Net investment income.....................................         0.17%(a)        0.25%       0.21%      0.49%      0.76%
Portfolio turnover rate.....................................           46%            108%         96%       126%       230%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Amount is less than $0.005.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 OBJECTIVE

The Discovery Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium-size companies.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   28.11%
Five-year                                   1.68%
Ten-year                                   12.51%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Discovery Portfolio returned 4.54% versus 5.68% for the current benchmark, the Russell 2000 Growth Index.

Market performance was relatively strong in the first quarter of 2004 as low interest rates and solid corporate profit growth extended the market rally that began in early 2003. In the second calendar quarter, however, fears about rising interest rates and surging oil prices, in conjunction with persistent geopolitical uncertainty, lead to significant investor trepidation.

The Portfolio benefited from a significantly underweight position and strong stock selection in the lagging financials sector.

Stock selection in the telecommunication services sector was also a positive contributor to the Portfolio's relative performance. Ptek Holdings, Inc. was primarily responsible for the outperformance in this sector, after the company reported strong first quarter results and raised its guidance based on new product introductions and a re-acceleration in the growth rate for its legacy product lines.

Although the Portfolio was slightly underweighted in the energy sector versus its benchmark, which had a modest negative effect on relative performance during the six-month period, this was more than offset by positive stock selection within the sector. Holdings such as oilfield services company National-Oilwell Inc. appreciated over the period due in part to increased contracting activity in many of the company's international markets. Quicksilver Resources Inc., an exploration and production company focused on unconventional reservoirs such as coal-bed methane, also appreciated as the company continued to demonstrate successful development of its unique opportunities.

The Portfolio's holdings in the healthcare sector underperformed as a group for the period; however, some sector holdings such as SFBC International Inc. and Fisher Scientific International Inc. proved to be standout performers for the Portfolio.

Other notable positive contributors to the Portfolio's relative performance included hotel franchiser Choice Hotels Int'l, Inc. and musical instrument retailer Guitar Center Inc.

Poor individual performers in the consumer discretionary sector were a drag on Portfolio performance during the six-month period, including such names as Performance Food Group Co. The company was negatively impacted by higher costs and lower productivity associated with new product rollouts. In addition, middle-market radio station operator Cumulus Media Inc. was hurt by investor fears that advertising dollars are migrating away from tradition channels, such as radio, to Internet-based venues.

Negative contributors to Portfolio performance in the healthcare sector included pharmaceutical issue Taro Pharmaceuticals Industries Ltd., hospice care provider Odyssey Healthcare Inc., and Select Medical Corp., an operator of long-term acute care hospitals.

Although the Portfolio's relative weightings in the consumer staples, industrials and information technology sectors proved to be positive during the period, poor stock selection within these sectors counteracted the gains earned through sector allocation. Within the industrials sector, KVH Industries Inc., a manufacturer of digital defense navigation products and consumer communication satellite tracking technology, fell significantly in the first quarter. Within the information technology sector, Fairchild Semiconductor Corp. declined based on growing investor concern that the semiconductor cycle was beginning to reach its peak.

We will continue our strategy of bottom-up stock selection and will monitor the market and economic environments to continually evaluate whether the Portfolio is positioned as desired.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                               DISCOVERY PORTFOLIO (COMMENCED
                                                                 OPERATIONS APRIL 30, 1994)         RUSSELL 2000 GROWTH INDEX
                                                               ------------------------------       -------------------------
04/30/94                                                                  10000.00                           10000.00
6/94                                                                      10144.00                            9358.00
                                                                          12126.10                           10155.30
6/95                                                                      14236.10                           11775.10
                                                                          16129.50                           13308.20
6/96                                                                      18455.40                           14894.50
                                                                          18986.90                           14806.60
6/97                                                                      18979.30                           15581.00
                                                                          20594.40                           16724.70
6/98                                                                      21372.90                           17637.80
                                                                          22770.70                           16932.30
6/99                                                                      30341.90                           19103.10
                                                                          47011.80                           24230.30
6/00                                                                      56813.70                           24528.40
                                                                          41741.00                           18796.10
6/01                                                                      37942.60                           18824.30
                                                                          34076.30                           17079.30
6/02                                                                      28181.10                           14116.00
                                                                          22922.50                           11909.70
6/03                                                                      25751.10                           14211.80
                                                                          31558.00                           17689.40
6/04                                                                      32990.70                           18692.40

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price to book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity markets.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Fairmont Hotels & Resorts Inc.         2.1
 2.  PTEK Holdings Inc.                     2.1
 3.  Insight Enterprises Inc.               1.9
 4.  SFBC International Inc.                1.9
 5.  Altiris Inc.                           1.9
 6.  National-Oilwell Inc.                  1.8
 7.  Polycom Inc.                           1.8
 8.  Hughes Supply Inc.                     1.7
 9.  Choice Hotels Int'l. Inc.              1.7
10.  Medicis Pharmaceutical Corp. CL
     A                                      1.7

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Biotechnology & Drugs                 12.7
 2.  Electronics/Semiconductors             9.4
 3.  Retail                                 8.8
 4.  Computer & Related                     6.9
 5.  Telecommunications & Related           6.3

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             BANKING (2.4%)
    42,575   BankAtlantic Bancorp Inc. .........  $   785,509
    48,600   *NewAlliance Bancshares Inc. ......      678,456
    16,100   *Southwest Bancorp Of Texas........      710,332
                                                  -----------
                                                    2,174,297
                                                  -----------
             BIOTECHNOLOGY & DRUGS (11.4%)
    33,675   *Andrx Corp. ......................      940,543
    29,775   *Angiotech Pharmaceuticals.........      599,966
    67,750   *Impax Laboratories Inc. ..........    1,312,995
    31,425   *Integra Lifesciences Holdings.....    1,108,360
    39,725   Medicis Pharmaceutical Corp CL A...    1,587,014
    47,275   *MGI Pharma Inc. ..................    1,276,898
    24,220   *QLT Inc. .........................      484,884
    44,225   *Salix Pharmaceuticals Ltd. .......    1,457,214
    56,387   *SFBC International Inc. ..........    1,766,605
                                                  -----------
                                                   10,534,479
                                                  -----------
             BROADCAST RADIO & TV (1.1%)
    61,625   *Cumulus Media Inc. CL A...........    1,035,916
                                                  -----------
             BUILDING & CONSTRUCTION (0.5%)
     6,475   Carbo Ceramics Inc. ...............      441,919
                                                  -----------
             BUSINESS SERVICES (5.5%)
    21,575   *Asset Acceptance Capital..........      366,775
   100,475   *Digitas Inc. .....................    1,108,239
    29,287   *eResearch Technology Inc. ........      820,036
    14,625   *Getty Images Inc. ................      877,500
    52,475   Gevity HR Inc. ....................    1,374,320
    74,850   *Lionbridge Technologies Inc. .....      572,602
                                                  -----------
                                                    5,119,472
                                                  -----------
             CAPITAL GOODS (2.9%)
    28,525   *Actuant Corp. CL A................    1,112,190
    27,325   Hughes Supply Inc. ................    1,610,262
                                                  -----------
                                                    2,722,452
                                                  -----------
             CASINOS & GAMING (1.1%)
    20,325   *Station Casinos Inc. .............      983,730
                                                  -----------
             CHEMICALS (0.9%)
    16,900   Valspar Corp. .....................      851,591
                                                  -----------
             COMPUTER & RELATED (6.9%)
    62,970   *Altiris Inc. .....................    1,738,602
    12,150   *Ansys Inc. .......................      571,050
    27,150   *Avocent Corp. ....................      997,491
    44,375   *Ciber Inc. .......................      364,763
    50,575   *Concur Technologies Inc. .........      541,152
    47,225   *Radisys Corp. ....................      876,968
    58,700   *Sonic Solutions...................    1,247,375
                                                  -----------
                                                    6,337,401
                                                  -----------
             CONSUMER PRODUCTS (0.9%)
    26,750   Herman Miller Inc. ................      774,145
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             EDUCATION (2.2%)
    39,550   *Corinthian Colleges Inc. .........  $   978,467
    33,275   *Education Management Corp. .......    1,093,417
                                                  -----------
                                                    2,071,884
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (9.4%)
    39,675   *Actel Corp. ......................      733,987
    63,550   *Aeroflex Inc. ....................      910,672
    29,600   *Ametek Inc. ......................      914,640
    38,675   *Artesyn Technologies Inc. ........      348,075
    58,775   *Brooks Automation Inc. ...........    1,184,316
    84,525   *Entegris Inc. ....................      977,954
    35,325   *Graftech International Ltd. ......      369,500
    27,175   *OmniVision Technologies...........      433,441
    63,100   *Semtech Corp. ....................    1,485,374
    36,500   *Sigmatel Inc. ....................    1,060,690
    26,300   *TTM Technologies..................      311,655
                                                  -----------
                                                    8,730,304
                                                  -----------
             ENTERTAINMENT & LEISURE (4.0%)
    38,675   *Gaylord Entertainment Co. ........    1,214,008
    16,050   *Life Time Fitness Inc. ...........      337,050
    75,187   *Marvel Enterprises Inc. ..........    1,467,650
    14,125   *Polaris Industries Inc. ..........      678,000
                                                  -----------
                                                    3,696,708
                                                  -----------
             FABRICATED PRODUCTS (2.4%)
    15,700   Fastenal Co. ......................      892,231
    36,225   *Trex Company Inc. ................    1,367,494
                                                  -----------
                                                    2,259,725
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (0.7%)
    25,650   *Performance Food Group Co. .......      680,751
                                                  -----------
             HOTELS & MOTELS (1.7%)
    31,850   *Choice Hotels Int'l. Inc. ........    1,597,596
                                                  -----------
             INSURANCE (1.1%)
    20,975   *Amerigroup Corp. .................    1,031,970
                                                  -----------
             MEDICAL & RELATED (4.3%)
     9,650   *Henry Schein Inc. ................      609,301
    30,800   *I-Flow Corp. .....................      365,288
    41,075   *Merit Medical Systems Inc. .......      654,325
    19,225   *Resmed Inc. ......................      979,706
   102,125   *Select Medical Corp. .............    1,370,518
                                                  -----------
                                                    3,979,138
                                                  -----------
             MOTION PICTURES (1.4%)
    51,725   *Macrovision Corp. ................    1,294,677
                                                  -----------
             OIL, ENERGY & NATURAL GAS (3.5%)
    52,075   *National-Oilwell Inc. ............    1,639,842
    12,450   *Quicksilver Resources Inc. .......      835,021
    74,475   *Superior Energy Services Inc. ....      748,473
                                                  -----------
                                                    3,223,336
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             RESTAURANTS (2.8%)
    47,025   *Rare Hospitality Int'l. Inc. .....  $ 1,170,922
    25,150   *Red Robin Gourmet Burgers.........      688,355
    28,150   Ruby Tuesday Inc. .................      772,717
                                                  -----------
                                                    2,631,994
                                                  -----------
             RETAIL (8.8%)
    24,150   *Advance Auto Parts Inc. ..........    1,066,947
    30,900   *Aeropostale Inc. .................      831,519
    35,200   *Guitar Center Inc. ...............    1,565,344
    31,325   *Hot Topic Inc. ...................      641,849
   100,655   *Insight Enterprises Inc. .........    1,787,633
    38,950   *Petco Animal Supplies Inc. .......    1,254,579
    33,450   *Tuesday Morning Corp. ............      970,050
                                                  -----------
                                                    8,117,921
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (1.7%)
    26,725   Fisher Scientific Int'l Inc. ......    1,543,369
                                                  -----------
             TELECOMMUNICATIONS & RELATED (6.3%)
    17,125   Harris Corp. ......................      869,094
    72,800   *Polycom Inc. .....................    1,631,448
   116,600   *Powerwave Technologies Inc. ......      897,820
   164,775   *PTEK Holdings Inc. ...............    1,899,856
   182,179   *Stratex Networks Inc. ............      537,428
                                                  -----------
                                                    5,835,646
                                                  -----------
             TRANSPORTATION (4.9%)
    21,075   *Forward Air Corp. ................      788,205
    21,425   *J.B. Hunt Transport Services
              Inc. .............................      826,577
    20,600   *Knight Transportation Inc. .......      591,838
    32,125   *Overnite Corp. ...................      944,475
    40,050   *Pacer International Inc. .........      740,925
    33,575   *Wabtec Corp. .....................      605,693
                                                  -----------
                                                    4,497,713
                                                  -----------
             WASTE MANAGEMENT (1.1%)
    19,550   *Stericycle Inc. ..................    1,011,517
                                                  -----------
             TOTAL U.S. COMMON STOCKS (89.9%)...  $83,179,651
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (3.5%)
             FOOD, BEVERAGE & TOBACCO (1.3%)
    38,425   *Cott Corp. .......................  $ 1,244,970
             HOTELS & MOTELS (2.2%)
    73,675   Fairmont Hotels & Resorts Inc. ....    1,985,541
                                                  -----------
             TOTAL CANADA.......................    3,230,511
                                                  -----------
             ISRAEL (1.3%)
             BIOTECHNOLOGY & DRUGS (1.3%)
    28,800   *Taro Pharmaceutical Inds. Ltd. ...    1,252,800
                                                  -----------
             UNITED KINGDOM (0.8%)
             TRANSPORTATION (0.8%)
    13,475   *UTI Worldwide Inc. ...............      709,998
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (5.6%)............................  $ 5,193,309
                                                  -----------
             TOTAL COMMON STOCKS (95.5%)........  $88,372,960
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (7.3%)
$6,811,000   US Bank 0.800% 07/01/04
              Repurchase price $6,811,467
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $7,125,104
              Due: 11/01/18
              Interest: 4.500%..................  $ 6,811,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (7.3%)............................  $ 6,811,000
                                                  -----------
             TOTAL HOLDINGS (102.8%) (COST
              $83,916,983) (A)..................  $95,183,960
             NET OTHER ASSETS (LIABILITIES)
              (-2.8%)...........................   (2,630,799)
                                                  -----------
             NET ASSETS (100.0%)................  $92,553,161
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $6,915,096.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $83,916,983).....................  $ 95,183,960
  Cash.....................................         3,042
  Receivable for securities sold...........       741,718
  Receivable for fund shares sold..........         2,394
  Dividends & accrued interest
    receivable.............................         9,036
  Prepaid expenses.........................           678
                                             ------------
    Total assets...........................    95,940,828
                                             ------------
Liabilities:
  Payable for securities purchased.........     3,140,568
  Payable for fund shares redeemed.........       147,618
  Payable for investment management
    services (note 3)......................        59,713
  Accrued custody expense..................         3,386
  Accrued professional fees................        10,258
  Accrued accounting fees..................        13,830
  Accrued printing and proxy fees..........         9,728
  Other accrued expenses...................         2,566
                                             ------------
    Total liabilities......................     3,387,667
                                             ------------
Net assets.................................  $ 92,553,161
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  5,290,107
  Paid-in capital in excess of par value...   119,440,869
  Accumulated net realized loss on
    investments............................   (43,165,178)
  Net unrealized appreciation on
    investments............................    11,266,977
  Accumulated net investment loss..........      (279,614)
                                             ------------
Net assets.................................  $ 92,553,161
                                             ============
Shares outstanding.........................     5,290,107
Net asset value per share..................  $      17.50
                                             ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $    14,263
  Dividends (net of withholding tax of
    $1,081)..................................       87,543
  Other income...............................       51,864
                                               -----------
    Total investment income..................      153,670
                                               -----------
Expenses:
  Management fees (note 3)...................      375,082
  Custodian fees.............................        7,483
  Directors' fees............................        3,084
  Professional fees..........................        6,944
  Accounting fees............................       32,265
  Printing and proxy fees....................        7,572
  Other......................................          854
                                               -----------
    Total expenses...........................      433,284
                                               -----------
    Net investment loss......................     (279,614)
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments...........    8,000,173
  Change in unrealized
    appreciation/depreciation on
    investments..............................   (3,594,443)
                                               -----------
    Net gain on investments..................    4,405,730
                                               -----------
    Net increase in net assets from
      operations.............................  $ 4,126,116
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $  (279,614)       $   (567,510)
  Realized gain on investments..............................      8,000,173           1,904,019
  Change in unrealized appreciation/depreciation on
    investments.............................................     (3,594,443)         24,749,719
                                                                -----------        ------------
    Net increase in net assets from operations..............      4,126,116          26,086,228
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................      2,209,471           4,577,212
  Paid for shares redeemed..................................     (6,759,822)        (11,850,067)
                                                                -----------        ------------
    Decrease in net assets derived from capital share
     transactions...........................................     (4,550,351)         (7,272,855)
                                                                -----------        ------------
      Increase (decrease) in net assets.....................       (424,235)         18,813,373
Net Assets:
  Beginning of period.......................................     92,977,396          74,164,023
                                                                -----------        ------------
  End of period (a).........................................    $92,553,161        $ 92,977,396
                                                                ===========        ============
(a) Includes accumulated net investment loss of.............    $  (279,614)       $         --
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ------------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     -------
Per share operating performance (For a share
  of capital stock outstanding throughout the period):
Net asset value, beginning of period........................       $16.74          $12.16     $ 18.08     $ 22.14     $ 31.62
Income (loss) from investment operations:
  Net investment loss.......................................        (0.05)          (0.10)      (0.10)      (0.10)      (0.22)
  Net realized and unrealized gain (loss) on investments....         0.81            4.68       (5.82)      (3.96)      (3.09)
                                                                   ------          ------     -------     -------     -------
    Total income (loss) from investment operations..........         0.76            4.58       (5.92)      (4.06)      (3.31)
                                                                   ------          ------     -------     -------     -------
Less distributions:
  Distributions from net realized capital gains.............         0.00            0.00        0.00        0.00       (6.09)
  Return of capital.........................................         0.00            0.00        0.00        0.00       (0.08)
                                                                   ------          ------     -------     -------     -------
    Total distributions.....................................         0.00            0.00        0.00        0.00       (6.17)
                                                                   ------          ------     -------     -------     -------
Net asset value, end of period..............................       $17.50          $16.74     $ 12.16     $ 18.08     $ 22.14
                                                                   ======          ======     =======     =======     =======
Total return................................................         4.54%(b)       37.66%     (32.74)%    (18.36)%    (11.22)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 92.6          $ 93.0     $  74.2     $ 121.6     $ 158.0
Ratios to average net assets:
  Expenses..................................................         0.92%(a)        0.95%       0.96%       0.96%       0.92%
  Net investment loss.......................................        (0.59%)(a)      (0.71)%     (0.66)%     (0.54)%     (0.64)%
Portfolio turnover rate.....................................           48%            128%        128%        112%        138%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 OBJECTIVE

The International Small Company Portfolio seeks to provide long-term capital growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at the time of purchase of $5 billion or less.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    37.33%
Five-year                                    4.09%
Since inception (3/31/95)                   10.89%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National International Small Company Portfolio returned 7.09% versus 10.54% for the current benchmark, the MSCI World-ex Small Cap Index.

Many of the invested countries had positive contribution to the Portfolio's performance. Strong individual country performances (relative to the MSCI Small Cap country indices) were turned in by Canada up 11.7%, Australia up 13.7%, and France up 17.5%, as measured in U.S. dollars.

Weaker markets for the Portfolio relative to the Index included Japan up 17.6% and the United Kingdom up 6.0%, as measured in U.S. dollars.

The period began with continued upward market movement coinciding with the economic recovery underway which began in 2003. Strong economic statistics from the U.S. confirmed the recovery, but gave way to fears of rising interest rates in 2004.

Nonetheless, the synchronized global economic recovery continues benefiting investments in Consumer Discretionary, especially retailing companies; Materials; and Information Technology, namely hardware and software companies.

Weak contributions came from companies that either announced profit warnings or have had exposure to China as that country attempts to slow its economy from the torrid first-quarter pace of 9.8% GDP growth. Many of these underperformers were sold during the first-half of the Portfolio's year. EasyJet, a UK-based European discount airline, had a profit warning due to higher competition and jet fuel prices. Jiangxi Copper, a Chinese copper miner and smelter, fell on the slowdown concern as prices for raw materials also pulled back on the China news.

The Portfolio's performance was positively affected by investments in: Research in Motion Ltd., Tokyo Steel Mfg. Co., and Fullcast Co. Ltd. contributed positively to the Portfolio.

We should expect continued volatility in the global markets due to external factors (e.g., war, terrorism, politics, etc.); however, the underlying economic growth remains intact. We, therefore, continue to invest in companies for the next cyclical move and ensuing recovery. We expect Japan to continue to reap the benefits following years of corporate restructuring and debt reduction; an increase in machinery orders; an environment of stable prices versus the well-known deflationary spiral, and the increase in consumer spending versus the historically high savings rate. Europe has yet to show the strength that other economies have displayed. However, this selective environment works well with our investment approach of investing in stocks and not in countries.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                              INTERNATIONAL SMALL COMPANY
                                                            PORTFOLIO (COMMENCED OPERATIONS    MSCI WORLD EX-U.S. SMALL CAP INDEX
                                                                    MARCH 31, 1995)                   (COMMENCED 1/12/98)
                                                            -------------------------------    ----------------------------------
03/31/95                                                                10000.00
6/95                                                                    10421.00
                                                                        10889.90
6/96                                                                    11945.20
                                                                        12206.80
6/97                                                                    13407.90
                                                                        13630.50
6/98                                                                    14466.00                            14466.00
                                                                        14110.20                            13408.50
6/99                                                                    17531.90                            15037.70
                                                                        29422.00                            15872.30
6/00                                                                    25235.30                            16664.30
                                                                        20516.30                            14469.60
6/01                                                                    17274.70                            14144.00
                                                                        14509.00                            12683.00
6/02                                                                    14570.00                            13809.20
                                                                        12332.00                            11527.90
6/03                                                                    14802.10                            13810.50
                                                                        18980.80                            18264.30
6/04                                                                    20326.50                            20189.40

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

MSCI World ex-U.S. Small Cap Index is created by selecting companies within the market capitalization range of USD $200-800 million. The dollar denominated range is applied across 23 developed markets.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  DePfa Bank PLC                         1.6
 2.  Alps Electric Co.                      1.4
 3.  Novozymes A/S CL B                     1.4
 4.  Masonite International Corp.           1.4
 5.  Enterprise Inns PLC                    1.4
 6.  Anglo Irish Bank Corp. PLC             1.3
 7.  Open Text Corp.                        1.3
 8.  Esprit Holdings Ltd.                   1.3
 9.  Puma AG Rudolf Dassler Sport           1.2
10.  Teck Corp. CL B                        1.1

 TOP 5 COUNTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Japan                                 24.0
 2.  Canada                                10.5
 3.  United Kingdom                         9.2
 4.  Germany                                4.8
 5.  Switzerland                            4.3

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             JAPAN (24.0%)
     2,700   Aeon Credit Service Ltd. (6)......  $    180,213
    28,000   Alps Electric Co. (22)............       400,939
     7,400   Aoyama Trading Co. (19)...........       200,322
    17,000   Calsonic Kansei Corp. (1).........       121,293
    17,000   Central Glass Co. Ltd. (3)........       144,137
    32,000   Chiyoda Corp. (4).................       228,297
       100   Fullcast Co. Ltd. (4).............       276,542
     8,100   Geomatec Co. Ltd. (22)............       313,858
    18,000   Hitachi Koki Co. (5)..............       115,201
     3,800   Hitachi Software Engineering Co.
              Ltd. (21)........................        89,188
    23,000   JGC Corp. (4).....................       222,067
    27,000   Kawasaki Kisen Kaisha Ltd. (24)...       136,689
    21,000   Koyo Seiko Co. (3)................       250,346
    45,000   Meisei Industrial Co. Ltd. (4)....       180,270
     3,600   Meitec Corp. (4)..................       142,296
     7,600   Ministop Co. Ltd. (9).............       137,659
    16,000   Mitsubishi Securities Co. Ltd.
              (6)..............................       211,580
    27,000   Mitsui Osk Lines (24).............       142,378
    44,000   Nachi Fujikoshi Corp. (3).........       159,432
    36,000   Nippon Light Metal Co. (15).......        85,862
    19,000   Nippon Thompson (3)...............       152,419
    35,000   Nsk (3)...........................       174,687
    38,000   Oki Electric Industry Co. (22)....       154,061
    17,000   OSG Corp. (3).....................       198,950
    28,000   *Pacific Metals Co. Ltd. (15).....       132,582
    30,000   Pentax Corp. (5)..................       155,352
     6,400   Rinnai Corp. (5)..................       194,424
     5,400   Ryohin Keikaku Co Ltd. (19).......       278,561
    13,000   Showa Corp. (1)...................       148,867
    11,000   Taiyo Yuden Co (22)...............       156,266
    23,000   Teikoku Oil Co (7)................       123,535
     8,900   THK Co Ltd. (3)...................       169,323
    15,400   Tokyo Steel Mfg Co (15)...........       268,336
    12,000   Ushio (3).........................       216,999
     2,400   USS Co Ltd. (19)..................       206,634
     2,500   Yamada Denki (19).................        93,433
    13,000   Yaskawa Electric Corp. (22).......        85,549
                                                 ------------
                                                    6,648,547
                                                 ------------
             CANADA (10.5%)
     6,600   Angiotech Pharmaceuticals Inc.
              (17).............................       134,229
    10,650   *ATI Technologies Inc. (20).......       200,205
    10,300   *Celestica Inc. (22)..............       205,485
    14,800   CI Fund Management Inc. (6).......       178,033
     7,300   Cinram International Inc. (4).....       136,357
     7,750   *Cognos Inc. (21).................       280,240
     6,400   Ensign Resource Service Group Inc.
              (7)..............................       101,327
     2,806   Industrial Alliance Life Insurance
              Co. (14).........................        95,392
    14,900   *Masonite International Corp.
              (3)..............................       384,301
    11,200   *Open Text Corp. (21).............       357,504
    11,000   Pason Systems Inc. (7)............       254,782
     6,700   Placer Dome Inc. (15).............       111,488

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
     3,800   SNC-Lavalin Group Inc. (4)........  $    139,121
    17,700   Teck Corp. CL B (15)..............       317,394
                                                 ------------
                                                    2,895,858
                                                 ------------
             UNITED KINGDOM (9.2%)
    71,400   Ark Therapeutics Group PLC (17)...       127,925
    24,670   Cattles PLC (6)...................       142,498
    11,000   Close Brothers Group PLC (6)......       155,550
    23,800   *CSR PLC (20).....................       174,453
    35,900   Enterprise Inns PLC (12)..........       375,562
    30,700   Hit Entertainment PLC (16)........       128,019
     6,200   Intermediate Capital Group PLC
              (6)..............................       121,932
    24,600   Kensington Group PLC (6)..........       198,121
    72,600   Mfi Furniture Group (19)..........       200,096
    80,000   PHS Group PLC (4).................       119,395
   120,700   Signet Group PLC (19).............       251,549
    71,160   The Carphone Warehouse PLC (19)...       192,015
    21,210   William Hill PLC (12).............       214,401
    29,000   *Wolfson Microelectronics PLC
              (20).............................       155,431
                                                 ------------
                                                    2,556,947
                                                 ------------
             GERMANY (4.8%)
     2,550   Celesio AG (11)...................       152,913
    14,200   *GPC Biotech AG (17)..............       210,200
     1,390   Krones AG Pfd (3).................       143,093
     2,270   Medion AG (19)....................        91,893
     2,200   MPC Muenchmeyer Petersen Capital
              AG (6)...........................       137,475
     1,300   Puma AG Rudolf Dassler Sport
              (5)..............................       332,322
     5,312   *Singulus Technologies AG (3).....       107,540
     3,375   Stada Arzneimittel AG (17)........       141,142
                                                 ------------
                                                    1,316,578
                                                 ------------
             SWITZERLAND (4.3%)
     2,200   *Actelion Ltd. (17)...............       253,068
       798   Kuehne & Nagel International AG
              (24).............................       115,243
         4   Lindt & Spruengli AG (10).........        47,177
       131   Lindt & Spruengli AG (10).........       137,598
     1,620   *Logitech International SA (22)...        73,987
     3,616   *Micronas Semiconductor Holding AG
              (20).............................       164,875
     1,230   Swatch Group AG CL B (5)..........       160,335
    25,400   *Temenos Group AG (21)............       232,979
                                                 ------------
                                                    1,185,262
                                                 ------------
             FRANCE (4.3%)
     6,000   Dassault Systemes SA (21).........       280,161
     3,900   Essilor International SA (11).....       255,235
     2,400   Imerys SA (15)....................       140,166
     9,104   *JC Decaux SA (16)................       195,498
     5,206   Neopost SA (22)...................       308,638
                                                 ------------
                                                    1,179,698
                                                 ------------
             SOUTH KOREA (3.6%)
    36,600   *Hanaro Telecom Inc. (23).........        84,654
    20,700   Inchon Iron & Steel (15)..........       165,877

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             SOUTH KOREA (CONTINUED)
     8,000   LG AD Inc. (16)...................  $    133,276
     3,800   Reigncom Co. Ltd. (22)............       132,860
     4,900   *Samsung Electro-Mechanics Co.
              (22).............................       139,868
     2,400   Samsung Fire & Marine Insurance
              (14).............................       153,837
    49,594   *Wooyoung Co. Ltd. (22)...........       183,144
                                                 ------------
                                                      993,516
                                                 ------------
             IRELAND (3.5%)
    22,800   Anglo Irish Bank Corp. PLC (2)....       358,041
    30,600   DePfa Bank PLC (2)................       447,839
    14,000   IAWS Group PLC (10)...............       167,363
                                                 ------------
                                                      973,243
                                                 ------------
             ITALY (3.3%)
    13,523   Arnoldo Mondadori Editore (16)....       128,298
     5,100   Campari Group (10)................       252,357
     2,190   *eBiscom (23).....................       120,312
     5,877   Lottomatica SpA (12)..............       146,006
     7,000   Recordati SPA (17)................       132,725
    14,524   Saipem SpA (7)....................       132,450
                                                 ------------
                                                      912,148
                                                 ------------
             SINGAPORE & MALAYSIAN (2.9%)
   342,000   *Bio-Treat Technology Ltd. (4)....       178,870
    55,600   Keppel Corp. Ltd. (3).............       228,921
   592,000   Midland Realty Holdings Ltd.
              (18).............................       127,375
    97,000   Neptune Orient Lines Ltd. (24)....       133,581
   422,000   New Toyo International Holdings
              Ltd. (15)........................       145,441
                                                 ------------
                                                      814,188
                                                 ------------
             HONG KONG (2.6%)
   310,000   Brilliance China Automotive
              Holdings Ltd. (1)................        91,971
    75,000   Citic Pacific Ltd. (3)............       184,579
    79,500   Esprit Holdings Ltd. (19).........       356,842
    60,000   Techtronic Industries Co (5)......        96,052
                                                 ------------
                                                      729,444
                                                 ------------
             GREECE (2.5%)
     5,200   Germanos SA (19)..................       150,402
    13,300   Greek Organization of Football
              Prognostics (12).................       251,777
     8,500   Intralot SA (12)..................       135,579
     6,600   Public Power Corp. (25)...........       157,792
                                                 ------------
                                                      695,550
                                                 ------------
             NORWAY (2.4%)
    21,400   Aktiv Kapital ASA (6).............       274,549
    12,800   *Golar LNG Ltd. (24)..............       198,422
     8,000   ProSafe ASA (7)...................       181,251
                                                 ------------
                                                      654,222
                                                 ------------
             NETHERLANDS (2.3%)
     8,900   *ASM International NV (20)........       184,992
     5,100   Euronext NV (6)...................       142,508

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             NETHERLANDS (CONTINUED)
    13,500   Vedior NV (4).....................  $    197,422
    60,600   *Versatel Telecom International NV
              (23).............................       118,579
                                                 ------------
                                                      643,501
                                                 ------------
             DENMARK (2.1%)
     1,910   Coloplast CL B (11)...............       180,492
     8,750   Novozymes A/S CL B (15)...........       395,684
                                                 ------------
                                                      576,176
                                                 ------------
             AUSTRALIA (2.0%)
    49,500   Patrick Corp. Ltd. (24)...........       184,499
    28,500   Toll Holdings Ltd. (24)...........       213,194
    46,310   WMC Resources Ltd. (15)...........       158,969
                                                 ------------
                                                      556,662
                                                 ------------
             SPAIN (1.9%)
     6,660   ACS Actividades de Constuccion y
              Servicios SA (3).................       112,253
     6,600   *Gestevision Telecinco SA (16)....        98,502
     4,050   Grupo Ferrovial SA (4)............       168,687
    10,900   Indra Sistemas SA (21)............       139,152
                                                 ------------
                                                      518,594
                                                 ------------
             SWEDEN (1.8%)
    24,220   Getinge AB CL B (11)..............       287,079
     2,000   *Oriflame Cosmetics SA (13).......        71,390
    20,600   *Song Networks Holding AB (23)....       145,981
                                                 ------------
                                                      504,450
                                                 ------------
             THAILAND (1.6%)
   300,300   Amata Corp. Public Co. Ltd.
              (18).............................        87,267
   122,900   Kiatnakin Finance Public Co. Ltd.
              (6)..............................       109,373
   114,100   Siam Commercial Bank PLC (2)......       129,569
   139,500   Siam Panich Leasing Public Co.
              Ltd. (6).........................       122,637
                                                 ------------
                                                      448,846
                                                 ------------
             PORTUGAL (1.1%)
    62,042   *Impresa-Sociedade Gestora de
              Participacoes SA (16)............       300,656
                                                 ------------
             BELGIUM (1.1%)
     4,900   Agfa Gevaert NV (5)...............       121,754
     2,800   Umicore (15)......................       176,664
                                                 ------------
                                                      298,418
                                                 ------------
             CHINA (0.9%)
    21,500   BYD Co. Ltd. (3)..................        63,703
   430,000   Jiangxi Copper Co. Ltd. (15)......       194,082
                                                 ------------
                                                      257,785
                                                 ------------
             AUSTRIA (0.7%)
     2,300   Boehler-Uddeholm (15).............       191,045
                                                 ------------
             BRAZIL (0.6%)
     5,000   Votorantim Celulose e Papel SA ADR
              (15).............................       159,000
                                                 ------------
             INDIA (0.5%)
     7,000   India Fund Inc. (6)...............       150,360
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             ISRAEL (0.5%)
     5,475   *Check Point Software Technologies
              Ltd. (21)........................  $    147,770
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (95.0%)..........................  $ 26,308,464
                                                 ------------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (4.2%)
$1,164,000   State Street Bank 0.100% due
              07/01/04 Repurchase price
              $1,164,003 Collateralized by U.S.
              Treasury Note Fair Value:
              $1,191,900 Due: 08/15/04 Interest:
              6.000%............................  $ 1,164,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (4.2%)............................  $ 1,164,000
                                                  -----------
             TOTAL HOLDINGS (99.2%) (COST
              $21,622,570) (A)..................  $27,472,464
             NET OTHER ASSETS (LIABILITIES)
              (0.8%)............................      221,765
                                                  -----------
             NET ASSETS (100.0%)................  $27,694,229
                                                  ===========

---------------

  *  Represents non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,136,760.
ADR (American depository receipt) represents ownership of foreign securities.

INDUSTRY CLASSIFICATIONS (% OF NET ASSETS)

 (1)  Automobiles & Components........   1.3%
 (2)  Banks...........................   3.4%
 (3)  Capital Goods...................   9.7%
 (4)  Commercial Services &
      Supplies........................   7.2%
 (5)  Consumer Durables & Apparel.....   4.2%
 (6)  Diversified Financials..........   7.7%
 (7)  Energy..........................   2.8%
 (8)  Financial Services..............   4.2%
 (9)  Food & Staples Retailing........   0.5%
(10)  Food Beverage & Tobacco.........   2.2%
(11)  Health Care Equipment &
      Services........................   3.1%
(12)  Hotels Restaurants & Leisure....   4.1%
(13)  Household & Personal Products...   0.3%
(14)  Insurance.......................   0.9%
(15)  Materials.......................   9.5%
(16)  Media...........................   3.5%
(17)  Pharmaceuticals &
      Biotechnology...................   3.6%
(18)  Real Estate.....................   0.8%
(19)  Retailing.......................   7.3%
(20)  Semiconductors & Semiconductor
      Equipment.......................   3.2%
(21)  Software & Services.............   5.5%
(22)  Technology Hardware &
      Equipment.......................   7.8%
(23)  Telecommunication Services......   1.7%
(24)  Transportation..................   4.1%
(25)  Utilities.......................   0.6%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $21,622,570)......................  $27,472,464
  Cash......................................          857
  Receivable for securities sold............      311,964
  Receivable for fund shares sold...........        2,183
  Dividends & accrued interest receivable...       47,884
                                              -----------
    Total assets............................   27,835,352
                                              -----------
Liabilities:
  Payable for securities purchased..........        4,600
  Payable for fund shares redeemed..........       78,517
  Payable for investment management services
    (note 3)................................       22,208
  Accrued accounting and custody fees.......       14,225
  Accrued printing, proxy and filing
    expenses................................        3,882
  Accrued professional fees.................        6,872
  Accrued withholding taxes.................        8,051
  Other accrued expenses....................        2,768
                                              -----------
    Total liabilities.......................      141,123
                                              -----------
Net assets..................................  $27,694,229
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,107,861
  Paid-in capital in excess of par value....   23,471,194
  Accumulated net realized loss on
    investments.............................   (3,757,500)
  Net unrealized appreciation/depreciation
    on:
    Investments.............................    5,849,894
    Foreign currency related transactions...      (13,162)
  Undistributed net investment income.......       35,942
                                              -----------
Net assets..................................  $27,694,229
                                              ===========
Shares outstanding..........................    2,107,861
Net asset value per share...................  $     13.14
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $      529
  Dividends (net of $25,876 foreign taxes
    withheld)................................     259,152
                                               ----------
    Total investment income..................     259,681
                                               ----------
Expenses:
  Management fees (note 3)...................     133,097
  Custodian fees.............................      33,692
  Directors' fees............................         704
  Professional fees..........................       4,263
  Accounting fees............................      19,787
  Printing and proxy fees....................       1,866
  Other......................................       1,146
                                               ----------
    Total expenses...........................     194,555
                                               ----------
    Net investment income....................      65,126
                                               ----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain (loss) on:
    Investments..............................   2,442,434
    Foreign currency related transactions....     (29,184)
  Change in unrealized
    appreciation/depreciation on:
    Investments..............................    (695,042)
    Foreign currency related transactions....     (13,806)
                                               ----------
      Net gain on investments................   1,704,402
                                               ----------
      Net increase in net assets from
         operations..........................  $1,769,528
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    65,126        $    17,350
  Realized gain on investments and foreign currency
    transactions............................................      2,413,250          1,514,204
  Change in unrealized appreciation/depreciation on
    investments and foreign currency transactions...........       (708,848)         6,489,384
                                                                -----------        -----------
    Net increase in net assets from operations..............      1,769,528          8,020,938
                                                                -----------        -----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...............              0            (38,656)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      3,374,520          6,926,680
  Received from dividends reinvested........................              0             38,656
  Paid for shares redeemed..................................     (2,170,964)        (5,062,168)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................      1,203,556          1,903,168
                                                                -----------        -----------
      Increase in net assets................................      2,973,084          9,885,450
Net Assets:
  Beginning of period.......................................     24,721,145         14,835,695
                                                                -----------        -----------
  End of period (a).........................................    $27,694,229        $24,721,145
                                                                ===========        ===========
(a) Includes undistributed (distributions in excess of) net
  investment income of......................................    $    35,942        $   (89,801)
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ------------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $12.27          $ 7.99     $  9.40     $ 13.29     $ 20.25
Income (loss) from investment operations:
  Net investment income (loss)..............................         0.02            0.01        0.00       (0.04)      (0.18)
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................         0.85            4.29       (1.41)      (3.85)      (5.89)
                                                                   ------          ------     -------     -------     -------
    Total income (loss) from investment operations..........         0.87            4.30       (1.41)      (3.89)      (6.07)
                                                                   ------          ------     -------     -------     -------
Less distributions:
  Distributions from net realized capital gains & foreign
    currency related transactions...........................         0.00            0.00        0.00        0.00       (0.89)
  Dividends from net investment income......................         0.00           (0.02)       0.00        0.00        0.00
                                                                   ------          ------     -------     -------     -------
    Total distributions.....................................         0.00           (0.02)       0.00        0.00       (0.89)
                                                                   ------          ------     -------     -------     -------
Net asset value, end of period..............................       $13.14          $12.27     $  7.99     $  9.40     $ 13.29
                                                                   ======          ======     =======     =======     =======
Total return................................................         7.09%(b)       53.91%     (15.00)%    (29.28)%    (30.27)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 27.7          $ 24.7     $  14.8     $  18.9     $  30.6
Ratios to average net assets:
  Expenses..................................................         1.45%(a)        1.59%       1.56%       1.79%       1.63%
  Net investment income (loss)..............................         0.49%(a)        0.10%       0.03%      (0.35)%     (0.98)%
Portfolio turnover rate.....................................           39%             87%         92%        221%        251%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 OBJECTIVE

The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth by investing in equity securities with attractive growth opportunities.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    19.91%
Five-year                                    2.09%
Since inception (3/31/95)                    3.08%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Aggressive Growth Portfolio returned 3.47% versus 3.44% for the current benchmark, the S&P 500 Index.

The biggest contributor to the Portfolio's absolute results was online media giant Yahoo! Inc., which continued to enjoy rapid growth in its search advertising business. Alcon was another strong performer for the Portfolio. The pharmaceuticals and medical devices company reported impressive, first-quarter earnings growth during the period and maintained a burgeoning product pipeline. Other stocks that contributed substantially to our absolute results included security software developer Check Point Software Technologies Ltd., electricity company Reliant Energy Inc. and medical devices manufacturer Zimmer Holdings Inc. With destructive viruses on the rise, more and more companies turned to Check Point for their software needs during the period. Meanwhile, Reliant Resources reaped rewards from the successful execution of a plan to reduce its debt, strengthen its balance sheet and reshape the capital structure of its business. For its part, Zimmer Holdings' smooth acquisition of Centerpulse, which made it the largest orthopedic products company in the United States, Europe and Japan, helped boost the stock.

The Portfolio's semiconductor holdings were among its most significant detractors on an absolute basis. These included Texas Instruments Inc. and Applied Materials, as well as Cadence Design Systems, which manufactures software and hardware technology used by companies to design and develop complex integrated circuits (ICs). Another detractor was discount airline EasyJet, which suffered from higher fuel prices. Clear Channel, the largest radio broadcaster in the U.S., also subtracted from our performance, as sluggish advertising sales continued to weigh down the entire industry.

Though we gauge our results based on the combined growth of our individual stocks, sector performance can help to determine progress. With this in mind, the healthcare sector was the biggest contributor to the Portfolio's absolute performance, followed by the information technology (IT) group. It's noteworthy that our weighting in IT was nearly double that of our benchmark during the period and that strong stock selection in this sector aided our performance considerably. While none of the areas in which the Portfolio was invested detracted from our results, the materials and telecommunications groups were among our weaker performers. The Portfolio was substantially underweight compared to the Index in both of these sectors.

Looking ahead, uncertainties remain. Global terrorism, China's efforts to rein in economic growth, this year's U.S. presidential election--we will be closely monitoring all of these as we seek out what we believe are exceptional companies that will reward our confidence. Meanwhile, we firmly believe the current market volatility provides compelling opportunities to invest in exceptional businesses at attractive prices. You can be assured that all of our efforts will be fully focused on finding those companies that we believe can perform best in this climate.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                AGGRESSIVE GROWTH PORTFOLIO
                                                              (COMMENCED OPERATIONS MARCH 31,
                                                                           1995)                          S&P 500 INDEX
                                                              -------------------------------             -------------
03/31/95                                                                  10000.00                           10000.00
6/95                                                                      11027.00                           10953.00
                                                                          12695.40                           12528.00
6/96                                                                      12474.50                           13805.90
                                                                          12792.60                           15419.80
6/97                                                                      13448.80                           18580.90
                                                                          14395.60                           20546.70
6/98                                                                      15547.30                           24185.60
                                                                          15524.00                           26417.90
6/99                                                                      14740.00                           29688.40
                                                                          16417.40                           31977.40
6/00                                                                      15066.30                           31839.90
                                                                          11928.00                           29063.50
6/01                                                                       9079.57                           27116.20
                                                                           8132.57                           25611.30
6/02                                                                       6863.08                           22243.40
                                                                           5862.44                           19954.50
6/03                                                                       6651.52                           22301.20
                                                                           7708.45                           25677.60
6/04                                                                       7975.93                           26558.30


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Yahoo! Inc.                            4.2
 2.  Cisco Systems Inc.                     3.1
 3.  Maxim Integrated Products
     Inc.                                   3.1
 4.  Gap Inc.                               2.5
 5.  Microsoft Corp.                        2.1
 6.  Time Warner Inc.                       2.0
 7.  Total SA ADR                           1.9
 8.  Alcon Inc.                             1.9
 9.  Roche Holding AG                       1.7
10.  UnitedHealth Group Inc.                1.7

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Biotechnology & Drugs                 14.1
 2.  Computer & Related                    11.5
 3.  Retail                                11.3
 4.  Banking                                6.3
 5.  Telecommunications & Related           5.8

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             BANKING (5.0%)
     4,840   Citigroup Inc. ....................  $   225,060
     2,890   JP Morgan Chase & Co. .............      112,045
     3,555   Northern Trust Corp. ..............      150,305
     9,750   Providian Financial Corp. .........      143,033
     4,660   UCBH Holdings Inc. ................      184,163
                                                  -----------
                                                      814,606
                                                  -----------
             BIOTECHNOLOGY & DRUGS (8.4%)
     4,010   *Amgen Inc. .......................      218,826
     3,390   *Celgene Corp. ....................      194,111
     2,165   Eli Lilly & Co. ...................      151,355
     3,610   *Genentech Inc. ...................      202,882
     2,405   *Invitrogen Corp. .................      173,136
     6,295   *MGI Pharma Inc. ..................      170,028
     4,960   *Neurocrine Biosciences Inc. ......      257,176
                                                  -----------
                                                    1,367,514
                                                  -----------
             BROADCAST RADIO & TV (2.6%)
     2,940   Clear Channel Communications
              Inc. .............................      108,633
    18,070   *Time Warner Inc. .................      317,671
                                                  -----------
                                                      426,304
                                                  -----------
             BUILDING & CONSTRUCTION (1.2%)
     4,400   Lennar Corp. ......................      196,768
                                                  -----------
             BUSINESS SERVICES (2.1%)
     1,000   Manpower Inc. .....................       50,770
     4,555   Paychex Inc. ......................      154,323
    11,685   ServiceMaster Co. .................      143,959
                                                  -----------
                                                      349,052
                                                  -----------
             CAPITAL GOODS (1.1%)
     4,410   *American Standard Co. ............      177,767
                                                  -----------
             COMPUTER & RELATED (8.7%)
     3,430   *Electronic Arts Inc. .............      187,107
     4,185   *Mercury Interactive Corp. ........      208,539
    12,055   Microsoft Corp. ...................      344,291
    18,610   *Yahoo! Inc. ......................      676,101
                                                  -----------
                                                    1,416,038
                                                  -----------
             CONGLOMERATES (1.3%)
     2,335   3M Co. ............................      210,173
                                                  -----------
             CONSUMER PRODUCTS (2.4%)
     2,260   Harman International Inds. Inc. ...      205,660
     3,440   Procter & Gamble Co. ..............      187,274
                                                  -----------
                                                      392,934
                                                  -----------
             CONTAINERS & PACKAGING (1.5%)
     3,295   Ball Corp. ........................      237,405
                                                  -----------
             ELECTRONIC/ SEMICONDUCTORS (5.8%)
    10,025   *Advanced Micro Devices Inc. ......      159,398
     9,565   Maxim Integrated Products Inc. ....      501,397
    11,430   Texas Instruments Inc. ............      276,377
                                                  -----------
                                                      937,172
                                                  -----------
             ENTERTAINMENT & LEISURE (1.2%)
     4,530   Royal Caribbean Cruises Ltd. ......      196,647
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.3%)
       315   *Chicago Mercantile Exchange Hldgs.
              Inc. .............................  $    45,477
     4,110   SLM Corp. .........................      166,250
                                                  -----------
                                                      211,727
                                                  -----------
             HOTELS & MOTELS (1.3%)
     4,710   Starwood Hotels & Resorts Worldwide
              Inc. .............................      211,244
                                                  -----------
             INSURANCE (1.7%)
     4,450   UnitedHealth Group Inc. ...........      277,013
                                                  -----------
             MACHINERY (0.7%)
     2,440   Kennametal Inc. ...................      111,752
                                                  -----------
             MEDICAL & RELATED (5.5%)
     3,130   Guidant Corp. .....................      174,904
     5,235   Medtronic Inc. ....................      255,049
     2,695   *Varian Medical Systems Inc. ......      213,848
     2,820   *Zimmer Holdings Inc. .............      248,724
                                                  -----------
                                                      892,525
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.9%)
     3,290   *BJ Services Co. ..................      150,814
                                                  -----------
             RETAIL (11.3%)
     5,525   *Advance Auto Parts Inc. ..........      244,095
     4,890   *Amazon.com Inc. ..................      266,016
     4,680   *Bed Bath & Beyond Inc. ...........      179,946
     3,745   Best Buy Co. Inc. .................      190,021
    16,700   Gap Inc. ..........................      404,975
     3,045   Lowe's Cos. Inc. ..................      160,015
     5,125   Tiffany & Co. .....................      188,856
     2,080   Whole Foods Market Inc. ...........      198,536
                                                  -----------
                                                    1,832,460
                                                  -----------
             TELECOMMUNICATION & RELATED (5.8%)
    21,560   Cisco Systems Inc. ................      510,972
    17,190   Corning Inc. ......................      224,501
    10,470   Motorola Inc. .....................      191,078
     1,255   *Nextel Partners Inc. CL A.........       19,980
                                                  -----------
                                                      946,531
                                                  -----------
             TRANSPORTATION (4.6%)
     2,510   C.H. Robinson Worldwide Inc. ......      115,058
     2,520   *FedEx Corp. ......................      205,859
     4,335   *Iron Mountain Inc. ...............      209,207
     2,950   United Parcel Service Inc. CL B....      221,752
                                                  -----------
                                                      751,876
                                                  -----------
             UTILITIES (1.4%)
    20,760   *Reliant Energy Inc. ..............      224,831
                                                  -----------
             TOTAL U.S. COMMON STOCKS (75.8%)...  $12,333,153
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.2%)
             CONGLOMERATES (1.2%)
     6,190   Tyco International Ltd. ...........  $   205,137
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (1.6%)
             HOTELS & MOTELS (1.6%)
     4,345   Four Seasons Hotels Inc. ..........  $   261,612
                                                  -----------
             CAYMAN ISLAND (1.0%)
             OIL, ENERGY & NATURAL GAS (1.0%)
     6,320   GlobalSantaFe Corporation..........      167,480
                                                  -----------
             FRANCE (3.6%)
             BIOTECHNOLOGY & DRUGS (0.6%)
     1,688   *Sanofi-Synthelabo SA ADR..........      106,998
             CONGLOMERATES (1.1%)
     2,383   LVMH Moet Hennessy Louis Vuitton
              ADR...............................      172,362
             OIL, ENERGY & NATURAL GAS (1.9%)
     3,165   Total SA ADR.......................      304,093
                                                  -----------
             TOTAL FRANCE.......................      583,453
                                                  -----------
             GERMANY (1.3%)
             COMPUTER & RELATED (1.3%)
     1,278   SAP AG.............................      213,018
                                                  -----------
             GUERNSEY (0.3%)
             COMPUTER & RELATED (0.3%)
     1,980   *Amdocs Ltd. ......................       46,391
                                                  -----------
             IRELAND (0.7%)
             BIOTECHNOLOGY & DRUGS (0.7%)
     4,310   *Elan Corp PLC ADR.................      106,629
                                                  -----------
             ISRAEL (2.0%)
             COMPUTER & RELATED (1.2%)
     6,940   *Check Point Software Technologies
              Ltd. .............................      187,311
             BIOTECHNOLOGY & DRUGS (0.8%)
     2,021   Teva Pharmaceutical Inds. Ltd.
              ADR...............................      135,993
                                                  -----------
             TOTAL ISRAEL.......................      323,304
                                                  -----------
             JAPAN (2.3%)
             OFFICE EQUIPMENT & SUPPLIES (1.0%)
     3,000   Canon Inc. ........................      158,090
             BANKING (1.3%)
        24   *Mitsubishi Tokyo Financial Group
              Inc...............................      222,151
                                                  -----------
             TOTAL JAPAN........................      380,241
                                                  -----------
             NETHERLANDS (0.9%)
             BUSINESS SERVICES (0.9%)
     9,571   *Vedior NV.........................      139,501
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             SWITZERLAND (3.6%)
             BIOTECHNOLOGY & DRUGS (3.6%)
     3,840   Alcon Inc. ........................  $   302,016
     2,817   *Roche Holding AG..................      278,910
                                                  -----------
                                                      580,926
                                                  -----------
             UNITED KINGDOM (1.7%)
             BROADCAST RADIO & TV (0.8%)
    11,604   British Sky Broadcasting Group
              ADR...............................      130,893
             OIL, ENERGY & NATURAL GAS (0.9%)
     2,745   BP PLC ADR.........................      147,050
                                                  -----------
             TOTAL UNITED KINGDOM...............      277,943
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (20.2%)...........................  $ 3,285,635
                                                  -----------
             TOTAL COMMON STOCKS (96.0%)........  $15,618,788
                                                  -----------

   FACE                                                FAIR
  AMOUNT                SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (3.7%)
$  600,000   **FHLB Discount Note 1.0000% due
              07/01/04.............................  $600,000
                                                     --------
             TOTAL SHORT-TERM NOTES (3.7%).........  $600,000
                                                     --------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.5%)
$   87,000   US Bank 0.800% 07/01/04
              Repurchase price $87,006
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $91,012
              Due: 11/01/18
              Interest: 4.500%..................  $    87,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (0.5%)............................  $    87,000
                                                  -----------
             TOTAL HOLDINGS (100.2%) (COST
              $13,367,499) (A)..................  $16,305,788
             NET OTHER ASSETS (LIABILITIES )
              (-0.2%)...........................      (37,813)
                                                  -----------
             NET ASSETS (100.0%)................  $16,267,975
                                                  ===========

---------------

  *  Non-income producing securities.
 ** Discount note. Rate disclosed represents the effective yield at the time of purchase.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $343,535
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $13,367,499)......................  $16,305,788
  Cash......................................          268
  Receivable for securities sold............      300,099
  Receivable for fund shares sold...........        4,926
  Dividends & accrued interest receivable...        6,621
  Prepaid expenses..........................          113
                                              -----------
    Total assets............................   16,617,815
                                              -----------
Liabilities:
  Payable for securities purchased..........      235,839
  Payable for fund shares redeemed..........       76,171
  Payable for investment management services
    (note 3)................................       10,567
  Accrued custody expense...................        1,216
  Accrued professional fees.................        9,632
  Accrued accounting fees...................        6,479
  Accrued printing and proxy fees...........        3,200
  Other accrued expenses....................        6,736
                                              -----------
    Total liabilities.......................      349,840
                                              -----------
Net assets..................................  $16,267,975
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,874,372
  Paid-in capital in excess of par value....    8,249,364
  Accumulated net realized loss on
    investments.............................  (17,770,702)
  Net unrealized appreciation on
    investments.............................    2,938,289
  Accumulated net investment loss...........      (23,348)
                                              -----------
Net assets..................................  $16,267,975
                                              ===========
Shares outstanding..........................    2,874,372
Net asset value per share...................  $      5.66
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $  2,025
  Dividends (net of withholding tax of
    $4,918)....................................    55,436
  Other Income.................................       221
                                                 --------
    Total investment income....................    57,682
                                                 --------
Expenses:
  Management fees (note 3).....................    64,106
  Custodian fees...............................     2,389
  Directors' fees..............................       645
  Professional fees............................     5,583
  Accounting fees..............................     7,504
  Printing and proxy fees......................       649
  Other........................................       154
                                                 --------
    Total expenses.............................    81,030
                                                 --------
    Net investment loss........................   (23,348)
                                                 --------
Realized & unrealized gain on investments:
  Net realized gain on investments.............   475,621
  Change in unrealized
    appreciation/depreciation on investments...    86,353
                                                 --------
    Net gain on investments....................   561,974
                                                 --------
    Net increase in net assets from
      operations...............................  $538,626
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (23,348)       $   (16,426)
  Realized gain on investments..............................        475,621            323,401
  Change in unrealized appreciation/depreciation on
    investments.............................................         86,353          3,621,788
                                                                -----------        -----------
    Net increase in net assets from operations..............        538,626          3,928,763
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      1,190,774          3,040,544
  Paid for shares redeemed..................................     (1,557,597)        (3,229,963)
                                                                -----------        -----------
    Decrease in net assets derived from capital share
     transactions...........................................       (366,823)          (189,419)
                                                                -----------        -----------
      Increase in net assets................................        171,803          3,739,344
Net Assets:
  Beginning of period.......................................     16,096,172         12,356,828
                                                                -----------        -----------
  End of period (a).........................................    $16,267,975        $16,096,172
                                                                ===========        ===========
(a) Includes accumulated net investment loss of.............    $   (23,348)       $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ------------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $ 5.47          $ 4.16     $  5.77     $  8.57     $ 11.79
Income (loss) from investment operations:
  Net investment income (loss)..............................        (0.01)          (0.01)      (0.01)       0.01        0.00
  Net realized & unrealized gain (loss) on investments......         0.20            1.32       (1.60)      (2.74)      (3.22)
                                                                   ------          ------     -------     -------     -------
    Total income (loss) from investment operations..........         0.19            1.31       (1.61)      (2.73)      (3.22)
                                                                   ------          ------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................         0.00            0.00        0.00       (0.03)       0.00
  Return of capital.........................................         0.00            0.00        0.00       (0.04)       0.00
                                                                   ------          ------     -------     -------     -------
    Total distributions.....................................         0.00            0.00        0.00       (0.07)       0.00
                                                                   ------          ------     -------     -------     -------
Net asset value, end of period..............................       $ 5.66          $ 5.47     $  4.16     $  5.77     $  8.57
                                                                   ======          ======     =======     =======     =======
Total return................................................         3.47%(b)       31.49%     (27.90)%    (31.82)%    (27.31)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 16.3          $ 16.1     $  12.4     $  17.1     $  24.0
Ratios to average net assets:
  Expenses..................................................         1.01%(a)        1.04%       1.06%       1.04%       0.98%
  Net investment income (loss)..............................        (0.29)%(a)      (0.12)%     (0.23)%      0.17%      (0.01)%
Portfolio turnover rate.....................................           46%             94%        108%        111%        160%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 OBJECTIVE

The objective of the Small Cap Growth Portfolio is long-term capital appreciation by investing in stocks of small companies that have strong business momentum and earnings growth.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   25.30%
Five-year                                   2.70%
Since inception (1/3/97)                    9.72%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Small Cap Growth Portfolio returned (0.14)% versus 5.68% for the current benchmark, the Russell 2000 Growth Index.

Year-to-date, the Portfolio's performance trailed the benchmark significantly, primarily due to disappointing performance in the Information Technology and Health Care holdings in the first quarter. Towards the end of 2003 our quantitative models (which incorporate relative price strength) had begun to favor an increasing percentage of higher beta names, and we chose to add some of these names to the strategy near the end of 2003. In hindsight, this was not a well-timed move, and many of these companies sold off sharply as the market quickly rotated back to lower beta names. It is not uncommon for our quantitative strategies to perform poorly for a period of time around market inflection points, and the beginning of 2004 was no exception. Now that our quantitative models again support investment in lower beta names, we have sold many of these higher-beta names out of the Portfolio. Second, some of our better performing, higher-quality stocks in 2003 came under valuation pressure as the markets swung back to a lower P/E orientation. We will continue to hold these names as long as the factors underlying our investment in the companies remain intact.

Although recent performance has been disappointing, we note that the Small Cap Growth strategy historically has tended to bounce back following periods of underperformance. We believe this is in part because investors naturally tend to return to higher-quality, well-managed companies after they have underperformed, because these companies' superior Portfolio fundamentals are generally able to drive significant market outperformance over time.

At present, the Portfolio retains a largely sector neutral orientation. The Portfolio is slightly overweighted in Consumer Staples, Health Care, Financials, and Energy stocks, while retaining small underweights in Industrials, Information Technology, Telecommunications, and Materials stocks.

The top contributors to performance for year-to-date 2004 were Quicksilver Resources, a natural gas company in Michigan, Canada, and Texas; VCA Antech, a veterinary services company; Digital River, an e-commerce outsourcing solutions provider; and Pediatrix, a provider of neonatal and perinatal physician services. At the industry level, the Portfolio benefited from an overweight in healthcare providers and services, oil and gas, and beverages, and from an underweight in metals and mining, semiconductors, and biotechnology companies.

The biggest detractors to performance year-to-date were primarily in the health care space. The weakest performers included Taro Pharmaceuticals, a pharmaceutical manufacturer; Foundry Networks, a provider of data networking solutions; Odyssey Healthcare, a provider of hospice services; and Advanced Neuromodulation, a manufacturer of implantable neuromodulation devices. At the industry level, the Portfolio was hurt by an underweight in the strongly performing textile and apparel, road and rail, and healthcare equipment and supplies companies, and an overweight in the poorly performing construction and engineering, and information technology services areas.

Small cap stocks have performed well this year and over the last five years, and questions naturally rise concerning the sustainability of this rally into the future. These concerns are amplified given that small cap stocks historically have not tended to fare well in the second year of an economic recovery, especially when the Fed is raising interest rates. Finally, weak cash flows into small cap Portfolios and a strengthening IPO and secondary calendar have been adding supply to a market that already has had a good run in the past 18 months.

Although these concerns should not be minimized, we think there are many reasons to continue viewing small cap stocks favorably. First, small cap earnings still are growing faster than large cap profits, and strong GDP growth disproportionately tends to help the prospects of smaller, more economically sensitive companies. Second, small cap relative valuations remain near the mid point of their historical averages, and past rallies have tended to end only when valuations have climbed to extended levels. Although the current small cap rally has carried on for close to five years,

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO (CONTINUED)

the magnitude of small cap outperformance over this period has been the smallest on record. Accordingly, we would not be surprised to see this rally carry on for longer than the typical five- to seven-year period that has characterized prior small cap outperformance cycles. Finally, although Fed interest rate hikes tend to hurt small cap relative performance in the first several months after the initial hike, smaller companies tend to bounce back over the balance of the first year and, although past performance is no guarantee of future results, historically have tended to finish ahead of their large cap peers for the full 12 months.

In sum, we remain cautiously bullish on small cap prospects for the foreseeable future. Although this is an asset class with substantial short-term volatility, we think patient investors should realize attractive returns in good-quality small caps over the course of a market cycle.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                               SMALL CAP GROWTH PORTFOLIO
                                                 (COMMENCED OPERATIONS
                                                    JANUARY 3, 1997)           RUSSELL 3000 INDEX       RUSSELL 2000 GROWTH INDEX
                                               --------------------------      ------------------       -------------------------
1/3/97                                                 10000.00                     10000.00                    10000.00
6/97                                                   10080.00                     11776.00                    10523.00
                                                        9691.92                     13169.10                    11295.40
6/98                                                   11069.10                     15145.80                    11912.10
                                                       10546.70                     16312.00                    11435.60
6/99                                                   12823.70                     18165.10                    12901.70
                                                       21615.60                     21959.70                    16364.50
6/00                                                   26319.20                     22168.30                    16565.80
                                                       17968.10                     20312.90                    12694.40
6/01                                                   13174.20                     19069.70                    12713.40
                                                       10870.10                     17984.60                    11534.90
6/02                                                    8955.84                     15786.90                     9533.56
                                                        7704.71                     14113.50                     8043.47
6/03                                                    8925.13                     15905.90                     9598.27
                                                       11198.40                     18482.70                    11947.00
6/04                                                   11182.70                     19144.40                    12624.40

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. Companies as determined by total market capitalization.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price to book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity markets.

We are now using the Russell 2000 Growth Index as this Portfolio's benchmark because we believe the Portfolio's investments more closely resemble the securities represented in the Index than those in the former benchmark, the Russell 3000 Index.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Cognizant Technology Solutions
     Corp.                                  2.7
 2.  Pediatrix Medical Group Inc.           2.7
 3.  VCA Antech Inc.                        2.4
 4.  UCBH Holdings Inc.                     2.3
 5.  Quicksilver Resources Inc.             2.3
 6.  Chico's FAS Inc.                       2.3
 7.  Inamed Corp.                           2.1
 8.  Investors Financial Services
     Corp.                                  2.0
 9.  Cognex Corp.                           1.9
10.  Patina Oil & Gas Corp.                 1.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Medical & Related                     14.6
 2.  Computer & Related                    13.6
 3.  Biotechnology & Drugs                  8.6
 4.  Electronics/Semiconductors             8.3
 5.  Retail                                 7.6

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.3%)
     6,200   *American Axle & Mfg. Holdings
              Inc. .............................  $   225,432
                                                  -----------
             BANKING (3.5%)
     5,200   *BankUnited Financial Corp. .......      134,160
     2,600   Harbor Florida Bancshares Inc. ....       71,526
    10,200   UCBH Holdings Inc. ................      403,104
                                                  -----------
                                                      608,790
                                                  -----------
             BIOTECHNOLOGY & DRUGS (7.8%)
     2,500   *Affymetrix Inc. ..................       81,825
     3,500   *Amylin Pharmaceuticals Inc. ......       79,800
     3,600   *Corgentech Inc. ..................       58,032
    10,500   *First Horizon Pharmaceutical
              Corp. ............................      198,450
    11,800   *Incyte Corp. .....................       90,152
     4,500   *Inveresk Research Group Inc. .....      138,780
     9,300   *ISIS Pharmaceuticals Inc. ........       53,382
     4,600   *Medicines Co. ....................      140,346
     3,400   *Neurocrine Biosciences Inc. ......      176,290
     4,600   *NPS Pharmaceuticals Inc. .........       96,600
     7,300   *Penwest Pharmaceuticals Co. ......       93,513
     5,700   *Telik Inc. .......................      136,059
                                                  -----------
                                                    1,343,229
                                                  -----------
             BROADCAST RADIO & TV (1.4%)
     9,900   *Cumulus Media Inc. CL A...........      166,419
     2,600   *Salem Communications Corp. .......       70,538
                                                  -----------
                                                      236,957
                                                  -----------
             BUILDING & CONSTRUCTION (4.1%)
     9,300   *Dycom Industries Inc. ............      260,400
     3,500   *EMCOR Group Inc. .................      153,930
     4,400   *Hovnanian Enterprises Inc. CL A...      152,724
       300   *NVR Inc. .........................      145,260
                                                  -----------
                                                      712,314
                                                  -----------
             BUSINESS SERVICES (3.3%)
     8,550   Fair Isaac Corp. ..................      285,399
     4,300   *Korn/Ferry International Inc. ....       83,291
     5,400   *Labor Ready Inc. .................       83,700
     7,500   *Tetra Tech Inc. ..................      122,400
                                                  -----------
                                                      574,790
                                                  -----------
             CAPITAL GOODS (1.7%)
     5,000   *Engineered Support Systems
              Inc. .............................      292,550
                                                  -----------
             COMPUTER & RELATED (13.3%)
     4,500   *Advanced Digital Information
              Corp. ............................       43,650
     3,600   *Avocent Corp. ....................      132,264
     1,300   *Blackboard Inc. ..................       26,065
     7,400   *CACI International Inc. CL A......      299,256
    18,400   *Cognizant Technology Solutions
              Corp. ............................      467,544
     8,700   *Digital River Inc. ...............      283,881
    12,200   *Dot Hill Systems Corp. ...........      136,762
     3,100   *Factset Research Systems Inc. ....      146,537
     9,600   *Magma Design Automation Inc. .....      184,608
     7,100   *Radisys Corp. ....................      131,847
     9,900   *RSA Security Inc. ................      202,653

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             COMPUTER & RELATED (CONTINUED)
     9,700   *Secure Computing Corp. ...........  $   113,005
     5,800   *THQ Inc. .........................      132,820
                                                  -----------
                                                    2,300,892
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (8.3%)
       900   *Atheros Communications Inc. ......        9,486
     5,100   *Artisan Components Inc. ..........      131,580
     6,200   *August Technology Corp. ..........       77,748
     9,650   *Benchmark Electronics Inc. .......      280,815
     3,800   *Cree Inc. ........................       88,464
     8,400   *Exar Corp. .......................      123,144
    15,900   *Microsemi Corp. ..................      225,939
     6,500   *Power Integrations Inc. ..........      161,850
     5,200   *Rudolph Technologies Inc. ........       94,588
     3,500   *Standard Microsystems Corp. ......       81,620
    13,500   *TTM Technologies Inc. ............      159,975
                                                  -----------
                                                    1,435,209
                                                  -----------
             FINANCIAL SERVICES (2.0%)
     8,000   Investors Financial Services
              Corp. ............................      348,640
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (1.9%)
     5,300   *Constellation Brands Inc. CL A....      196,789
     4,600   *Performance Food Group Co. .......      122,084
                                                  -----------
                                                      318,873
                                                  -----------
             HOTEL & MOTELS (0.4%)
     7,100   *Highland Hospitality Corp. .......       71,355
                                                  -----------
             INSURANCE (1.1%)
     2,400   Hilb Rogal & Hobbs Co. ............       85,632
     2,800   RLI Corp. .........................      102,200
                                                  -----------
                                                      187,832
                                                  -----------
             MACHINERY (0.7%)
     8,100   JLG Industries Inc. ...............      112,509
                                                  -----------
             MEDICAL & RELATED (14.6%)
     4,650   *Advanced Neuromodulation Systems
              Inc. .............................      152,520
     9,200   *Arthrocare Corp. .................      267,536
     5,650   *Inamed Corp. .....................      355,102
     1,000   *Kinetic Concepts Inc. ............       49,900
        33   *Merit Medical Systems Inc. .......          526
    10,350   *Odyssey Healthcare Inc. ..........      194,787
     4,000   *Patterson Cos. Inc. ..............      305,960
     6,600   *Pediatrix Medical Group Inc. .....      461,010
     1,600   *Resmed Inc. ......................       81,536
     1,000   *Select Medical Corp. .............       13,420
     5,700   *United Surgical Partners..........      224,979
     9,300   *VCA Antech Inc. ..................      416,826
                                                  -----------
                                                    2,524,102
                                                  -----------
             METALS & MINING (1.5%)
     9,200   *Steel Dynamics Inc. ..............      263,396
                                                  -----------
             OIL, ENERGY & NATURAL GAS (6.5%)
    10,600   Patina Oil & Gas Corp. ............      316,622
     4,300   Patterson-UTI Energy Inc. .........      143,663

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (CONTINUED)
     6,000   *Quicksilver Resources Inc. .......  $   402,420
     9,400   *Tetra Technologies Inc. ..........      252,390
                                                  -----------
                                                    1,115,095
                                                  -----------
             REAL ESTATE & LEASING (3.3%)
     7,500   American Financial Realty Trust....      107,175
     2,500   *Government Properties Trust
              Inc. .............................       26,125
     4,300   Mills Corp. .......................      200,810
     9,800   *Ventas Inc. ......................      228,830
                                                  -----------
                                                      562,940
                                                  -----------
             RESTAURANTS (3.4%)
    13,700   CKE Restaurants Inc. ..............      182,621
     4,400   *Panera Bread Co. CL A.............      157,872
     8,600   Ruby Tuesday Inc. .................      236,070
                                                  -----------
                                                      576,563
                                                  -----------
             RETAIL (7.6%)
    10,850   *Aeropostale Inc. .................      291,973
       800   *Cabela's Inc. ....................       21,560
     8,900   *Chico's FAS Inc. .................      401,924
     5,700   *Electronics Boutique Holdings
              Corp. ............................      150,138
     4,500   *Guitar Center Inc. ...............      200,115
     7,800   *Petco Animal Supplies Inc. .......      251,238
                                                  -----------
                                                    1,316,948
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (4.0%)
     8,300   *Cognex Corp. .....................      319,384
     3,400   *ESCO Technologies Inc. ...........      181,424
     3,300   Fisher Scientific International
              Inc. .............................      190,575
                                                  -----------
                                                      691,383
                                                  -----------
             TELECOMMUNICATIONS & RELATED (1.2%)
     5,800   *C-COR.net Corp. ..................       59,682
     9,700   *Foundry Networks Inc. ............      136,479
     1,100   *SiRF Technology Holdings Inc. ....       14,377
                                                  -----------
                                                      210,538
                                                  -----------
             TRANSPORTATION (1.5%)
     3,400   *Landstar System Inc. .............      179,758
     6,900   *Pinnacle Airlines Corp. ..........       77,970
                                                  -----------
                                                      257,728
                                                  -----------
             TOTAL U.S. COMMON STOCKS (94.4%)...  $16,288,065
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (1.4%)
             FOOD, BEVERAGE & TOBACCO (1.4%)
     7,200   *Cott Corp. .......................  $   233,280
                                                  -----------
             ISRAEL (1.1%)
             BIOTECHNOLOGY & DRUGS (0.8%)
     3,300   *Taro Pharmaceutical Inds. Ltd.
              ADR...............................      143,550
                                                  -----------
             COMPUTER & RELATED (0.3%)
     7,700   *Verisity Ltd. ....................       46,200
                                                  -----------
             TOTAL ISRAEL.......................      189,750
                                                  -----------
             UNITED KINGDOM (0.9%)
             TRANSPORTATION (0.9%)
     2,900   *UTI Worldwide Inc. ...............      152,801
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (3.4%)............................  $   575,831
                                                  -----------
             TOTAL COMMON STOCKS (97.8%)........  $16,863,896
                                                  -----------

                                                      FAIR
  SHARES             UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
     1,800   *iShares Trust -- Russell 2000 Index
              Fund................................  $ 212,382
                                                    ---------
             TOTAL UNIT INVESTMENT TRUST (1.2%)...  $ 212,382
                                                    ---------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.9%)
$  338,000   US Bank Repurchase price $338,023
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $353,588
              Due: 11/01/18
              Interest: 4.500%..................  $   338,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (1.9%)............................  $   338,000
                                                  -----------
             TOTAL HOLDINGS (100.9%) (COST
              $13,507,898) (A)..................  $17,414,278
             NET OTHER ASSETS (LIABILITIES)
              (-0.9%)...........................     (162,868)
                                                  -----------
             NET ASSETS (100.0%)................  $17,251,410
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $273,882 .

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $13,507,898)......................  $ 17,414,278
  Cash......................................           651
  Receivable for securities sold............       116,575
  Dividends & accrued interest receivable...         2,756
  Prepaid expenses..........................           118
                                              ------------
    Total assets............................    17,534,378
                                              ------------
Liabilities:
  Payable for securities purchased..........       147,807
  Payable for fund shares redeemed..........        98,919
  Payable for investment management services
    (note 3)................................        13,156
  Accrued custody expense...................         1,998
  Accrued professional fees.................         9,237
  Accrued accounting fees...................         3,368
  Accrued printing and proxy fees...........         2,516
  Other accrued expenses....................         5,967
                                              ------------
    Total liabilities.......................       282,968
                                              ------------
Net assets..................................  $ 17,251,410
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  2,353,767
  Paid-in capital in excess of par value....    33,563,456
  Accumulated net realized loss on
    investments.............................   (22,503,344)
  Net unrealized appreciation on
    investments.............................     3,906,380
  Accumulated net investment loss...........       (68,849)
                                              ------------
Net assets..................................  $ 17,251,410
                                              ============
Shares outstanding..........................     2,353,767
Net asset value per share...................  $       7.33
                                              ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest....................................  $   1,488
  Dividends...................................     29,679
  Other Income................................        973
                                                ---------
    Total investment income...................     32,140
                                                ---------
Expenses:
  Management fees (note 3)....................     84,060
  Custodian fees..............................      2,476
  Directors' fees.............................        201
  Professional fees...........................      5,540
  Accounting fees.............................      7,571
  Printing and proxy fees.....................        990
  Other.......................................        151
                                                ---------
    Total expenses............................    100,989
                                                ---------
    Net investment loss.......................    (68,849)
                                                ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments............    342,748
  Change in unrealized
    appreciation/depreciation on
    investments...............................   (350,746)
                                                ---------
    Net loss on investments...................     (7,998)
                                                ---------
    Net decrease in net assets from
      operations..............................  $ (76,847)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (68,849)       $  (104,341)
  Realized gain on investments..............................        342,748            954,123
  Change in unrealized appreciation/depreciation on
    investments.............................................       (350,746)         4,602,708
                                                                -----------        -----------
    Net increase (decrease) in net assets from operations...        (76,847)         5,452,490
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      1,239,092          3,023,885
  Paid for shares redeemed..................................     (2,049,472)        (2,817,026)
                                                                -----------        -----------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................       (810,380)           206,859
                                                                -----------        -----------
      Increase (decrease) in net assets.....................       (887,227)         5,659,349
Net Assets:
  Beginning of period.......................................     18,138,637         12,479,288
                                                                -----------        -----------
  End of period (a).........................................    $17,251,410        $18,138,637
                                                                ===========        ===========
(a) Includes accumulated net investment loss of.............    $   (68,849)       $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ------------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $ 7.34          $ 5.05     $  7.12     $ 11.90     $ 16.98
Income (loss) from investment operations:
  Net investment loss.......................................        (0.01)          (0.04)      (0.05)      (0.08)      (0.14)
  Net realized & unrealized gain (loss) on investments......         0.00            2.33       (2.02)      (4.63)      (2.51)
                                                                   ------          ------     -------     -------     -------
    Total income (loss) from investment operations..........        (0.01)           2.29       (2.07)      (4.71)      (2.65)
                                                                   ------          ------     -------     -------     -------
Less distributions:
  Distributions from net realized capital gains.............         0.00            0.00        0.00       (0.04)      (2.43)
  Return of capital.........................................         0.00            0.00        0.00       (0.03)       0.00
                                                                   ------          ------     -------     -------     -------
    Total distributions.....................................         0.00            0.00        0.00       (0.07)      (2.43)
                                                                   ------          ------     -------     -------     -------
Net asset value, end of period..............................       $ 7.33          $ 7.34     $  5.05     $  7.12     $ 11.90
                                                                   ======          ======     =======     =======     =======
Total return................................................        (0.14)%(b)      45.35%     (29.07)%    (39.50)%    (16.87)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 17.3          $ 18.1     $  12.5     $  18.9     $  36.4
Ratios to average net assets:
  Expenses..................................................         1.14%(a)        1.19%       1.21%       1.18%       1.09%
  Net investment loss.......................................        (0.78)%(a)      (0.72)%     (0.80)%     (0.88)%     (0.75)%
Portfolio turnover rate.....................................           46%             40%        285%        208%        146%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 OBJECTIVE

The Mid Cap Opportunity Portfolio seeks long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    29.36%
Five-year                                    4.09%
Since inception (1/3/97)                    10.89%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Mid Cap Opportunity Portfolio returned 5.24% versus 5.67% for the current benchmark, the Russell MidCap Growth Index.

Technology continued to be a source of volatility for mid-cap growth investors. While Technology was a source of many good investment ideas, and a source of positive returns for the Portfolio in 2003, Technology was a net detractor of returns during the first two quarters of 2004. Expecting a tougher technology climate, we lightened up on our weighting in Spring 2004. By the end of June, our 13% Technology weighting was less than the benchmark's, which was greater than 20%. We concentrated on technology companies, that with reasonable revenue growth, we believed were positioned to significantly improve operating margins. Marvell Technology Group Ltd. and Broadcom Corp. CL A performed well. Marvell benefited from a strong storage market as well as new products for the power management market. We believe we have established a research edge on this company, due to extensive analysis and owning it in various Portfolios over the past several years. Broadcom primarily benefited from a strong set top box market and new product offerings within the digital television market. In addition to their strong end markets, both companies showed strong operating leverage and high incremental margins. Broadcom, for example, was able to grow revenues 20% during the first quarter of 2004, while increasing expenses only 3%. This type of leverage led to above average earnings growth for both companies.

Skyworks Solutions Inc., a new investment in the Portfolio in 2004, declined over the quarter, detracting from returns despite positive developments within the company. Skyworks Solutions, focused on wireless semiconductors, exceeded its quarterly earnings estimate, raised estimates for the rest of the year, and announced several additional design contracts from its biggest customer, Motorola Inc. We believe the stock declined in sympathy with negative news among other players in the wireless semiconductor market, such as RF Micro Devices Inc. Skyworks remains an investment in the Portfolio, and we believe strong company Portfolio fundamentals will be recognized by investors.

While Technology generally hurt returns, Health Care, at just under 20% of the Portfolio, was a source of positive returns relative to the benchmark. Several biotechnology positions, including OSI Pharmaceuticals Inc. and Biogen Idec Inc., performed well in the quarter. OSI Pharmaceuticals' Phase III trial for Tarceva showed positive results in treating non-small cell lung cancer. We believe the Food and Drug Administration will approve Tarceva by the fourth quarter of this year, allowing OSI Pharmaceuticals to begin selling into the $1 billion lung cancer market which should lead to upside for its stock. Biogen Idec announced positive interim results for its new multiple sclerosis drug Antegren. We expect Antegren to launch in late 2004 or early 2005, which we believe will lead to continued strong earnings growth and stock price performance for Biogen Idec.

The Consumer Discretionary sector represents the largest part of the Portfolio, ending the 2nd quarter with a weighting of more than 26%. The sector generated marginally positive performance for the Portfolio during the quarter. We enjoyed winners in the gaming industry, including Station Casinos, Inc. and MGM Mirage Inc. Station Casinos benefited from the expansion of Native American casino projects as states continue to struggle to find ways to increase tax revenues. Additionally, their properties in Las Vegas are performing very strongly. MGM Mirage continues to gain momentum in front of its merger with Mandalay Resort Group. We believe the merger will result in a company with some of the most attractive properties in Las Vegas.

Stocks in the Consumer Discretionary sector that detracted from the Portfolio's performance included restaurants stocks, Cheesecake Factory Inc. and Outback Steakhouses,

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO (CONTINUED)

Inc. Their gross margins were pinched by higher food costs that led to lower earnings expectations.

The market was in a seesaw pattern the first half of the year. We think much of the negative news is factored into the market's performance. We believe that rising rates are now priced into the market, which merely confirms the strength in the economy. While oil, at $40 per barrel, may slow the economy some, we do not believe it is restrictive enough to end economic expansion as inflation adjusted prices of gasoline and oil are still far below the record levels of 1981. We remain overweighted in Energy stocks at the mid-year mark. We believe the positive backdrop of a 3-4% Gross Domestic Product growth rate, combined with accelerating corporate earnings and reasonable valuations, should lead to positive returns for the balance of the year. We continue to focus on careful stock selection in growth sectors like Health Care and the broad consumer sector.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                               MID CAP OPPORTUNITY (FORMERLY
                                                                 GROWTH & INCOME) PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                   RUSSELL MIDCAP GROWTH INDEX
                                                              --------------------------------     ---------------------------
1/3/97                                                                    10000.00                           10000.00
6/97                                                                      11334.00                           11054.00
                                                                          13657.50                           12253.40
6/98                                                                      14452.30                           13707.80
                                                                          14625.80                           14442.60
6/99                                                                      17752.80                           16492.00
                                                                          23730.10                           21851.90
6/00                                                                      23891.50                           24504.70
                                                                          21762.70                           19285.20
6/01                                                                      21401.50                           16783.90
                                                                          18940.30                           15397.50
6/02                                                                      15654.20                           12351.90
                                                                          14087.20                           11142.70
6/03                                                                      16769.40                           13202.90
                                                                          20614.60                           15827.70
6/04                                                                      21694.80                           16725.10

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio Management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Russell MidCap Growth Index represents mid-capitalization stocks that have an above average growth rate.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Netflix Inc.                            1.9
 2.  Career Education Corp.                  1.4
 3.  CYTYC Corp.                             1.4
 4.  CNET Networks Inc.                      1.4
 5.  Reliant Energy Inc.                     1.3
 6.  Lam Research Corp.                      1.3
 7.  Nextel Partners Inc. CL A               1.3
 8.  Gilead Sciences Inc.                    1.3
 9.  Station Casinos Inc.                    1.3
10.  Electronic Arts Inc.                    1.3

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Biotechnology & Drugs                 12.0
 2.  Electronic/Semiconductors             11.0
 3.  Telecommunications & Related           9.1
 4.  Retail                                 8.3
 5.  Computer & Related                     7.9

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ADVERTISING (2.2%)
    23,250   *Lamar Advertising Co. ............  $ 1,007,887
    39,240   *Monster Worldwide Inc. ...........    1,009,252
                                                  -----------
                                                    2,017,139
                                                  -----------
             BANKING (3.0%)
    26,900   Doral Financial Corp. .............      928,050
    67,350   Providian Financial Corp. .........      988,025
    35,800   Sovereign Bancorp Inc. ............      791,180
                                                  -----------
                                                    2,707,255
                                                  -----------
             BIOTECHNOLOGY & DRUGS (10.3%)
     9,550   Allergan Inc. .....................      854,916
    15,770   *Biogen Idec Inc. .................      997,453
    12,800   *Celgene Corp. ....................      732,928
    12,400   *Cephalon Inc. ....................      669,600
    25,800   *Edwards Lifesciences Corp. .......      899,130
    17,280   *Gilead Sciences Inc. .............    1,157,760
    41,350   IvaxCorp. .........................      991,986
    21,700   Medicis Pharmaceutical Corp. CL
              A.................................      866,915
    14,100   *OSI Pharmaceuticals Inc. .........      993,204
    55,100   *Valeant Pharmaceuticals Int'l.....    1,102,000
                                                  -----------
                                                    9,265,892
                                                  -----------
             BROADCAST RADIO & TV (1.1%)
    37,080   *XM Satellite Radio Holdings Inc.
              CL A..............................    1,011,913
                                                  -----------
             BUILDING & CONSTRUCTION (1.0%)
    19,500   *Vulcan Materials Co. .............      927,225
                                                  -----------
             BUSINESS SERVICES (3.5%)
    16,250   *Ask Jeeves Inc. ..................      634,238
    14,250   *Corporate Executive Board Co. ....      823,508
    22,600   *Global Payments Inc. .............    1,017,452
    24,150   Robert Half International Inc. ....      718,946
                                                  -----------
                                                    3,194,144
                                                  -----------
             CAPITAL GOODS (0.9%)
    13,800   Hughes Supply Inc. ................      813,234
                                                  -----------
             CASINOS & GAMING (1.3%)
    23,750   *Station Casinos Inc. .............    1,149,500
                                                  -----------
             CHEMICALS (0.9%)
    53,550   RPM International, Inc. ...........      813,960
                                                  -----------
             COMPUTER & RELATED (7.9%)
    21,095   Adobe Systems Inc. ................      980,917
    22,650   *Alliance Data Systems Corp. ......      956,963
   111,400   *CNET Networks Inc. ...............    1,233,198
   106,000   *Compuware Corp. ..................      699,600
    20,650   *Electronic Arts Inc. .............    1,126,458
    27,700   *Macromedia Inc. ..................      680,035
    31,250   *SanDisk Corp. ....................      677,813
    36,600   *VeriSign Inc. ....................      728,340
                                                  -----------
                                                    7,083,324
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             CONSUMER PRODUCTS (1.9%)
     8,000   Harman International Inds. Inc. ...  $   728,000
    28,700   *Polo Ralph Lauren Corp. ..........      988,715
                                                  -----------
                                                    1,716,715
                                                  -----------
             EDUCATION (2.6%)
    28,455   *Career Education Corp. ...........    1,296,409
    11,500   *University of Phoenix Online......    1,007,285
                                                  -----------
                                                    2,303,694
                                                  -----------
             ELECTRONIC /SEMICONDUCTORS (9.9%)
    38,060   *Agilent Technologies Inc. ........    1,114,396
    43,450   *Altera Corp. .....................      965,459
    28,500   *Amphenol Corp. CL A...............      949,620
    17,600   *Broadcom Corp. CL A...............      823,152
    44,290   *Lam Research Corp. ...............    1,186,972
    25,100   Microchip Technology Inc. .........      791,654
   109,760   *Skyworks Solutions Inc. ..........      958,205
    28,800   Tektronix Inc. ....................      979,776
    49,350   *Teradyne Inc. ....................    1,120,245
                                                  -----------
                                                    8,889,479
                                                  -----------
             ENTERTAINMENT & LEISURE (1.9%)
    47,040   *Netflix Inc. .....................    1,691,088
                                                  -----------
             FINANCIAL SERVICES (3.3%)
    50,650   *AmeriCredit Corp. ................      989,195
    43,850   *CapitalSource Inc. ...............    1,072,132
    44,650   Friedman, Billings, Ramsey Group,
              Inc. .............................      883,624
                                                  -----------
                                                    2,944,951
                                                  -----------
             HOTELS & MOTELS (0.9%)
    17,900   *MGM Mirage Inc. ..................      840,226
                                                  -----------
             INSURANCE (4.1%)
    41,150   *Assurant Inc. ....................    1,085,537
    13,960   CIGNA Corp. .......................      960,587
    42,000   *Genworth Financial Inc. CL A......      963,900
    15,550   Unitrin Inc. ......................      662,430
                                                  -----------
                                                    3,672,454
                                                  -----------
             MEDICAL & RELATED (5.4%)
    17,950   Biomet Inc. .......................      797,698
    24,075   *DaVita Inc. ......................      742,232
   117,560   *Healthsouth Corp. ................      705,360
    19,800   *Kinetic Concepts Inc. ............      988,020
     8,350   Quest Diagnostics Inc. ............      709,333
     9,900   *Zimmer Holdings Inc. .............      873,180
                                                  -----------
                                                    4,815,823
                                                  -----------
             METALS & MINING (2.6%)
    17,650   Alcan Inc. ........................      730,710
     9,750   Nucor Corp. .......................      748,410
    15,400   Peabody Energy Corp. ..............      862,246
                                                  -----------
                                                    2,341,366
                                                  -----------
             OIL, ENERGY & NATURAL GAS (3.7%)
    45,450   *Grant Prideco Inc. ...............      839,007
    10,800   Murphy Oil Corp. ..................      795,960

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (CONTINUED)
    16,800   *Newfield Exploration Co. .........  $   936,432
    14,200   *Smith International Inc. .........      791,792
                                                  -----------
                                                    3,363,191
                                                  -----------
             RENTAL & LEASING (1.0%)
    22,050   Ryder System Inc. .................      883,544
                                                  -----------
             RESTAURANTS (1.0%)
    20,100   *Starbucks Corp. ..................      873,948
                                                  -----------
             RETAIL (8.3%)
    17,180   Best Buy Co. Inc. .................      871,713
    27,400   *Caremark Rx Inc. .................      902,556
    10,250   *Express Scripts Inc. .............      812,108
    33,350   Limited Brands Inc. ...............      623,645
    14,300   *Michaels Stores Inc. .............      786,500
    40,280   *Pacific Sunwear of California
              Inc. .............................      788,279
    26,250   PETsMart Inc. .....................      851,812
    29,750   Staples Inc. ......................      871,973
    15,000   *Urban Outfitters Inc. ............      913,650
                                                  -----------
                                                    7,422,236
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (1.4%)
    50,700   *CYTYC Corp. ......................    1,286,259
                                                  -----------
             TELECOMMUNICATIONS & RELATED (9.1%)
    60,050   *American Tower Corp. CL A.........      912,760
    38,400   *Andrew Corp. .....................      768,384
    49,750   *Avaya Inc. .......................      785,552
    50,000   *Comverse Technology Inc. .........      997,000
    57,050   *Crown Castle Int'l Corp. .........      841,488
    13,600   L-3 Communications Holdings
              Inc. .............................      908,480
    74,320   *Nextel Partners Inc. CL A.........    1,183,173
    36,000   *Polycom Inc. .....................      806,760
   114,020   *Tellabs Inc. .....................      996,535
                                                  -----------
                                                    8,200,132
                                                  -----------
             TRANSPORTATION (1.0%)
    39,700   *Sirva Inc. .......................      913,100
                                                  -----------
             UTILITIES (3.2%)
    17,430   Questar Corp. .....................      673,495
   111,790   *Reliant Energy Inc. ..............    1,210,686
    84,770   Williams Cos. Inc. ................    1,008,763
                                                  -----------
                                                    2,892,944
                                                  -----------
             WASTE MANAGEMENT SERVICES (1.1%)
    72,700   *Allied Waste Industries Inc. .....  $   958,186
                                                  -----------
             TOTAL U.S. COMMON STOCKS (94.5%)...  $84,992,922
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.1%)
             ELECTRONIC /SEMICONDUCTORS (1.1%)
    36,260   *Marvell Technology Group Ltd. ....  $   968,142
                                                  -----------
             CANADA (0.8%)
             METALS & MINING (0.8%)
    44,040   Noranda Inc. ......................      753,517
                                                  -----------
             ISRAEL (1.0%)
             BIOTECHNOLOGY & DRUGS (1.0%)
    12,700   Teva Pharmaceutical Inds. Ltd.
              ADR...............................      854,583
                                                  -----------
             MEXICO (0.1%)
             REAL ESTATE & LEASING (0.1%)
     5,050   *Desarrolladora Homex SA de CV
              ADR...............................       87,416
                                                  -----------
             UNITED KINGDOM (0.7%)
             BIOTECHNOLOGY & DRUGS (0.7%)
    24,980   *Shire Pharmaceuticals Group PLC
              ADR...............................      667,965
                                                  -----------
             TOTAL FOREIGN STOCKS (3.7%)........  $ 3,331,623
                                                  -----------
             TOTAL COMMON STOCKS (98.2%)........  $88,324,545
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.6%)
$1,423,000   US Bank 0.800% 07/01/04
              Repurchase price $1,423,097
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491 Fair
              Value: $1,498,543 Due: 11/01/18
              Interest: 4.500%..................  $ 1,423,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (1.6%)............................  $ 1,423,000
                                                  -----------
             TOTAL HOLDINGS (99.8%) (COST
              $76,420,319) (A)..................  $89,747,545
             NET OTHER ASSETS (LIABILITIES)
              (0.2%)............................      154,755
                                                  -----------
             NET ASSETS (100.0%)................  $89,902,300
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $7,041,921.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $76,420,319)......................  $ 89,747,545
  Cash......................................            63
  Receivable for securities sold............       995,282
  Receivable for fund shares sold...........            84
  Dividends & accrued interest receivable...        25,201
  Prepaid expenses..........................           586
                                              ------------
    Total assets............................    90,768,761
                                              ------------
Liabilities:
  Payable for securities purchased..........       631,765
  Payable for fund shares redeemed..........       137,258
  Payable for investment management services
    (note 3)................................        61,139
  Accrued custody expense...................         1,508
  Accrued professional fees.................        10,486
  Accrued accounting fees...................        11,985
  Accrued printing and proxy fees...........         9,490
  Other accrued expenses....................         2,830
                                              ------------
    Total liabilities.......................       866,461
                                              ------------
Net assets..................................  $ 89,902,300
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  6,129,197
  Paid-in capital in excess of par value....    92,873,745
  Accumulated net realized loss on
    investments.............................   (22,293,703)
  Net unrealized appreciation on
    investments.............................    13,327,226
  Accumulated net investment loss...........      (134,165)
                                              ------------
Net assets..................................  $ 89,902,300
                                              ============
Shares outstanding..........................     6,129,197
Net asset value per share...................  $      14.67
                                              ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $    32,417
  Dividends (net of withholding tax of
    $2,615)..................................      262,777
  Other income...............................        7,746
                                               -----------
    Total investment income..................      302,940
                                               -----------
Expenses:
  Management fees (note 3)...................      379,425
  Custodian fees.............................        6,735
  Directors' fees............................        2,886
  Professional fees..........................        8,158
  Accounting fees............................       31,280
  Printing and proxy fees....................        7,813
  Other......................................          808
                                               -----------
    Total expenses...........................      437,105
                                               -----------
    Net investment loss......................     (134,165)
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments...........    7,440,327
  Change in unrealized
    appreciation/depreciation on
    investments..............................   (2,781,730)
                                               -----------
    Net gain on investments..................    4,658,597
                                               -----------
    Net increase in net assets from
      operations.............................  $ 4,524,432
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $  (134,165)       $   (147,012)
  Realized gain on investments..............................      7,440,327          14,114,392
  Change in unrealized appreciation/depreciation on
    investments.............................................     (2,781,730)         14,573,518
                                                                -----------        ------------
    Net increase in net assets from operations..............      4,524,432          28,540,898
                                                                -----------        ------------
Return of capital...........................................              0             (28,320)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................      2,681,267           6,159,768
  Received from dividends reinvested........................              0              28,320
  Paid for shares redeemed..................................     (6,682,805)        (10,848,402)
                                                                -----------        ------------
    Decrease in net assets derived from capital share
     transactions...........................................     (4,001,538)         (4,660,314)
                                                                -----------        ------------
      Increase in net assets................................        522,894          23,852,264
Net Assets:
  Beginning of period.......................................     89,379,406          65,527,142
                                                                -----------        ------------
  End of period.............................................    $89,902,300(b)     $ 89,379,406(a)
                                                                ===========        ============
(a) Includes distributions in excess of net investment
  income of.................................................    $        --        $    (14,379)
                                                                ===========        ============
(b) Includes accumulated net investment loss of.............    $  (134,165)       $         --
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       -----------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     ------
Per share operating performance (For a share of
  capital stock outstanding throughout the period):
Net asset value, beginning of period........................       $13.94          $ 9.53     $ 12.81     $ 14.92     $18.78
Income (loss) from investment operations:
  Net investment income (loss)..............................        (0.02)          (0.02)       0.01        0.18(c)    0.00
  Net realized & unrealized gain (loss) on investments......         0.75            4.43       (3.29)      (2.11)(c)  (1.49)
                                                                   ------          ------     -------     -------     ------
    Total income (loss) from investment operations..........         0.73            4.41       (3.28)      (1.93)     (1.49)
                                                                   ------          ------     -------     -------     ------
Less distributions:
  Dividends from net investment income......................         0.00            0.00        0.00       (0.17)      0.00
  Distributions from net realized capital gains.............         0.00            0.00        0.00       (0.01)     (2.34)
  Return of capital.........................................         0.00            0.00(d)     0.00        0.00      (0.03)
                                                                   ------          ------     -------     -------     ------
    Total distributions.....................................         0.00            0.00        0.00       (0.18)     (2.37)
                                                                   ------          ------     -------     -------     ------
Net asset value, end of period..............................       $14.67          $13.94     $  9.53     $ 12.81     $14.92
                                                                   ======          ======     =======     =======     ======
Total return................................................         5.24%(b)       46.34%     (25.60)%    (12.84)%    (8.29)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 89.9          $ 89.4     $  65.5     $ 102.1     $117.4
Ratios to average net assets:
  Expenses..................................................         0.98%(a)        1.01%       1.02%       1.00%      0.98%
  Net investment income (loss)..............................        (0.30)%(a)      (0.20)%      0.07%       1.20%(c)   0.00%
Portfolio turnover rate.....................................          100%            261%        385%        407%       537%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as required by the November 2000 revision of the AICPA Audit and Accounting Guide for Investment Companies, these amounts would have been:

         Net investment income.......................................  $ 0.13
         Net realized and unrealized gain (loss) on investments......  $(2.06)
         Net investment income ratio.................................    0.08%

(d) Amount is less than $0.005 per share.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 OBJECTIVE

The S&P 500 Index Portfolio seeks total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and money market instruments.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    18.41%
Five-year                                   -2.22%
Since inception (1/3/97)                     7.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six month period ended June 30, 2004, the Ohio National S&P 500 Index returned 3.21% versus 3.44% for the current benchmark, the S&P 500 Index.

The Portfolio's correlation to the Index was 99.58% for the period. At quarter end, the Portfolio held all 500 stocks in the Index as well as S&P 500 Index futures contracts and S&P 500 Depository Receipts ("Spiders"). Futures contracts and "Spiders" accounted for 7.43% of the Portfolio's net assets on 6/30/04.

For the six month period ended 6/30/04, the energy sector was the best performing returning 13.1% and the information technology sector was the worst returning 0.5%.

A number of factors will weigh on the market for the rest of 2004. On the positive side: the majority of earnings coming in are "as expected" or better than expected, the economy is continuing to expand, and jobless numbers are improving.

Contrast this with rising oil prices, geopolitical issues, and monetary tightening from the Fed.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                            S&P 500 INDEX PORTFOLIO (COMMENCED
                                                               OPERATIONS JANUARY 3, 1997)                S&P 500 INDEX
                                                            ----------------------------------            -------------
1/3/97                                                                   10000.00                            10000.00
6/97                                                                     12058.00                            12060.00
                                                                         13174.60                            13335.90
6/98                                                                     15524.90                            15697.70
                                                                         17127.10                            17146.60
6/99                                                                     19247.40                            19269.40
                                                                         21516.70                            20755.10
6/00                                                                     21628.60                            20665.80
                                                                         19441.90                            18863.80
6/01                                                                     17976.00                            17599.90
                                                                         16848.90                            16623.10
6/02                                                                     14522.10                            14437.20
                                                                         13036.50                            12951.60
6/03                                                                     14526.50                            14474.70
                                                                         16664.80                            16666.20
6/04                                                                     17199.80                            17237.80

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  S&P 500 Depositary Receipt             3.7
 2.  General Electric Co.                   3.0
 3.  Microsoft Corp.                        2.7
 4.  Exxon Mobil Corp.                      2.5
 5.  Pfizer Inc.                            2.3
 6.  Citigroup Inc.                         2.1
 7.  Wal-Mart Stores Inc.                   2.0
 8.  American International Group
     Inc.                                   1.6
 9.  Intel Corp.                            1.6
10.  Bank of America Corp.                  1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Banking                               10.0
 2.  Computer & Related                     8.8
 3.  Biotechnology & Drugs                  8.7
 4.  Retail                                 7.0
 5.  Telecommunications Equipment           6.1

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND INC.
S&P 500 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             ADVERTISING (0.2%)
     6,900   *Interpublic Group of Cos.
              Inc. ............................  $      94,737
     1,900   *Monster Worldwide Inc. ..........         48,868
     3,200   Omnicom Group Inc. ...............        242,848
                                                 -------------
                                                       386,453
                                                 -------------
             AEROSPACE & DEFENSE (1.3%)
    14,000   Boeing Co. .......................        715,260
     3,300   General Dynamics Corp. ...........        327,690
     2,000   Goodrich Corp. ...................         64,660
    14,400   Honeywell International Inc. .....        527,472
     7,500   Lockheed Martin Corp. ............        390,600
     6,000   Northrop Grumman Corp. ...........        322,200
     3,000   Rockwell Collins Inc. ............         99,960
                                                 -------------
                                                     2,447,842
                                                 -------------
             AUTOMOTIVE & RELATED (0.9%)
     1,200   Cooper Tire & Rubber Co. .........         27,600
     2,500   Dana Corp. .......................         49,000
     9,300   Delphi Corp. .....................         99,324
    30,487   *Ford Motor Co. ..................        477,122
     9,400   General Motors Corp. .............        437,946
     2,900   Genuine Parts Co. ................        115,072
     2,900   Goodyear Tire & Rubber Co. .......         26,361
     3,200   Johnson Controls Inc. ............        170,816
     1,100   Navistar International Corp. .....         42,636
     2,950   PACCAR Inc. ......................        171,071
     2,200   Visteon Corp. ....................         25,674
                                                 -------------
                                                     1,642,622
                                                 -------------
             BANKING (10.0%)
     5,900   AmSouth Bancorp...................        150,273
    18,600   Bank One Corp. ...................        948,600
    33,984   Bank of America Corp. ............      2,875,726
    12,900   Bank of New York Co. Inc. ........        380,292
     9,300   BB&T Corp. .......................        343,821
     4,000   Capital One Financial Corp. ......        273,520
     3,700   Charter One Financial Inc. .......        163,503
    86,169   Citigroup Inc. ...................      4,006,859
     2,900   Comerica Inc. ....................        159,152
     9,450   Fifth Third Bancorp...............        508,221
     2,100   *First Horizon National Corp. ....         95,487
     2,500   Golden West Financial Corp. ......        265,875
     3,800   Huntington Bancshares Inc. .......         87,020
    34,700   JP Morgan Chase & Co. ............      1,345,319
     6,800   KeyCorp. .........................        203,252
     2,000   M&T Bank Corp. ...................        174,600
     3,800   Marshall & Isley Corp. ...........        148,542
    21,350   MBNA Corp. .......................        550,617
     7,100   Mellon Financial Corp. ...........        208,243
    10,400   National City Corp. ..............        364,104
     2,800   North Fork Bancorp................        106,540
     3,700   Northern Trust Corp. .............        156,436
     4,600   PNC Financial Services Group
              Inc. ............................        244,168
     4,800   Providian Financial Corp. ........         70,416
     3,700   Regions Financial Corp. ..........        135,235

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             BANKING (CONTINUED)
     5,500   SouthTrust Corp. .................  $     213,455
     5,600   State Street Corp. ...............        274,624
     4,700   SunTrust Banks Inc. ..............        305,453
     5,000   Synovus Financial Corp. ..........        126,600
     3,100   Union Planters Corp. .............         92,411
    31,590   U.S. Bancorp......................        870,620
    21,900   Wachovia Corp. ...................        974,550
    14,450   Washington Mutual Inc. ...........        558,348
    28,200   Wells Fargo & Co. ................      1,613,886
     1,500   Zions Bancorp.....................         92,175
                                                 -------------
                                                    19,087,943
                                                 -------------
             BIOTECHNOLOGY & DRUGS (8.7%)
    26,000   Abbott Laboratories...............      1,059,760
     2,200   Allergan Inc. ....................        196,944
     1,900   AmerisourceBergen Corp. ..........        113,582
    21,206   *Amgen Inc. ......................      1,157,211
     5,645   *Biogen Idec Inc. ................        357,046
    32,300   Bristol-Myers Squibb Co. .........        791,350
     7,200   Cardinal Health Inc. .............        504,360
     3,100   *Chiron Corp. ....................        138,384
    18,800   Eli Lilly & Co. ..................      1,314,308
     6,100   *Forest Laboratories Inc. CL A....        345,443
     3,700   *Genzyme Corp. ...................        175,121
     2,610   *Hospira Inc. ....................         72,036
    49,500   Johnson & Johnson Inc. ...........      2,757,150
     4,000   *King Pharmaceuticals Inc. .......         45,800
     4,100   *Medimmune Inc. ..................         95,940
    37,100   Merck & Co. Inc. .................      1,762,250
     4,500   Mylan Laboratories Inc. ..........         91,125
   127,030   Pfizer Inc. ......................      4,354,588
    24,500   Schering-Plough Corp. ............        452,760
     1,800   *Watson Pharmaceuticals Inc. .....         48,420
    22,200   Wyeth.............................        802,752
                                                 -------------
                                                    16,636,330
                                                 -------------
             BROADCAST RADIO & TV (2.5%)
    10,300   Clear Channel Communications
              Inc. ............................        380,585
    37,402   *Comcast Corp. CL A...............      1,048,378
    76,000   *Time Warner Inc. ................      1,336,080
     5,400   *Univision Communications Inc. ...        172,422
    28,900   Viacom Inc. CL B..................      1,032,308
    34,100   Walt Disney Co. ..................        869,209
                                                 -------------
                                                     4,838,982
                                                 -------------
             BUILDING & CONSTRUCTION (0.2%)
     1,100   Ashland Inc. .....................         58,091
     2,000   Centex Corp. .....................         91,500
     1,400   *Fluor Corp. .....................         66,738
       800   KB Home...........................         54,904
     2,100   Pulte Homes Inc. .................        109,263
     1,700   *Vulcan Materials Co. ............         80,835
                                                 -------------
                                                       461,331
                                                 -------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             BUSINESS SERVICES (0.5%)
     9,900   Automatic Data Processing Inc. ...  $     414,612
     2,300   Equifax Inc. .....................         56,925
     2,500   Moody's Corp. ....................        161,650
     6,300   Paychex Inc. .....................        213,444
     2,900   Robert Half International Inc. ...         86,333
                                                 -------------
                                                       932,964
                                                 -------------
             CAPITAL GOODS (0.5%)
     3,600   *American Standard Co. ...........        145,116
       700   Cummins Inc. .....................         43,750
     2,500   Eaton Corp. ......................        161,850
     1,500   WW Grainger Inc. .................         86,250
     5,100   Illinois Tool Works Inc. .........        489,039
                                                 -------------
                                                       926,005
                                                 -------------
             CASINOS & GAMING (0.2%)
     1,800   *Harrah's Entertainment Inc. .....         97,380
     5,800   International Game Technology
              Inc. ............................        223,880
                                                 -------------
                                                       321,260
                                                 -------------
             CHEMICALS (1.3%)
     3,800   Air Products & Chemicals Inc. ....        199,310
    15,500   Dow Chemical Co. .................        630,850
    16,600   E.I. Du Pont De Nemours & Co. ....        737,372
     1,300   Eastman Chemical Co. .............         60,099
     2,100   Engelhard Corp. ..................         67,851
       800   Great Lakes Chemical Corp. .......         21,648
     1,900   Hercules Inc. ....................         23,161
     1,600   Int'l. Flavors & Fragrances
              Inc. ............................         59,840
     4,343   *Monsanto Co. ....................        167,206
     2,800   PPG Industries Inc. ..............        174,972
     5,400   Praxair Inc. .....................        215,514
     3,700   Rohm & Haas Co. ..................        153,846
     1,200   Sigma-Aldrich Corp. ..............         71,532
                                                 -------------
                                                     2,583,201
                                                 -------------
             COMPUTER & RELATED (8.8%)
     3,900   Adobe Systems Inc. ...............        181,350
     2,200   *Affiliated Computer Svcs. Inc. CL
              A................................        116,468
     6,300   Apple Computer Inc. ..............        205,002
     1,900   AutoDesk Inc. ....................         81,339
     3,800   *BMC Software Inc. ...............         70,300
     2,800   *Citrix Systems Inc. .............         57,008
     9,700   Computer Associates Int'l.
              Inc. ............................        272,182
     3,100   *Computer Sciences Corp. .........        143,933
     6,400   *Compuware Corp. .................         42,240
     2,400   *Convergys Corp. .................         36,960
    42,000   *Dell Inc. .......................      1,504,440
     5,000   *Electronic Arts Inc. ............        272,750
     8,000   Electronic Data Systems Corp. ....        153,200
    40,700   *EMC Corp. .......................        463,980
    14,547   First Data Corp. .................        647,632
     3,200   *Fiserv Inc. .....................        124,448
     6,200   *Gateway Inc. ....................         27,900
    50,800   Hewlett-Packard Co. ..............      1,071,880
     4,000   IMS Health Inc. ..................         93,760

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             COMPUTER & RELATED (CONTINUED)
    28,100   Int'l. Business Machines Corp. ...  $   2,477,015
     3,200   *Intuit Inc. .....................        123,456
     2,100   *Lexmark International Inc. CL
              A................................        202,713
     1,500   *Mercury Interactive Corp. .......         74,745
   179,800   Microsoft Corp. ..................      5,135,088
     1,600   *NCR Corp. .......................         79,344
     5,700   *Network Appliance Inc. ..........        122,721
     6,400   *Novell Inc. .....................         53,696
    86,500   *Oracle Corp. ....................      1,031,945
     4,500   *Parametric Technology Corp. .....         22,500
     6,100   *PeopleSoft Inc. .................        112,850
     8,300   *Siebel Systems Inc. .............         88,644
    55,400   *Sun Microsystems Inc. ...........        240,436
     4,800   *SunGard Data Systems Inc. .......        124,800
     5,100   *Symantec Corp. ..................        223,278
     3,900   Symbol Technologies Inc. .........         57,486
     5,500   *Unisys Corp. ....................         76,340
     7,100   *Veritas Software Corp. ..........        196,670
    22,400   *Yahoo! Inc. .....................        813,792
                                                 -------------
                                                    16,824,291
                                                 -------------
             CONGLOMERATES (4.7%)
    13,100   3M Co. ...........................      1,179,131
     3,400   Dover Corp. ......................        143,140
     7,000   Emerson Electric Co. .............        444,850
     2,400   Fortune Brands Inc. ..............        181,032
   175,100   General Electric Co. .............      5,673,240
     1,500   ITT Industries Inc. ..............        124,500
     7,500   Raytheon Co. .....................        268,275
       900   Temple-Inland Inc. ...............         62,325
     2,300   Textron Inc. .....................        136,505
     8,600   United Technologies Corp. ........        786,728
                                                 -------------
                                                     8,999,726
                                                 -------------
             CONSUMER PRODUCTS (3.1%)
     1,500   Alberto-Culver Co. CL B...........         75,210
     7,800   Avon Products Inc. ...............        359,892
     1,300   Black & Decker Corp. .............         80,769
     3,500   Clorox Co. .......................        188,230
     8,900   Colgate-Palmolive Co. ............        520,205
     4,800   Eastman Kodak Co. ................        129,504
     4,300   Ecolab Inc. ......................        136,310
    16,700   Gillette Co. .....................        708,080
     2,100   Jones Apparel Group Inc. .........         82,908
     3,200   Leggett & Platt Inc. .............         85,472
     1,800   Liz Claiborne Inc. ...............         64,764
     7,300   Masco Corp. ......................        227,614
     1,300   Maytag Corp. .....................         31,863
     4,900   McKesson Corp. ...................        168,217
     4,600   Newell Rubbermaid Inc. ...........        108,100
     4,400   NIKE Inc. CL B....................        333,300
    43,000   Procter & Gamble Co. .............      2,340,920
     1,000   Reebok International Ltd. ........         35,980
     1,000   Snap-On Inc. .....................         33,550
     1,400   Stanley Works.....................         63,812

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             CONSUMER PRODUCTS (CONTINUED)
     1,800   VF Corp. .........................  $      87,660
     1,200   Whirlpool Corp. ..................         82,320
                                                 -------------
                                                     5,944,680
                                                 -------------
             CONTAINERS & PACKAGING (0.2%)
     1,800   Avery Dennison Co. ...............        115,218
       900   Ball Corp. .......................         64,845
     1,800   Bemis Co. Inc. ...................         50,850
     2,600   *Pactiv Corp. ....................         64,844
     1,400   *Sealed Air Corp. ................         74,578
                                                 -------------
                                                       370,335
                                                 -------------
             EDUCATION (0.1%)
     2,900   *Apollo Group Inc. ...............        256,041
                                                 -------------
             ELECTRONICS/SEMICONDUCTORS (3.9%)
     5,800   *Advanced Micro Devices Inc. .....         92,220
     8,000   *Agilent Technologies Inc. .......        234,240
     6,300   *Altera Corp. ....................        139,986
     3,300   *American Power Conversion
              Corp. ...........................         64,845
     6,300   Analog Devices Inc. ..............        296,604
    28,100   *Applied Materials Inc. ..........        551,322
     5,100   *Applied Micro Circuits Corp. ....         27,132
     5,200   *Broadcom Corp. CL A..............        243,204
   107,700   Intel Corp. ......................      2,972,520
     3,300   *Jabil Circuit Inc. ..............         83,094
     3,200   *KLA-Tencor Corp. ................        158,016
     5,200   Linear Technology Corp. ..........        205,244
     6,300   *LSI Logic Corp. .................         48,006
     5,400   Maxim Integrated Products Inc. ...        283,068
    10,200   Micron Technology Inc. ...........        156,162
     3,200   *Molex Inc. ......................        102,656
     6,000   *National Semiconductor Corp. ....        131,940
     2,500   *Novellus Systems Inc. ...........         78,600
     2,700   *NVIDIA Corp. ....................         55,350
     2,900   *PMC-Sierra Inc. .................         41,615
     1,400   *Power-One Inc. ..................         15,372
     1,600   *QLogic Corp. ....................         42,544
     3,100   Rockwell Automation Inc. .........        116,281
     8,600   *Sanmina-SCI Corp. ...............         78,260
    16,000   *Solectron Corp. .................        103,520
     1,400   Tektronix Inc. ...................         47,628
     3,200   *Teradyne Inc. ...................         72,640
    28,800   Texas Instruments Inc. ...........        696,384
     1,000   Thomas & Betts Co. ...............         27,230
     5,700   *Xilinx Inc. .....................        189,867
                                                 -------------
                                                     7,355,550
                                                 -------------
             ENTERTAINMENT & LEISURE (0.5%)
     1,500   Brunswick Corp. ..................         61,200
    10,500   Carnival Corp. ...................        493,500
     5,000   Harley-Davidson Inc. .............        309,700
     2,900   Hasbro Inc. ......................         55,100
     7,000   Mattel Inc. ......................        127,750
                                                 -------------
                                                     1,047,250
                                                 -------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             FABRICATED PRODUCTS (0.1%)
     1,000   Crane Co. ........................  $      31,390
     2,000   Parker Hannifin Corp. ............        118,920
                                                 -------------
                                                       150,310
                                                 -------------
             FINANCIAL SERVICES (3.9%)
    21,300   American Express Co. .............      1,094,394
     1,700   Bear Stearns Cos. Inc. ...........        143,327
    22,700   Charles Schwab Corp. .............        218,147
     4,649   Countrywide Financial Corp. ......        326,592
     6,000   *E*Trade Financial Corp. .........         66,900
    16,200   Fannie Mae........................      1,156,032
     1,800   *Federated Investors Inc. ........         54,612
     4,200   Franklin Resources Inc. ..........        210,336
    11,500   Freddie Mac.......................        727,950
     8,100   Goldman Sachs Group Inc. .........        762,696
     4,000   Janus Capital Group Inc. .........         65,960
     4,600   Lehman Brothers Holdings Inc. ....        346,150
    16,000   Merrill Lynch & Co. Inc. .........        863,680
    18,300   Morgan Stanley....................        965,691
     7,300   SLM Corp. ........................        295,285
     2,100   T. Rowe Price Group Inc. .........        105,840
                                                 -------------
                                                     7,403,592
                                                 -------------
             FOOD, BEVERAGE & TOBACCO (4.7%)
       600   Adolph Coors Co. .................         43,404
    34,100   Altria Group Inc. ................      1,706,705
    13,400   Anheuser-Busch Cos. Inc. .........        723,600
    10,750   Archer-Daniels-Midland Co. .......        180,385
     2,000   Brown-Forman Corp. CL B...........         96,540
     6,800   Campbell Soup Co. ................        182,784
    40,600   Coca-Cola Co. ....................      2,049,488
     7,800   Coca-Cola Enterprises Inc. .......        226,122
     8,800   ConAgra Foods Inc. ...............        238,304
     6,200   General Mills Inc. ...............        294,686
     5,900   H. J. Heinz Co. ..................        231,280
     4,400   Hershey Foods Corp. ..............        203,588
     6,800   Kellogg Co. ......................        284,580
     2,300   McCormick & Co. Inc. .............         78,200
     4,300   Pepsi Bottling Group Inc. ........        131,322
    28,400   Pepsico Inc. .....................      1,530,192
     1,400   R.J. Reynolds Tobacco Holdings
              Inc. ............................         94,626
    13,200   Sara Lee Corp. ...................        303,468
     2,800   UST Inc. .........................        100,800
     3,700   Wm. Wrigley Jr. Co. ..............        233,285
                                                 -------------
                                                     8,933,359
                                                 -------------
             FORESTRY & PAPER PRODUCTS (0.9%)
     1,400   Boise Cascade Corp. ..............         52,696
     4,200   Georgia-Pacific Corp. ............        155,316
     8,000   International Paper Co. ..........        357,600
     8,400   Kimberly-Clark Corp. .............        553,392
     1,800   Louisiana-Pacific Co. ............         42,570
     3,300   MeadWestvaco Corp. ...............         96,987

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             FORESTRY & PAPER PRODUCTS (CONTINUED)
     3,100   Plum Creek Timber Co. Inc. .......  $     100,998
     4,000   Weyerhaeuser Co. .................        252,480
                                                 -------------
                                                     1,612,039
                                                 -------------
             HOTELS & MOTELS (0.5%)
    16,900   *Cendant Corp. ...................        413,712
     6,300   Hilton Hotels Corp. ..............        117,558
     3,800   Marriott International Inc. ......        189,544
     3,400   Starwood Hotels & Resorts
              Worldwide Inc. ..................        152,490
                                                 -------------
                                                       873,304
                                                 -------------
             INSURANCE (5.1%)
     2,500   Aetna Inc. .......................        212,500
     8,500   AFLAC Corp. ......................        346,885
    11,700   Allstate Corp. ...................        544,635
     1,800   Ambac Financial Group Inc. .......        132,192
    43,500   American International Group
              Inc. ............................      3,100,680
     2,300   *Anthem Inc. .....................        205,988
     5,200   Aon Corp. ........................        148,044
     3,100   Chubb Corp. ......................        211,358
     2,300   CIGNA Corp. ......................        158,263
     2,835   Cincinnati Financial Corp. .......        123,379
     4,900   Hartford Financial Services Group
              Inc. ............................        336,826
     2,700   Humana Inc. ......................         45,630
     2,400   Jefferson-Pilot Corp. ............        121,920
     3,000   Lincoln National Corp. ...........        141,750
     3,100   Loews Corp. ......................        185,876
     8,800   Marsh & McLennan Cos. Inc. .......        399,344
     2,400   MBIA Inc. ........................        137,088
    12,600   MetLife Inc. .....................        451,710
     1,600   MGIC Investment Corp. ............        121,376
     5,400   Principal Financial Group Inc. ...        187,812
     3,600   Progressive Corp. ................        307,080
     8,800   Prudential Financial Inc. ........        408,936
     2,300   Safeco Corp. .....................        101,200
    11,059   St. Paul Travelers Cos. Inc. .....        448,332
     1,900   Torchmark Corp. ..................        102,220
    10,300   UnitedHealth Group Inc. ..........        641,175
     4,900   *UnumProvident Corp. .............         77,910
     2,600   *WellPoint Health Networks
              Inc. ............................        291,226
                                                 -------------
                                                     9,691,335
                                                 -------------
             MACHINERY (0.4%)
     5,700   Caterpillar Inc. .................        452,808
     4,100   Deere & Co. ......................        287,574
                                                 -------------
                                                       740,382
                                                 -------------
             MEDICAL & RELATED (2.3%)
       900   Bausch & Lomb Inc. ...............         58,563
    10,200   Baxter International Inc. ........        352,002
     4,200   Becton Dickinson & Co. ...........        217,560
     4,300   Biomet Inc. ......................        191,092
    13,900   *Boston Scientific Corp. .........        594,920
     1,800   C.R. Bard Inc. ...................        101,970

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             MEDICAL & RELATED (CONTINUED)
     5,200   Guidant Corp. ....................  $     290,576
     8,100   HCA Inc. .........................        336,879
     4,000   *Health Mgmt. Assoc. Inc. CL A....         89,680
     1,500   *Manor Care Inc. .................         49,020
    20,200   Medtronic Inc. ...................        984,144
     1,700   Quest Diagnostics Inc. ...........        144,415
     2,900   St. Jude Medical Inc. ............        219,385
     6,600   Stryker Corp. ....................        363,000
     7,750   *Tenet Healthcare Corp. ..........        103,928
     4,070   *Zimmer Holdings Inc. ............        358,974
                                                 -------------
                                                     4,456,108
                                                 -------------
             METALS & MINING (0.6%)
    14,400   Alcoa Inc. .......................        475,632
     1,300   *Allegheny Technologies Inc. .....         23,465
     2,900   Freeport McMoran Copper & Gold
              Inc..............................         96,135
     7,400   Newmont Mining Corp. .............        286,824
     1,300   Nucor Corp. ......................         99,788
     1,500   Phelps Dodge......................        116,265
     1,900   *United States Steel Corp. .......         66,728
     1,400   Worthington Industries Inc. ......         28,742
                                                 -------------
                                                     1,193,579
                                                 -------------
             OFFICE EQUIPMENT & SUPPLIES (0.2%)
       800   Deluxe Corp. .....................         34,800
     3,900   Pitney Bowes Inc. ................        172,575
    13,300   Xerox Corp. ......................        192,850
                                                 -------------
                                                       400,225
                                                 -------------
             OIL, ENERGY & NATURAL GAS (5.7%)
     1,500   Amerada Hess Corp. ...............        118,785
     4,200   Anadarko Petroleum Corp. .........        246,120
     5,422   Apache Corp. .....................        236,128
     5,600   Baker Hughes Inc. ................        210,840
     2,600   *BJ Services Co. .................        119,184
     6,600   Burlington Resources Inc. ........        238,788
    17,800   ChevronTexaco Corp. ..............      1,675,158
    11,422   ConocoPhillips....................        871,384
     3,900   Devon Energy Corp. ...............        257,400
     6,300   Dynegy Inc. ......................         26,838
     1,900   EOG Resources Inc. ...............        113,449
   108,900   Exxon Mobil Corp. ................      4,836,249
     7,300   Halliburton Co. ..................        220,898
     1,700   Kerr-McGee Corp. .................         91,409
     5,800   *Marathon Oil Corp. ..............        219,472
     6,500   Occidental Petroleum Corp. .......        314,665
     1,700   *Rowan Cos. Inc. .................         41,361
     9,800   Schlumberger Ltd. ................        622,398
     1,300   Sunoco Inc. ......................         82,706
     4,300   Unocal Corp. .....................        163,400
     2,100   Valero Energy Corp. ..............        154,896
                                                 -------------
                                                    10,861,528
                                                 -------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             PERSONAL SERVICES (0.2%)
     2,800   *Cintas Group.....................  $     133,476
     3,000   H&R Block Inc. ...................        143,040
     2,400   Sabre Holdings Corp. .............         66,504
                                                 -------------
                                                       343,020
                                                 -------------
             PRINTING & PUBLISHING (0.7%)
     3,600   Donnelley RR & Sons Co. ..........        118,872
     1,400   Dow Jones & Co. Inc. .............         63,140
     4,500   Gannett Co Inc. ..................        381,825
     1,300   Knight-Ridder Inc. ...............         93,600
     3,200   McGraw-Hill Cos. Inc. ............        245,024
       800   Meredith Corp. ...................         43,968
     2,500   New York Times Co. CL A...........        111,775
     5,500   Tribune Co. ......................        250,470
                                                 -------------
                                                     1,308,674
                                                 -------------
             REAL ESTATE & LEASING (0.3%)
     1,600   Apartment Investment & Mgmt.
              Co. .............................         49,808
     6,700   Equity Office Properties Trust....        182,240
     4,600   Equity Residential................        136,758
     3,000   ProLogis..........................         98,760
     3,400   Simon Property Group Inc. ........        174,828
                                                 -------------
                                                       642,394
                                                 -------------
             RENTAL & LEASING (0.0%)
     1,100   Ryder System Inc. ................         44,077
                                                 -------------
             RESTAURANTS (0.6%)
     2,700   Darden Restaurants Inc. ..........         55,485
    21,000   McDonald's Corp. .................        546,000
     6,600   *Starbucks Corp. .................        286,968
     1,900   Wendy's International Inc. .......         66,196
     4,900   *Yum! Brands Inc. ................        182,378
                                                 -------------
                                                     1,137,027
                                                 -------------
             RETAIL (7.0%)
     6,100   Albertson's Inc. .................        161,894
     4,500   *AutoNation Inc. .................         76,950
     1,400   *AutoZone Inc. ...................        112,140
     5,000   *Bed Bath & Beyond Inc. ..........        192,250
     5,350   Best Buy Co. Inc. ................        271,459
     2,000   *Big Lots Inc. ...................         28,920
     7,600   *Caremark Rx Inc. ................        250,344
     3,300   Circuit City Stores Inc. .........         42,735
     7,600   Costco Wholesale Corp. ...........        312,132
     6,600   CVS Corp. ........................        277,332
     1,400   Dillard's Inc. CL A...............         31,220
     5,500   Dollar General Corp. .............        107,580
    11,000   *eBay Inc. .......................      1,011,450
     1,300   *Express Scripts Inc. ............        102,999
     2,900   Family Dollar Stores Inc. ........         88,218
     3,000   *Federated Dept. Stores Inc. .....        147,300
    14,950   Gap Inc. .........................        362,538
    37,000   Home Depot Inc. ..................      1,302,400
     4,600   J.C. Penney Co. Inc. .............        173,696
     5,700   *Kohl's Corp. ....................        240,996
    12,400   *Kroger Co. ......................        225,680

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             RETAIL (CONTINUED)
     7,900   Limited Brands Inc. ..............  $     147,730
    13,100   Lowe's Cos. Inc. .................        688,405
     4,800   May Dept. Stores Co. .............        131,952
     4,488   *Medco Health Solutions Inc. .....        168,300
     2,300   Nordstrom Inc. ...................         98,003
     5,200   *Office Depot Inc. ...............         93,132
     2,700   RadioShack Corp. .................         77,301
     7,400   *Safeway Inc. ....................        187,516
     3,500   Sears Roebuck & Co. ..............        132,160
     2,400   Sherwin-Williams Co. .............         99,720
     8,300   Staples Inc. .....................        243,273
     2,200   Supervalu Inc. ...................         67,342
    10,700   Sysco Corp. ......................        383,809
    15,200   Target Corp. .....................        645,544
     2,400   Tiffany & Co. ....................         88,440
     8,200   TJX Cos. Inc. ....................        197,948
     3,600   *Toys R Us Inc. ..................         57,348
    17,100   Walgreen Co. .....................        619,191
    71,400   Wal-Mart Stores Inc. .............      3,767,064
     2,400   Winn-Dixie Stores Inc. ...........         17,280
                                                 -------------
                                                    13,431,691
                                                 -------------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (0.3%)
     3,400   Applera Corp.- Applied
              Biosystems.......................         73,950
     5,200   Danaher Corp. ....................        269,620
       800   Millipore Corp. ..................         45,096
     2,100   Pall Corp. .......................         54,999
     2,100   *PerkinElmer Inc. ................         42,084
     2,700   Thermo Electron Corp. ............         82,998
     2,000   *Waters Corp. ....................         95,560
                                                 -------------
                                                       664,307
                                                 -------------
             TELECOMMUNICATIONS EQUIPMENT (6.1%)
    13,400   *ADC Telecommunications Inc. .....         38,056
     5,200   Alltel Corp. .....................        263,224
     2,600   *Andrew Corp. ....................         52,026
    13,150   *AT&T Corp. ......................        192,385
    45,484   *AT&T Wireless Services Inc. .....        651,331
     7,401   *Avaya Inc. ......................        116,862
    30,600   BellSouth Corp. ..................        802,332
     2,400   CenturyTel Inc. ..................         72,096
     9,500   *Ciena Corp. .....................         35,340
   112,600   Cisco Systems Inc. ...............      2,668,620
     4,700   *Citizens Communications Co. .....         56,870
     3,200   *Comverse Technology Inc. ........         63,808
    22,900   Corning Inc. .....................        299,074
    23,900   *JDS Uniphase Corp. ..............         90,581
    71,400   Lucent Technologies Inc. .........        269,892
    39,100   Motorola Inc. ....................        713,575
    18,500   *Nextel Communications Inc. CL
              A................................        493,210
    13,500   Qualcomm Inc. ....................        985,230
    29,700   Qwest Communications Int'l.
              Inc. ............................        106,623
    55,200   SBC Communications Inc. ..........      1,338,600
     2,500   Scientific-Atlanta Inc. ..........         86,250
    23,750   Sprint FON Group..................        418,000

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
     7,000   *Tellabs Inc. ....................  $      61,180
    46,200   Verizon Communications Inc. ......      1,671,978
                                                 -------------
                                                    11,547,143
                                                 -------------
             TRANSPORTATION (1.5%)
     6,200   Burlington Northern Santa Fe
              Corp. ...........................        217,434
     3,600   CSX Corp. ........................        117,972
     2,000   Delta Airlines Inc. ..............         14,240
     5,000   *FedEx Corp. .....................        408,450
     6,500   Norfolk Southern Corp. ...........        172,380
    13,100   Southwest Airlines Co. ...........        219,687
     4,300   Union Pacific Corp. ..............        255,635
    18,700   United Parcel Service Inc. CL B...      1,405,679
                                                 -------------
                                                     2,811,477
                                                 -------------
             UTILITIES (2.6%)
    10,600   AES Corp. ........................        105,258
     2,100   Allegheny Energy Inc. ............         32,361
     3,000   Ameren Corp. .....................        128,880
     6,600   American Electric Power Co.
              Inc. ............................        211,200
     6,900   *Calpine Corp. ...................         29,808
     5,100   CenterPoint Energy Inc. ..........         58,650
     3,000   Cinergy Corp. ....................        114,000
     2,700   CMS Energy Corp. .................         24,651
     4,000   Consolidated Edison Inc. .........        159,040
     2,800   Constellation Energy Group
              Inc. ............................        106,120
     5,400   *Dominion Resources...............        340,632
     2,800   DTE Energy Co. ...................        113,512
    15,200   Duke Energy Corp. ................        308,408
     5,400   Edison International..............        138,078
    10,700   El Paso Corp. ....................         84,316
     3,800   Entergy Corp. ....................        212,838
    11,000   Exelon Corp. .....................        366,190
     5,500   FirstEnergy Corp. ................        205,755
     3,100   FPL Group Inc. ...................        198,245
     2,700   KeySpan Corp. ....................         99,090
     2,100   Kinder Morgan Inc. ...............        124,509
       700   Nicor Inc. .......................         23,779
     4,400   NiSource Inc. ....................         90,728
       600   Peoples Energy Corp. .............         25,290
     6,900   PG&E Corp. .......................        192,786
     1,500   Pinnacle West Capital Corp. ......         60,585
     3,000   PPL Corp. ........................        137,700
     4,100   *Progress Energy Inc. ............        180,605
     3,900   Public Service Enterprise Group
              Inc. ............................        156,117
     3,800   Sempra Energy.....................        130,834
    12,200   Southern Co. .....................        355,630
     3,100   Teco Energy Inc. .................         37,169
     5,400   *TXU Corp. .......................        218,754
     8,600   Williams Cos. Inc. ...............        102,340
     6,600   Xcel Energy Inc. .................        110,286
                                                 -------------
                                                     4,984,144
                                                 -------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
--------------------------------------------------------------
             WASTE MANAGEMENT SERVICES (0.2%)
     5,300   *Allied Waste Industries Inc. ....  $      69,854
     9,700   Waste Management Inc. ............        297,304
                                                 -------------
                                                       367,158
                                                 -------------
             TOTAL U.S. COMMON STOCKS
              (91.5%)..........................  $ 174,659,679
                                                 -------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.0%)
             AUTOMOTIVE & RELATED (0.1%)
     2,900   Ingersoll-Rand Co. Ltd. CL A......  $    198,099
                                                 ------------
             CONGLOMERATES (0.5%)
    33,400   Tyco International Ltd. ..........     1,106,876
                                                 ------------
             ELECTRONICS/SEMICONDUCTORS (0.1%)
     1,600   Cooper Industries Ltd. CL A.......        95,056
                                                 ------------
             INSURANCE (0.2%)
     4,700   ACE Ltd. .........................       198,716
     2,300   XL Capital Ltd. CL A..............       173,558
                                                 ------------
                                                      372,274
                                                 ------------
             OIL, ENERGY & NATURAL GAS (0.1%)
     2,400   *Nabors Industries Ltd. ..........       108,528
                                                 ------------
             TOTAL BERMUDA.....................     1,880,833
                                                 ------------
             CAYMAN ISLANDS (0.1%)
             OIL, ENERGY & NATURAL GAS (0.1%)
     2,200   *Noble Corp. .....................        83,358
     5,300   Transocean Inc. ..................       153,382
                                                 ------------
                                                      236,740
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (1.1%)...........................  $  2,117,573
                                                 ------------
             TOTAL COMMON STOCKS (92.6%).......  $176,777,252
                                                 ------------

                                                      FAIR
  SHARES              DEPOSITORY RECEIPT             VALUE
-------------------------------------------------------------
    61,875   S&P 500 Depositary Receipt..........  $7,086,544
                                                   ----------
             TOTAL DEPOSITORY RECEIPT (3.7%).....  $7,086,544
                                                   ----------

   FACE                                              FAIR
  AMOUNT            SHORT-TERM NOTES (A)            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.5%)
$3,102,000   American Express 1.250%
              07/06/04.........................  $  3,101,461
 1,585,000   American General Finance Corp.
              0.980% 07/01/04..................     1,585,000
                                                 ------------
                                                    4,686,461
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT            SHORT-TERM NOTES (A)            VALUE
-------------------------------------------------------------
             INSURANCE (0.7%)
$1,449,000   Prudential Funding 1.050%
              07/02/04.........................  $  1,448,958
                                                 ------------
             TOTAL SHORT-TERM NOTES (3.2%).....  $  6,135,419
                                                 ------------
             TOTAL HOLDINGS (99.5%) (COST
              $194,101,156) (B)................  $189,999,215
             NET OTHER ASSETS (LIABILITIES)
              (0.5%)...........................       857,218
                                                 ------------
             NET ASSETS (100.0%)...............  $190,856,433
                                                 ============

CONTRACTS                                          UNREALIZED
   (C)                                            APPRECIATION
--------------------------------------------------------------
        25   Futures Contacts Purchased S&P 500
              Index Futures (September
              2004/$1,136.60)...................    $23,750
                                                    =======

---------------

  *  Non-income producing securities.
(a)  The short-term notes are pledged as collateral for the S&P
     500 futures contracts.
(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $218,653.
(c) The futures contracts are hedged by commercial paper and cash on deposit with a combined fair value of $7,135,796.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $194,101,156)....................  $189,999,215
  Cash.....................................         2,627
  Deposits with brokers for margin
    requirements on futures................       891,293
  Variation margin on futures..............        23,750
  Receivable for securities sold...........       102,278
  Receivable for fund shares sold..........         3,049
  Dividends & accrued interest
    receivable.............................       225,249
  Prepaid expenses.........................         1,344
                                             ------------
    Total assets...........................   191,248,805
                                             ------------
Liabilities:
  Payable for fund shares purchased........       284,159
  Payable for investment management
    services (note 3)......................        58,591
  Accrued custody expense..................         6,178
  Accrued professional fees................         5,792
  Accrued accounting fees..................        24,217
  Accrued printing and proxy fees..........        10,752
  Other accrued expenses...................         2,683
                                             ------------
    Total liabilities......................       392,372
                                             ------------
Net assets.................................  $190,856,433
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 16,064,854
  Paid-in capital in excess of par value...   209,747,454
  Accumulated net realized loss on
    investments............................   (31,923,792)
  Net unrealized appreciation
    (depreciation) on:
    Investments............................    (4,101,941)
    Futures contracts......................        23,750
  Undistributed net investment income......     1,046,108
                                             ------------
Net assets.................................  $190,856,433
                                             ============
Shares outstanding.........................    16,064,854
Net asset value per share..................  $      11.88
                                             ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $   33,223
  Dividends..................................   1,464,387
  Other income...............................      15,171
                                               ----------
    Total investment income..................   1,512,781
                                               ----------
Expenses:
  Management fees (note 3)...................     352,106
  Custodian fees.............................      13,496
  Directors' fees............................       5,726
  Professional fees..........................      11,200
  Accounting fees............................      66,736
  Printing and proxy fees....................      15,758
  Other......................................       1,651
                                               ----------
    Total expenses...........................     466,673
                                               ----------
    Net investment income....................   1,046,108
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on:
    Investments..............................     325,949
    Futures contracts........................     635,890
  Change in unrealized
    appreciation/depreciation on:
    Investments..............................   4,222,232
    Futures contracts........................    (386,625)
                                               ----------
      Net gain on investments................   4,797,446
                                               ----------
      Net increase in net assets from
         operations..........................  $5,843,554
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $  1,046,108       $  1,832,813
  Realized gain on investments and futures contracts........         961,839          1,426,370
  Change in unrealized appreciation/depreciation on
    investments and futures contracts.......................       3,835,607         35,064,656
                                                                ------------       ------------
    Net increase in net assets from operations..............       5,843,554         38,323,839
                                                                ------------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................               0         (1,852,277)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      11,451,064         33,919,265
  Received from dividends reinvested........................               0          1,852,277
  Paid for shares redeemed..................................      (8,974,213)       (26,972,804)
                                                                ------------       ------------
    Increase in net assets derived from capital share
     transactions...........................................       2,476,851          8,798,738
                                                                ------------       ------------
      Increase in net assets................................       8,320,405         45,270,300
Net Assets:
  Beginning of period.......................................     182,536,028        137,265,728
                                                                ------------       ------------
  End of period (a).........................................    $190,856,433       $182,536,028
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $  1,046,108       $         --
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       -----------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $11.51          $ 9.11     $ 11.91     $ 14.04     $16.17
Income (loss) from investment operations:
  Net investment income.....................................         0.07            0.12        0.11        0.26       0.49
  Net realized & unrealized gain (loss) on investments......         0.30            2.40       (2.80)      (2.13)     (2.00)
                                                                   ------          ------     -------     -------     ------
    Total income (loss) from investment operations..........         0.37            2.52       (2.69)      (1.87)     (1.51)
                                                                   ------          ------     -------     -------     ------
Less distributions:
  Dividends from net investment income......................         0.00           (0.12)      (0.11)      (0.26)     (0.49)
  Distributions from net realized capital gains.............         0.00            0.00        0.00        0.00      (0.03)
  Return of capital.........................................         0.00            0.00        0.00        0.00      (0.10)
                                                                   ------          ------     -------     -------     ------
    Total distributions.....................................         0.00           (0.12)      (0.11)      (0.26)     (0.62)
                                                                   ------          ------     -------     -------     ------
Net asset value, end of period..............................       $11.88          $11.51     $  9.11     $ 11.91     $14.04
                                                                   ======          ======     =======     =======     ======
Total return................................................         3.21%(b)       27.84%     (22.63)%    (13.34)%    (9.65)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $190.9          $182.5     $ 137.3     $ 187.0     $209.2
Ratios to average net assets:
  Expenses..................................................         0.50%(a)        0.53%       0.55%       0.52%      0.50%
  Net investment income.....................................         1.12%(a)        1.21%       1.10%       2.07%      3.14%
Portfolio turnover rate.....................................            3%             21%         15%         10%        30%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 OBJECTIVE

The Blue Chip Portfolio seeks growth of capital and income by investing primarily in securities of high quality companies.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    18.66%
Five-year                                   -0.76%
Since inception (5/1/98)                     1.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six month period ended June 30, 2004, the Ohio National Blue Chip Portfolio returned 2.87% versus 4.17% for the current benchmark, the S&P Barra Value Index.

The six-month period ended June 30, 2004 was positive for the S&P 500 Index (S&P
500), as it returned 3.44% during the period. Market breadth over the past six months was positive as all ten S&P 500 economic sectors generated positive returns. The worst performing sectors of the market during the period were Information Technology up 0.3%, Materials up 0.8%, and Consumer Discretionary up 0.9%. Fear regarding higher interest rates and slowing global economic growth impacted these three sectors. The best performing sectors were Energy up 13% and Industrials up 7%. Small and mid-cap investment strategies outperformed large-cap strategies during the period and as a result, the Portfolio's bias toward large-cap companies negatively influenced relative performance.

Positive sector selection influences upon performance relative to the S&P/Barra Value Index included an overweight position in Industrials (contribution up 0.24%), and underweight positions in Financials (contribution up 0.05%) and Consumer Discretionary (contribution up 0.04%).

Negative sector selection influences upon relative performance included overweight positions in Information Technology (contribution (0.05%)) and Materials (contribution (0.09%)), and an underweight position in Energy (contribution (0.06%)).

Positive influences on relative performance included favorable security selection in Financials (Bank of America contributed up 0.27%, JP Morgan Chase contributed up 0.24%, Hartford Financial Services contributed up 0.22%).

Negative influences on relative performance included unfavorable security selection in Consumer Staples, Industrials, and Materials.

The top five contributing names to the Portfolio during the reporting period were: Tyco International Ltd. up 0.64%, ConocoPhillips up 0.31%, Cendant Corp. up 0.29%, Bank of America Corp. up 0.27%, ChevronTexaco Corp. up 0.25%. The bottom five contributing names to the Portfolio were: Viacom Inc. CL B down (0.32)%, Union Pacific Corp. down (0.19)%, Morgan Stanley down (0.19)%, Hewlett Packard Co. down (0.19)%, Alcoa Inc. down (0.18)%.

We continue to maintain overweight positions relative to the S&P/Barra Value Index in Materials, Industrials, Information Technology, and Consumer Staples. We continue to underweight Utilities, Telecommunication Services, Financials, and Energy. Emerging themes from our valuation disciplines include ideas within Healthcare, Consumer Discretionary, Consumer Staples, and the above mentioned Telecommunication Services. Within Consumer Discretionary, we seek companies less exposed to higher interest rates and extremely compelling valuation levels.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                   BLUE CHIP PORTFOLIO
                                                (COMMENCED OPERATIONS MAY
                                                        3, 1998)                  S&P 500 INDEX           S&P BARRA VALUE INDEX
                                                -------------------------         -------------           ---------------------
05/01/98                                                10000.00                    10000.00                    10000.00
6/98                                                    10024.00                    10143.00                     9811.00
                                                        10254.60                    11079.20                    10031.70
6/99                                                    11456.40                    12450.80                    11427.20
                                                        10860.70                    13410.80                    11303.80
6/00                                                    10236.20                    13353.10                    10843.70
                                                        10977.30                    12188.70                    11991.00
6/01                                                    11005.80                    11372.10                    11703.20
                                                        10512.70                    10740.90                    10590.20
6/02                                                     9608.65                     9328.48                     9589.42
                                                         8470.02                     8368.58                     8383.07
6/03                                                     9294.16                     9352.73                     9413.35
                                                        10721.70                    10768.70                    11047.50
6/04                                                    11029.50                    11138.10                    11508.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

The Standard and Poors Barra Value Index is a capitalization-weighted index of all the stocks in the Standard and Poors 500 that have low book-to-price ratios. The index was developed with a base value of 35 on December 31, 1974. The index is rebalanced semi-annually on January 1 and July 1. It is designed so that approximately 50% of the SPX market capitalization is in the Value Index.

We are now using the S&P Barra Value Index as this Portfolio's benchmark because we believe the Portfolio's Investments more closely resemble the securities represented in that Index than those in the former benchmark, the S&P 500 Index.

 TOP 10 PORTFOLIO HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Bank of America Corp.                  4.0
 2.  Citigroup Inc.                         3.7
 3.  JP Morgan Chase & Co.                  3.3
 4.  Tyco International Ltd.                3.1
 5.  Cendant Corp.                          2.8
 6.  ChevronTexaco Corp.                    2.5
 7.  Hewlett-Packard Co.                    2.2
 8.  Altria Group Inc.                      2.1
 9.  Morgan Stanley                         2.1
10.  Exxon Mobil Corp.                      2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Banking                               17.9
 2.  Oil, Energy & Natural Gas             10.4
 3.  Computer & Related                     9.0
 4.  Insurance                              8.1
 5.  Financial Services                     6.1

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ADVERTISING (0.9%)
    20,000   *Interpublic Group of Cos. Inc. ...  $   274,600
                                                  -----------
             AEROSPACE & DEFENSE (1.1%)
     5,956   Northrop Grumman Corp. ............      319,837
                                                  -----------
             AUTOMOTIVE & RELATED (3.4%)
    24,947   *Ford Motor Co. ...................      390,421
     3,201   General Motors Corp. ..............      149,135
     9,300   Johnson Controls Inc. .............      496,434
                                                  -----------
                                                    1,035,990
                                                  -----------
             BANKING (17.9%)
    14,300   Bank of America Corp. .............    1,210,066
     5,300   Capital One Financial Corp. .......      362,414
    23,933   Citigroup Inc. ....................    1,112,884
    25,500   JP Morgan Chase & Co. .............      988,635
    13,800   MBNA Corp. ........................      355,902
    20,900   U.S. Bancorp.......................      576,004
     6,300   Wachovia Corp. ....................      280,350
     8,800   Wells Fargo & Co. .................      503,624
                                                  -----------
                                                    5,389,879
                                                  -----------
             BIOTECHNOLOGY & DRUGS (1.6%)
     2,700   Johnson & Johnson Inc. ............      150,390
     9,433   Pfizer Inc. .......................      323,363
                                                  -----------
                                                      473,753
                                                  -----------
             BROADCAST RADIO & TV (3.0%)
     3,400   *Time Warner Inc. .................       59,772
    10,835   Viacom Inc. CL B...................      387,026
    17,300   Walt Disney Co. ...................      440,977
                                                  -----------
                                                      887,775
                                                  -----------
             CAPITAL GOODS (0.5%)
     2,400   Eaton Corp. .......................      155,376
                                                  -----------
             CHEMICALS (3.9%)
     7,800   Air Products & Chemicals Inc. .....      409,110
     7,300   E.I. Du Pont De Nemours & Co. .....      324,266
     6,900   PPG Industries Inc. ...............      431,181
                                                  -----------
                                                    1,164,557
                                                  -----------
             COMPUTER & RELATED (9.0%)
    17,300   *BMC Software Inc. ................      320,050
     4,700   *Computer Sciences Corp. ..........      218,221
    31,223   Hewlett-Packard Co. ...............      658,805
     5,500   Int'l. Business Machines Corp. ....      484,825
    11,700   Microsoft Corp. ...................      334,152
    14,100   *Storage Technology Corp. .........      408,900
    11,100   *SunGard Data Systems Inc. ........      288,600
                                                  -----------
                                                    2,713,553
                                                  -----------
             CONGLOMERATES (1.0%)
     4,900   Textron Inc. ......................      290,815
                                                  -----------
             CONSUMER PRODUCTS (2.2%)
    10,400   Masco Co. .........................      324,272
     9,900   McKesson Corp. ....................      339,867
                                                  -----------
                                                      664,139
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (0.6%)
     9,400   *Applied Materials Inc. ...........  $   184,428
                                                  -----------
             FINANCIAL SERVICES (6.1%)
     4,702   Bear Stearns Cos. Inc. ............      396,426
     4,100   Fannie Mae.........................      292,576
     2,600   Freddie Mac........................      164,580
     3,900   Goldman Sachs Group Inc. ..........      367,224
    11,700   Morgan Stanley.....................      617,409
                                                  -----------
                                                    1,838,215
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (3.3%)
    12,500   Altria Group Inc. .................      625,625
    16,800   Tyson Foods Inc. CL A..............      351,960
                                                  -----------
                                                      977,585
                                                  -----------
             FORESTRY & PAPER PRODUCTS (1.2%)
     8,000   International Paper Co. ...........      357,600
                                                  -----------
             HOTELS & MOTELS (2.8%)
    34,067   *Cendant Corp. ....................      833,960
                                                  -----------
             INSURANCE (7.1%)
    10,900   Allstate Corp. ....................      507,395
     7,900   American International Group
              Inc. .............................      563,112
     8,500   Aon Corp. .........................      241,995
     6,300   Hartford Financial Services Group
              Inc. .............................      433,062
     6,100   Nationwide Financial Svcs. CL A....      229,421
     2,700   UnitedHealth Group Inc. ...........      168,075
                                                  -----------
                                                    2,143,060
                                                  -----------
             MEDICAL & RELATED (0.8%)
    17,800   *Tenet Healthcare Corp. ...........      238,698
                                                  -----------
             METALS AND MINING (1.2%)
    11,100   Alcoa Inc. ........................      366,633
                                                  -----------
             OFFICE EQUIPMENT & SUPPLIES (1.1%)
     7,500   Pitney Bowes Inc. .................      331,875
                                                  -----------
             OIL, ENERGY & NATURAL GAS (8.7%)
     7,900   ChevronTexaco Corp. ...............      743,469
     7,700   ConocoPhillips.....................      587,433
    13,512   Exxon Mobil Corp. .................      600,068
    11,300   Halliburton Co. ...................      341,938
     9,300   *Marathon Oil Corp. ...............      351,912
                                                  -----------
                                                    2,624,820
                                                  -----------
             PERSONAL SERVICES (1.0%)
     6,000   H&R Block Inc. ....................      286,080
                                                  -----------
             RETAIL (3.3%)
     4,100   *Federated Dept. Stores Inc. ......      201,310
    15,000   Gap Inc. ..........................      363,750
    12,600   Home Depot Inc. ...................      443,520
                                                  -----------
                                                    1,008,580
                                                  -----------
             TELECOMMUNICATIONS & RELATED (4.3%)
     5,400   BellSouth Corp. ...................      141,588
    14,000   Motorola Inc. .....................      255,500
     9,300   SBC Communications Inc. ...........      225,525

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (CONTINUED)
    15,300   Sprint FON Group...................  $   269,280
    11,430   Verizon Communications Inc. .......      413,652
                                                  -----------
                                                    1,305,545
                                                  -----------
             TRANSPORTATION (1.2%)
     5,900   Union Pacific Corp. ...............      350,755
                                                  -----------
             UTILITIES (2.3%)
     5,300   FirstEnergy Corp. .................      198,273
     4,000   FPL Group Inc. ....................      255,800
     6,100   Public Service Enterprise Group
              Inc. .............................      244,183
                                                  -----------
                                                      698,256
                                                  -----------
             WASTE DISPOSAL (1.2%)
    11,752   Waste Management Inc. .............      360,199
                                                  -----------
             TOTAL U.S. COMMON STOCKS (90.7%)...  $27,276,563
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             AUSTRALIA (1.8%)
             MEDIA & PUBLISHING (1.8%)
    16,000   News Corp. ADR Prf.................  $   526,080
                                                  -----------
             BERMUDA (4.0%)
             CONGLOMERATES (3.0%)
    27,700   Tyco International Ltd. ...........      917,978
                                                  -----------
             INSURANCE (1.0%)
     7,000   ACE Ltd. ..........................      295,960
                                                  -----------
             TOTAL BERMUDA......................    1,213,938
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             NETHERLANDS (1.2%)
             CONGLOMERATES (1.2%)
    12,700   Koninklijke Philips Electronics
              NV................................  $   345,440
                                                  -----------
             UNITED KINGDOM (1.7%)
             OIL, ENERGY & NATURAL GAS (1.7%)
     9,700   BP PLC ADR.........................      519,629
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (8.7%)............................  $ 2,605,087
                                                  -----------
             TOTAL COMMON STOCKS (99.4%)........  $29,881,650
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.5%)
$  157,000   US Bank Repurchase price $157,011
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491 Fair
              Value: $164,240 Due: 11/01/18
              Interest: 4.500%..................  $   157,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (0.5%)............................  $   157,000
                                                  -----------
             TOTAL HOLDINGS (99.9%) (COST
              $26,291,680) (A)..................  $30,038,650
             NET OTHER ASSETS (LIABILITIES)
              (0.1%)............................       23,656
                                                  -----------
             NET ASSETS (100.0%)................  $30,062,306
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal Income tax reporting of approximately $477,974.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $26,291,680)......................  $30,038,650
  Cash......................................          504
  Receivable for securities sold............      201,090
  Receivable for fund shares sold...........          807
  Dividends & accrued interest receivable...       32,667
  Prepaid expenses..........................          178
                                              -----------
    Total assets............................   30,273,896
                                              -----------
Liabilities:
  Payable for securities purchased..........       81,239
  Payable for fund shares redeemed..........       78,666
  Payable for investment management services
    (note 3)................................       18,335
  Accrued custody expense...................        3,240
  Accrued professional fees.................       11,015
  Accrued accounting fees...................        9,174
  Accrued printing and proxy fees...........        5,090
  Other accrued expenses....................        4,831
                                              -----------
    Total liabilities.......................      211,590
                                              -----------
Net assets..................................  $30,062,306
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,888,056
  Paid-in capital in excess of par value....   27,911,833
  Accumulated net realized loss on
    investments.............................   (4,744,505)
  Net unrealized appreciation on
    investments.............................    3,746,970
  Undistributed net investment income.......      259,952
                                              -----------
Net assets..................................  $30,062,306
                                              ===========
Shares outstanding..........................    2,888,056
Net asset value per share...................  $     10.41
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $  3,133
  Dividends (net of withholding tax of
    $2,011)....................................   302,580
                                                 --------
    Total investment income....................   305,713
                                                 --------
Expenses:
  Management fees (note 3).....................   130,276
  Custodian fees...............................     2,715
  Directors' fees..............................       945
  Professional fees............................     4,464
  Accounting fees..............................     8,244
  Printing and proxy fees......................     1,924
  Other........................................       206
                                                 --------
    Total expenses.............................   148,774
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (21,713)
                                                 --------
    Net expenses...............................   127,061
                                                 --------
    Net investment income......................   178,652
                                                 --------
Realized & unrealized gain on investments:
  Net realized gain on investments.............   488,703
  Change in unrealized
    appreciation/depreciation on investments...   143,749
                                                 --------
    Net gain on investments....................   632,452
                                                 --------
    Net increase in net assets from
      operations...............................  $811,104
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $   178,652        $   268,716
  Realized gain (loss) on investments.......................        488,703           (570,278)
  Change in unrealized appreciation/depreciation on
    investments.............................................        143,749          5,834,466
                                                                -----------        -----------
    Net increase in net assets from operations..............        811,104          5,532,904
                                                                -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              0           (281,587)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      2,656,829          5,973,951
  Shares issued from merger.................................              0          8,296,275
  Received from dividends reinvested........................              0            281,587
  Paid for shares redeemed..................................     (1,504,184)        (2,638,327)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................      1,152,645         11,913,486
                                                                -----------        -----------
      Increase in net assets................................      1,963,749         17,164,803
Net Assets:
  Beginning of period.......................................     28,098,557         10,933,754
                                                                -----------        -----------
  End of period (a).........................................    $30,062,306        $28,098,557
                                                                ===========        ===========
(a) Includes undistributed net investment income of.........    $   259,952        $    81,300
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ----------------------------------------
                                                                (UNAUDITED)         2003       2002        2001       2000
                                                              ----------------     ------     -------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $10.12          $ 8.10     $ 10.15     $10.66     $10.66
Income from investment operations:
  Net investment income.....................................         0.06            0.12        0.08       0.06       0.06
  Net realized & unrealized gain (loss) on investments......         0.23            2.02       (2.05)     (0.51)      0.04
                                                                   ------          ------     -------     ------     ------
    Total income (loss) from investment operations..........         0.29            2.14       (1.97)     (0.45)      0.10
                                                                   ------          ------     -------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00           (0.12)      (0.08)     (0.06)     (0.06)
  Distributions from net realized capital gains.............         0.00            0.00        0.00       0.00      (0.04)
                                                                   ------          ------     -------     ------     ------
    Total distributions.....................................         0.00           (0.12)      (0.08)     (0.06)     (0.10)
                                                                   ------          ------     -------     ------     ------
Net asset value, end of period..............................       $10.41          $10.12     $  8.10     $10.15     $10.66
                                                                   ======          ======     =======     ======     ======
Total return................................................         2.87%(b)       26.58%     (19.43)%    (4.23)%     1.08%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 30.1          $ 28.1     $  10.9     $ 10.2     $  7.9
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         0.87%(a)        0.97%       1.17%      1.20%      1.25%
    Net investment income...................................         1.23%(a)        1.36%       0.95%      0.63%      0.60%
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         1.02%(a)        1.10%       1.17%      1.20%      1.25%
Portfolio turnover rate.....................................           15%             70%         22%        27%        35%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 OBJECTIVE

The High Income Bond Portfolio seeks high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moodys, or BBB or lower by S&P or Fitch.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    10.62%
Five-year                                    4.78%
Since inception (5/1/98)                     4.19%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National High Income Bond Portfolio returned 2.29% versus 1.35% for the current benchmark, the Lehman Brothers High Yield Bond Index.

During the period, all fixed income products were negatively impacted by a sharp rise in US Treasury Yields. As yields increase, bond prices fall. The increase in Treasury yields were partially, but not totally offset by tightening credit spreads in the high yield market. During the quarter, the spread over Treasuries for the Credit Suisse First Boston High Yield Index tightened 30 basis points from 4.86 % to 4.56 %, partially offsetting the rise in Treasury rates. Further evidence of credit improvement in the market continued to be seen as the corporate default rate has declined and the ratio of credit rating upgrades to credit rating downgrades improved. The balance of supply and demand for new bond issuance also put some technical pressure on the high yield market. During the period, new bond issuance continued at a rigorous pace, while at the same time there were net cash outflows from high yield mutual Portfolios. From a credit quality prospective, there was not as much performance differential as there has been over the past several quarters. The single B sector of the market returned 1.25% slightly outperforming the higher rated BB sector which returned 1.15% and the lower quality CCC sector which returned 1.05%. The outperformance in the single B sector was primarily due to less interest rate sensitivity. From an industry perspective, the cyclical credits in the Basic Industries, Industrial Manufacturing and Building Material sectors all had positive returns and good relative performance, while the Airlines, Telecommunications, and Utility sectors underperformed the market.

The Portfolio continues to be more heavily weighted than the Index in the B credit rating sector and relatively less weighted to the higher quality BB sector. In anticipation that economic growth will ultimately lead to increasing interest rates, the Portfolio maintained a shorter duration than its benchmark. The Portfolio also benefited from strong asset selection as it has remained underweight Utilities and has no exposure to the Airline or Home Construction sectors. Specific holdings which helped the Portfolio's overall performance during the quarter included: Neenah Corporation, Nortek Holdings and Associated Materials, Advantica Restaurant Group and United Agricultural Products. Conversely, positions in El Paso Corp. and Williams Cos., Quest Media, Dex Media, and MGM Grand, Inc., detracted from overall Portfolio.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                HIGH INCOME BOND PORTFOLIO       LEHMAN BROTHERS HIGH YIELD BOND
                                                            (COMMENCED OPERATIONS MAY 1, 1998)                INDEX
                                                            ----------------------------------   -------------------------------
05/01/98                                                                 10000.00                            10000.00
6/98                                                                     10090.00                            10343.00
                                                                          9958.83                            10838.40
6/99                                                                     10171.90                            10775.60
                                                                         10157.70                            10880.10
6/00                                                                      9963.70                            11229.30
                                                                          9435.62                            11979.50
6/01                                                                      9655.47                            12389.20
                                                                          9838.92                            12971.40
6/02                                                                      9857.62                            13599.30
                                                                         10230.20                            13154.60
6/03                                                                     11615.40                            15586.90
                                                                         12560.90                            16966.30
6/04                                                                     12848.50                            17195.30

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Lehman Brothers High Yield Bond Index includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. The index is unmanaged, and investments cannot be made in an index.

 TOP 10 LONG-TERM BOND HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Targeted Return Index
     Securities (High Yield TRAINS)
     8.218% 08/01/15                        3.6
 2.  Qwest Corp. 9.125% 03/15/12            1.2
 3.  Qwest Services Corp. 13.500%
     12/15/10                               1.1
 4.  Allied Waste N.A. Ser. B 7.625%
     01/01/06                               0.9
 5.  Vertis Inc. 10.875% 06/15/09           0.8
 6.  Georgia Pacific Corp. 9.375%
     02/01/13                               0.7
 7.  Nextel Communications 7.375%
     08/01/15                               0.7
 8.  El Paso Energy Corp. 7.800%
     08/01/31                               0.7
 9.  Williams Cos. Inc. 7.875%
     09/01/21                               0.7
10.  JC Penney Co. Inc. 9.000%
     08/01/12                               0.7

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                     % of Net Assets
 1.  Oil, Energy & Natural Gas             6.5
 2.  Food, Beverage & Tobacco              6.4
 3.  Telecommunications & Related          6.3
 4.  Casinos & Gaming                      6.3
 5.  Media & Publishing                    5.6

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (1.6%)
$   75,000   Alliant Techsystems Inc. 8.500%
              05/15/11..........................  $    81,375
    50,000   Argo Tech Corp. 9.2500% 06/01/11
              (144A)............................       51,750
    75,000   Hexcel Corp. 9.750% 01/15/09.......       79,125
    50,000   Hexcel Corp. 9.875% 10/01/08.......       55,125
   175,000   L-3 Communications Corp. 6.125%
              01/15/14..........................      169,750
   100,000   Transdigm Inc. 8.375% 07/15/11.....      103,500
                                                  -----------
                                                      540,625
                                                  -----------
             AGRICULTURE (0.2%)
    75,000   Hines Nurseries Inc. 10.250%
              10/01/11..........................       81,375
                                                  -----------
             AUTOMOTIVE & RELATED (3.1%)
    50,000   Accuride Corp. Ser. B 9.250%
              02/01/08..........................       51,125
   100,000   Advanced Accessory Systems 10.750%
              06/15/11..........................       98,500
    50,000   Dana Corp. 9.000% 08/15/11.........       58,750
   100,000   General Motors Corp. 7.125%
              07/15/13..........................      102,981
   100,000   General Motors Corp. 8.375%
              07/15/33..........................      105,586
    50,000   Lear Corp. Ser. B 7.960%
              05/15/05..........................       52,388
   100,000   Rexnord Corp. 10.125% 12/15/12.....      110,500
   100,000   Stoneridge Inc. 11.500% 05/01/12...      117,000
   100,000   Transportation Technology 12.500%
              03/31/10 (144A)...................       99,500
   173,000   TRW Automotive Inc. 11.000%
              02/15/13..........................      205,870
    75,000   United Components Inc. 9.375%
              06/15/13..........................       76,875
                                                  -----------
                                                    1,079,075
                                                  -----------
             BROADCAST RADIO & TV (4.3%)
   100,000   CableVision Systems Corp. 8.000%
              04/15/12 (144A)...................       99,500
   200,000   Charter Communications 9.920%
              04/01/11..........................      158,500
   150,000   Charter Communications II 10.250%
              09/15/10 (144A)...................      152,625
   150,000   CSC Holdings Inc. 7.250%
              07/15/08..........................      152,625
    50,000   CSC Holdings Inc. Ser. B 8.125%
              07/15/09..........................       52,250
    50,000   CSC Holdings Inc. 6.750% 04/15/12
              (144A)............................       48,500
   125,000   Directv Holdings/Finance 8.375%
              03/15/13..........................      139,063
   200,000   Echostar DBS Corp. 5.750%
              10/01/08..........................      198,500
   200,000   Kabel Deutschland 10.625% 07/01/14
              (144A)............................      206,500
    75,000   Lodgenet Entertainment 9.500%
              06/15/13..........................       81,562
   100,000   Sinclair Broadcast Group 8.750%
              12/15/11..........................      107,250
    47,170   *XM Satellite Radio Holdings Inc.
              due 12/31/09 0% to 12/31/05 then
              14.000%...........................       44,576
    47,000   XM Satellite Radio Holdings Inc.
              12.000% 06/15/10..................       54,050
                                                  -----------
                                                    1,495,501
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             BUILDING & CONSTRUCTION (4.0%)
$   50,000   Associated Materials Inc. 9.750%
              04/15/12..........................  $    55,750
   150,000   *Associated Materials Inc. due
              03/01/14, 0% to 03/01/09 then
              11.250% (144A)....................      101,250
   100,000   Brand Services Inc. 12.000%
              10/15/12..........................      116,500
   100,000   Collins & Aikman Floorcoverings
              9.750% 02/15/10...................      102,000
    75,000   Erico Int'l. Corp. 8.875% 03/01/12
              (144A)............................       76,875
   125,000   Euramax Int'l. PLC 8.500%
              08/15/11..........................      131,250
   125,000   Interline Brands Inc. 11.500%
              05/15/11..........................      138,750
    50,000   Maax Corp. 9.750% 06/15/12
              (144A)............................       51,952
   100,000   MMI Products Inc. Ser. B 11.250%
              04/15/07..........................       96,500
    75,000   Mueller Group Inc. 10.000% 05/01/12
              (144A)............................       78,375
   100,000   NCI Building Systems Inc. Ser. B
              9.250% 05/01/09...................      104,625
    75,000   Norcraft Companies LLC 9.000%
              11/01/11 (144A)...................       79,500
   150,000   *Nortek Holdings Inc. due 5/15/11
              0% to 11/15/07 then 10.000%
              (144A)............................      119,250
    75,000   Ply Gem Inds. Inc. 9.000% 02/15/12
              (144A)............................       76,500
    50,000   US Concrete Inc. 8.375% 04/01/14
              (144A)............................       50,250
                                                  -----------
                                                    1,379,327
                                                  -----------
             BUSINESS SERVICES (0.8%)
    75,000   Brickman Group Ltd. 11.750%
              12/15/09..........................       86,625
    50,000   *Language Line Inc. due 06/15/13 0%
              to 06/15/09 then 14.125% (144A)...       26,375
    50,000   Language Line Inc. 11.250% 06/15/12
              (144A)............................       51,000
   100,000   Sitel Corp. 9.250% 03/15/06........       98,500
                                                  -----------
                                                      262,500
                                                  -----------
             CASINOS & GAMING (6.3%)
    50,000   American Casino & Entertainment
              7.850% 02/01/12 (144A)............       51,000
    50,000   Boyd Gaming Corp. 8.750%
              04/15/12..........................       53,375
    50,000   Boyd Gaming Corp. 7.750%
              12/15/12..........................       50,563
    75,000   Coast Hotels & Casino 9.500%
              04/01/09..........................       79,125
   100,000   Global Cash Acc/Finance 8.750%
              03/15/12 (144A)...................      104,875
    75,000   Harrahs Operating Co. Inc. 7.875%
              12/15/05..........................       79,687
    50,000   Isle of Capri Casinos Inc. 9.000%
              03/15/12..........................       54,438

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CASINOS & GAMING (CONTINUED)
$   75,000   Majestic Star Casino 9.500%
              10/15/10..........................  $    75,938
    50,000   Mandalay Resort 9.375% 02/15/10....       54,750
   175,000   Mandalay Resort 10.250% 08/01/07...      196,875
   150,000   MGM Grand Inc. 9.750% 06/01/07.....      165,000
    25,000   MGM Grand Inc. 6.000% 10/01/09.....       24,625
    75,000   MGM Mirage 8.500% 09/15/10.........       81,375
   100,000   MGM Mirage 8.375% 02/01/11.........      105,500
    75,000   MGM Mirage / MGM Grand 5.875%
              02/27/14 (144A)...................       68,625
    50,000   Mohegan Tribal Gaming 8.000%
              04/01/12..........................       53,563
    50,000   Mohegan Tribal Gaming 6.375%
              07/15/09..........................       50,437
   100,000   MTR Gaming Group Ser. B 9.750%
              04/01/10..........................      108,000
   100,000   Park Place Entertainment 8.125%
              05/15/11..........................      106,625
   150,000   Park Place Entertainment 7.875%
              03/15/10..........................      158,250
    75,000   Penn National Gaming Inc. 11.125%
              03/01/08..........................       83,063
   100,000   Station Casinos Inc. 6.500%
              02/01/14..........................       96,250
   100,000   Sun Int'l. Hotels Ltd. 8.875%
              08/15/11..........................      107,250
    75,000   Venetian Casino/LV Sands 11.000%
              06/15/10..........................       86,719
    50,000   Wynn Las Vegas LLC 12.000%
              11/01/10..........................       60,000
                                                  -----------
                                                    2,155,908
                                                  -----------
             CHEMICALS (5.1%)
   150,000   BCP Caylux Hldg. Lux Sca 9.625%
              06/15/14 (144A)...................      156,750
    50,000   Compass Minerals Group 10.000%
              08/15/11..........................       55,875
    50,000   *Compass Minerals Int'l. due
              12/15/12 0% to 12/15/07 then
              12.750%...........................       39,750
   100,000   Equistar Chemical Funding 10.125%
              09/01/08..........................      110,500
    50,000   FMC Corp. 10.250% 11/01/09.........       57,875
    50,000   Foamex LP 9.875% 06/15/07..........       41,500
    50,000   Foamex LP 10.750% 04/01/09.........       49,750
    50,000   Huntsman Advanced Materials 11.000%
              07/15/10 (144A)...................       56,625
   200,000   Huntsman ICI Chemicals 10.125%
              07/01/09..........................      204,000
    75,000   Invista 9.250% 05/01/12 (144A).....       75,750
    75,000   Koppers Inc. 9.875% 10/15/13.......       82,500
    50,000   Lyondell Chemical Co. Ser. A 9.625%
              05/01/07..........................       52,500
   100,000   Lyondell Chemical Co. 9.875%
              05/01/07..........................      105,250
    75,000   Lyondell Chemical Co. 10.875%
              05/01/09..........................       78,938
   100,000   Lyondell Chemical Co. 9.500%
              12/15/08..........................      105,000
    50,000   Nalco Company 8.875% 11/15/13
              (144A)............................       52,500
    50,000   Nalco Company 7.750% 11/15/11
              (144A)............................       52,500
   100,000   *Nalco Finance Holdings Inc. due
              02/01/14 0% to 02/01/09 then
              9.000% (144A).....................       67,000

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CHEMICALS (CONTINUED)
$  125,000   Rhodia SA 8.875% 06/01/11 (144A)...  $   105,937
   100,000   *Salt Hldgs. / Compass Minerals due
              06/01/13 0% to 6/01/08 then
              12.000%...........................       77,500
    50,000   Union Carbide Chemical & Plastic
              7.875% 04/01/23...................       48,437
    50,000   Union Carbide Corp. 8.750%
              08/01/22..........................       49,437
    50,000   Union Carbide Corp. 7.500%
              06/01/25..........................       46,687
                                                  -----------
                                                    1,772,561
                                                  -----------
             COMPUTER & RELATED (0.5%)
   125,000   Activant Solutions 10.500%
              06/15/11..........................      132,500
    50,000   Unisys Corp. 6.875% 03/15/10.......       51,750
                                                  -----------
                                                      184,250
                                                  -----------
             CONSUMER PRODUCTS (4.9%)
    50,000   American Achievement Corp. 8.250%
              04/01/12 (144A)...................       51,000
    75,000   Ames True Temper Inc. 10.000%
              07/15/12 (144A)...................       76,125
   125,000   Armkel Corp. 9.500% 08/15/09.......      137,187
    75,000   Chattem Inc. 7.000% 03/01/14.......       72,000
    75,000   Icon Health & Fitness Inc. 11.250%
              04/01/12..........................       82,125
   175,000   Jarden Corp. / Alltrisa Corp.
              9.750% 05/01/12...................      191,625
   200,000   *Jostens Holding Corp. due 12/01/13
              0% to 12/01/08 then 10.250%.......      136,000
    75,000   Jostens Inc. 12.750% 05/01/10......       85,125
    50,000   K2 Corp. 7.375% 07/01/14 (144A)....       51,378
    75,000   Leiner Health Products 11.000%
              06/01/12 (144A)...................       77,625
    50,000   *NBC Acquisition Corp. due 03/15/13
              0% to 03/15/08 then 11.000%.......       31,750
    75,000   Nebraska Book Co. 8.625%
              03/15/12..........................       74,063
   100,000   Playtex Products Inc. 9.375%
              06/01/11..........................       99,250
   100,000   Sealy Mattress Co. 8.250% 06/15/14
              (144A)............................      101,000
    75,000   Simmons Co. 7.875% 01/15/14
              (144A)............................       76,687
    83,000   Tempur Pedic Inc. 10.250%
              08/15/10..........................       93,998
    75,000   True Temper Sports Inc. 8.375%
              09/15/11..........................       75,375
   100,000   United Inds. Corp. Ser. D 9.875%
              04/01/09..........................      104,875
    75,000   WH Holdings / WH Capital 9.500%
              04/01/11 (144A)...................       78,188
                                                  -----------
                                                    1,695,376
                                                  -----------
             CONTAINERS & PACKAGING (2.7%)
   100,000   Berry Plastics Corp. 10.750%
              07/15/12..........................      111,500
    50,000   Graham Pkg. Co. 4.795% 01/15/08....       47,750
   100,000   Graham Pkg. Co. 8.750% 01/15/08....      101,000
    50,000   Greif Bros. Corp. 8.875%
              08/01/12..........................       54,000
    50,000   Owens Brockway Glass 7.750%
              05/15/11..........................       52,000
    50,000   Owens Brockway Glass 8.250%
              05/15/13..........................       51,750

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CONTAINERS & PACKAGING (CONTINUED)
$  125,000   Owens-Illinois Inc. 8.100%
              05/15/07..........................  $   129,375
   100,000   Owens-Illinois Inc. 7.150%
              05/15/05..........................      103,250
    25,000   Plastipak Hldgs. Inc. 10.750%
              09/01/11..........................       26,875
    50,000   Pliant Corp. 13.000% 06/01/10......       45,250
    50,000   Pliant Corp. 11.125% 09/01/09......       54,000
    50,000   Pliant Corp. / Huntsman Packaging
              13.000% 06/01/10..................       45,250
     8,349   Russell Stanley Holdings 9.000%
              11/30/08 (144A) (b)...............           83
   125,000   Tekni-Plex Inc. Ser. B 12.750%
              06/15/10..........................      120,625
                                                  -----------
                                                      942,708
                                                  -----------
             DIVERSIFIED (4.0%)
   125,000   Eagle Picher Inds. 9.750%
              09/01/13..........................      135,000
 1,200,000   Targeted Return Index Securities
              (High Yield TRAINS) 8.218%
              08/01/15 (144A)...................    1,247,264
                                                  -----------
                                                    1,382,264
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (1.0%)
    57,000   AMI Semiconductor Inc. 10.750%
              02/01/13..........................       66,761
   100,000   Ingram Micro Inc. 9.875%
              08/15/08..........................      110,250
    50,000   Seagate Technology 8.000%
              05/15/09..........................       52,500
   100,000   Telex Communications 11.500%
              10/15/08..........................      106,500
                                                  -----------
                                                      336,011
                                                  -----------
             ENTERTAINMENT & LEISURE (2.6%)
   150,000   AMC Entertainment Inc. 9.875%
              02/01/12..........................      157,875
   175,000   *Cinemark Inc. due 03/15/14 0% to
              03/15/09 then 9.750% (144A).......      115,063
    50,000   Cinemark USA Inc. 9.000%
              02/01/13..........................       54,750
    75,000   Intrawest Corp. 10.500% 02/01/10...       81,469
    75,000   Six Flags Inc. 9.750% 04/15/13.....       75,937
   200,000   Universal City Development 11.750%
              04/01/10..........................      232,500
    75,000   Vivendi Universal 9.250%
              04/15/10..........................       88,687
    75,000   Vivendi Universal 6.250%
              07/15/08..........................       79,969
                                                  -----------
                                                      886,250
                                                  -----------
             ENVIRONMENTAL SERVICES & EQUIPMENT (1.9%)
   300,000   Allied Waste N.A. Ser. B 7.625%
              01/01/06..........................      315,375
    75,000   Allied Waste N.A. Ser. B 9.250%
              09/01/12..........................       84,187
   100,000   Clean Harbors Inc. 11.250% 07/15/12
              (144A)............................      101,500
   100,000   Sensus Metering Systems 8.625%
              12/15/13 (144A)...................       96,500
    50,000   Synagro Tech. Inc. 9.500%
              04/01/09..........................       52,500
                                                  -----------
                                                      650,062
                                                  -----------
             FINANCIAL INSTITUTIONS (0.3%)
   100,000   Dollar Financial Group 9.750
              11/15/11..........................      105,000
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (6.4%)
    24,000   Agrilink Foods Inc. 11.875%
              11/01/08..........................       25,620
    75,000   American Seafoods Group 10.125%
              04/15/10..........................       90,000

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO (CONTINUED)
$   50,000   B&G Foods Inc. 9.625% 08/01/07.....  $    51,125
    75,000   Commonwealth Brands Inc 10.625%
              09/01/08 (144A)...................       80,438
    75,000   Constellation Brands Inc. 8.000%
              02/15/08..........................       81,188
    50,000   Cott Beverages Inc. 8.000%
              12/15/11..........................       53,250
   175,000   Del Monte Corp. Ser. B 9.250%
              05/15/11..........................      189,875
    50,000   Del Monte Corp. 8.625% 12/15/12....       53,750
    50,000   Dimon Inc. 7.750% 06/01/13.........       46,625
    50,000   Dimon Inc. Ser. B 9.625%
              10/15/11..........................       50,875
   100,000   Dole Food Inc. 8.625% 05/01/09.....      105,750
    50,000   Dole Food Inc. 7.250% 06/15/10.....       49,250
    50,000   Dole Food Inc. 8.875% 03/15/11.....       53,125
   100,000   Eagle Family Foods Inc. Ser. B
              8.750% 01/15/08...................       74,500
    75,000   Gold Kist Inc. 10.250% 3/15/14
              (144A)............................       81,750
    75,000   Land O'Lakes Inc. 8.750%
              11/15/11..........................       70,125
   100,000   Michael Foods Inc. 8.000%
              11/15/13..........................      103,750
    50,000   National Beef Packaging 10.500%
              08/01/11..........................       53,250
   125,000   Pierre Foods Inc. 9.875% 07/15/12
              (144A)............................      127,500
   100,000   Pilgrim's Pride 9.625% 09/15/11....      110,750
    75,000   Pilgrim's Pride 9.250% 11/15/13....       80,062
    75,000   Reddy Ice Group Inc. 8.875%
              08/01/11..........................       79,500
   175,000   Smithfield Foods Inc. Ser. B 8.000%
              10/15/09..........................      188,563
    50,000   Standard Comm. 8.000% 04/15/12
              (144A)............................       49,125
    50,000   Swift & Co. 10.125% 10/01/09.......       53,875
    50,000   Swift & Co. 12.500% 01/01/10.......       53,625
   125,000   *UAP Holding Corp. due 07/15/12 0%
              to 01/15/08 then 10.750% (144A)...       97,500
    50,000   United Agri Products 8.250%
              12/15/11 (144A)...................       55,500
                                                  -----------
                                                    2,210,246
                                                  -----------
             FORESTRY & PAPER PRODUCTS (3.6%)
    50,000   Boise Cascade Corp. 7.000%
              11/01/13..........................       51,250
   150,000   Georgia-Pacific Corp. 7.500%
              05/15/06..........................      159,750
   125,000   Georgia-Pacific Corp. 8.125%
              05/15/11..........................      138,125
   225,000   Georgia-Pacific Corp. 9.375%
              02/01/13..........................      257,063
   100,000   Graphic Packaging Int'l. 9.500%
              08/15/13..........................      109,000
   100,000   Jefferson Smurfit Corp. 8.250%
              10/01/12..........................      104,000
    89,756   MDP Acquisitions PLC 15.500%
              10/01/13..........................      105,014
    50,000   MDP Acquisitions PLC 9.625%
              10/01/12..........................       55,750
    75,000   Riverside Forest Product 7.875%
              03/01/14 (144A)...................       77,250
    75,000   Stone Container Corp. 9.750%
              02/01/11..........................       82,875
   100,000   Tembec Industries Inc. 8.500%
              02/01/11..........................      101,500
                                                  -----------
                                                    1,241,577
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             HOTEL & MOTEL (1.9%)
$   50,000   Courtyard By Marriott II Ser. B
              10.750% 02/01/08..................  $    50,375
   100,000   Florida Panthers 9.875% 04/15/09...      105,750
    50,000   Hilton Hotels Corp. 8.250%
              02/15/11..........................       55,875
   100,000   Hilton Hotels Corp. 7.625%
              05/15/08..........................      108,375
    80,000   HMH Properties Inc. Ser. B 7.875%
              08/01/08..........................       82,200
    75,000   Royal Caribbean Cruises 8.000%
              05/15/10..........................       81,187
   150,000   Starwood Hotels & Resort 7.375%
              05/01/07..........................      160,125
                                                  -----------
                                                      643,887
                                                  -----------
             MACHINERY (1.4%)
    75,000   Agco Corp. 9.500% 05/01/08.........       81,750
   150,000   Case New Holland Inc. 9.250%
              08/01/11 (144A)...................      159,000
    50,000   Columbus McKinnon Corp. 8.500%
              04/01/08..........................       45,750
    50,000   Columbus McKinnon Corp. 10.000%
              08/01/10..........................       53,000
   100,000   NationsRent Cos. 9.500% 10/15/10
              (144A)............................      106,000
    50,000   United Rentals Inc. 6.500%
              02/15/12..........................       47,250
                                                  -----------
                                                      492,750
                                                  -----------
             MANUFACTURING (1.9%)
    50,000   Aearo Co. 8.250% 04/15/12 (144A)...       51,250
    50,000   Amsted Industries 10.250% 10/15/11
              (144A)............................       54,250
   100,000   Norcross Safety Products 9.875%
              08/15/11..........................      107,500
    75,000   Polypore Inc. 8.750% 05/15/12
              (144A)............................       79,500
    75,000   Thermadyne Holdings 9.250%
              02/01/14..........................       74,437
   125,000   Tyco Int'l. Group 6.375%
              06/15/05..........................      129,421
   150,000   Tyco Int'l. Group 5.800%
              08/01/06..........................      156,933
                                                  -----------
                                                      653,291
                                                  -----------
             MEDIA & PUBLISHING (5.6%)
   150,000   Advanstar Communications Ser. B
              12.000% 02/15/11..................      160,500
    50,000   *Advanstar Inc. due 10/15/11 0% to
              10/15/05 then 15.000%.............       40,375
    75,000   Affinity Group Inc. 9.000% 02/15/12
              (144A)............................       77,719
    75,000   American Media Operation Ser. B
              10.250% 05/01/09..................       77,625
    75,000   American Media Operation 8.875%
              01/15/11..........................       73,125
    75,000   Block Communications Inc. 9.250%
              04/15/09..........................       78,937
    50,000   Cadmus Communications Corp. 8.375%
              06/15/14 (144A)...................       50,125
   200,000   Dex Media East 12.125% 11/15/12....      234,500
   125,000   Dex Media West 9.875% 08/15/13.....      138,125
   275,000   *Dex Media Inc due 11/15/13 0% to
              11/15/08 then 9.000% (144A).......      178,750

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             MEDIA & PUBLISHING (CONTINUED)
$   75,000   *HM Publishing Corp. due 10/15/13
              0% to 10/15/08 then 11.500%.......  $    39,562
    50,000   Lamar Media Corp. 7.250%
              01/01/13..........................       51,250
    75,000   Liberty Group Operating Inc. 9.375%
              02/01/08..........................       75,000
    50,000   Quebecor Media Inc. 11.125%
              07/15/11..........................       57,250
    50,000   *Quebecor Media Inc. due 7/15/11 0%
              to 07/01/06 then 13.750%..........       46,500
    75,000   Readers Digest Assn. Inc. 6.500%
              03/01/11..........................       73,688
    50,000   RH Donnelley Financial Corp.
              10.875% 12/15/12 (144A)...........       58,375
    50,000   RH Donnelley Financial Corp.
              10.875% 12/15/12..................       58,375
   250,000   Vertis Inc. 10.875% 06/15/09.......      271,250
    33,000   Yell Finance BV 10.750% 08/01/11...       38,692
    65,000   *Yell Finance BV due 08/01/11 0% to
              08/01/06 then 13.500%.............       61,425
                                                  -----------
                                                    1,941,148
                                                  -----------
             MEDICAL & RELATED (5.0%)
   100,000   Alaris Medical Systems Inc. 7.250%
              07/01/11..........................      111,000
   175,000   Ameripath Inc. 10.500% 04/01/13....      177,625
   100,000   Ardent Health Services 10.000%
              08/15/13..........................      107,500
    50,000   Concentra Operating Corp. 9.500%
              08/15/10..........................       53,500
    50,000   Concentra Operating Corp. 9.125%
              06/01/12 (144A)...................       52,625
   125,000   Fisher Scientific Int'l. 8.000%
              09/01/13..........................      134,062
    50,000   Hanger Orthopedic Group 10.375%
              02/15/09..........................       51,625
   125,000   HCA Inc. 6.910% 06/15/05...........      129,068
   125,000   HCA Inc. 6.750% 07/15/13...........      128,565
   175,000   HCA - The Health Care Co. 8.750%
              09/01/10..........................      199,724
    50,000   Magellan Health Services 9.375%
              11/15/08..........................       53,875
    50,000   Manor Care Inc. 8.000% 03/01/08....       55,477
    50,000   Medical Device Mfg. 10.000%
              07/15/12 (144A)...................       51,250
    75,000   Sybron Dental Specialties Services
              8.125% 06/15/12...................       80,625
    75,000   Tenet Healthcare Corp. 9.875%
              07/01/14 (144A)...................       76,500
    50,000   Universal Hospital Services 10.125%
              11/01/11..........................       51,250
   150,000   Vanguard Health Systems 9.750%
              08/01/11..........................      163,125
    50,000   VWR Int'l. Inc. 8.000% 04/15/14
              (144A)............................       51,250
                                                  -----------
                                                    1,728,646
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             METALS & MINING (2.2%)
$   50,000   California Steel 6.125% 03/15/14...  $    46,875
    50,000   Commonwealth Aluminum Co. 10.750%
              10/01/06..........................       50,500
   125,000   IMCO Recycling Inc. 10.375%
              10/15/10..........................      134,687
    75,000   Ispat Inland ULC 9.750% 04/01/14
              (144A)............................       78,000
   100,000   Neenah Corp. 11.000% 09/30/10
              (144A)............................      106,500
    62,056   Neenah Corp. 13.000% 09/30/13
              (144A)............................       62,056
    50,000   *Republic Tech. 13.750%
              07/15/09 (b)(c)...................           --
    75,000   Ryerson Tull Inc. 9.125%
              07/15/06..........................       78,750
    63,000   United States Steel LLC 9.750%
              05/15/10..........................       69,773
    50,000   Valmont Inds. Inc. 6.875% 05/01/14
              (144A)............................       49,250
    75,000   Wise Metals Group LLC 10.250%
              05/15/12 (144A)...................       76,312
                                                  -----------
                                                      752,703
                                                  -----------
             MISCELLANEOUS (0.9%)
    50,000   Da-Lite Screen Co. Inc. 9.500%
              05/15/11 (144A)...................       52,000
   100,000   Milacron Escrow Corp. 11.500%
              05/15/11 (144A)...................      102,500
   150,000   UGS Corp. 10.000% 06/01/12
              (144A)............................      160,125
                                                  -----------
                                                      314,625
                                                  -----------
             OFFICE EQUIPMENT (1.0%)
    50,000   Danka Business Systems 11.000%
              06/15/10..........................       52,000
   175,000   Xerox Corp. 9.750% 01/15/09........      200,375
   100,000   Xerox Corp. 7.625% 06/15/13........      103,000
                                                  -----------
                                                      355,375
                                                  -----------
             OIL, ENERGY & NATURAL GAS (6.5%)
    50,000   ANR Pipeline Co. 8.875% 03/15/10...       54,750
    50,000   Chesapeake Energy Corp. 7.500%
              06/15/14 (144A)...................       51,625
   125,000   Citgo Petroleum Corp. 11.375%
              02/01/11..........................      146,250
   100,000   Compton Petroleum Corp. 9.900%
              05/15/09..........................      108,750
    50,000   Continental Resources 10.250%
              08/01/08..........................       51,875
   300,000   El Paso Energy Corp. 7.800%
              08/01/31..........................      243,000
   125,000   El Paso Energy Corp. 8.050%
              10/15/30..........................      102,500
   100,000   El Paso Energy Corp. 6.750%
              05/15/09..........................       90,750
   100,000   El Paso Production 7.750%
              06/01/13..........................       92,750
    50,000   Ferrellgas Partners LP 6.750%
              06/01/12 (144A)...................       48,250
    25,000   Magnum Hunter Resources 9.600%
              03/15/12..........................       27,625
    75,000   Pacific Energy Partners 7.125%
              06/15/14 (144A)...................       76,500
   100,000   Petroleum Helicopters 9.375%
              05/01/09..........................      105,500
    50,000   Range Resources 7.375% 07/15/13
              (144A)............................       50,000
    50,000   Semco Energy 7.125% 05/15/08.......       51,500
   125,000   Swift Energy Co. 9.375% 05/01/12...      133,750
   225,000   Tennessee Gas Pipeline 8.375%
              06/15/32..........................      221,063
    50,000   Tesoro Petroleum Corp. Ser. B
              9.625% 11/01/08...................       55,000

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (CONTINUED)
$   75,000   Tesoro Petroleum Corp. 8.000%
              04/15/08..........................  $    80,625
    50,000   Transcontinental Gas Pipe Ser. B
              8.875% 07/15/12...................       56,750
    75,000   Williams Cos. Inc. 7.625%
              07/15/19..........................       72,750
   250,000   Williams Cos. Inc. 7.875%
              09/01/21..........................      242,500
    50,000   Williams Cos. Inc. 8.625%
              06/01/10..........................       55,125
                                                  -----------
                                                    2,219,188
                                                  -----------
             REAL ESTATE & LEASING (0.2%)
    75,000   CBRE Escrow Inc. 9.750% 05/15/10...       82,875
                                                  -----------
             RESTAURANTS (0.7%)
   100,000   Carrols Corp. 9.500% 12/01/08......      104,000
    50,000   Dennys Corp. 11.250% 01/15/08......       48,000
    75,000   Dominos Inc. 8.250% 07/01/11.......       79,125
                                                  -----------
                                                      231,125
                                                  -----------
             RETAIL (3.9%)
   125,000   Buhrmann US Inc. 12.250%
              11/01/09..........................      138,125
   100,000   Couche Tard Financing Co. 7.500%
              12/15/13..........................       99,750
    75,000   Finlay Fine Jewelry Corp. 8.375%
              06/01/12 (144A)...................       78,375
   125,000   FTD Inc. 7.750% 02/15/14...........      118,750
    50,000   General Nutrition Center 8.500%
              12/01/10 (144A)...................       52,000
   200,000   JC Penney Co. Inc. 9.000%
              08/01/12..........................      237,000
   100,000   Lazy Days RV Center 11.750%
              05/15/12 (144A)...................      105,500
    75,000   Michaels Stores Inc. 9.250%
              07/01/09..........................       82,500
   100,000   PCA Int'l. Inc. 11.875% 08/01/09...      108,000
    75,000   Petro Stopping Center 9.000%
              02/15/12 (144A)...................       74,625
   175,000   Rite Aid Corp. 8.125% 05/01/10.....      185,500
    50,000   United Auto Group Inc. 9.625%
              03/15/12..........................       55,000
                                                  -----------
                                                    1,335,125
                                                  -----------
             TELECOMMUNICATIONS & RELATED (6.3%)
   100,000   Alaska Comm. Systems 9.875%
              08/15/11..........................      104,500
   100,000   American Cellular Corp. 10.000%
              08/01/11..........................       87,500
   100,000   Cincinnati Bell Inc. 7.250%
              07/15/13..........................       94,500
    75,000   Cincinnati Bell Inc. 8.375%
              01/15/14..........................       67,875
    50,000   Eircom Funding 8.250% 08/15/13.....       52,250
    50,000   Inmarsat Finance Plc 7.625%
              06/30/12 (144A)...................       49,000
   150,000   Nextel Communications 9.375%
              11/15/09..........................      161,625
   250,000   Nextel Communications 7.375%
              08/01/15..........................      253,125
    68,000   Nextel Partners Inc. 12.500%
              11/15/09..........................       79,730
   150,000   PanAmSat Corp. 8.500% 02/01/12.....      170,438
    50,000   Primus Telecom. 8.000% 01/15/14
              (144A)............................       44,250
    75,000   Rogers Wireless Inc. 6.3750%
              03/01/14 (144A)...................       69,563
    50,000   Qwest Capital Funding 7.250%
              02/15/11..........................       43,250

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (CONTINUED)
$  375,000   Qwest Corp. 9.125% 03/15/12
              (144A)............................  $   411,563
   325,000   Qwest Services Corp. 13.500%
              12/15/10 (144A)...................      379,438
    50,000   Superior Essex Comm. 9.000%
              04/15/12 (144A)...................       48,500
    50,000   US Unwired Inc. 10.000% 06/15/12
              (144A)............................       50,875
                                                  -----------
                                                    2,167,982
                                                  -----------
             TEXTILES (1.2%)
    75,000   GFSI Inc. Ser. B 9.625% 03/01/07...       72,375
    75,000   *Glenoit Corp. 11.000% 04/15/07 (b)
              (c)...............................            1
    50,000   Levi Strauss & Co. 11.625%
              01/15/08..........................       49,250
    50,000   Phillips-Van Heusen Corp. 8.125%
              05/01/13..........................       52,625
   150,000   Warnaco Group Inc. 8.875%
              06/15/13..........................      160,500
    65,000   William Carter Co. Ser. B 10.875%
              08/15/11..........................       73,450
                                                  -----------
                                                      408,201
                                                  -----------
             TRANSPORTATION (0.6%)
    50,000   Allied Holdings Inc. Ser. B 8.625%
              10/01/07..........................       44,750
   150,000   Stena Line AB 9.625% 12/01/12......      166,875
                                                  -----------
                                                      211,625
                                                  -----------
             UTILITIES (3.0%)
    79,564   Caithness Coso Fund Corp. Ser. B
              9.050% 12/15/09...................       87,122
    75,000   Calpine Canada Energy 8.500%
              05/01/08..........................       51,375
    50,000   Calpine Corp. 8.500% 02/15/11......       33,500
   150,000   CMS Energy Corp. 8.900% 07/15/08...      158,437
   125,000   Illinois Power Co. 11.500%
              12/15/10..........................      148,125
   125,000   Nevada Power Co. 9.000% 08/15/13...      136,250
    50,000   Nevada Power Co. 6.500% 04/15/12
              (144A)............................       47,431
    75,000   NRG Energy Inc. 8.000% 12/15/13
              (144A)............................       76,312
   125,000   PSEG Energy Holdings 10.000%
              10/01/09..........................      142,812
   125,000   Reliant Resources Inc. 9.500%
              07/15/13..........................      135,625
                                                  -----------
                                                    1,016,989
                                                  -----------
             TOTAL LONG TERM BONDS & NOTES
              (95.6%)...........................  $32,956,151
                                                  -----------

                                                       FAIR
  SHARES                PREFERRED STOCKS              VALUE
-------------------------------------------------------------
             RETAIL (0.2%)
        75   General Nutrition Center (144A).......  $ 81,562
                                                     --------
             MEDIA & PUBLISHING (0.3%)
       650   Primedia Inc. Ser. H..................    56,225
       400   Primedia Inc. Ser. F..................    35,600
                                                     --------
                                                       91,825
                                                     --------

                                                       FAIR
  SHARES                PREFERRED STOCKS              VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (0.0%)
       814   McLeodUSA Inc. Ser. A.................  $  2,117
                                                     --------
             TOTAL PREFERRED STOCKS (0.5%).........  $175,504
                                                     --------

                                                      FAIR
  SHARES                 COMMON STOCKS                VALUE
------------------------------------------------------------
             CHEMICALS (0.0%)
        17   *General Chemical Ind. (b)............  $ 2,605
                                                     -------
             METALS & MINING (0.0%)
     9,945   ACP Holding Co. (144A)................   11,188
                                                     -------
             RETAIL (0.1%)
     1,159   *Simonds Inds. (b)....................   28,303
                                                     -------
             TELECOMMUNICATIONS & RELATED (0.1%)
       203   *NTL Inc. ............................   11,697
       796   *Viatel Holding Ltd. .................      716
                                                     -------
                                                      12,413
                                                     -------
             TOTAL COMMON STOCKS (0.2%)............  $54,509
                                                     -------

                                                       FAIR
  SHARES                    WARRANTS                  VALUE
------------------------------------------------------------
       293   AMF Bowling Worldwide..................  $  103
         7   General Chemical Ind. (b)..............      --
        10   General Chemical Ind. (b)..............      --
     1,805   McLeodUSA Inc. ........................     253
        50   MDP Acquisition PLC (144A).............       1
        75   Pliant Corp. ..........................       1
     1,000   Russell-Stanley Holdings Inc. (b)......      --
        50   XM Satellite Radio Holdings Inc. ......   2,775
                                                      ------
             TOTAL WARRANTS (0.0%)..................  $3,133
                                                      ------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.5%)
$  880,000   US Bank 0.800% 07/01/04 Repurchase
              price $880,060 Collateralized by
              Freddie Mac Mortgage Back Pool
              #762491 Fair Value: $926,717 Due:
              11/01/18 Interest: 4.500%.........  $   880,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (2.5%)............................  $   880,000
                                                  -----------
             TOTAL HOLDINGS (98.8%) (COST
              $33,030,896) (A)..................  $34,069,297
             NET OTHER ASSETS (LIABILITIES)
              (1.2%)............................      415,832
                                                  -----------
             NET ASSETS (100.0%)................  $34,485,129
                                                  ===========

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,385,950.
   (b)  Represents an illiquid security.
   (c)  Represents a defaulted security.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $8,342,635 or 24.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $33,030,896)......................  $34,069,297
  Receivable for securities sold............      106,447
  Receivable for fund shares sold...........       13,444
  Dividends & accrued interest receivable...      704,452
  Prepaid expenses..........................           41
                                              -----------
    Total assets............................   34,893,681
                                              -----------
Liabilities:
  Cash overdraft............................       61,629
  Payable for securities purchased..........      304,740
  Payable for fund shares redeemed..........        3,522
  Payable for investment management services
    (note 3)................................       20,898
  Accrued custody expense...................        1,114
  Accrued professional fees.................        7,156
  Accrued accounting fees...................        5,729
  Accrued printing and proxy fees...........        2,791
  Other accrued expenses....................          973
                                              -----------
    Total liabilities.......................      408,552
                                              -----------
Net assets..................................  $34,485,129
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 4,299,880
  Paid-in capital in excess of par value....   31,601,637
  Accumulated net realized loss on
    investments.............................   (3,784,928)
  Net unrealized appreciation on
    investments.............................    1,038,401
  Undistributed net investment income.......    1,330,139
                                              -----------
Net assets..................................  $34,485,129
                                              ===========
Shares outstanding..........................    4,299,880
Net asset value per share...................  $      8.02
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $1,293,193
  Dividends..................................       4,988
  Other Income...............................         222
                                               ----------
    Total investment income..................   1,298,403
                                               ----------
Expenses:
  Management fees (note 3)...................     118,413
  Custodian fees.............................       2,492
  Directors' fees............................         996
  Professional fees..........................       5,970
  Accounting fees............................      20,490
  Printing and proxy fees....................       2,321
  Other......................................          56
                                               ----------
    Total expenses...........................     150,738
                                               ----------
    Net investment income....................   1,147,665
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments...........     189,560
  Change in unrealized
    appreciation/depreciation on
    investments..............................    (643,354)
                                               ----------
    Net loss on investments..................    (453,794)
                                               ----------
    Net increase in net assets from
      operations.............................  $  693,871
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $ 1,147,665        $ 1,771,752
  Realized gain (loss) on investments.......................        189,560           (203,544)
  Change in unrealized appreciation/depreciation on
    investments.............................................       (643,354)         3,020,226
                                                                -----------        -----------
    Net increase in net assets from operations..............        693,871          4,588,434
                                                                -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              0         (1,771,749)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      8,333,319         12,738,189
  Received from dividends reinvested........................              0          1,771,749
  Paid for shares redeemed..................................     (2,831,907)        (6,460,828)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................      5,501,412          8,049,110
                                                                -----------        -----------
      Increase in net assets................................      6,195,283         10,865,795
Net Assets:
  Beginning of period.......................................     28,289,846         17,424,051
                                                                -----------        -----------
  End of period (a).........................................    $34,485,129        $28,289,846
                                                                ===========        ===========
(a) Includes undistributed net investment income of.........    $ 1,330,139        $   182,474
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ---------------------------------------
                                                                (UNAUDITED)         2003       2002       2001       2000
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock
  outstanding throughout the period):
Net asset value, beginning of period........................       $ 7.84          $ 6.88     $ 7.32     $ 8.02     $ 9.22
                                                                                                                    $ 1.03
Income (loss) from investment operations:
  Net investment income.....................................         0.27            0.59(d)    0.63       1.03(c)    0.58
  Net realized & unrealized gain (loss) on investments......        (0.09)           0.94      (0.36)     (0.70)(c)  (1.20)
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........         0.18            1.53       0.27       0.33      (0.62)
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00           (0.57)     (0.59)     (1.03)     (0.58)
  Return of capital.........................................         0.00            0.00      (0.12)      0.00       0.00
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................         0.00           (0.57)     (0.71)     (1.03)     (0.58)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $ 8.02          $ 7.84     $ 6.88     $ 7.32     $ 8.02
                                                                   ======          ======     ======     ======     ======
Total return................................................         2.30%(b)       22.78%      3.98%      4.27%     (7.10)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 34.5          $ 28.3     $ 17.4     $ 16.0     $ 14.6
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         0.95%(a)        1.04%      1.09%      1.15%      1.10%
    Net investment income...................................         7.24%(a)        7.88%      9.36%      8.64%(c)   6.67%
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         0.95%(a)        1.04%      1.12%      1.15%      1.10%
Portfolio turnover rate.....................................           22%             47%        46%        41%        21%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as required by the November 2000 revision of the AICPA Audit and Accounting Guide for Investment Companies, these amounts would have been:

         Net investment income.......................................  $ 0.91
         Net realized and unrealized gain (loss).....................  $(0.58)
         Net investment income ratio.................................    7.01%

(d) Calculated using the average daily shares method.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 OBJECTIVE

The Capital Growth Portfolio seeks capital appreciation by investing in and actively managing equity securities in small and mid-cap growth companies.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    26.90%
Five-year                                   -1.21%
Since inception (5/1/98)                     9.55%

A substantial portion of the Capital Growth Portfolio's investments have been in initial public offerings or recent issues of technology companies that were purchased during a period favorable for those stocks. There can be no assurance that such investments will continue to be as available or that they will continue to have so positive an effect on the Portfolio's future performance. Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Capital Growth Portfolio returned 8.08% versus 5.68% for the current benchmark, the Russell 2000 Growth Index.

The top-contributing sectors for both the Portfolio and the Index were consumer discretionary and healthcare, while technology was the worst-performing sector.

During the second quarter, we increased our exposure to the healthcare sector, which had the second-highest contribution to return of any sector in the Portfolio. We continued to increase our energy weighting because energy stocks historically have performed well during inflationary periods. In addition, we kept financials underweighted in an effort to avoid too much exposure to interest rate-sensitive holdings heading into a rising interest rate environment.

Lions Gate Entertainment Corp, which develops and distributes feature films, expects several movies due out in 2004 to have solid profit potential. In February, the company announced a licensing agreement with Marvel Comics to develop at least two additional comic-based movies.

Universal Electronics Inc., which manufactures universal remote controls for home video and audio entertainment equipment, reported better-than-expected revenues and earnings for the first half of 2004. The company has a solid balance sheet, high cash and no debt.

American Medical Systems Hldgs. Inc., which manufactures devices for the treatment of urological disorders, recently received FDA clearance for a new product. The company maintains high gross-profit margins and a strong balance sheet.

We sold Enterasys Networks, an enterprise networking company, after it missed sales estimates due to disruptions in management of its sales division and a struggle to sell its updated product line.

ASE Test, a semiconductor-testing company, was hurt by a general weakness in the semiconductor market; however, we view the company Portfolio fundamentals as still strong.

Thoratec, which manufactures circulatory support products, reported lower-than-expected results. The company's main growth driver is a young product we believe has significant growth potential.

The market faces several areas of uncertainty: higher interest rates, the state of Middle East affairs and an upcoming presidential election. There are no definitive timelines for resolving the first two issues while we should have closure on the election in early November. We believe the market may be uncomfortable as it tries to sort out these issues, which may lead to a trading range over the next few months.

However, we believe continued strong earnings growth, a strengthening economy and relatively easy earnings comparisons could help offset some of the uncertainty. We have now had three consecutive quarters of new-job creation, a clear signal to us of continued strength in the U.S. economy. Also, since many agree the Fed will continue to tighten monetary policy, further increases will not likely shock the market.

Historically, strong economic growth has driven earnings growth for small-cap stocks. As long as analysts continue to increase earnings estimates in many smaller companies, we believe this will continue to benefit their performance. In addition, we believe growth stocks are poised to outperform value in the small-cap market segment. The Russell 2000 Growth Index is currently below its long-term relative valuation level vs. the Russell 2000 Value Index in several key metrics, including trailing P/E, forecast P/E, price to book and price to sales.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                           CAPITAL GROWTH PORTFOLIO (COMMENCED
                                                                 OPERATIONS MAY 1, 1998)            RUSSELL 2000 GROWTH INDEX
                                                           -----------------------------------      -------------------------
05/01/98                                                                10000.00                            10000.00
6/98                                                                     9706.00                             9547.00
                                                                        10339.80                             9165.12
6/99                                                                    18424.50                            10340.10
                                                                        31281.10                            13115.40
6/00                                                                    34359.20                            13276.70
                                                                        23144.30                            10173.90
6/01                                                                    21707.10                            10189.20
                                                                        19762.10                             9244.65
6/02                                                                    14110.20                             7640.70
                                                                        11451.80                             6446.46
6/03                                                                    13664.30                             7692.56
                                                                        16044.60                             9574.93
6/04                                                                    17341.00                            10117.80

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity market.


 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Lions Gate Entertainment Corp.         4.0
 2.  Universal Electronics Inc.             3.9
 3.  Patterson-UTI Energy Inc.              2.9
 4.  Inamed Corp.                           2.6
 5.  University of Phoenix Online           2.5
 6.  American Medical Systems Hldgs.
     Inc.                                   2.4
 7.  Medicis Pharmaceutical Corp. CL
     A                                      2.4
 8.  Photon Dynamics Inc.                   2.4
 9.  Unit Corp.                             2.3
10.  Factset Research Systems Inc.          2.3

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Medical & Related                     18.2
 2.  Computer & Related                    13.1
 3.  Electronics/Semiconductors             8.3
 4.  Oil, Energy & Natural Gas              6.6
 5.  Biotechnology & Drugs                  6.2

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AGRICULTURE (1.7%)
    23,000   *Delta & Pine Land Co. ............  $   504,850
                                                  -----------
             AUTOMOTIVE & RELATED (2.1%)
    15,650   Gentex Corp. ......................      620,992
                                                  -----------
             BANKING (2.7%)
    15,408   *Bank Mutual Corp. ................      167,947
    13,600   BankAtlantic Bancorp Inc. .........      250,920
    27,100   TrustCo Bank Corp. NY..............      355,010
                                                  -----------
                                                      773,877
                                                  -----------
             BIOTECHNOLOGY & DRUGS (6.2%)
    24,550   *deCODE genetics Inc. .............      208,675
     9,350   *Dendreon Corp. ...................      114,538
    12,075   *Edwards Lifesciences Corp. .......      420,813
     5,925   *IDEXX Laboratories Inc. ..........      372,920
    17,400   Medicis Pharmaceutical Corp. CL
              A.................................      695,130
                                                  -----------
                                                    1,812,076
                                                  -----------
             BUILDING & CONSTRUCTION (2.2%)
    24,075   *Maverick Tube Corp. ..............      632,210
                                                  -----------
             BUSINESS SERVICES (1.4%)
     8,975   *Global Payments Inc. .............      404,054
                                                  -----------
             CAPITAL GOODS (2.1%)
    15,750   *Actuant Corp. CL A................      614,092
                                                  -----------
             CASINOS & GAMING (3.8%)
    26,850   *Alliance Gaming Corp. ............      460,746
     4,475   *Nevada Gold & Casinos Inc. .......       60,189
    15,900   *Shuffle Master Inc. ..............      577,329
                                                  -----------
                                                    1,098,264
                                                  -----------
             COMPUTER & RELATED (13.1%)
    46,825   *Advanced Digital Information
              Corp. ............................      454,202
     4,300   *Avid Technology Inc. .............      234,651
    97,831   *Datastream Systems Inc. ..........      633,944
    39,175   *Eclipsys Corp. ...................      597,811
    15,650   *Electronics for Imaging Inc. .....      442,269
    14,275   *Factset Research Systems Inc. ....      674,779
    25,700   *Netsmart Technologies Inc. .......      247,234
    27,675   *Radisys Corp. ....................      513,925
                                                  -----------
                                                    3,798,815
                                                  -----------
             CONSUMER PRODUCTS (5.7%)
     9,475   *Columbia Sportswear Co. ..........      517,524
    64,675   *Universal Electronics Inc. .......    1,133,753
                                                  -----------
                                                    1,651,277
                                                  -----------
             EDUCATION (4.5%)
    14,900   *Laureate Education Inc. ..........      569,776
     8,350   *University of Phoenix Online......      731,376
                                                  -----------
                                                    1,301,152
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (7.7%)
    16,430   *Artesyn Technologies Inc. ........  $   147,870
     5,075   *Coherent Inc. ....................      151,488
    48,100   *Integrated Device Technology
              Inc. .............................      665,704
    48,775   *Integrated Silicon Solution
              Inc. .............................      595,543
    19,600   *Photon Dynamics Inc. .............      687,372
                                                  -----------
                                                    2,247,977
                                                  -----------
             ENTERTAINMENT & LEISURE (1.6%)
    10,250   *SCP Pool Corp. ...................      461,250
                                                  -----------
             FABRICATED PRODUCTS (3.4%)
    58,525   General Cable Corp. ...............      500,389
    36,675   *IMCO Recycling Inc. ..............      484,844
                                                  -----------
                                                      985,233
                                                  -----------
             FINANCIAL SERVICES (1.1%)
    13,350   *Cash America Int'l Inc. ..........      307,050
                                                  -----------
             INSURANCE (2.2%)
    19,900   *Direct General Corp. .............      641,974
                                                  -----------
             MEDICAL & RELATED (18.2%)
    23,100   *American Healthways Inc. .........      614,922
    20,850   *American Medical Systems Hldgs.
              Inc. .............................      702,645
     9,750   *Biolase Technology Inc. ..........      131,235
     8,125   Cooper Cos. Inc. ..................      513,256
    25,600   *Horizon Health Corp. .............      601,600
    12,000   *Inamed Corp. .....................      754,200
    11,250   *Respironics Inc. .................      660,938
    15,825   *Steris Corp. .....................      357,012
    43,650   *Thoratec Corp. ...................      468,365
    10,625   *VCA Antech Inc. ..................      476,213
                                                  -----------
                                                    5,280,386
                                                  -----------
             MOTION PICTURES (4.0%)
   167,000   *Lions Gate Entertainment Corp. ...    1,165,660
                                                  -----------
             OIL, ENERGY & NATURAL GAS (6.6%)
    25,000   Patterson-UTI Energy Inc. .........      835,250
    15,350   *Tetra Technologies Inc. ..........      412,148
    21,700   *Unit Corp. .......................      682,465
                                                  -----------
                                                    1,929,863
                                                  -----------
             RETAIL (1.5%)
    18,925   *Genesco Inc. .....................      447,197
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (0.9%)
    13,700   *Oyo Geospace Corp. ...............      256,190
                                                  -----------
             TELECOMMUNICATIONS & RELATED (2.2%)
    33,100   *EMS Technologies Inc. ............      643,133
                                                  -----------
             WASTE MANAGEMENT SERVICES (2.2%)
    22,463   *Waste Connections Inc. ...........      666,238
                                                  -----------
             TOTAL U.S. COMMON STOCKS (97.1%)...  $28,243,810
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             PUERTO RICO (1.0%)
             BANKING (1.0%)
     6,975   First BanCorp......................  $   284,231
                                                  -----------
             SINGAPORE (0.6%)
             ELECTRONICS/SEMICONDUCTORS (0.6%)
    25,050   *ASE Test Ltd. ....................      184,619
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (1.6%)............................  $   468,850
                                                  -----------
             TOTAL COMMON STOCKS (98.7%)........  $28,712,660
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.2%)
$  343,000   US Bank 0.800% 07/01/04
              Repurchase price $343,023
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $361,209
              Due: 11/01/18
              Interest: 4.500%..................  $   343,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (1.2%)............................  $   343,000
                                                  -----------
             TOTAL HOLDINGS (99.9%) (COST
              $25,209,406) (A)..................  $29,055,660
             NET OTHER ASSETS (LIABILITIES)
              (0.1%)............................       21,420
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $29,077,080
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $103,326.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $25,209,406)......................  $ 29,055,660
  Cash......................................           337
  Receivable for securities sold............        99,448
  Receivable for fund shares sold...........           315
  Dividends & accrued interest receivable...         5,200
  Prepaid expenses..........................           184
                                              ------------
    Total assets............................    29,161,144
                                              ------------
Liabilities:
  Payable for fund shares redeemed..........        43,493
  Payable for investment management services
    (note 3)................................        20,989
  Accrued custody expense...................         1,032
  Accrued professional fees.................         7,693
  Accrued accounting fees...................         6,588
  Accrued printing and proxy fees...........         2,981
  Other accrued expenses....................         1,288
                                              ------------
    Total liabilities.......................        84,064
                                              ------------
Net assets..................................  $ 29,077,080
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  1,873,398
  Paid-in capital in excess of par value....    46,382,278
  Accumulated net realized loss on
    investments.............................   (22,915,370)
  Net unrealized appreciation on
    investments.............................     3,846,254
  Accumulated net investment loss...........      (109,480)
                                              ------------
Net assets..................................  $ 29,077,080
                                              ============
Shares outstanding..........................     1,873,398
Net asset value per share...................  $      15.52
                                              ============

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $    3,782
  Dividends..................................      35,476
  Other Income...............................       1,175
                                               ----------
    Total investment income..................      40,433
                                               ----------
Expenses:
  Management fees (note 3)...................     127,077
  Custodian fees.............................       2,488
  Directors' fees............................         944
  Professional fees..........................       5,747
  Accounting fees............................      10,987
  Printing and proxy fees....................       2,414
  Other......................................         256
                                               ----------
    Total expenses...........................     149,913
                                               ----------
    Net investment loss......................    (109,480)
                                               ----------
Realized & unrealized gain on investments:
  Net realized gain on investments...........      53,253
  Change in unrealized
    appreciation/depreciation on
    investments..............................   2,212,382
                                               ----------
    Net gain on investments..................   2,265,635
                                               ----------
    Net increase in net assets from
      operations.............................  $2,156,155
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $  (109,480)       $  (199,666)
  Realized gain on investments..............................         53,253          6,284,570
  Change in unrealized appreciation/depreciation on
    investments.............................................      2,212,382          1,488,079
                                                                -----------        -----------
    Net increase in net assets from operations..............      2,156,155          7,572,983
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      2,269,843          3,596,750
  Paid for shares redeemed..................................     (1,960,325)        (4,270,540)
                                                                -----------        -----------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................        309,518           (673,790)
                                                                -----------        -----------
      Increase in net assets................................      2,465,673          6,899,193
Net Assets:
  Beginning of period.......................................     26,611,407         19,712,214
                                                                -----------        -----------
  End of period (a).........................................    $29,077,080        $26,611,407
                                                                ===========        ===========
(a) Includes accumulated net investment loss of.............    $  (109,480)       $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2004       ------------------------------------------
                                                                (UNAUDITED)         2003       2002        2001        2000
                                                              ----------------     ------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $14.36          $10.25     $ 17.69     $ 20.68     $ 28.01
Income (loss) from investment operations:
  Net investment loss.......................................        (0.06)          (0.11)      (0.14)      (0.13)      (0.16)
  Net realized & unrealized gain (loss) on investments......         1.22            4.22       (7.30)      (2.86)      (7.15)
                                                                   ------          ------     -------     -------     -------
    Total income (loss) from investment operations..........         1.16            4.11       (7.44)      (2.99)      (7.31)
                                                                   ------          ------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................         0.00            0.00        0.00        0.00       (0.02)
                                                                   ------          ------     -------     -------     -------
Net asset value, end of period..............................       $15.52          $14.36     $ 10.25     $ 17.69     $ 20.68
                                                                   ======          ======     =======     =======     =======
Total return................................................         8.08%(b)       40.10%     (42.06)%    (14.46)%    (26.01)%
Ratios and supplemental data:
Net assets at end of period (millions)......................       $ 29.1          $ 26.6     $  19.7     $  37.6     $  39.5
Ratios to average net assets:
  Expenses..................................................         1.06%(a)        1.11%       1.11%       1.06%       1.03%
  Net investment loss.......................................        (0.77)%(a)      (0.89)%     (1.02)%     (0.76)%     (0.60)%
Portfolio turnover rate.....................................           34%            236%        160%        142%        152%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 OBJECTIVE

The Nasdaq-100 Index Portfolio seeks long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike other portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    25.64%
Since inception (5/1/00)                   -20.12%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses. Unlike the other portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio. The Portfolio's concentration among relatively few companies and its concentration largely within a narrow range of related industries renders the Portfolio vulnerable to greater volatility than is likely to be experienced by diversified portfolios. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

 COMMENTS

For the six-month period ended June 30, 2004, the Ohio National Nasdaq-100 Index Portfolio returned 3.16% versus 3.41% for the current benchmark, the Nasdaq -100 Index.

The Portfolio's correlation to the Index was 99.58% for the six month period. The high correlation is due to the fact that the Portfolio invests in each of the 100 stocks in the Index. The Portfolio also invests in Nasdaq-100 shares
(QQQ). Nasdaq-100 shares represent ownership in the Nasdaq-100 Trust, which is a unit investment trust established to provide the investment returns of the Nasdaq-100 Index. At 6/30/04, 10.3% of the Portfolio was invested in Nasdaq 100 shares. The top five stock holdings at quarter end were Microsoft Corp., Qualcomm Inc., Intel Corp., Cisco Systems Inc., and eBay Inc. The best performers of the quarter were Yahoo! Inc. up 50.2%, Research in Motion Ltd. up 46.7%, eBay Inc. up 32.7%, Whole Foods Market Inc. up 27.6%, and Expeditors Int'l of Washington Inc. up 25.8%.

The Nasdaq-100 Index outperformed the S&P 500 Index by 3.77% for the quarter and underperformed the S&P Index by 0.03% year to date. The Nasdaq 100 Index holds the 100 largest and most active non-financial issues listed on the NASDAQ. 60% of the Portfolio/Index was made up of information technology stocks at 06/30/04.

A number of factors will weigh on the market for the rest of 2004. On the positive side: the majority of earnings coming in are "as expected" or better than expected, the economy is continuing to expand, and jobless numbers are improving.

Contrast this with rising oil prices, geopolitical issues, and monetary tightening from the Fed.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                NASDAQ-100 INDEX PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 1, 2000)           NASDAQ 100 INDEX
                                                            ----------------------------------           ----------------
05/01/00                                                                 10000.00                           10000.00
6/00                                                                      9852.00                            9828.00
                                                                          6089.52                            6115.96
6/01                                                                      4732.78                            4781.46
                                                                          4100.48                            4114.45
6/02                                                                      2719.85                            2744.34
                                                                          2569.98                            2570.62
6/03                                                                      3119.96                            3141.55
                                                                          3799.80                            3842.75
6/04                                                                      3919.87                            3973.79

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Nasdaq 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the Nasdaq.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  NASDAQ 100 Shares                      10.3
 2.  Microsoft Corp.                         7.7
 3.  Qualcomm Inc.                           5.2
 4.  Intel Corp.                             4.6
 5.  Cisco Systems Inc.                      4.2
 6.  eBay Inc.                               3.3
 7.  Nextel Communications Inc. CL A         2.7
 8.  Dell Inc.                               2.4
 9.  Amgen Inc.                              2.4
10.  Comcast Corp. CL A                      1.9

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                     % of Net Assets
 1.  Computer & Related                    25.2
 2.  Electronics & Semiconductors          16.1
 3.  Telecommunications & Related          15.3
 4.  Retail                                10.6
 5.  Biotechnology & Drugs                  9.3

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ADVERTISING (0.3%)
     1,125   *Lamar Advertising Co. ............  $    48,768
                                                  -----------
             AUTOMOTIVE & RELATED (1.1%)
     1,075   Gentex Corp. ......................       42,656
     2,612   PACCAR Inc. .......................      151,470
                                                  -----------
                                                      194,126
                                                  -----------
             BIOTECHNOLOGY & DRUGS (8.2%)
     7,847   *Amgen Inc. .......................      428,211
     4,900   *Biogen Idec Inc. .................      309,925
       675   *Cephalon Inc. ....................       36,450
     3,500   *Chiron Corp. .....................      156,240
     3,750   *Genzyme Corp. ....................      177,487
     2,800   *Gilead Sciences Inc. .............      187,600
       640   *Invitrogen Corp. .................       46,074
     3,520   *Medimmune Inc. ...................       82,368
     4,415   *Millennium Pharmaceuticals
              Inc. .............................       60,927
                                                  -----------
                                                    1,485,282
                                                  -----------
             BROADCAST RADIO & TV (2.5%)
    12,590   *Comcast Corp. CL A................      352,898
     3,235   *Echostar Communications Corp. CL
              A.................................       99,476
                                                  -----------
                                                      452,374
                                                  -----------
             BUSINESS SERVICES (0.9%)
     4,745   Paychex Inc. ......................      160,761
                                                  -----------
             CHEMICALS (0.3%)
       875   Sigma-Aldrich Corp. ...............       52,158
                                                  -----------
             COMPUTER & RELATED (24.7%)
     3,090   Adobe Systems Inc. ................      143,685
     7,010   Apple Computer Inc. ...............      228,105
     3,200   *ATI Technologies Inc. ............       60,352
     5,000   *BEA Systems Inc. .................       41,100
     2,675   *Citrix Systems Inc. ..............       54,463
     3,150   *Compuware Corp. ..................       20,790
    12,300   *Dell Inc. ........................      440,586
     4,030   *Electronic Arts Inc. .............      219,836
     3,237   *Fiserv Inc. ......................      125,887
     3,290   *Intuit Inc. ......................      126,928
     1,300   *Mercury Interactive Corp. ........       64,779
    49,200   Microsoft Corp. ...................    1,405,152
     4,810   *Network Appliance Inc. ...........      103,559
    28,685   *Oracle Corp. .....................      342,212
     6,825   *PeopleSoft Inc. ..................      126,263
     1,950   *SanDisk Corp. ....................       42,296
     7,800   *Siebel Systems Inc. ..............       83,304
    19,170   *Sun Microsystems Inc. ............       83,198
     4,320   *Symantec Corp. ...................      189,130
     1,905   *Synopsys Inc. ....................       54,159
     3,105   *VeriSign Inc. ....................       61,790
     5,785   *Veritas Software Corp. ...........      160,245
     8,585   *Yahoo! Inc. ......................      311,893
                                                  -----------
                                                    4,489,712
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             EDUCATION (1.5%)
     2,375   *Apollo Group Inc. ................  $   209,689
     1,375   *Career Education Corp. ...........       62,645
                                                  -----------
                                                      272,334
                                                  -----------
             ELECTRONIC/SEMICONDUCTORS (14.9%)
     6,975   *Altera Corp. .....................      154,985
     2,675   *American Power Conversion
              Corp. ............................       52,564
    11,550   *Applied Materials Inc. ...........      226,611
     3,050   *Broadcom Corp. CL A...............      142,648
    29,995   Intel Corp. .......................      827,862
     1,875   Intersil Corp. CL A................       40,613
     3,150   *KLA-Tencor Corp. .................      155,547
     1,825   *Lam Research Corp. ...............       48,910
     5,480   Linear Technology Corp. ...........      216,296
     5,990   Maxim Integrated Products Inc. ....      313,996
     2,275   Microchip Technology Inc. .........       71,754
     1,305   *Molex Inc. .......................       41,864
     2,000   *Novellus Systems Inc. ............       62,880
     2,375   *NVIDIA Corp. .....................       48,687
     1,270   *QLogic Corp. .....................       33,769
     7,370   *Sanmina-SCI Corp. ................       67,067
     6,105   *Xilinx Inc. ......................      203,358
                                                  -----------
                                                    2,709,411
                                                  -----------
             FABRICATED PRODUCTS (0.3%)
       950   Fastenal Co. ......................       53,989
                                                  -----------
             FORESTRY & PAPER PRODUCTS (0.4%)
     3,275   *Smurfit-Stone Container Corp. ....       65,336
                                                  -----------
             INSURANCE (0.1%)
     1,250   *First Health Group Corp. .........       19,513
                                                  -----------
             MEDICAL & RELATED (2.2%)
     4,525   Biomet Inc. .......................      201,091
     1,025   Dentsply International Inc. .......       53,403
       535   *Henry Schein Inc. ................       33,780
     1,275   *Lincare Holdings Inc. ............       41,896
       865   *Patterson Cos. Inc. ..............       66,164
                                                  -----------
                                                      396,334
                                                  -----------
             MOTION PICTURES (0.3%)
       745   *Pixar.............................       51,785
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.2%)
     1,150   Patterson-UTI Energy Inc. .........       38,422
                                                  -----------
             PERSONAL SERVICES (0.7%)
     2,725   *Cintas Corp. .....................      129,900
                                                  -----------
             RESTAURANTS (1.7%)
     7,300   *Starbucks Corp. ..................      317,404
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             RETAIL (10.6%)
     3,550   *Amazon.com Inc. ..................  $   193,120
     5,350   *Bed Bath & Beyond Inc. ...........      205,708
     1,155   *CDW Corp. ........................       73,642
     3,210   Costco Wholesale Corp. ............      131,834
     1,450   *Dollar Tree Stores Inc. ..........       39,774
     6,480   *eBay Inc. ........................      595,836
       925   *Express Scripts Inc. .............       73,287
     9,630   *InterActiveCorp...................      290,248
     1,900   PETsMART Inc. .....................       61,655
     1,955   Ross Stores Inc. ..................       52,316
     4,425   Staples Inc. ......................      129,697
       800   Whole Foods Market Inc. ...........       76,360
                                                  -----------
                                                    1,923,477
                                                  -----------
             TELECOMMUNICATIONS & RELATED (14.1%)
    31,975   Cisco Systems Inc. ................      757,808
     2,680   *Comverse Technology Inc. .........       53,439
    21,660   *JDS Uniphase Corp. ...............       82,091
     4,600   *Juniper Networks Inc. ............      113,022
     8,875   *Level 3 Communications Inc. ......       31,506
    18,330   *Nextel Communications Inc. CL A...      488,678
     2,675   *PanAmSat Corp. ...................       62,114
    12,935   Qualcomm Inc. .....................      943,996
     3,150   *Tellabs Inc. .....................       27,531
                                                  -----------
                                                    2,560,185
                                                  -----------
             TRANSPORTATION (0.6%)
     1,125   C.H. Robinson Worldwide Inc. ......       51,570
     1,375   Expeditors Int'l. of Washington
              Inc. .............................       67,938
                                                  -----------
                                                      119,508
                                                  -----------
             TOTAL U. S. COMMON STOCKS
              (85.6%)...........................  $15,540,779
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.4%)
             ELECTRONIC/SEMICONDUCTORS (0.5%)
     3,350   *Marvell Technology Group Ltd. ....  $    89,445
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.9%)
     2,450   *Research In Motion Ltd. ..........      167,678
                                                  -----------
             TOTAL BERMUDA......................      257,123
                                                  -----------
             CAYMAN ISLANDS (0.3%)
             TELECOMMUNICATIONS & RELATED (0.3%)
     1,325   *Garmin Ltd. ......................       49,078
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             IRELAND (0.1%)
             TRANSPORTATION (0.1%)
       800   *Ryanair Holdings PLC ADR..........  $    26,224
                                                  -----------
             ISRAEL (1.6%)
             BIOTECHNOLOGY & DRUGS (1.1%)
     2,980   Teva Pharmaceutical Inds. Ltd.
              ADR...............................      200,524
                                                  -----------
             COMPUTER & RELATED (0.5%)
     3,370   *Check Point Software Technologies
              Ltd. .............................       90,956
                                                  -----------
             TOTAL ISRAEL.......................      291,480
                                                  -----------
             SINGAPORE (0.7%)
             ELECTRONIC/SEMICONDUCTORS (0.7%)
     7,600   *Flextronics Int'l. Ltd. ..........      121,220
                                                  -----------
             TOTAL FOREIGN COMMON STOCK
              (4.1%)............................  $   745,125
                                                  -----------
             TOTAL COMMON STOCKS (89.7%)........  $16,285,904
                                                  -----------

                                                      FAIR
  SHARES            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
    49,565   *NASDAQ 100 Shares..................  $1,872,566
                                                   ----------
             TOTAL UNIT INVESTMENT TRUST
              (10.3%)............................  $1,872,566
                                                   ----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.3%)
$   54,000   US Bank 0.800% 07/01/04
              Repurchase price $54,004
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $56,867
              Due: 11/01/18
              Interest: 4.500%..................  $    54,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (0.3%)............................  $    54,000
                                                  -----------
             TOTAL HOLDINGS (100.3%) (COST
              $19,515,018) (A)..................  $18,212,470
             NET OTHER ASSETS (LIABILITIES)
              (-0.3%)...........................      (57,460)
                                                  -----------
             NET ASSETS (100.0%)................  $18,155,010
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,295,640.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $19,515,018)......................  $18,212,470
  Cash......................................          763
  Receivable for fund shares sold...........          718
  Dividends & accrued interest receivable...          342
  Prepaid expenses..........................           90
                                              -----------
    Total assets............................   18,214,383
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........       40,178
  Payable for investment management services
    (note 3)................................        5,777
  Accrued custody expense...................        1,150
  Accrued professional fees.................        7,086
  Accrued accounting fees...................        2,894
  Accrued printing and proxy fees...........        1,213
  Other accrued expenses....................        1,075
                                              -----------
    Total liabilities.......................       59,373
                                              -----------
Net assets..................................  $18,155,010
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 4,634,233
  Paid-in capital in excess of par value....   18,923,834
  Accumulated net realized loss on
    investments.............................   (4,064,346)
  Net unrealized depreciation on
    investments.............................   (1,302,548)
  Accumulated net investment loss...........      (36,163)
                                              -----------
Net assets..................................  $18,155,010
                                              ===========
Shares outstanding..........................    4,634,233
Net asset value per share...................  $      3.92
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $    293
  Dividends (net of withholding tax of $117)...    14,379
                                                 --------
    Total investment income....................    14,672
                                                 --------
Expenses:
  Management fees (note 3).....................    64,875
  Custodian fees...............................     2,487
  Directors' fees..............................       352
  Professional fees............................     5,400
  Accounting fees..............................     6,689
  Printing and proxy fees......................     1,198
  Other........................................       109
                                                 --------
    Total expenses.............................    81,110
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (30,275)
                                                 --------
    Net expenses...............................    50,835
                                                 --------
    Net investment loss........................   (36,163)
                                                 --------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments.............   (95,239)
  Change in unrealized
    appreciation/depreciation on investments...   639,731
                                                 --------
    Net gain on investments....................   544,492
                                                 --------
    Net increase in net assets from
      operations...............................  $508,329
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (36,163)       $   (49,202)
  Realized loss on investments..............................        (95,239)          (367,274)
  Change in unrealized appreciation/depreciation on
    investments.............................................        639,731          4,659,202
                                                                -----------        -----------
    Net increase in net assets from operations..............        508,329          4,242,726
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      3,142,027          9,994,375
  Paid for shares redeemed..................................     (2,191,874)        (5,216,307)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................        950,153          4,778,068
                                                                -----------        -----------
      Increase in net assets................................      1,458,482          9,020,794
Net Assets:
  Beginning of period.......................................     16,696,528          7,675,734
                                                                -----------        -----------
  End of period (a).........................................    $18,155,010        $16,696,528
                                                                ===========        ===========
(a) Includes accumulated net investment loss of.............    $   (36,163)       $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                                                                                 *MAY 1, 2000
                                                         SIX MONTHS ENDED        YEARS ENDED DECEMBER 31,             TO
                                                          JUNE 30, 2004       ------------------------------       DECEMBER
                                                           (UNAUDITED)         2003       2002        2001         31, 2000
                                                         ----------------     ------     -------     -------     ------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period...................       $ 3.80          $ 2.57     $  4.10     $  6.09       $ 10.00
Income (loss) from investment operations:
  Net investment loss..................................        (0.01)          (0.01)      (0.01)      (0.02)        (0.05)
  Net realized & unrealized gain (loss) on
    investments........................................         0.13            1.24       (1.52)      (1.97)        (3.86)
                                                              ------          ------     -------     -------       -------
    Total gain (loss) from investment operations.......         0.12            1.23       (1.53)      (1.99)        (3.91)
                                                              ------          ------     -------     -------       -------
Net asset value, end of period.........................       $ 3.92          $ 3.80     $  2.57     $  4.10       $  6.09
                                                              ======          ======     =======     =======       =======
Total return...........................................         3.16%(b)       47.86%     (37.32)%    (32.68)%      (39.10)%(b)
Ratios and supplemental data:
Net assets at end of period (millions).................       $ 18.2          $ 16.7     $   7.7     $   9.9       $   6.6
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses...........................................         0.59%(a)        0.67%       0.68%       0.74%         1.12%(a)
    Net investment loss................................        (0.42)%(a)      (0.44)%     (0.56)%     (0.60)%       (0.86)%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses...........................................         0.93%(a)        1.05%       1.08%       1.05%         1.12%(a)
Portfolio turnover rate................................            7%             64%        103%         58%           36%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents period from commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 OBJECTIVE

The Bristol Portfolio seeks long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    21.38%
Since inception (5/1/02)                     3.15%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period ended June 30, 2004, the Ohio National Bristol Portfolio returned 2.21% versus 3.44% for the current benchmark, the S&P 500 Index.

For the first six months of 2004, the portfolio underperformed its benchmark by 120 basis points. In the first quarter, the portfolio underperformed the market by a small margin, up 1.4% as compared to up 1.7% by the S&P 500 index. We had a nice lead early on, but lost the advantage when the market turned choppy following a minor change in Federal Reserve language regarding future interest rates. We were surprised at the extent of the market's downward reaction to that change. For the fourth consecutive quarter small and mid-cap stocks outperformed large caps. This has also been true generally for the last 5 years.

In the second quarter, we had slightly disappointing performance, trailing the indices by roughly 50 to 60 basis points. The U.S. stock market moved in basically a sideways pattern during the second quarter. The U.S. economy continued to recover as the labor market gained strength, adding over 670,000 jobs, and hourly earnings advanced 2% over the prior year. The bond market responded to this strength with ten year yields moving from a first quarter low of 3.7% to peaking at almost 4.9% in June. CPI accelerated beyond benign expectations, from 1.7 % in March to over 3% in April, but fell to under 2% year over year gains in the last two months of the quarter. Higher energy prices proved to be the contributor to most of the unanticipated inflation gains. That the stock market had a modest upward move of slightly over 1.5% in the quarter demonstrated how most of the economic recovery and associated interest rate and inflationary increases had been more than discounted.

In the first quarter, the portfolio was overweighted in Technology and Industrial issues, as we expected an economic recovery beginning in early 2003. As the quarter progressed, valuations in technology stocks became high, and we sold some positions, bringing the portfolio down to a neutral weighting in technology versus the index. At the same time, financials increased as we believed valuations in many financial stocks were still reasonable and earnings estimates were positive.

In the second quarter, we increased our weighting in the energy sector from approximately 3.5% at the end of March to 10% at the end of June. Financial service sector weighting was reduced by about 700 basis points to 23% at the end of June, as we sold American Express and Franklin Resources, and two broker stocks, A.G. Edwards and Morgan Stanley.

Portfolio performance during the first half of 2004 was aided by Tyco International Ltd. Up 25%, Lincoln National Corp. up 17%, PMI Group Inc. up 17%, Hartford Financial Services Group Inc. up 16% and American International Inc. up 8%.

Under performers during the first half of 2004 included Siebel Systems Inc. down
(23)%, International Rectifier Corp. down (16)%, Intel Corp. down (14)%, Kohl's Corp. down (6)% and Fannie Mae down (5)%.

With the Summer Olympics about to start, and the Democratic and Republican conventions on the horizon, we believe the possibility of a terrorist attack to be more than theoretical. Oil prices are already pricing in some type of supply disruption, yet the stocks are discounting a 30% drop in energy prices over the next twelve months. For now, we believe revisions will continue to move up over the year for our energy stocks, so for both Portfolio fundamental, and geo-political risk reasons, we remain overweighted in energy.

We are also overweighted in healthcare and financials, and for the first time in over two years, we are underweight technology as information technology spending appears to be slowing, and coming in under expectations. Overall, the stock market appears fairly priced in a normal environment, but to us at about 17 times next year, too expensive considering the above mentioned risks.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO (CONTINUED)



 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                                BRISTOL PORTFOLIO (COMMENCED
                                                                  OPERATIONS MAY 1, 2002)                 S&P 500 INDEX
                                                                ----------------------------              -------------
05/01/02                                                                 10000.00                           10000.00
6/02                                                                      8951.00                            9138.00
                                                                          7901.05                            8197.70
6/03                                                                      8811.25                            9161.75
                                                                         10464.20                           10548.80
6/04                                                                     10695.50                           10910.70

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  General Electric Co.                   3.4
 2.  Pfizer Inc.                            3.3
 3.  Exxon Mobil Corp.                      2.5
 4.  Wal-Mart Stores Inc.                   2.4
 5.  Bank of America Corp.                  2.3
 6.  Viacom Inc. CL B                       2.3
 7.  Sovereign Bancorp Inc.                 2.2
 8.  Walt Disney Co.                        2.2
 9.  Oracle Corp.                           2.1
10.  Microsoft Corp.                        2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Insurance                             12.6
 2.  Biotechnology & Drugs                 10.4
 3.  Computer & Related                    10.2
 4.  Oil, Energy & Natural Gas              9.9
 5.  Banking                                8.4

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             BANKING (8.4%)
     2,076   Bank of America Corp. ..............  $  175,671
     3,100   Citigroup Inc. .....................     144,150
     7,400   Sovereign Bancorp Inc. .............     163,540
     2,300   SunTrust Banks Inc. ................     149,477
                                                   ----------
                                                      632,838
                                                   ----------
             BIOTECHNOLOGY & DRUGS (10.4%)
     2,500   *Amgen Inc. ........................     136,425
     4,300   Bristol-Myers Squibb Co. ...........     105,350
     2,100   Eli Lilly & Co. ....................     146,811
     3,100   Merck & Co. Inc. ...................     147,250
     7,300   Pfizer Inc. ........................     250,244
                                                   ----------
                                                      786,080
                                                   ----------
             BROADCAST RADIO & TV (6.7%)
     5,600   *Directv Group Inc. ................      95,760
     4,300   *Time Warner Inc. ..................      75,594
     4,800   Viacom Inc. CL B....................     171,456
     6,400   Walt Disney Co. ....................     163,136
                                                   ----------
                                                      505,946
                                                   ----------
             COMPUTER & RELATED (10.2%)
     4,300   *Dell Inc. .........................     154,026
     1,700   Int'l. Business Machines Corp. .....     149,855
     5,400   Microsoft Corp. ....................     154,224
    13,400   *Oracle Corp. ......................     159,862
    14,300   *Siebel Systems Inc. ...............     152,724
                                                   ----------
                                                      770,691
                                                   ----------
             CONGLOMERATES (5.3%)
     1,600   3M Co. .............................     144,016
     7,900   General Electric Co. ...............     255,960
                                                   ----------
                                                      399,976
                                                   ----------
             CONSUMER PRODUCTS (2.4%)
     1,400   *Coach Inc. ........................      63,266
       800   Eastman Kodak Co. ..................      21,584
     2,700   Reebok International Ltd. ..........      97,146
                                                   ----------
                                                      181,996
                                                   ----------
             ELECTRONICS/SEMICONDUCTORS (3.6%)
     5,500   Intel Corp. ........................     151,800
     2,800   *International Rectifier Corp. .....     115,976
                                                   ----------
                                                      267,776
                                                   ----------
             FINANCIAL SERVICES (3.5%)
     1,900   Fannie Mae..........................     135,584
     1,400   Goldman Sachs Group Inc. ...........     131,824
                                                   ----------
                                                      267,408
                                                   ----------
             FOOD BEVERAGE & TOBACCO (3.9%)
     2,900   Coca-Cola Co. ......................     146,392
     2,700   Pepsico Inc. .......................     145,476
                                                   ----------
                                                      291,868
                                                   ----------

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             INSURANCE (10.7%)
     2,000   American International Group
              Inc. ..............................  $  142,560
     1,700   *Anthem Inc. .......................     152,252
     2,100   Chubb Corp. ........................     143,178
     2,000   Hartford Financial Services Group
              Inc. ..............................     137,480
     2,800   Lincoln National Corp. .............     132,300
     1,000   PMI Group Inc. .....................      43,520
     1,200   Radian Group Inc. ..................      57,480
                                                   ----------
                                                      808,770
                                                   ----------
             MACHINERY (2.0%)
     1,900   Caterpillar Inc. ...................     150,936
                                                   ----------
             MEDICAL & RELATED (2.9%)
     3,600   *Boston Scientific Corp. ...........     154,080
     1,100   Guidant Corp. ......................      61,468
                                                   ----------
                                                      215,548
                                                   ----------
             OIL, ENERGY & NATURAL GAS (9.9%)
     1,500   ChevronTexaco Corp. ................     141,165
     1,900   EOG Resources Inc. .................     113,449
     4,200   Exxon Mobil Corp. ..................     186,522
     3,100   Occidental Petroleum Corp. .........     150,071
     5,100   XTO Energy Inc. ....................     151,929
                                                   ----------
                                                      743,136
                                                   ----------
             PRINTING & PUBLISHING (1.8%)
     1,600   Gannett Co. Inc. ...................     135,760
                                                   ----------
             RETAIL (5.7%)
     3,100   *Kohl's Corp. ......................     131,068
     3,100   Tiffany & Co. ......................     114,235
     3,500   Wal-Mart Stores Inc. ...............     184,660
                                                   ----------
                                                      429,963
                                                   ----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (1.2%)
     4,500   *PerkinElmer Inc. ..................      90,180
                                                   ----------
             TELECOMMUNICATIONS & RELATED (3.8%)
     6,300   Cisco Systems Inc. .................     149,310
     2,100   L-3 Communications Holdings Inc. ...     140,280
                                                   ----------
                                                      289,590
                                                   ----------
             TOTAL U.S. COMMON STOCKS (92.4%)....  $6,968,462
                                                   ----------

                                                      FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (5.3%)
             FOOD BEVERAGE & TOBACCO (1.5%)
     2,900   Bunge Ltd. .........................  $  112,926
                                                   ----------
             CONGLOMERATES (1.9%)
     4,400   Tyco International Ltd. ............     145,816
                                                   ----------
             INSURANCE (1.9%)
     1,900   XL Capital Ltd. CL A................     143,374
                                                   ----------
             TOTAL BERMUDA.......................     402,116
                                                   ----------
             TOTAL FOREIGN COMMON STOCKS
              (5.3%).............................  $  402,116
                                                   ----------
             TOTAL COMMON STOCKS (97.7%).........  $7,370,578
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

   FACE                                               FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.1%)
$  155,000   US Bank 0.800% 07/01/04
              Repurchase price $155,011
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $162,148
              Due: 11/01/18
              Interest: 4.500%...................  $  155,000
                                                   ----------
             TOTAL REPURCHASE AGREEMENTS
              (2.1%).............................  $  155,000
                                                   ----------
             TOTAL HOLDINGS (99.8%) (COST
              $7,234,665) (A)....................  $7,525,578
             NET OTHER ASSETS (LIABILITIES)
              (0.2%).............................      18,834
                                                   ----------
             NET ASSETS (100.0%).................  $7,544,412
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $723,353.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $7,234,665)........................  $7,525,578
  Cash.......................................       1,165
  Receivable for securities sold.............     175,936
  Receivable for fund shares sold............       2,254
  Dividends and accrued interest
    receivable...............................       6,714
  Prepaid expenses...........................          46
                                               ----------
    Total assets.............................   7,711,693
                                               ----------
Liabilities:
  Payable for securities purchased...........     152,459
  Payable for fund shares redeemed...........       2,222
  Accrued custody expense....................       1,323
  Accrued professional fees..................       8,097
  Accrued accounting fees....................       2,085
  Accrued printing and proxy fees............         722
  Other accrued expenses.....................         373
                                               ----------
    Total liabilities........................     167,281
                                               ----------
Net assets...................................  $7,544,412
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  707,913
  Paid-in capital in excess of par value.....   5,724,561
  Accumulated net realized gain on
    investments..............................     785,139
  Net unrealized appreciation on
    investments..............................     290,913
  Undistributed net investment income........      35,886
                                               ----------
Net assets...................................  $7,544,412
                                               ==========
Shares outstanding...........................     707,913
Net asset value per share....................  $    10.66
                                               ==========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest...................................  $      576
  Dividends (net of withholding tax of
    $31).....................................      47,173
                                               ----------
    Total investment income..................      47,749
                                               ----------
Expenses:
  Management fees (note 3)...................      29,294
  Custodian fees.............................       2,295
  Directors' fees............................         224
  Professional fees..........................       4,689
  Accounting fees............................       4,007
  Printing and proxy fees....................         584
  Other......................................          64
                                               ----------
    Total expenses...........................      41,157
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......     (29,294)
                                               ----------
    Net expenses.............................      11,863
                                               ----------
    Net investment income....................      35,886
                                               ----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments...........     719,375
  Change in unrealized
    appreciation/depreciation on
    investments..............................    (604,413)
                                               ----------
    Net gain on investments..................     114,962
                                               ----------
    Net increase in net assets from
      operations.............................  $  150,848
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004       DECEMBER 31,
                                                                (UNAUDITED)            2003
                                                              ----------------     ------------
From operations:
  Net investment income.....................................     $   35,886        $    21,612
  Realized gain on investments..............................        719,375            411,191
  Change in unrealized appreciation/depreciation on
    investments.............................................       (604,413)         1,200,507
                                                                 ----------        -----------
    Net increase in net assets from operations..............        150,848          1,633,310
                                                                 ----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              0            (21,691)
                                                                 ----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................        613,070          3,653,125
  Received from dividends reinvested........................              0             21,691
  Paid for shares redeemed..................................       (219,457)        (1,262,598)
                                                                 ----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................        393,613          2,412,218
                                                                 ----------        -----------
      Increase in net assets................................        544,461          4,023,837
Net Assets:
  Beginning of period.......................................      6,999,951          2,976,114
                                                                 ----------        -----------
  End of period (a).........................................     $7,544,412        $ 6,999,951
                                                                 ==========        ===========
(a) Includes undistributed net investment income of.........     $   35,886        $        --
                                                                 ==========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED                             *MAY 1, 2002
                                                               JUNE 30, 2004          YEAR ENDED                TO
                                                                (UNAUDITED)        DECEMBER 31, 2003     DECEMBER 31, 2002
                                                              ----------------     -----------------     -----------------
Per share operating performance (For a share of capital
  stock
  outstanding throughout the period):
Net asset value, beginning of period........................       $10.43               $ 7.90                $ 10.00
Income (loss) from investment operations:
  Net investment income (loss)..............................         0.05                 0.03                  (0.01)
  Net realized and unrealized gain (loss) on investments....         0.18                 2.53                  (2.09)
                                                                   ------               ------                -------
    Total gain (loss) from investment operations............         0.23                 2.56                  (2.10)
                                                                   ------               ------                -------
Less distributions:
  Dividends from net investment income......................         0.00                (0.03)                  0.00
                                                                   ------               ------                -------
Net asset value, end of period..............................       $10.66               $10.43                $  7.90
                                                                   ======               ======                =======
Total return................................................         2.21%(b)            32.44%                (21.00)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................       $  7.5               $  7.0                $   3.0
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         0.32%(a)             0.86%                  1.71%(a)
    Net investment income (loss)............................         0.98%(a)             0.39%                 (0.24)%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         1.12%(a)             1.25%                  1.83%(a)
Portfolio turnover rate.....................................          137%                 224%                    98%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents period from commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 OBJECTIVE

The Bryton Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    14.00%
Since inception (5/1/02)                    -3.39%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period ended June 30, 2004, the Ohio National Bryton Growth Portfolio returned (0.54)% versus 5.68% for the current benchmark, the Russell 2000 Growth.

In the first quarter, the Bryton Small Cap Growth Portfolio trailed the Russell 2000 Growth Index benchmark, up 1.6% versus up 5.6% by the index. The portfolio outperformed early in the year but lost the advantage when the market turned choppy following a minor change in Federal Reserve language regarding future interest rates. We were surprised at the extent of the market's downward reaction to that change. For the fourth consecutive quarter small and mid-cap stocks handily outperformed large caps. This has also been true generally for the last 5 years.

In the second quarter, the Portfolio trailed the benchmark, down 2% versus flat for the index. Small Cap growth stocks performance was disappointing earlier in the quarter as numerous companies missed their profit projections. Investors punished these companies by regularly selling their stocks down 30-40%. In addition, investor enthusiasm regarding certain biotech stocks, for instance the doubling in market cap of OSI Pharmaceuticals, impacted us negatively as we underweighted the industry by 6%.

In the first quarter, the Portfolio was substantially overweighted in technology issues, as we expected an economic recovery beginning in early 2003, but as the first quarter wore on, many technology issues appeared to us to be fully valued, and we reduced exposure to this sector. We continued to trim selectively our technology positions, especially in areas such as contract manufacturing where new capacity has the potential to erode pricing power as the economic cycle progresses. We had been increasing our exposure to healthcare, based on low valuations and positive revisions. The HMO and specialty healthcare group should benefit if employment numbers improve.

In the second quarter, we reduced our weighting in the information technology sector from approximately 35% at the end of March to 25% at the end of June compared to the index weight of 31%. Our healthcare sector weighting was increased to 20% from 16% compared to index weight of 22%, and consumer staples sector to 8% from 2% compared to index weight of 3%. Our best performing stocks during the first half of 2004 were Infospace Inc. up 65%, Ceradyne Inc. up 58%, Alliance Data Systems Corp. up 53%, VCA Antech Inc. up 45%, LCA-Vision Inc. up 38%.

Our underperforming holdings during the period included technology-related companies such as SRS Labs Inc. down (41)%, Ascential Software Corp. down (27)%, Comtech Telecommunications Corp. down (22)%, Microstrategy Inc. down (19)% Graftech International Ltd. down (23)%.

We believe that overly aggressive expectations, at best moderate corporate IT spending recovery, and still high valuations will make outperformance difficult for technology issues. Recently emerged evidence of weaker consumer growth due to fall off in stimulus and refinancing, elevated energy prices, and geo-political risks draw us to the healthcare and staples sectors. We are optimistic that pricing power and sustainable growth opportunities can help companies in these sectors muscle through the near term uncertainty.


                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                            BRYTON GROWTH PORTFOLIO (COMMENCED
                                                                 OPERATIONS MAY 1, 2002)            RUSSELL 2000 GROWTH INDEX
                                                            ----------------------------------      -------------------------
05/01/02                                                                 10000.00                           10000.00
6/02                                                                      8171.00                            8630.00
                                                                          6880.80                            7281.13
6/03                                                                      8140.67                            8688.57
                                                                          9330.84                           10814.70
6/04                                                                      9280.45                           11427.90

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity market.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  ValueClick Inc.                        2.0
 2.  PMI Group Inc.                         2.0
 3.  A.C. Moore Arts & Crafts Inc.          1.9
 4.  Alliance Data Systems Corp.            1.8
 5.  LCA-Vision Inc.                        1.8
 6.  Watts Water Technologies Inc.
     CL A                                   1.8
 7.  Gen Probe Inc.                         1.8
 8.  Serologicals Corp.                     1.8
 9.  Wabash National Corp.                  1.8
10.  Aeroflex Inc.                          1.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                      % of Net Assets
 1.  Medical & Related                     13.2
 2.  Computer & Related                    12.0
 3.  Electronics/Semiconductors             9.6
 4.  Retail                                 8.8
 5.  Consumer Products                      6.7

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (1.7%)
     2,998   *Ceradyne Inc. .....................  $  107,238
                                                   ----------
             ADVERTISING (3.6%)
    10,220   *aQuantive Inc. ....................     100,974
    10,680   *ValueClick Inc. ...................     127,946
                                                   ----------
                                                      228,920
                                                   ----------
             AUTOMOTIVE & RELATED (1.8%)
     4,070   Wabash National Corp. ..............     112,128
                                                   ----------
             BANKING (6.4%)
     5,110   Flagstar Bancorp Inc. ..............     101,587
     6,675   Providian Financial Corp. ..........      97,922
     2,450   *Southwest Bancorp of Texas Inc. ...     108,094
     2,600   UCBH Holdings Inc. .................     102,752
                                                   ----------
                                                      410,355
                                                   ----------
             BIOTECHNOLOGY & DRUGS (3.2%)
     4,500   *Connetics Corp. ...................      90,900
     5,684   *Serologicals Corp. ................     113,623
                                                   ----------
                                                      204,523
                                                   ----------
             BUILDING & CONSTRUCTION (1.7%)
     4,038   *Maverick Tube Corp. ...............     106,038
                                                   ----------
             BUSINESS SERVICES (4.0%)
     2,800   *Ask Jeeves Inc. ...................     109,284
     1,829   *Getty Images Inc. .................     109,740
     1,300   Gevity HR Inc. .....................      34,047
                                                   ----------
                                                      253,071
                                                   ----------
             CAPITAL GOODS (2.7%)
     2,870   *Actuant Corp. CL A.................     111,901
     1,730   *Terex Corp. .......................      59,045
                                                   ----------
                                                      170,946
                                                   ----------
             CHEMICALS (1.5%)
     1,500   *Scotts Co. CL A....................      95,820
                                                   ----------
             COMPUTER & RELATED (12.0%)
     2,772   *Alliance Data Systems Corp. .......     117,117
     3,587   *Ascential Software Corp. ..........      57,356
    10,710   *Aspen Technology Inc. .............      77,755
    16,760   *Chordiant Software Inc. ...........      76,426
     3,600   *Electronics for Imaging Inc. ......     101,736
     1,000   *Hyperion Solutions Corp. ..........      43,720
     2,720   *InfoSpace Inc. ....................     103,469
     2,131   *MicroStrategy Inc. CL A............      90,994
     8,287   *Ulticom Inc. ......................      96,958
                                                   ----------
                                                      765,531
                                                   ----------
             CONSUMER PRODUCTS (6.7%)
     4,970   *Elizabeth Arden Inc. ..............     104,569
     4,700   *Quicksilver Inc. ..................     111,907
     2,880   Reebok International Ltd. ..........     103,622
     5,570   Tupperware Corp. ...................     108,225
                                                   ----------
                                                      428,323
                                                   ----------

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (9.6%)
     7,820   *Aeroflex Inc. .....................  $  112,061
    17,810   *Applied Micro Circuits Corp. ......      94,749
     3,910   *California Micro Devices Corp. ....      45,082
     6,850   *Graftech International Ltd. .......      71,651
     8,938   *Hi/fn Inc. ........................     106,809
     1,120   *International Rectifier Corp. .....      46,390
     1,550   *Silicon Laboratories Inc. .........      71,843
    11,220   *SRS Labs Inc. .....................      61,587
                                                   ----------
                                                      610,172
                                                   ----------
             FABRICATED PRODUCTS (1.8%)
     4,260   Watts Water Technologies Inc. CL
              A..................................     114,807
                                                   ----------
             FINANCIAL SERVICES (2.3%)
     5,746   *E*Trade Financial Corp. ...........      64,068
     3,109   *Raymond James Financial Inc. ......      82,233
                                                   ----------
                                                      146,301
                                                   ----------
             HOTELS & MOTELS (0.8%)
     1,024   *Choice Hotels Int'l. Inc. .........      51,364
                                                   ----------
             INSURANCE (2.0%)
     2,920   PMI Group Inc. .....................     127,078
                                                   ----------
             MACHINERY (1.5%)
     2,800   Manitowoc Co. Inc. .................      94,780
                                                   ----------
             MEDICAL & RELATED (13.2%)
     1,534   Cooper Cos. Inc. ...................      96,903
     1,780   *Inamed Corp. ......................     111,873
     2,170   *Kinetic Concepts Inc. .............     108,283
     3,950   *LCA-Vision Inc. ...................     115,063
     3,020   *Possis Medical Inc. ...............     103,133
     4,352   *Select Medical Corp. ..............      58,404
     1,406   *United Surgical Partners...........      55,495
     1,860   *VCA Antech Inc. ...................      83,365
     3,000   *Wright Medical Group Inc. .........     106,800
                                                   ----------
                                                      839,319
                                                   ----------
             METALS & MINING (1.7%)
     3,810   *Steel Dynamics Inc. ...............     109,080
                                                   ----------
             OIL, ENERGY & NATURAL GAS (3.4%)
     5,590   *Comstock Resources Inc. ...........     108,781
     3,500   Patina Oil & Gas Corp. .............     104,545
                                                   ----------
                                                      213,326
                                                   ----------
             RETAIL (8.8%)
     4,330   *A.C. Moore Arts & Crafts Inc. .....     119,118
     2,977   *Children's Place Retail Stores
              Inc. ..............................      70,019
     4,748   Claire's Stores Inc. ...............     103,032
     1,974   *Dick's Sporting Goods Inc. ........      65,833
     3,370   *Linens 'N Things Inc. .............      98,775
     3,135   *Petco Animal Supplies Inc. ........     100,978
                                                   ----------
                                                      557,755
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (3.4%)
     2,416   *Gen Probe Inc. ....................  $  114,325
     1,800   Millipore Corp. ....................     101,466
                                                   ----------
                                                      215,791
                                                   ----------
             TELECOMMUNICATIONS & RELATED (2.6%)
     2,526   *Comtech Telecommunications
              Corp. .............................      56,987
     9,637   *PTEK Holdings Inc. ................     111,115
                                                   ----------
                                                      168,102
                                                   ----------
             TOTAL U.S. COMMON STOCKS (96.4%)....  $6,130,768
                                                   ----------

                                                      FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.7%)
             INSURANCE (1.7%)
     3,030   Endurance Specialty Holdings
              Ltd. ..............................  $  105,444
                                                   ----------
             TOTAL FOREIGN COMMON STOCKS
              (1.7%).............................  $  105,444
                                                   ----------
             TOTAL COMMON STOCKS (98.1%).........  $6,236,212
                                                   ----------

   FACE                                               FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.0%)
$  127,000   US Bank 0.800% 07/01/04
              Repurchase price $127,009
              Collateralized by Freddie Mac
              Mortgage Back Pool #762491
              Fair Value: $132,857
              Due: 11/01/18
              Interest: 4.500%...................  $  127,000
                                                   ----------
             TOTAL REPURCHASE AGREEMENTS
              (2.0%).............................  $  127,000
                                                   ----------
             TOTAL HOLDINGS (100.1%) (COST
              $5,579,773) (A)....................  $6,363,212
             NET OTHER ASSETS (LIABILITIES)
              (-0.1%)............................      (3,048)
                                                   ----------
             NET ASSETS (100.0%).................  $6,360,164
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $32,024.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $5,579,773)........................  $6,363,212
  Cash.......................................       1,507
  Receivable for securities sold.............      64,141
  Receivable for fund shares sold............       1,742
  Dividends and accrued interest
    receivable...............................       1,706
  Prepaid expenses...........................          29
                                               ----------
    Total assets.............................   6,432,337
                                               ----------
Liabilities:
  Payable for securities purchased...........      50,813
  Payable for fund shares redeemed...........       9,052
  Accrued custody expense....................       1,325
  Accrued professional fees..................       7,661
  Accrued accounting fees....................       2,134
  Accrued printing and proxy fees............         833
  Other accrued expenses.....................         355
                                               ----------
    Total liabilities........................      72,173
                                               ----------
Net assets...................................  $6,360,164
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  685,388
  Paid-in capital in excess of par value.....   5,614,616
  Accumulated net realized loss on
    investments..............................    (719,466)
  Net unrealized appreciation on
    investments..............................     783,439
  Accumulated net investment loss............      (3,813)
                                               ----------
Net assets...................................  $6,360,164
                                               ==========
Shares outstanding...........................     685,388
Net asset value per share....................  $     9.28
                                               ==========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $    393
  Dividends....................................     7,044
                                                 --------
    Total investment income....................     7,437
                                                 --------
Expenses:
  Management fees (note 3).....................    26,431
  Custodian fees...............................     2,293
  Directors' fees..............................       150
  Professional fees............................     4,687
  Accounting fees..............................     3,693
  Printing and proxy fees......................       380
  Other........................................        47
                                                 --------
    Total expenses.............................    37,681
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (26,431)
                                                 --------
    Net expenses...............................    11,250
                                                 --------
    Net investment loss........................    (3,813)
                                                 --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments.............    42,148
  Change in unrealized
    appreciation/depreciation on investments...   (91,808)
                                                 --------
    Net loss on investments....................   (49,660)
                                                 --------
    Net decrease in net assets from
      operations...............................  $(53,473)
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               JUNE 30, 2004        DECEMBER
                                                                (UNAUDITED)         31, 2003
                                                              ----------------     ----------
From operations:
  Net investment loss.......................................     $   (3,813)       $  (31,798)
  Realized gain (loss) on investments.......................         42,148           (64,448)
  Change in unrealized appreciation/depreciation on
    investments.............................................        (91,808)        1,149,090
                                                                 ----------        ----------
    Net increase (decrease) in net assets from operations...        (53,473)        1,052,844
                                                                 ----------        ----------
From capital share transactions (note 4):
  Received from shares sold.................................      1,168,992         2,595,262
  Paid for shares redeemed..................................       (611,274)         (523,241)
                                                                 ----------        ----------
    Increase in net assets derived from capital share
     transactions...........................................        557,718         2,072,021
                                                                 ----------        ----------
      Increase in net assets................................        504,245         3,124,865
Net Assets:
  Beginning of period.......................................      5,855,919         2,731,054
                                                                 ----------        ----------
  End of period (a).........................................     $6,360,164        $5,855,919
                                                                 ==========        ==========
(a) Includes accumulated net investment loss of.............     $   (3,813)       $       --
                                                                 ==========        ==========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED                             *MAY 1, 2002
                                                               JUNE 30, 2004          YEAR ENDED                TO
                                                                (UNAUDITED)        DECEMBER 31, 2003     DECEMBER 31, 2002
                                                              ----------------     -----------------     -----------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $ 9.33               $ 6.88                $ 10.00
Income (loss) from investment operations:
  Net investment loss.......................................        (0.01)               (0.05)                 (0.06)
  Net realized and unrealized gain (loss) on investments....        (0.04)                2.50                  (3.06)
                                                                   ------               ------                -------
    Total gain (loss) from investment operations............        (0.05)                2.45                  (3.12)
                                                                   ------               ------                -------
Net asset value, end of period..............................       $ 9.28               $ 9.33                $  6.88
                                                                   ======               ======                =======
Total return................................................        (0.54)%(b)           35.61%                (31.20)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................       $  6.4               $  5.9                $   2.7
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         0.36%(a)             0.99%                  1.77%(a)
    Net investment loss.....................................        (0.12)%(a)           (0.80)%                (1.45)%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         1.21%(a)             1.45%                  1.98%(a)
Portfolio turnover rate.....................................           80%                 201%                    38%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents period from commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
U.S. EQUITY PORTFOLIO

 OBJECTIVE

The principal investment objective of the U.S. Equity Portfolio is to seek capital appreciation by investing in equity securities traded in the United States.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

Since inception (5/1/04)                     2.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period that began May 1, 2004 and ended June 30, 2004, the Ohio National U.S. Equity Portfolio returned 2.11% versus 2.64% for the current benchmark, the S&P 1500 Supercomposite Index.

The directionless, sideways movement of the market presented less-than-ideal conditions for ICON's systematic discipline of identifying undervalued industries that display sustainable relative strength. We maintained our overall tilt toward cyclical, economically sensitive industries. However, we gradually moved away from early-cycle consumer discretionary and technology industries and toward late-cycle industries in the materials and industrials sector.

Among the Portfolio's best performers for the period were Websense Inc., Labor Ready Inc., Manitowoc Co. Inc., Helen of Troy Ltd., and Coventry Health Care Inc.

The largest negative contributor to the Portfolio was the technology sector. The Portfolio's heavy tilt toward small-and mid-cap stocks in this sector caused a negative contribution of 33 basis points for the period. During the period, the large-cap tech issues were overvalued, and thus were not included in the technology investments portion of the Portfolio. Nevertheless, these large-cap issues have held up the best during the turbulent, sideway market.

We believe domestic equities still remain detached from intrinsic value as uncertainty among investors has held stocks in a tight trading range. Our valuation methodology indicates the domestic market is still undervalued by approximately 17%. Our analysis suggests that this choppy trading range should end with a breakout to the upside as prices ultimately move up toward our estimate of fair value.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                              U.S. EQUITY PORTFOLIO (COMMENCED
                                                                  OPERATIONS MAY 1, 2004)         S&P 1500 SUPERCOMPOSITE INDEX
                                                              --------------------------------    -----------------------------
5/01/04                                                                   10000.00                           10000.00
5/31/04                                                                   10000.00                           10144.00
6/04                                                                      10211.00                           10264.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Standard and Poor's 1500 Supercomposite is a broad-based capitalization-weighted Index of 1500 U.S. Companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Blyth Inc.                              1.5
 2.  Polo Ralph Lauren Corp.                 1.5
 3.  L-3 Communications Holdings
     Inc.                                    1.5
 4.  Loews Corp.                             1.3
 5.  Yellow Roadway Corp.                    1.3
 6.  Quicksilver Inc.                        1.3
 7.  Abercrombie & Fitch Co. CL A            1.3
 8.  Knight Transportation Inc.              1.3
 9.  Curtiss-Wright Corp.                    1.3
10.  Maverick Tube Corp.                     1.2

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Insurance                               8.3
 2.  Retail                                  8.1
 3.  Consumer Products                       7.0
 4.  Food, Beverage & Tobacco                6.4
 5.  Telecommunications & Related            4.3

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
U.S. EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
           AEROSPACE & DEFENSE (1.3%)
     200   Curtiss-Wright Corp. ..................  $ 11,238
                                                    --------
           AUTOMOTIVE & RELATED (1.6%)
     500   *Aftermarket Technology Corp. .........     8,250
     400   *Ford Motor Co. .......................     6,260
                                                    --------
                                                      14,510
                                                    --------
           BANKING (1.3%)
     100   JP Morgan Chase & Co. .................     3,877
     500   Providian Financial Corp. .............     7,335
                                                    --------
                                                      11,212
                                                    --------
           BIOTECHNOLOGY & DRUGS (0.8%)
     100   Cardinal Health Inc. ..................     7,005
                                                    --------
           BUILDING & CONSTRUCTION (2.4%)
     100   *Eagle Materials Inc. .................     7,102
     400   *Maverick Tube Corp. ..................    10,504
     100   Texas Industries Inc. .................     4,117
                                                    --------
                                                      21,723
                                                    --------
           CAPITAL GOODS (1.1%)
     400   Flowserve Corp. .......................     9,976
                                                    --------
           CHEMICALS (3.7%)
     200   Eastman Chemical Co. ..................     9,246
     600   IMC Global Inc. .......................     8,040
     500   Millennium Chemicals Inc. .............     8,660
     400   Penford Corp. .........................     7,020
                                                    --------
                                                      32,966
                                                    --------
           COMPUTER & RELATED (1.9%)
     400   *Cognizant Technology Solutions
            Corp. ................................    10,164
     300   *THQ Inc. .............................     6,870
                                                    --------
                                                      17,034
                                                    --------
           CONSUMER PRODUCTS (6.2%)
     400   Blyth Inc. ............................    13,796
     300   Masco Corp. ...........................     9,354
     200   McKesson Corp. ........................     6,866
     400   *Polo Ralph Lauren Corp. ..............    13,780
     500   *Quicksilver Inc. .....................    11,905
                                                    --------
                                                      55,701
                                                    --------
           CONTAINERS & PACKAGING (1.9%)
     600   Myers Industries Inc. .................     8,460
     500   *Owens-Illinois Inc. ..................     8,380
                                                    --------
                                                      16,840
                                                    --------
           EDUCATION (1.0%)
     100   *University of Phoenix Online..........     8,759
                                                    --------
           ELECTRONICS/SEMICONDUCTORS (0.6%)
     200   *Arrow Electronics Inc. ...............     5,364
                                                    --------
           ENTERTAINMENT & LEISURE (0.5%)
     100   Royal Carribbean Cruises Ltd. .........     4,341
                                                    --------

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
           FABRICATED PRODUCTS (2.0%)
     100   *Reliance Steel & Aluminum Co. ........  $  4,032
     100   *Simpson Manufacturing Co. Inc. .......     5,612
     300   Watts Water Technologies Inc. CL A.....     8,085
                                                    --------
                                                      17,729
                                                    --------
           FOOD, BEVERAGE & TOBACCO (6.4%)
     100   Adolph Coors Co. ......................     7,234
     100   Altria Group Inc. .....................     5,005
     300   Coca-Cola Enterprises Inc. ............     8,697
     200   *Ralcorp Holdings Inc. ................     7,040
     100   R.J. Reynolds Tobacco Holdings Inc. ...     6,759
     300   *Smithfield Foods Inc. ................     8,820
     400   Tyson Foods Inc. CL A..................     8,380
     100   Universal Corp. .......................     5,094
                                                    --------
                                                      57,029
                                                    --------
           INSURANCE (8.3%)
     100   Aetna Inc. ............................     8,500
     100   Allmerica Financial Corp. .............     3,380
     300   American Financial Group Inc. .........     9,171
     100   *Anthem Inc. ..........................     8,956
     300   Aon Corp. .............................     8,541
     200   Hilb Rogal & Hobbs Co. ................     7,136
     200   Loews Corp. ...........................    11,992
     200   PMI Group Inc. ........................     8,704
     200   *Wellchoice Inc. ......................     8,280
                                                    --------
                                                      74,660
                                                    --------
           MACHINERY (1.1%)
     300   Manitowoc Co. Inc. ....................    10,155
                                                    --------
           MEDICAL & RELATED (1.8%)
     300   *Renal Care Group Inc. ................     9,939
     100   *Respironics Inc. .....................     5,875
                                                    --------
                                                      15,814
                                                    --------
           METALS & MINING (2.8%)
     300   *Headwaters Inc. ......................     7,779
     300   *Steel Dynamics Inc. ..................     8,589
     400   Steel Technologies Inc. ...............     8,832
                                                    --------
                                                      25,200
                                                    --------
           MOTION PICTURES (0.5%)
     400   *Metro-Goldwyn-Mayer Inc. .............     4,840
                                                    --------
           OFFICE EQUIPMENT & SUPPLIES (1.2%)
     200   *Global Imaging Systems Inc. ..........     7,332
     100   John H. Harland Co. ...................     2,935
                                                    --------
                                                      10,267
                                                    --------
           RESTAURANTS (1.7%)
     200   *CEC Entertainment Inc. ...............     5,902
     100   Ruby Tuesday Inc. .....................     2,745
     300   *Sonic Corp. ..........................     6,825
                                                    --------
                                                      15,472
                                                    --------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
U.S. EQUITY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
           RETAIL (8.1%)
     300   *Abercrombie & Fitch Co. CL A..........  $ 11,625
     200   *Chico's FAS Inc. .....................     9,032
     100   *Express Scripts Inc. .................     7,923
     400   *First Cash Financial Services Inc. ...     8,512
     100   *Michaels Stores Inc. .................     5,500
     200   *O'Reilly Automotive Inc. .............     9,040
     300   Supervalu Inc. ........................     9,183
     200   *United Auto Group Inc. ...............     6,130
     200   *Zale Corp. ...........................     5,452
                                                    --------
                                                      72,397
                                                    --------
           TELECOMMUNICATIONS & RELATED (2.4%)
     200   L-3 Communications Holdings Inc. ......    13,360
     300   *Nextel Communications Inc. CL A.......     7,998
                                                    --------
                                                      21,358
                                                    --------
           TRANSPORTATION (3.7%)
     300   Arkansas Best Corp. ...................     9,876
     400   *Knight Transportation Inc. ...........    11,492
     300   *Yellow Roadway Corp. .................    11,958
                                                    --------
                                                      33,326
                                                    --------
           TOTAL U.S. COMMON STOCKS (64.3%).......  $574,916
                                                    --------

                                                      FAIR
 SHARES             FOREIGN COMMON STOCKS            VALUE
------------------------------------------------------------
           BERMUDA (0.8%)
           CONSUMER PRODUCTS (0.8%)
     200   *Helen Of Troy Ltd. ...................  $  7,374
                                                    --------
           MEXICO (0.8%)
           TELECOMMUNICATIONS & RELATED (0.8%)
     200   America Movil ADR L Series.............     7,274
                                                    --------
           RUSSIA (1.1%)
           TELECOMMUNICATIONS & RELATED (1.1%)
     100   *VimpelCom ADR.........................     9,645
                                                    --------
           TOTAL FOREIGN COMMON STOCKS (2.7%).....  $ 24,293
                                                    --------
           TOTAL COMMON STOCKS (67.0%)............  $599,209
                                                    --------

  FACE                                                FAIR
 AMOUNT           SHORT TERM BONDS & NOTES           VALUE
------------------------------------------------------------
           DEMAND NOTE (0.0%)
$    567   Wisconsin Corp. Central Credit Union
           Discount Note 1.0300% due 12/31/31.....  $    567
                                                    --------
           MORTGAGE BACKED (42.6%)
 380,000   FHLB D Note 1.000% 07/01/04............   380,000
                                                    --------
           TOTAL SHORT TERM BONDS & NOTES
            (42.6%)...............................  $380,567
                                                    --------
           TOTAL HOLDINGS (109.6%)
            (COST $957,893) (A)...................  $979,776
           NET OTHER ASSETS (LIABILITIES)
            (-9.6%)...............................   (86,121)
                                                    --------
           NET ASSETS (100.0%)....................  $893,655
                                                    ========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $6,068.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
U.S. EQUITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $957,893)............................  $979,776
  Receivable for securities sold...............     3,286
  Dividends & accrued interest receivable......       290
  Due from advisor.............................     4,107
                                                 --------
    Total assets...............................   987,459
                                                 --------
Liabilities:
  Payable for securities purchased.............    87,815
  Payable for fund shares redeemed.............        35
  Payable for investment management services
    (note 3)...................................       793
  Accrued custody expense......................       972
  Accrued professional fees....................     2,464
  Accrued accounting fees......................     1,469
  Accrued printing and proxy fees..............       118
  Other accrued expenses.......................       138
                                                 --------
    Total liabilities..........................    93,804
                                                 --------
Net assets.....................................  $893,655
                                                 ========
Net assets consist of:
  Par value, $1 per share......................  $ 87,522
  Paid-in capital in excess of par value.......   790,318
  Accumulated net realized loss on
    investments................................    (5,159)
  Net unrealized appreciation on investments...    21,883
  Accumulated net investment loss..............      (909)
                                                 --------
Net assets.....................................  $893,655
                                                 ========
Shares outstanding.............................    87,522
Net asset value per share......................  $  10.21
                                                 ========

 STATEMENT OF OPERATIONS

                    For the Period From May 1, 2004 to June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $    44
  Dividends....................................      535
  Other Income.................................      364
                                                 -------
    Total investment income....................      943
                                                 -------
Expenses:
  Management fees (note 3).....................      794
  Custodian fees...............................      972
  Directors' fees..............................       66
  Professional fees............................    2,468
  Accounting fees..............................    1,469
  Printing and proxy fees......................      118
  Other........................................       72
                                                 -------
    Total expenses.............................    5,959
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (4,107)
                                                 -------
    Net expenses...............................    1,852
                                                 -------
    Net investment loss........................     (909)
                                                 -------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments.............   (5,159)
  Change in unrealized
    appreciation/depreciation on investments...   21,883
                                                 -------
    Net gain on investments....................   16,724
                                                 -------
    Net increase in net assets from
      operations...............................  $15,815
                                                 =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
U.S. EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                              FROM MAY 1, 2004*
                                                               TO JUNE 30, 2004
                                                                 (UNAUDITED)
                                                              ------------------
From operations:
  Net investment loss.......................................      $     (909)
  Realized loss on investments..............................          (5,159)
  Change in unrealized appreciation/depreciation on
    investments.............................................          21,883
                                                                  ----------
    Net increase in assets from operations..................          15,815
                                                                  ----------
From capital share transactions (note 4):
  Received from shares sold.................................       1,007,586
  Paid for shares redeemed..................................        (129,746)
                                                                  ----------
    Increase in net assets derived from capital share
     transactions...........................................         877,840
                                                                  ----------
         Increase in net assets.............................         893,655
Net Assets:
  Beginning of period.......................................               0
                                                                  ----------
  End of period (a).........................................      $  893,655
                                                                  ==========
(a) Includes accumulated net investment loss of.............      $     (909)
                                                                  ==========

 FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                              FROM MAY 1, 2004*
                                                              TO JUNE 30, 2004
                                                                 (UNAUDITED)
                                                              -----------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $10.00
Income (loss) from investment operations:
  Net investment loss.......................................        (0.01)
  Net realized & unrealized gain on investments.............         0.22
                                                                   ------
    Total income from investment operations.................         0.21
                                                                   ------
Net asset value, end of period..............................       $10.21
                                                                   ======
Total return................................................         2.10%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................       $  0.9
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         5.12%(a)
    Net investment loss.....................................        (2.51)%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................        16.47%(a)
Portfolio turnover rate.....................................            4%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO

 OBJECTIVE

The principal investment objective of the Balanced Portfolio is to seek capital appreciation and income by investing in a balanced portfolio of U.S. and foreign common stocks, government securities, and a variety of fixed-income obligations.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

Since Inception (5/1/04)                     3.71%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period that began May 1, 2004 and ended June 30, 2004, the Ohio National Balanced Portfolio returned 3.71% versus 2.64% for the current benchmark, the S&P 1500 Supercomposite Index.

The directionless, sideways movement of the market presented less-than-ideal conditions for ICON's systematic discipline of identifying undervalued industries that display sustainable relative strength. We maintained our overall tilt toward cyclical, economically sensitive industries. However, we gradually moved away from early-cycle consumer discretionary and technology industries and toward late-cycle industries in the materials and industrials sector.

On the bond front, an increase in yields led to a difficult period for the bond market. Fixed income returns were fairly flat for the period with most of the Portfolio's performance being attributable to its equity holdings. At period-end, the majority of the Portfolio's fixed income holdings were of a moderate-term maturity.

Among the Portfolio's best performers for the period were Knightsbridge Tankers Ltd., Riggs National Corp., Countrywide Financial Corp., Methanex Corp., and Factset Research Systems Inc.

Our valuation readings in the Energy sector indicated limited exposure during the quarter; the sector nonetheless surged on rising oil prices. While the sector has shown recent strength, our valuation based methodology indicates that this advance is not supportable.

We believe domestic equities still remain detached from intrinsic value as uncertainty among investors has held stocks in a tight trading range. Our valuation methodology indicates the domestic market is undervalued by approximately 17%. Our analysis suggests that this choppy trading range is positioned to end with a breakout to the upside as prices ultimately move up toward our estimate of fair value.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                               BALANCED PORTFOLIO (COMMENCED
                                                                  OPERATIONS MAY 1, 2004)         S&P 1500 SUPERCOMPOSITE INDEX
                                                               -----------------------------      -----------------------------
5/01/04                                                                   10000.00                           10000.00
5/31/04                                                                   10000.00                           10144.00
6/04                                                                      10371.00                           10264.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Standard and Poor's 1500 Supercomposite is a broad-based capitalization-weighted Index of 1500 U.S. Companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO (CONTINUED)

 TOP 10 PORTFOLIO HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  US Treasury Note 3.875%
     05/15/09                                2.2
 2.  Coca-Cola 8.500% 02/01/12               1.8
 3.  Smith and Nephew PLC ADR                1.6
 4.  Wisconsin Power & Light 7.000%
     06/15/07                                1.6
 5.  Philip Morris 6.950% 06/01/06           1.5
 6.  Semco Energy 8.000% 06/30/16            1.5
 7.  GMAC 5.125% 05/09/08                    1.4
 8.  Citigroup Inc. 5.125% 05/05/14          1.4
 9.  Coventry Health Care Inc.               1.4
10.  VF Corp.                                1.4

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Food, Beverage & Tobacco                7.5
 2.  Retail                                  6.2
 3.  Consumer Products                       6.1
 4.  Insurance                               4.7
 5.  Transportation                          4.0

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                       FAIR
  SHARES               U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (0.5%)
       100   Goodrich Corp. .......................  $  3,233
                                                     --------
             AUTOMOTIVE & RELATED (1.8%)
       200   *Applied Industrial Technologies
              Inc. ................................     6,024
       400   *Ford Motor Co. ......................     6,260
                                                     --------
                                                       12,284
                                                     --------
             BANKING (3.6%)
       100   Bank of America Corp. ................     8,462
       400   Providian Financial Corp. ............     5,868
       300   Riggs National Corp. .................     6,336
       100   *Southwest Bancorp of Texas Inc. .....     4,412
                                                     --------
                                                       25,078
                                                     --------
             BIOTECHNOLOGY & DRUGS (1.0%)
       100   Cardinal Health Inc. .................     7,005
                                                     --------
             BUILDING & CONSTRUCTION (1.7%)
       100   *Eagle Materials Inc. ................     7,102
       200   *Griffon Corp. .......................     4,456
                                                     --------
                                                       11,558
                                                     --------
             CAPITAL GOODS (1.1%)
       200   Stewart & Stevenson Services Inc. ....     3,584
       100   York International Corp. .............     4,107
                                                     --------
                                                        7,691
                                                     --------
             CHEMICALS (2.8%)
       300   Ferro Corp. ..........................     8,004
       500   *Methanex Corp. ......................     6,611
       300   Millennium Chemicals Inc. ............     5,196
                                                     --------
                                                       19,811
                                                     --------
             COMPUTER & RELATED (1.7%)
       100   *Factset Research Systems Inc. .......     4,727
       300   *THQ Inc. ............................     6,870
                                                     --------
                                                       11,597
                                                     --------
             CONGLOMERATES (0.5%)
       200   *Federal Signal Corp. ................     3,722
                                                     --------
             CONSUMER PRODUCTS (5.1%)
       200   Blyth Inc. ...........................     6,898
       200   Masco Corp. ..........................     6,236
       300   *Quicksilver Inc. ....................     7,143
       300   Tupperware Corp. .....................     5,829
       200   VF Corp. .............................     9,740
                                                     --------
                                                       35,846
                                                     --------
             CONTAINERS & PACKAGING (2.0%)
       500   Myers Industries Inc. ................     7,050
       400   *Owens-Illinois Inc. .................     6,704
                                                     --------
                                                       13,754
                                                     --------
             EDUCATION (1.3%)
       100   *University of Phoenix Online.........     8,759
                                                     --------
             FABRICATED PRODUCTS (1.2%)
       200   *Reliance Steel & Aluminum Co. .......     8,064
                                                     --------

                                                       FAIR
  SHARES               U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.9%)
       300   *AmeriCredit Corp. ...................  $  5,859
       100   Countrywide Financial Corp. ..........     7,025
                                                     --------
                                                       12,884
                                                     --------
             FOOD, BEVERAGE & TOBACCO (4.2%)
       300   Coca-Cola Enterprises Inc. ...........     8,697
       100   R.J. Reynolds Tobacco Holdings
              Inc. ................................     6,759
       300   Tyson Foods Inc. CL A.................     6,285
       200   UST Inc. .............................     7,200
                                                     --------
                                                       28,941
                                                     --------
             INSURANCE (4.0%)
       200   American Financial Group Inc. ........     6,114
       200   Aon Corp. ............................     5,694
       100   Arthur J. Gallagher & Co. ............     3,045
       100   CIGNA Corp. ..........................     6,881
       100   Loews Corp. ..........................     5,996
                                                     --------
                                                       27,730
                                                     --------
             MEDICAL & RELATED (2.2%)
       200   *Coventry Health Care Inc. ...........     9,780
       200   *Owens & Minor Inc. ..................     5,180
                                                     --------
                                                       14,960
                                                     --------
             METALS & MINING (2.5%)
       300   *Steel Dynamics Inc. .................     8,589
       400   Steel Technologies Inc. ..............     8,832
                                                     --------
                                                       17,421
                                                     --------
             MOTION PICTURES (0.7%)
       400   *Metro-Goldwyn-Mayer Inc. ............     4,840
                                                     --------
             OFFICE EQUIPMENT & SUPPLIES (1.7%)
       100   Deluxe Corp. .........................     4,350
       200   *Global Imaging Systems Inc. .........     7,332
                                                     --------
                                                       11,682
                                                     --------
             OIL, ENERGY & NATURAL GAS (1.8%)
       300   Lyondell Chemical Co. ................     5,217
       200   *Ultra Petroleum Inc. ................     7,466
                                                     --------
                                                       12,683
                                                     --------
             PRINTING & PUBLISHING (0.9%)
       200   Donnelley RR & Sons Co. ..............     6,604
                                                     --------
             RENTAL & LEASING (1.1%)
       200   Ryder System Inc. ....................     8,014
                                                     --------
             RETAIL (6.2%)
       200   *Abercrombie & Fitch Co. CL A.........     7,750
       300   *Aeropostale Inc. ....................     8,073
       300   Albertson's Inc. .....................     7,962
       300   *Big 5 Sporting Goods Corp. ..........     7,857
       100   *Michaels Stores Inc. ................     5,500
       200   Supervalu Inc. .......................     6,122
                                                     --------
                                                       43,264
                                                     --------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                       FAIR
  SHARES               U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             TRANSPORTATION (2.1%)
       200   Arkansas Best Corp. ..................  $  6,584
       200   *Yellow Roadway Corp. ................     7,972
                                                     --------
                                                       14,556
                                                     --------
             TOTAL U. S. COMMON STOCKS (53.6%).....  $371,981
                                                     --------

                                                       FAIR
  SHARES             FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.8%)
             CONSUMER PRODUCTS(1.0%)
       200   *Helen of Troy Ltd. ..................  $  7,374
                                                     --------
             TRANSPORTATION (0.8%)
       200   *Knightsbridge Tankers Ltd. ..........     5,780
                                                     --------
             TOTAL BERMUDA.........................    13,154
                                                     --------
             MARSHALL ISLAND (1.1%)
             TRANSPORTATION (1.1%)
       200   Teekay Shipping Corp. ................     7,476
                                                     --------
             NETHERLANDS(0.7%)
             INSURANCE (0.7%)
       200   ING Groep NV ADR......................     4,740
                                                     --------
             UNITED KINGDOM (1.6%)
             MEDICAL & RELATED (1.6%)
       200   Smith & Nephew PLC ADR................    11,054
                                                     --------
             TOTAL FOREIGN STOCKS (5.2%)...........  $ 36,424
                                                     --------
             TOTAL COMMON STOCKS (58.8%)...........  $408,405
                                                     --------

   FACE                                               FAIR
  AMOUNT            LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.4%)
$   10,000   GMAC 5.125% 05/09/08..................  $10,046
                                                     -------
             FINANCIAL SERVICES (1.4%)
    10,000   Citigroup Inc. 5.125% 05/05/14........    9,815
                                                     -------
             FOOD, BEVERAGE & TOBACCO (3.3%)
    10,000   Coca-Cola 8.500% 02/01/12.............   12,240
    10,000   Philip Morris 6.950% 06/01/06.........   10,503
                                                     -------
                                                      22,743
                                                     -------
             GOVERNMENT (2.1%)
    15,000   US Treasury Note 3.875% 05/15/09......   15,055
                                                     -------
             UTILITIES (3.1%)
    10,000   Semco Energy 8.000% 06/30/16..........   10,175
    10,000   Wisconsin Power & Light 7.000%
              06/15/07.............................   10,868
                                                     -------
                                                      21,043
                                                     -------
             TOTAL LONG-TERM BONDS & NOTES
              (11.3%)..............................  $78,702
                                                     -------

   FACE                                                FAIR
  AMOUNT                SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             DEMAND NOTE (0.1%)
$      375   Wisconsin Corp. Central Credit Union
              Discount Note 1.0300% due 12/31/31...  $    375
                                                     --------
             MORTGAGE BACKED (37.0%)
   257,000   FHLB D Note 1.000% 07/01/04...........   257,000
                                                     --------
             TOTAL SHORT-TERM NOTES (37.1%)........  $257,375
                                                     --------
             TOTAL HOLDINGS (107.2%)
              (COST $720,652) (A)..................  $744,482
             NET OTHER ASSETS (LIABILITIES)
              (-7.2%)..............................   (50,269)
                                                     --------
             NET ASSETS (100.0%)...................  $694,213
                                                     ========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $217.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $720,652)............................  $744,482
  Cash.........................................        25
  Receivable for securities sold...............     2,441
  Dividends & accrued interest receivable......       912
  Due from advisor.............................     4,869
                                                 --------
    Total assets...............................   752,729
                                                 --------
Liabilities:
  Payable for securities purchased.............    52,039
  Payable for fund shares redeemed.............        27
  Payable for investment management services
    (note 3)...................................       679
  Accrued custody expense......................       972
  Accrued professional fees....................     2,465
  Accrued accounting fees......................     2,078
  Accrued printing and proxy fees..............       118
  Other accrued expenses.......................       138
                                                 --------
    Total liabilities..........................    58,516
                                                 --------
Net assets.....................................  $694,213
                                                 ========
Net assets consist of:
  Par value, $1 per share......................  $ 66,945
  Paid-in capital in excess of par value.......   603,655
  Accumulated net realized loss on
    investments................................      (577)
  Net unrealized appreciation on investments...    23,830
  Undistributed net investment income..........       360
                                                 --------
Net assets.....................................  $694,213
                                                 ========
Shares outstanding.............................    66,945
Net asset value per share......................  $  10.37
                                                 ========

 STATEMENT OF OPERATIONS

                                    For Period From May 1, 2004 to June 30, 2004

Investment income:
  Interest.....................................  $   684
  Dividends (net of withholding tax of $5).....    1,259
                                                 -------
    Total investment income....................    1,943
                                                 -------
Expenses:
  Management fees (note 3).....................      679
  Custodian fees...............................      972
  Directors' fees..............................       66
  Professional fees............................    2,469
  Accounting fees..............................    2,078
  Printing and proxy fees......................      118
  Other........................................       71
                                                 -------
    Total expenses.............................    6,453
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (4,870)
                                                 -------
    Net expenses...............................    1,583
                                                 -------
    Net investment income......................      360
                                                 -------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments.............     (577)
  Change in unrealized
    appreciation/depreciation on investments...   23,830
                                                 -------
    Net gain on investments....................   23,253
                                                 -------
    Net increase in net assets from
      operations...............................  $23,613
                                                 =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                              FROM MAY 1, 2004*
                                                               TO JUNE 30, 2004
                                                                 (UNAUDITED)
                                                              ------------------
From operations:
  Net investment income.....................................       $    360
  Realized loss on investments..............................           (577)
  Change in unrealized appreciation/depreciation on
    investments.............................................         23,830
                                                                   --------
    Net increase in assets from operations..................         23,613
                                                                   --------
From capital share transactions (note 4):
  Received from shares sold.................................        756,647
  Paid for shares redeemed..................................        (86,047)
                                                                   --------
    Increase in net assets derived from capital share
     transactions...........................................        670,600
                                                                   --------
         Increase in net assets.............................        694,213
Net Assets:
  Beginning of period.......................................              0
                                                                   --------
  End of period (a).........................................       $694,213
                                                                   ========
(a) Includes undistributed net investment income of.........       $    360
                                                                   ========

 FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                              FROM MAY 1, 2004*
                                                               TO JUNE 30, 2004
                                                                 (UNAUDITED)
                                                              ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................        $10.00
Income from investment operations:
  Net investment income.....................................          0.01
  Net realized & unrealized gain on investments.............          0.36
                                                                    ------
    Total income from investment operations.................          0.37
                                                                    ------
Net asset value, end of period..............................        $10.37
                                                                    ======
Total return................................................          3.70%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................        $  0.7
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................          5.13%(a)
    Net investment income...................................          1.17%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
      Expenses..............................................         20.90%(a)
Portfolio turnover rate.....................................             2%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO

 OBJECTIVE

The principal investment objective of the Covered Call Portfolio is to seek modest capital appreciation and to maximize realized gains from writing covered call options by investing in equity securities traded in the United States and in covered call options sold (that is, "written") on equities comprising at least 80% of the portfolio's net assets.
 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

Since inception (5/1/04)                     2.31%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period that began May 1, 2004 and ended June 30, 2004, the Ohio National Covered Call Portfolio returned 2.31% versus 2.64% for the current benchmark, the S&P 1500 Supercomposite Index.

The directionless, sideways movement of the market presented less-than-ideal conditions for ICON's systematic discipline of identifying undervalued industries that display sustainable relative strength. We maintained our overall tilt toward cyclical, economically sensitive industries. However, we gradually moved away from early-cycle consumer discretionary and technology industries and toward late-cycle industries in the materials and industrials sector.

Among the Portfolio's best performers for the period were UICI, Abercrombie & Fitch Co. CL A, Helen of Troy Ltd., Owens-Illinois Inc., and Ultra Petroleum Inc.

Our valuation readings in the Energy sector indicated limited exposure during the quarter; the sector nonetheless surged on rising oil prices. While the sector has shown recent strength, our valuation based methodology indicates that this advance is not supportable.

We believe that domestic equities still remain detached from intrinsic value as uncertainty among investors has held stocks in a tight trading range. Our valuation methodology indicates the domestic market is undervalued by approximately 17%. Our analysis suggests that this choppy trading range is positioned to end with a breakout to the upside as prices ultimately move up toward our estimate of fair value.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                             COVERED CALL PORTFOLIO (COMMENCED
                                                                  OPERATIONS MAY 1, 2004)         S&P 1500 SUPERCOMPOSITE INDEX
                                                             ---------------------------------    -----------------------------
5/01/04                                                                  10000.00                            10000.00
5/31/04                                                                  10000.00                            10144.00
6/04                                                                     10231.00                            10264.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Standards and Poor's 1500 Supercomposite is a broad-based capitalization-weighted Index of 1500 U.S. Companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Waste Connections Inc.                  2.2
 2.  University of Phoenix Online            2.1
 3.  Smithfield Foods Inc.                   1.9
 4.  Cardinal Health Inc.                    1.7
 5.  Knight Transportation Inc.              1.6
 6.  Yellow Roadway Corp.                    1.6
 7.  Abercrombie & Fitch Co. CL A            1.6
 8.  Quicksilver Inc.                        1.5
 9.  Alliant Techsystems Inc.                1.5
10.  Helen of Troy Ltd.                      1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2004*

                                       % of Net Assets
 1.  Insurance                              10.0
 2.  Retail                                  7.0
 3.  Consumer Products                       6.7
 4.  Medical & Related                       4.9
 5.  Transportation                          4.6

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                       FAIR
  SHARES               U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (1.6%)
       300   *Alliant Techsystems Inc. ............  $ 19,002
                                                     --------
             BIOTECHNOLOGY & DRUGS (1.7%)
       300   Cardinal Health Inc. .................    21,015
                                                     --------
             BUILDING & CONSTRUCTION (2.0%)
       200   Ashland Inc. .........................    10,562
       200   *Eagle Materials Inc. ................    14,204
                                                     --------
                                                       24,766
                                                     --------
             BUSINESS SERVICES (1.3%)
     1,000   *Labor Ready Inc. ....................    15,500
                                                     --------
             CAPITAL GOODS (1.2%)
       600   Flowserve Corp. ......................    14,964
                                                     --------
             CHEMICALS (1.6%)
       200   Albemarle Corp. ......................     6,330
       200   *Scotts Co. CL A......................    12,776
                                                     --------
                                                       19,106
                                                     --------
             COMPUTER & RELATED (1.2%)
       600   *Cognizant Technology Solutions
              Corp. ...............................    15,246
                                                     --------
             CONSUMER PRODUCTS (5.2%)
       500   *Polo Ralph Lauren Corp. .............    17,225
       800   *Quicksilver Inc. ....................    19,048
       800   Tupperware Corp. .....................    15,544
       400   *Yankee Candle Co. Inc. ..............    11,700
                                                     --------
                                                       63,517
                                                     --------
             CONTAINERS & PACKAGING (2.4%)
     1,000   *Owens-Illinois Inc. .................    16,760
       500   *Pactiv Corp. ........................    12,470
                                                     --------
                                                       29,230
                                                     --------
             EDUCATION (2.1%)
       300   *University of Phoenix Online.........    26,277
                                                     --------
             ELECTRONICS/SEMICONDUCTORS (1.1%)
       700   *OSI Systems Inc. ....................    13,951
                                                     --------
             FABRICATED PRODUCTS (1.3%)
       400   *Reliance Steel & Aluminum Co. .......    16,128
                                                     --------
             FOOD, BEVERAGE & TOBACCO (4.5%)
       200   R.J. Reynolds Tobacco Holdings
              Inc. ................................    13,518
       800   *Smithfield Foods Inc. ...............    23,520
       500   UST Inc. .............................    18,000
                                                     --------
                                                       55,038
                                                     --------
             INSURANCE (10.0%)
       400   American Financial Group Inc. ........    12,228
       200   CIGNA Corp. ..........................    13,762
       300   *Delphi Financial Group Inc. .........    13,350
       200   Hartford Financial Services Group
              Inc. ................................    13,748
       300   Hilb, Rogal & Hobbs Co. ..............    10,704
       300   Loews Corp. ..........................    17,988

                                                       FAIR
  SHARES               U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             INSURANCE (CONTINUED)
       300   Torchmark Corp. ......................  $ 16,140
       600   *UICI.................................    14,286
       100   *WellPoint Health Networks Inc. ......    11,201
                                                     --------
                                                      123,407
                                                     --------
             MEDICAL & RELATED (4.9%)
       300   *Coventry Health Care Inc. ...........    14,670
       500   PolyMedica Corp. .....................    15,520
       500   *RehabaCare Group Inc. ...............    13,315
       200   *Respironics Inc. ....................    11,750
       400   *Select Medical Corp. ................     5,368
                                                     --------
                                                       60,623
                                                     --------
             METALS & MINING (3.5%)
       500   Alcoa Inc. ...........................    16,515
       600   *Headwaters Inc. .....................    15,558
       400   *Steel Dynamics Inc. .................    11,452
                                                     --------
                                                       43,525
                                                     --------
             MOBILE HOMES & RV'S (1.1%)
       400   *Thor Industries Inc. ................    13,384
                                                     --------
             OFFICE EQUIPMENT & SUPPLIES (0.9%)
       300   *Global Imaging Systems Inc. .........    10,998
                                                     --------
             OIL, ENERGY & NATURAL GAS (2.1%)
       200   *Newfield Exploration Co. ............    11,148
       400   *Ultra Petroleum Inc. ................    14,932
                                                     --------
                                                       26,080
                                                     --------
             RESTAURANTS (1.1%)
       600   *Sonic Corp. .........................    13,650
                                                     --------
             RETAIL (7.0%)
       500   *Abercrombie & Fitch Co. CL A.........    19,375
       200   *Express Scripts Inc. ................    15,846
       300   *O'Reilly Automotive Inc. ............    13,560
       700   *Safeway Inc. ........................    17,738
       500   TJX Cos. Inc. ........................    12,070
       300   *West Marine Inc. ....................     8,055
                                                     --------
                                                       86,644
                                                     --------
             TELECOMMUNICATIONS & RELATED (0.9%)
       400   *Nextel Communications Inc. CL A......    10,664
                                                     --------
             TRANSPORTATION (4.6%)
       400   CNF Inc. .............................    16,624
       700   *Knight Transportation Inc. ..........    20,111
       500   *Yellow Roadway Corp. ................    19,930
                                                     --------
                                                       56,665
                                                     --------
             WASTE MANAGEMENT SERVICES (2.2%)
       900   *Waste Connections Inc. ..............    26,694
                                                     --------
             TOTAL U.S. COMMON STOCKS (65.5%)......  $806,074
                                                     --------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                       FAIR
  SHARES             FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.5%)
             CONSUMER PRODUCTS (1.5%)
       500   *Helen of Troy Ltd. ..................  $ 18,435
                                                     --------
             MEXICO (0.9%)
             TELECOMMUNICATIONS & RELATED (0.9%)
       300   America Movil Series L ADR............    10,911
                                                     --------
             RUSSIA (1.0%)
             TELECOMMUNICATIONS & RELATED (1.0%)
       100   *Mobile Telesystems SP ADR............    12,200
                                                     --------
             TOTAL FOREIGN COMMON STOCKS (3.4%)....  $ 41,546
                                                     --------
             TOTAL COMMON STOCKS (68.9%)...........  $847,620
                                                     --------

   FACE                                               FAIR
  AMOUNT               SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             DEMAND NOTES (0.1%)
$      577   Wisconsin Corp. Central Credit Union
              Discount Note 1.030% due
              12/31/31...........................  $      577
                                                   ----------
             MORTGAGE BACKED (33.2%)
   410,000   FHLB D Note 1.000% 07/01/04.........     410,000
                                                   ----------
             TOTAL SHORT-TERM NOTES (33.3%)......  $  410,577
                                                   ----------
             TOTAL HOLDINGS (102.2%) (COST
              $1,216,997) (A)....................  $1,258,197
             NET OTHER ASSETS (LIABILITIES)
              (-2.2%)............................     (27,493)
                                                   ----------
             NET ASSETS (100.0%).................  $1,230,704
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,353.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO

  SCHEDULE OF WRITTEN OPTIONS                          JUNE 30, 2004 (UNAUDITED)

                                                                        CONTRACTS
                            UNDERLYING SECURITY                        (100 SHARES         MARKET
                       EXPIRATION DATE/EXERCISE PRICE                 PER CONTRACT)         VALUE
        ------------------------------------------------------------------------------------------

                                CALL OPTIONS
        Abercrombie & Fitch Co. CL A
        Expiration August 2004/Exercise Price $42.50................        500            $   275
        Albemarle Corporation
        Expiration July 2004/Exercise Price $30.00..................        100                173
        Alcoa Inc.
        Expiration August 2004/Exercise Price $35.00................        500                300
        Alliant Techsystems Inc.
        Expiration July 2004/Exercise Price $65.00..................        100                 33
        Expiration August 2004/Exercise Price $65.00................        100                130
        America Movil Series L ADR
        Expiration August 2004/Exercise Price $40.00................        300                120
        American Financial Group Inc.
        Expiration August 2004/Exercise Price $30.00................        300                307
        Ashland Inc.
        Expiration August 2004/Exercise Price $55.00................        200                155
        Cardinal Health Inc.
        Expiration August 2004/Exercise Price $75.00................        300                188
        CIGNA Corp.
        Expiration August 2004/Exercise Price $75.00................        200                100
        CNF Inc.
        Expiration July 2004/Exercise Price $40.00..................        200                355
        Expiration July 2004/Exercise Price $42.50..................        100                 37
        Cognizant Technology Solutions Corp.
        Expiration July 2004/Exercise Price $25.00..................        300                270
        Coventry Health Care Inc.
        Expiration July 2004/Exercise Price $50.00..................        300                158
        Delphi Financial Group Inc.
        Expiration August 2004/Exercise Price $40.00................        100                460
        Eagle Materials Inc.
        Expiration August 2004/Exercise Price $75.00................        200                220
        Express Scripts Inc.
        Expiration August 2004/Exercise Price $85.00................        200                135
        Flowserve Corp.
        Expiration August 2004/Exercise Price $25.00................        500                512
        Global Imaging Systems Inc.
        Expiration July 2004/Exercise Price $35.00..................        300                533
        Hartford Financial Services Group Inc.
        Expiration July 2004/Exercise Price $70.00..................        200                100
        Headwaters Inc.
        Expiration July 2004/Exercise Price $25.00..................        400                620

                                                                     (continued)

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO (CONTINUED)

 SCHEDULE OF WRITTEN OPTIONS                           JUNE 30, 2004 (UNAUDITED)

                                                                        CONTRACTS
                            UNDERLYING SECURITY                        (100 SHARES         MARKET
                       EXPIRATION DATE/EXERCISE PRICE                 PER CONTRACT)         VALUE
        ------------------------------------------------------------------------------------------
                                CALL OPTIONS
        Helen of Troy Ltd.
        Expiration July 2004/Exercise Price $35.00..................        500            $ 1,150
        Hilb, Rogal & Hobbs Co.
        Expiration July 2004/Exercise Price $40.00..................        300                 37
        Knight Transportation Inc.
        Expiration August 2004/Exercise Price $30.00................        600                495
        Labor Ready Inc.
        Expiration August 2004/Exercise Price $15.00................        700                788
        Loews Corp.
        Expiration August 2004/Exercise Price $60.00................        200                360
        Mobile TeleSystems SP ADR
        Expiration August 2004/Exercise Price $135.00...............        100                245
        Newfield Exploration Co.
        Expiration August 2004/Exercise Price $60.00................        200                155
        Nextel Communications Inc. CL A
        Expiration July 2004/Exercise Price $25.00..................        400                720
        O'Reilly Automotive Inc.
        Expiration July 2004/Exercise Price $45.00..................        100                100
        Expiration August 2004/Exercise Price $50.00................        100                 37
        OSI Systems Inc.
        Expiration July 2004/Exercise Price $17.50..................        700              1,750
        Owens-Illinois Inc.
        Expiration August 2004/Exercise Price $17.50................        700                315
        Pactiv Corp.
        Expiration August 2004/Exercise Price $25.00................        500                450
        Polo Ralph Lauren Corp.
        Expiration July 2004/Exercise Price $35.00..................        200                100
        PolyMedica Corp.
        Expiration July 2004/Exercise Price $30.00..................        200                270
        Quicksilver Inc.
        Expiration July 2004/Exercise Price $25.00..................        600                135
        RehabaCare Group Inc.
        Expiration July 2004/Exercise Price $25.00..................        200                385
        Reliance Steel & Aluminum Co.
        Expiration July 2004/Exercise Price $40.00..................        100                125
        Expiration August 2004/Exercise Price $40.00................        300                615
        Respironics Inc.
        Expiration August 2004/Exercise Price $60.00................        200                320
        R. J. Reynolds Tobacco Holdings Inc.
        Expiration August 2004/Exercise Price $70.00................        200                330

                                                                     (continued)

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO (CONTINUED)

 SCHEDULE OF WRITTEN OPTIONS                           JUNE 30, 2004 (UNAUDITED)

                                                                        CONTRACTS
                            UNDERLYING SECURITY                        (100 SHARES         MARKET
                       EXPIRATION DATE/EXERCISE PRICE                 PER CONTRACT)         VALUE
        ------------------------------------------------------------------------------------------

                                CALL OPTIONS
        Safeway Inc.
        Expiration August 2004/Exercise Price $25.00................        500            $   550
        Scotts Company CL A
        Expiration August 2004/Exercise Price $70.00................        200                 45
        Select Medical Corp.
        Expiration July 2004/Exercise Price $12.50..................        400                470
        Smithfield Foods Inc.
        Expiration July 2004/Exercise Price $30.00..................        800                220
        Sonic Corp.
        Expiration August 2004/Exercise Price $25.00................        600                195
        Steel Dynamics Inc.
        Expiration August 2004/Exercise Price $30.00................        200                170
        Thor Industries Inc.
        Expiration August 2004/Exercise Price $35.00................        400                440
        TJX Cos. Inc.
        Expiration August 2004/Exercise Price $25.00................        200                100
        Torchmark Corp.
        Expiration August 2004/Exercise Price $55.00................        200                175
        Tupperware Corp.
        Expiration August 2004/Exercise Price $20.00................        800                380
        UICI
        Expiration August 2004/Exercise Price $22.50................        600              1,185
        Ultra Petroleum Inc.
        Expiration July 2004/Exercise Price $35.00..................        400                920
        University of Phoenix Online
        Expiration July 2004/Exercise Price $90.00..................        300                345
        UST Inc.
        Expiration August 2004/Exercise Price $35.00................        200                335
        Waste Connections Inc.
        Expiration August 2004/Exercise Price $30.00................        750                563
        WellPoint Health Networks Inc.
        Expiration August 2004/Exercise Price $120.00...............        100                 80
        West Marine Inc.
        Expiration July 2004/Exercise Price $25.00..................        300                652
        Yankee Candle Co. Inc.
        Expiration July 2004/Exercise Price $30.00..................        200                 30
        Yellow Roadway Corp.
        Expiration July 2004/Exercise Price $40.00..................        500                475
                                                                         ------            -------
        TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED OF $14,800)........     20,150            $21,393
                                                                         ======            =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 2004 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $1,216,997)........................  $1,258,197
  Dividends & accrued interest receivable....         597
  Due from advisor...........................       4,661
                                               ----------
    Total assets.............................   1,263,455
                                               ----------
Liabilities:
  Cash overdraft.............................       1,429
  Options written, at fair value (premiums
    received of $14,800).....................      21,393
  Payable for written options closed.........       2,059
  Payable for fund shares redeemed...........          49
  Payable for investment management services
    (note 3).................................       1,407
  Accrued custody expense....................         972
  Accrued professional fees..................       2,541
  Accrued accounting fees....................       2,402
  Accrued printing and proxy fees............         235
  Other accrued expenses.....................         264
                                               ----------
    Total liabilities........................      32,751
                                               ----------
Net assets...................................  $1,230,704
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  120,263
  Paid-in capital in excess of par value.....   1,080,187
  Accumulated net realized loss on
    investments and written options..........      (2,971)
  Net unrealized appreciation on investments
    and written options......................      34,607
  Accumulated net investment loss............      (1,382)
                                               ----------
Net assets...................................  $1,230,704
                                               ==========
Shares outstanding...........................     120,263
Net asset value per share....................  $    10.23
                                               ==========

 STATEMENT OF OPERATIONS

                        For Period From May 1, 2004 to June 30, 2004 (Unaudited)

Investment income:
  Interest.....................................  $    77
  Dividends (net of withholding tax of $33)....    1,063
  Other Income.................................      645
                                                 -------
    Total investment income....................    1,785
                                                 -------
Expenses:
  Management fees (note 3).....................    1,407
  Custodian fees...............................      972
  Directors' fees..............................      132
  Professional fees............................    2,541
  Accounting fees..............................    2,402
  Printing and proxy fees......................      235
  Other........................................      139
                                                 -------
    Total expenses.............................    7,828
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)........   (4,661)
                                                 -------
    Net expenses...............................    3,167
                                                 -------
    Net investment loss........................   (1,382)
                                                 -------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments.............     (996)
  Net realized loss on written options.........   (1,975)
  Change in unrealized
    appreciation/depreciation on investments
    and written options........................   34,607
                                                 -------
    Net gain on investments....................   31,636
                                                 -------
    Net increase in net assets from
      operations...............................  $30,254
                                                 =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                              FROM MAY 1, 2004*
                                                              TO JUNE 30, 2004
                                                                 (UNAUDITED)
                                                              -----------------
From operations:
  Net investment loss.......................................     $   (1,382)
  Realized loss on investments and written options..........         (2,971)
  Change in unrealized appreciation/depreciation on
    investments and written options.........................         34,607
                                                                 ----------
    Net increase in assets from operations..................         30,254
                                                                 ----------
From capital share transactions (note 4):
  Received from shares sold.................................      1,312,549
  Paid for shares redeemed..................................       (112,099)
                                                                 ----------
    Increase in net assets derived from capital share
     transactions...........................................      1,200,450
                                                                 ----------
      Increase in net assets................................      1,230,704
Net Assets:
  Beginning of period.......................................              0
                                                                 ----------
  End of period (a).........................................     $1,230,704
                                                                 ==========
(a) Includes accumulated net investment loss of.............     $   (1,382)
                                                                 ==========

 FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                              FROM MAY 1, 2004*
                                                              TO JUNE 30, 2004
                                                                 (UNAUDITED)
                                                              -----------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $10.00
Income (loss) from investment operations:
  Net investment loss.......................................        (0.01)
  Net realized & unrealized gain on investments.............         0.24
                                                                   ------
    Total income from investment operations.................         0.23
                                                                   ------
Net asset value, end of period..............................       $10.23
                                                                   ======
Total return................................................         2.30%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................       $  1.2
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         5.28%(a)
    Net investment loss.....................................        (2.31)%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................        13.06%(a)
Portfolio turnover rate.....................................            1%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of 21 separate investment portfolios (the "Portfolios") that seek the following investment objectives:

   - Equity Portfolio--long-term growth of capital by investing principally in common stocks or other equity securities.

   - Money Market Portfolio--maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments and medium term notes.

   - Bond Portfolio--high level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate and long-term debt securities.

   - Omni Portfolio--high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

   - International Portfolio--total return on assets by investing primarily in common stocks of foreign companies.

   - Capital Appreciation Portfolio--long term capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short-term.

   - Discovery Portfolio--maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.

   - International Small Company Portfolio--long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

   - Aggressive Growth Portfolio--long term capital growth by investing in equity securities with attractive growth opportunities.

   - Small Cap Growth Portfolio--long-term capital appreciation by investing in stocks of small companies that have strong business momentum and earnings growth.

   - Mid Cap Opportunity (formerly named Growth & Income Portfolio) Portfolio--long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

   - S&P 500 Index Portfolio--total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and money market instruments.

   - Blue Chip Portfolio--growth of capital and income by investing primarily in security in securities of high quality companies.

   - High Income Bond Portfolio--high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

   - Capital Growth Portfolio--capital appreciation by investing in and actively managing equity securities in small- and mid-cap growth companies.

   - Nasdaq-100 Index Portfolio--long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other Portfolios, the Nasdaq-100 Index Portfolio is a non-diversified fund.

   - Bristol Portfolio--long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

   - Bryton Growth Portfolio--long-term growth of capital by investing primarily in market stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of capitalization.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   - U.S. Equity Portfolio--capital appreciation with a secondary objective of capital preservation to provide long-term growth. The portfolio seeks to identify under-priced sectors and industries.

   - Balanced Portfolio--capital appreciation and income. The portfolio seeks to identify under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

   - Covered Call Portfolio--modest capital appreciation and maximization of realized gains from writing covered call options. The portfolio seeks to identify under-priced sectors and industries and provide capital preservation through the writing of covered call options.

   There are no assurances these objectives will be met.

   The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

   MERGER INFORMATION

   The Fund entered into a Plan of Merger and Reorganization pursuant to which all of the assets and liabilities of the Equity Income Portfolio merged into the Blue Chip Portfolio effective April 29, 2003. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board of Directors on May 23, 2002 and completed on April 29, 2003. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized depreciation immediately before and after the reorganization.

                                                                        BEFORE MERGER           AFTER MERGER
                                                                 ---------------------------    ------------
                                                                 EQUITY INCOME    BLUE CHIP      BLUE CHIP
                                                                 -------------   -----------    ------------
   Shares......................................................    1,213,078       1,419,442      2,535,890
   Net Assets..................................................   $9,113,024     $11,587,584    $20,700,608
   Net Asset Value Per Share...................................   $     7.51     $      8.16    $      8.16
   Net Unrealized Depreciation.................................   $ (816,749)    $(1,155,396)   $(1,972,145)

   SECURITY VALUATION

   Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates fair value. Provided that the money market segment of the Omni Portfolio maintains a dollar-weighted average maturity of 120 days or less and no such debt maturity greater than 1 year, the Omni Portfolio also values such securities at amortized cost.

   For all but the Money Market Portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price on the day of valuation or, if there has been no sale that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last sale price as of 4:00 p.m. Eastern time, or if there has been no sale for that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or a matrix method provided by independent pricing services. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. The difference between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining Portfolios are declared and paid to shareholders annually. Income arising from accumulated net realized capital gains is distributed to shareholders at least once a year.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FOREIGN INVESTMENTS AND CURRENCY

   All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of those Portfolios holding foreign investments, would not be reflected in the computation of the respective net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The books and records of all the Portfolios are maintained in U.S. dollars. Foreign currency amounts for those Portfolio holding foreign investments are translated into U.S. dollars on the following basis:

   (1) fair value of investments, other assets and liabilities-at exchange rates prevailing at the end of the period.

   (2) purchases and sales of investments, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the fair value of the Portfolios are presented at the foreign exchange rates at the end of the period, the Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

   Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

   FOREIGN CURRENCY CONTRACTS

   Each Portfolio, other than the Money Market Portfolio, may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. No forward contracts were held in the fiscal year.

   OPTION WRITING AND FINANCIAL FUTURES CONTRACTS

   Each Portfolio, other than the Money Market Portfolio and S&P 500 Index Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, and each Portfolio, other than the Money Market Portfolio, may
   (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; (e) engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the statement of operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

   Each Portfolio, other than the Money Market Portfolio, may invest in financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.

   A risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established secondary market.

   SECURITIES TRANSACTIONS AND RELATED INCOME

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, except in the case of those portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends, and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

   REPURCHASE AGREEMENTS

   The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). At June 30, 2004, certain Portfolios invested in repurchase agreements, which in the aggregate amounted to $19,367,261.

   These securities are collateralized by various FGCI and FNMA certificates, and U.S. Treasury Notes, with a fair value of $20,134,900. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   4(2) PAPER AND 144A SECURITIES

   4(2) paper is issued pursuant to section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"), which exempts the issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.

   144(A) Securities in which the Portfolios invest may include securities issued by corporations without registration under the Securities Act of 1933, in reliance on the private resale of securities to institutions in Section 5 of the 1933 Act ("Rule 144(A)"). Rule 144(A) securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. Investments by a Portfolio in Rule 144(A) securities could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Rule 144(A) securities will not be considered illiquid, however, if the Portfolio's subadvisor has determined that a liquid trading market exists for such securities using procedures approved by the Board of Directors. The Portfolios' subadvisors have determined, using Board approved procedures, these securities to be liquid, unless otherwise noted.

   FEDERAL INCOME TAXES

   It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated among all the Portfolios on the basis of relative net assets.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) FINANCIAL FUTURES CONTRACTS

   The S&P 500 Index Portfolio held investments in S&P 500 Index Futures Contracts as of June 30, 2004. These are stock index futures contracts, which are developed by and traded on national commodity exchanges, whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

   The contracts in the S&P 500 Index Portfolio are fully collateralized with commercial paper and cash on deposit with brokers. The futures contracts in the Portfolio at June 30, 2004 are as follows:

                                                         EXPIRATION    UNREALIZED   CASH DEPOSITED AS
        PORTFOLIO                PURCHASED                  DATE          GAIN      MARGIN REQUIREMENT
      -------------   -------------------------------   ------------   ----------   ------------------
      S&P 500 Index   25 Long S&P 500 Index Contracts   September 04    $ 23,750        $  891,293

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of Ohio National Life Insurance Company ("ONLIC"), under the terms of which ONI provides Portfolio management and investment advice to the Portfolios and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each Portfolio's average daily net assets based on the following schedule:


      EQUITY PORTFOLIO                                            INTERNATIONAL*, CAPITAL GROWTH, AND
      0.80% of first $500 million                                 BLUE CHIP* PORTFOLIOS
      0.75% over $500 million                                     0.90% of all assets
      MONEY MARKET PORTFOLIO*                                     CAPITAL APPRECIATION, DISCOVERY AND
      0.30% of first $100 million                                 AGGRESSIVE GROWTH PORTFOLIOS
      0.25% of next $150 million                                  0.80% of all assets
      0.23% of next $250 million                                  INTERNATIONAL SMALL COMPANY PORTFOLIO
      0.20% of next $500 million                                  1.00% of first $100 million
      0.15% over $1 billion                                       0.90% over $100 million
      SMALL CAP GROWTH PORTFOLIO                                  HIGH INCOME BOND AND NASDAQ 100 INDEX* PORTFOLIOS
      0.95% of first $150 million                                 0.75% of all assets
      0.80% over $150 million                                     BRYTON GROWTH PORTFOLIO*
      MID CAP OPPORTUNITY PORTFOLIO                               0.85% of first $100 million
      0.85% of first $200 million                                 0.80% of next $400 million
      0.80% over $200 million                                     0.75% over $500 million

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      S&P 500 INDEX PORTFOLIO                                     BOND AND OMNI PORTFOLIOS
      0.40% of first $100 million                                 0.60% of first $100 million
      0.35% of next $150 million                                  0.50% of next $150 million
      0.33% over $250 million                                     0.45% of next $250 million
      BRISTOL PORTFOLIO*                                          0.40% of next $500 million
      0.80% of first $100 million                                 0.30% of next $1 billion
      0.75% of next $400 million                                  0.25% over $2 billion
      0.70% over $500 million                                     BALANCED AND U.S. EQUITY PORTFOLIOS
      COVERED CALL PORTFOLIO                                      0.75% of first $200 million
      0.80% of first $200 million                                 0.70% of next $300 million
      0.75% of next $300 million                                  0.65% over $500 million
      0.70% over $500 million

   * The advisor is waiving any of its fees for these portfolios in excess of the following amounts:

      Money Market                                                0.25% of average daily net assets
      International Portfolio                                     0.85% of average daily net assets
      Blue Chip Portfolio                                         0.75% of average daily net assets
      Nasdaq-100 Index Portfolio                                  0.40% of average daily net assets
      Bristol Portfolio                                           0.00% of average daily net assets
      Bryton Growth Portfolio                                     0.00% of average daily net assets

   Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the Capital Appreciation, Discovery, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, Capital Growth, Blue Chip, High Income Bond, International, International Small Company, Equity, Omni, Bristol , Bryton Growth, U.S. Equity, Balanced and Covered Call Portfolios subject to the approval of the Portfolio's Board of Directors. ONI has entered into Sub-Advisory Agreements with Jennison Associates LLC ("Jennison"), Founders Asset Management LLC ("FAM"), Janus Capital Management LLC ("Janus"), UBS Global Asset Management (New York), Inc. ("UBS"), RS Investments Management, L.P. ("RSI"), Eagle Asset Management, Inc. ("Eagle"), Federated Investment Counseling ("FIC"), Federated Global Investment Management Corp. ("Federated Global"), Legg Mason Funds Management, Inc. ("LM"), Suffolk Capital Management, LLC ("Suffolk"), and ICON Advisers, Inc. respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, the sub-advisors receive from ONI an annual fee on the basis of each Portfolio's average daily net assets based on the following schedule:


      EQUITY PORTFOLIO                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
      0.45% of first $500 million                                 0.75% of first $100 million
      0.40% over $500 million                                     0.65% over $100 million
      CAPITAL APPRECIATION PORTFOLIO                              DISCOVERY PORTFOLIO
      0.75% of first $10 million                                  0.55% of first $150 million
      0.50% of next $30 million                                   0.50% of next $150 million
      0.35% of next $25 million                                   0.40% over $300 million
      0.25% of next $335 million                                  SMALL CAP PORTFOLIO
      0.22% of next $600 million                                  0.65% of first $50 million
      0.20% over $1 billion                                       0.60% of next $100 million
                                                                  0.50% over $150 million

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


      AGGRESSIVE GROWTH PORTFOLIO                                 CAPITAL GROWTH PORTFOLIO
      0.55% of first $100 million                                 0.59% of first $100 million
      0.50% of next $400 million                                  0.55% of next $100 million
      0.45% over $500 million                                     0.50% over $200 million
      MID CAP OPPORTUNITY PORTFOLIO                               BLUE CHIP PORTFOLIO
      0.60% of first $100 million                                 0.50% of first $35 million
      0.55% of next $100 million                                  0.35% of next $65 million
      0.50% over $200 million                                     0.25% over $100 million
      HIGH INCOME BOND PORTFOLIO                                  BRISTOL PORTFOLIO**
      0.50% of first $30 million                                  0.45% of first $100 million
      0.40% of next $20 million                                   0.40% of next $400 million
      0.30% of next $25 million                                   0.35% over $500 million
      0.25% over $75 million                                      BRYTON GROWTH PORTFOLIO**
      OMNI PORTFOLIO                                              0.50% if first $100 million
      0.30% of first $100 million                                 0.45% of next $400 million
      0.25% of next $150 million                                  0.40% over $500 million
      0.225% of next $250 million                                 BALANCED AND U.S. EQUITY PORTFOLIOS
      0.20% of next $500 million                                  0.50% of first $200 million
      0.15% of next $1 billion                                    0.45% of next $300 million
      0.125% over $2 billion                                      0.40% over $500 million for each of those portfolios
      INTERNATIONAL PORTFOLIO                                     COVERED CALL PORTFOLIO
      0.40% of first $200 million                                 0.55% of first $200 million
      0.35% over $200 million                                     0.50% of next $300 million
                                                                  0.45% over $500 million

   ** Suffolk, the subadviser for the Bristol and Bryton Growth portfolios, is presently waiving its entire subadvisery fee for those two portfolios pursuant to a contracted arrangement in effect until at least December 31, 2004.

   Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $3,500 plus $1,000 for each Board meeting attended and $500 for each Board committee meeting attended.

   Under an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that ONI may properly perform its function on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLIC performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as the accounting agent for all but the International and International Small Company Portfolios. U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for all but the International and International Small Company Portfolios. The accounting agent and custodian for the International and International Small Company Portfolios is State Street Bank-Kansas City, 801 Pennsylvania, Kansas City, Missouri. For assets held outside the United States, U.S. Bank and State Street Bank-Kansas City enter into subcustodial agreements, subject to approval by the Board of Directors.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) CAPITAL SHARE TRANSACTIONS

   Capital share transactions for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                         EQUITY                   MONEY MARKET                     BOND
                                                ------------------------    -------------------------    ------------------------
                                                SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR           ENDED         YEAR
                                                 06/30/04       ENDED        06/30/04        ENDED        06/30/04       ENDED
                                                (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03      (UNAUDITED)    12/31/03
                                                -----------   ----------    -----------   -----------    -----------   ----------
   Capital shares issued on sales.............   1,415,843     2,449,162     4,589,888     53,984,744      928,621      2,079,397
   Capital shares issued on reinvested
     dividends................................          --        29,764        34,071        121,344           --        486,963
   Capital shares redeemed....................    (566,145)   (1,104,353)   (5,543,663)   (58,075,058)    (511,144)    (2,460,939)
                                                 ---------    ----------    ----------    -----------     --------     ----------
   Net increase/(decrease)....................     849,698     1,374,573      (919,704)    (3,968,970)     417,477        105,421
                                                 =========    ==========    ==========    ===========     ========     ==========

                                                          OMNI                    INTERNATIONAL            CAPITAL APPRECIATION
                                                ------------------------    -------------------------    ------------------------
                                                SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR           ENDED         YEAR
                                                 06/30/04       ENDED        06/30/04        ENDED        06/30/04       ENDED
                                                (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03      (UNAUDITED)    12/31/03
                                                -----------   ----------    -----------   -----------    -----------   ----------
   Capital shares issued on sales.............     129,214       288,924     2,038,134      7,744,181      276,061        661,551
   Capital shares issued on reinvested
     dividends................................          --        96,825            --         37,855           --         18,903
   Capital shares redeemed....................    (419,021)     (929,179)     (427,566)    (7,578,974)    (361,929)    (1,221,053)
                                                 ---------    ----------    ----------    -----------     --------     ----------
   Net increase/(decrease)....................    (289,807)     (543,430)    1,610,568        203,062      (85,868)      (540,599)
                                                 =========    ==========    ==========    ===========     ========     ==========

                                                                                  INTERNATIONAL
                                                       DISCOVERY                  SMALL COMPANY             AGGRESSIVE GROWTH
                                                ------------------------    -------------------------    ------------------------
                                                SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR           ENDED         YEAR
                                                 06/30/04       ENDED        06/30/04        ENDED        06/30/04       ENDED
                                                (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03      (UNAUDITED)    12/31/03
                                                -----------   ----------    -----------   -----------    -----------   ----------
   Capital shares issued on sales.............     127,948       339,449       261,896        702,342      215,842        665,081
   Capital shares issued on reinvested
     dividends................................          --            --            --          4,018           --             --
   Capital shares redeemed....................    (391,999)     (882,271)     (168,785)      (549,090)    (281,580)      (697,005)
                                                 ---------    ----------    ----------    -----------     --------     ----------
   Net increase/(decrease)....................    (264,051)     (542,822)       93,111        157,270      (65,738)       (31,924)
                                                 =========    ==========    ==========    ===========     ========     ==========

                                                    SMALL CAP GROWTH           MID CAP OPPORTUNITY           S & P 500 INDEX
                                                ------------------------    -------------------------    ------------------------
                                                SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR           ENDED         YEAR
                                                 06/30/04       ENDED        06/30/04        ENDED        06/30/04       ENDED
                                                (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03      (UNAUDITED)    12/31/03
                                                -----------   ----------    -----------   -----------    -----------   ----------
   Capital shares issued on sales.............     167,557       494,432       187,578        533,647      977,666      3,400,822
   Capital shares issued on reinvested
     dividends................................          --            --            --          2,944           --        179,529
   Capital shares redeemed....................    (284,934)     (496,460)     (469,228)      (999,195)    (766,166)    (2,788,372)
                                                 ---------    ----------    ----------    -----------     --------     ----------
   Net increase/(decrease)....................    (117,377)       (2,028)     (281,650)      (462,604)     211,500        791,979
                                                 =========    ==========    ==========    ===========     ========     ==========

                                                       BLUE CHIP                HIGH INCOME BOND              CAPITAL GROWTH
                                                ------------------------    -------------------------    ------------------------
                                                SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR           ENDED         YEAR
                                                 06/30/04       ENDED        06/30/04        ENDED        06/30/04       ENDED
                                                (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03      (UNAUDITED)    12/31/03
                                                -----------   ----------    -----------   -----------    -----------   ----------
   Capital shares issued on sales.............     258,670       586,629     1,048,734      1,706,422      149,437        289,364
   Capital shares issued in merger............          --     1,116,448            --             --           --             --
   Capital shares issued on reinvested
     dividends................................          --        30,856            --        235,314           --             --
   Capital shares redeemed....................    (147,285)     (306,388)      355,635       (867,729)    (128,709)      (359,124)
                                                 ---------    ----------    ----------    -----------     --------     ----------
   Net increase/(decrease)....................     111,385     1,427,545       693,099      1,074,007       20,728        (69,760)
                                                 =========    ==========    ==========    ===========     ========     ==========

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    NASDAQ-100 INDEX                 BRISTOL                  BRYTON GROWTH
                                                ------------------------    -------------------------    ------------------------
                                                SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR           ENDED         YEAR
                                                 06/30/04       ENDED        06/30/04        ENDED        06/30/04       ENDED
                                                (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03      (UNAUDITED)    12/31/03
                                                -----------   ----------    -----------   -----------    -----------   ----------
   Capital shares issued on sales.............     820,735     3,125,103        57,676        419,581      121,748        292,071
   Capital shares issued on reinvested
     dividends................................          --            --            --          2,161           --             --
   Capital shares redeemed....................    (581,498)   (1,717,253)      (20,685)      (127,736)     (64,032)       (61,139)
                                                 ---------    ----------    ----------    -----------     --------     ----------
   Net increase/(decrease)....................     239,237     1,407,850        36,991        294,006       57,716        230,932
                                                 =========    ==========    ==========    ===========     ========     ==========

                                                                               COVERED
                                                U.S. EQUITY    BALANCED         CALL
                                                -----------   -----------    -----------
                                                 05/01/04      05/01/04       05/01/04
                                                    TO            TO             TO
                                                 06/30/04      06/30/04       06/30/04
                                                (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                                                -----------   -----------    -----------
   Capital shares issued on sales.............     100,295        75,293        131,289
   Capital shares issued on reinvested
     dividends................................          --            --             --
   Capital shares redeemed....................     (12,773)       (8,348)       (11,026)
                                                 ---------    ----------     ----------
   Net increase/(decrease)....................      87,522        66,945        120,263
                                                 =========    ==========     ==========

   The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity, Omni, and International Portfolios, 30,000,000 shares have been allocated to the Money Market Portfolio, and 10,000,000 are allocated to each of the other Portfolios. The remaining 20,000,000 are unallocated at this time.

   On December 4, 2003 ONII made a $3,226 capital contribution into the Money Market Portfolio. This contribution was due to accumulated realized losses in the Portfolio.

(5) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the for the six-month period ended June 30, 2004 were as follows:

                                                                                                                CAPITAL
                                                 EQUITY          BOND           OMNI       INTERNATIONAL      APPRECIATION
                                               -----------   -------------   -----------   --------------   ----------------
      Stocks & Bonds:
        Purchases............................  $33,009,531    $17,285,776    $71,538,294    $42,008,668       $47,435,179
        Sales................................  $ 7,217,293    $10,934,007    $73,563,765    $28,563,337       $48,423,714

                                                             INTERNATIONAL
                                                                 SMALL       AGGRESSIVE      SMALL CAP          MID CAP
                                                DISCOVERY       COMPANY        GROWTH          GROWTH         OPPORTUNITY
                                               -----------   -------------   -----------   --------------   ----------------
      Stocks & Bonds:
        Purchases............................  $43,827,790    $10,832,154    $ 7,190,330    $ 4,175,523       $86,620,569
        Sales................................  $48,142,018    $10,032,758    $ 7,562,604    $ 4,777,488       $89,558,439

                                                S & P 500                    HIGH INCOME                       NASDAQ-100
                                                  INDEX        BLUE CHIP        BOND       CAPITAL GROWTH        INDEX
                                               -----------   -------------   -----------   --------------   ----------------
      Stocks & Bonds:
        Purchases............................  $11,467,416    $ 5,734,568    $13,620,790    $10,239,001       $ 2,177,704
        Sales................................  $ 4,494,581    $ 4,200,894    $ 6,595,645    $ 9,425,274       $ 1,262,831

                                                 BRISTOL     BRYTON GROWTH   U.S. EQUITY      BALANCED        COVERED CALL
                                               -----------   -------------   -----------   --------------   ----------------
      Stocks & Bonds:
        Purchases............................  $10,218,722    $ 5,316,060    $   609,251    $   471,474       $   818,234
        Sales................................  $ 9,828,023    $ 4,888,026    $    17,988    $     7,566       $    10,491

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   OPTIONS CONTRACTS WRITTEN

   The number of option contracts written and the premiums received by the Ohio National Covered Call Portfolio during the six-month period ended June 30, 2004, were as follows:

                                                                 NUMBER OF     PREMIUMS
                                                                 CONTRACTS     RECEIVED
                                                                 ----------   ----------
   Options outstanding, beginning of period....................         0      $     0
   Options written during period...............................    38,250       22,977
   Options exercised during period.............................      (300)        (327)
   Options expired during period...............................   (11,000)      (4,376)
   Options closed during period................................    (6,800)      (3,474)
                                                                  -------      -------
   Options outstanding, end of period..........................    20,150      $14,800
                                                                  =======      =======

(6) FEDERAL INCOME TAX INFORMATION

   As of June 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                        TOTAL
                                                    UNDISTRIBUTED                 ACCUMULATED       UNREALIZED       ACCUMULATED
                                                      ORDINARY      ACCUMULATED   CAPITAL AND      APPRECIATION        EARNINGS
                                                       INCOME        EARNINGS     OTHER LOSSES   (DEPRECIATION)(1)    (DEFICIT)
                                                    -------------   -----------   ------------   -----------------   ------------
   Equity.........................................     $    --        $    --     $(64,635,952)     $ 81,717,248     $ 17,081,296
   Money Market...................................         127            127             (445)               --             (318)
   Bond...........................................          --             --       (2,747,536)        6,782,652        4,035,116
   Omni...........................................          --             --      (20,987,119)        6,748,619      (14,238,500)
   International..................................          --             --      (46,784,441)        9,943,157      (36,841,284)
   Capital Appreciation...........................          --             --       (8,008,924)       15,591,791        7,582,867
   Discovery......................................          --             --      (50,359,888)       14,055,957      (36,303,931)
   International Small Company....................     289,074        289,074       (6,147,392)        6,113,519          255,201
   Aggressive Growth..............................          --             --      (18,137,585)        2,743,198      (15,394,387)
   Small Cap Growth...............................          --             --      (22,846,075)        4,257,110      (18,588,965)
   Mid Cap Opportunity............................          --             --      (29,484,168)       15,844,715      (13,639,453)
   S&P 500 Index..................................          --             --      (30,659,031)      (10,140,398)     (40,799,429)
   Blue Chip......................................      95,747         95,747       (5,058,274)        3,413,840       (1,548,687)
   High Income Bond...............................     128,169        128,169       (3,968,908)        1,730,480       (2,110,259)
   Capital Growth.................................          --             --      (22,921,524)        1,586,773      (21,334,751)
   Nasdaq-100 Index...............................          --             --       (2,804,869)       (3,106,517)      (5,911,386)
   Bristol........................................      97,672         97,672               --           863,418          961,090
   Bryton Growth..................................          --             --         (755,303)          868,936          113,633
   ------------------------------------------------------------------------------------------------------------------------------
   (1) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributed primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between book and tax amortization methods for premium and market discounts.

   Under current tax law, capital losses realized after October 31 of a Portfolio's fiscal year may be deferred and treated as occurring on the first business day or the following fiscal year for tax purposes. The following Portfolios had deferred post October capitals losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2004.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                 POST-OCTOBER
                                                                   CURRENCY     POST-OCTOBER
   PORTFOLIO                                                         LOSS          LOSSES
   ---------                                                     ------------   ------------
   International...............................................    $62,456        $     --
   International Small Company.................................     13,960              --
   Capital Growth..............................................         --          57,867
   Nasdaq-100 Index............................................         --         482,446

   For Federal income tax purposes, the following Portfolios had capital loss carry forwards as of December 31, 2003, which are available to offset future realized gains, if any:

                                                                          EXPIRATION AMOUNT BY YEAR
                               TOTAL LOSS    ------------------------------------------------------------------------------------
   PORTFOLIO                  CARRYFORWARD    2005      2006        2007         2008         2009          2010          2011
   ---------                  ------------   ------   --------   ----------   ----------   -----------   -----------   ----------
   Equity...................  $64,635,952    $   --   $     --   $       --   $       --   $ 6,500,258   $53,143,754   $4,991,940
   Money Market.............          445        --         --           --          319            96            30           --
   Bond.....................    2,747,536     2,893    230,373       31,297      493,362       147,912            --    1,841,699
   Omni.....................   20,987,119        --         --           --           --     8,416,306    11,416,040    1,154,773
   International............   46,721,985        --         --           --           --    27,543,548    19,052,263      126,174
   Capital Appreciation.....    8,008,924        --         --           --           --            --     8,008,924           --
   Discovery................   50,359,888        --         --           --           --    24,541,858    24,207,445    1,610,585
   International Small
     Company................    6,133,432        --         --           --           --     3,509,084     2,624,348           --
   Aggressive Growth........   18,137,585        --         --    1,782,768    1,779,157    10,160,501     4,415,159           --
   Small Cap Growth.........   22,846,075        --         --           --           --    19,174,137     3,671,938           --
   Mid Cap Opportunity......   29,484,168        --         --           --           --     8,681,817    20,802,351           --
   S&P 500 Index............   30,659,031        --         --           --           --    17,114,642    13,544,389           --
   Blue Chip................    5,058,274        --      5,714       70,595      931,680     1,588,679     1,548,553      913,053
   High Income Bond.........    3,968,908        --         --      196,803      390,607     1,533,582     1,284,828      563,088
   Capital Growth...........   22,863,657        --         --           --           --    13,544,875     9,318,782           --
   Nasdaq-100 Index.........    2,322,423        --         --           --       35,446            --     1,176,725    1,110,252
   Bryton Growth............      755,303        --         --           --           --            --       535,931      219,372

   The Board of Directors does not intend to authorize a distribution of any realized gain for a Portfolio until the capital loss carry over has been offset or expires.

   The tax characteristics of dividends paid to shareholders for the year ended December 31, 2003, were as follows:

                                                                                                TOTAL
                                                                  ORDINARY       RETURN     DISTRIBUTIONS
                                                                   INCOME      OF CAPITAL       PAID
                                                                 ----------    ----------   -------------
   Equity......................................................  $  566,606     $  9,700    $    576,306
   Money Market................................................   1,213,448           --       1,213,448
   Bond........................................................   5,180,393        2,029       5,182,422
   Omni........................................................   1,072,141        2,114       1,074,255
   International...............................................      96,907      170,004         266,911
   Capital Appreciation........................................     236,524        2,480         239,004
   International Small Company.................................      38,656           --          38,656
   Mid Cap Opportunity.........................................          --       28,320          28,320
   S&P 500 Index...............................................   1,852,277           --       1,852,277
   Blue Chip...................................................     281,587           --         281,587
   High Income Bond............................................   1,771,749           --       1,771,749
   Bristol.....................................................      21,691           --          21,691

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Cost basis for Federal income tax purposes differs from fair value basis by net unrealized appreciation (depreciation) of securities as follows:

                                                                                                         CAPITAL
                                            EQUITY           BOND           OMNI       INTERNATIONAL   APPRECIATION    DISCOVERY
                                         -------------    -----------    -----------   -------------   ------------   -----------
   Gross unrealized:
     Appreciation......................  $147,209,919     $ 7,821,637    $ 8,825,772    $12,162,696    $ 22,390,574   $23,918,183
     Depreciation......................   (50,643,767)     (1,191,275)    (1,261,587)      (357,714)     (2,663,180)   (5,736,110)
                                         ------------     -----------    -----------    -----------    ------------   -----------
   Net unrealized:
     Appreciation......................  $ 96,566,152     $ 6,630,362    $ 7,564,185    $11,804,982    $ 19,727,394   $18,182,073

                                         INTERNATIONAL
                                             SMALL        AGGRESSIVE      SMALL CAP       MID CAP        S&P 500
                                            COMPANY         GROWTH         GROWTH       OPPORTUNITY       INDEX        BLUE CHIP
                                         -------------    -----------    -----------   -------------   ------------   -----------
   Gross unrealized:
     Appreciation......................  $  8,708,444     $ 3,441,022    $ 4,802,760    $21,754,801    $ 24,637,063   $ 4,934,715
     Depreciation......................      (721,790)       (159,198)      (622,498)    (1,385,654)    (28,933,907)     (709,771)
                                         ------------     -----------    -----------    -----------    ------------   -----------
   Net unrealized:
     Appreciation (depreciation).......  $  7,986,654     $ 3,281,824    $ 4,180,262    $20,369,147    $ (4,296,844)  $ 4,224,944

                                          HIGH INCOME       CAPITAL      NASDAQ-100                       BRYTON
                                             BOND           GROWTH          INDEX         BRISTOL         GROWTH      U.S. EQUITY
                                         -------------    -----------    -----------   -------------   ------------   -----------
   Gross unrealized:
     Appreciation......................  $  3,158,678     $ 4,859,185    $ 3,094,456    $ 1,149,028    $  1,028,859   $    26,000
     Depreciation......................      (734,327)     (1,116,257)    (5,692,644)      (134,762)       (213,396)      (10,185)
                                         ------------     -----------    -----------    -----------    ------------   -----------
   Net unrealized:
     Appreciation (depreciation).......  $  2,424,351     $ 3,742,928    $(2,598,188)   $ 1,014,266    $    815,463   $    15,815

                                                            COVERED
                                           BALANCED          CALL
                                         -------------    -----------
   Gross unrealized:
     Appreciation......................  $     25,268     $    51,025
     Depreciation......................        (1,655)        (20,771)
                                         ------------     -----------
   Net unrealized:
     Appreciation......................  $     23,613     $    30,254

(7) For corporate shareholders, the following percentage of the total ordinary income dividends paid during the year ended December 31, 2003, qualify for the corporate dividends received deduction for the following Portfolios:

                                           DIVIDENDS
                                           RECEIVED
                PORTFOLIO                  DEDUCTION
                ---------                -------------
   Equity..............................     100.0%
   Omni................................      48.5%
   Capital Appreciation................     100.0%
   S&P 500 Index.......................     100.0%
   Blue Chip...........................     100.0%
   High Income Bond....................       0.8%
   Bristol.............................      53.7%

                    END OF NOTES TO THE FINANCIAL STATEMENTS

INFORMATION ABOUT DIRECTORS (UNAUDITED)

      NAME, ADDRESS, AGE, POSITION(S) HELD
      WITH FUND AND LENGTH OF SERVICE AS AN
      OHIO NATIONAL FUND, INC. DIRECTOR      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY DIRECTORS
      -------------------------------------  -------------------------------------------   -------------------------------------
      James E. Bushman                       Director, President & CEO, Cast-Fab           Director, The Midland Company,
      3040 Forrer Street                     Technologies Inc.                             ABX Air Inc., and Cast-Fab
      Cincinnati, Ohio                                                                     Technologies, Inc., Trustee,
      59, Director, Member of Audit                                                        The Health Alliance of Greater
      and Independent Directors                                                            Cincinnati and The Elizabeth Gamble
      Committees since March 2000                                                          Deaconess Home Association,
                                                                                           Commissioner, Hamilton County Park
                                                                                           District.

      Joseph A. Campanella                   Retired. Until 2001, was Executive            Director, Ohio Savings Bank
      6179 Paderborne Drive                  Vice President, Community Banking             and Ohio Savings Financial
      Hudson, Ohio                           Division, U.S. Bank                           Corporation.
      62, Director, Member of Audit
      and Independent Directors
      Committees since May 2000

      Ross Love                              Director, President & CEO, Blue Chip          Trustee, Health Alliance of
      615 Windings Way                       Enterprises LTD.                              Greater Cincinnati; Director,
      Cincinnati, Ohio                                                                     Partnership for a Drug Free
      57, Director, Member of Audit                                                        America (Chairman of
      and Independent Directors                                                            African-American Task Force);
      Committees since March 1977                                                          Advisory Board, Syracuse
                                                                                           University School of
                                                                                           Management; Director,
                                                                                           Association of
                                                                                           National Advertisers.

      John J. Palmer                         Vice Chairman                                 Vice Chairman, Ohio National
      One Financial Way                      Ohio National Financial Services              Mutual Holdings, Inc.; Vice
      Cincinnati, Ohio                                                                     Chairman & Director, Ohio
      65, President & Director since                                                       National Life Insurance Company,
      July 1997                                                                            Ohio National Life Assurance
                                                                                           Corporation; Director & CEO,
                                                                                           The O. N. Equity Sales Co.,
                                                                                           SMON Holdings, Inc., National
                                                                                           Security Life and Annuity Co.;
                                                                                           Director, Ohio National
                                                                                           Investments, Inc., Ohio National
                                                                                           Seguros de Vida S. A.
                                                                                           Director of various other Ohio
                                                                                           National affiliated companies.

      George M. Vredeveld                    Professor of Economics, University of         President, Economic Center for
      University of Cincinnati               Cincinnati                                    Education & Research; President,
      P.O. Box 210223                                                                      National Association of Economic
      Cincinnati, Ohio                                                                     Educators; Director, Games Inc.
      62, Director, Member of Audit
      and Independent Directors
      Committees since March 1996

   Each Director listed above is also a Manager of Dow(SM) Target Variable Fund LLC. They are responsible for all of the Portfolios of the respective Funds.

Ohio National Fund, Inc.
Post Office Box 371
Cincinnati, Ohio 45201

Form 1325 Rev. 8/04

                       THIS PAGE INTENTIONALLY LEFT BLANK

ITEM 2.  CODE OF ETHICS.
         Not applicable to Semi-Annual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable to Semi-Annual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable to Semi-Annual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.
         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
         (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.
         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
         (a)      Not Applicable.
         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as EX-99.CERT. The certifications required by
                  Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ohio National Fund, Inc.

By (Signature and title) John J. Palmer, President and Director

Date              September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ohio National Fund, Inc.

By (Signature and title) Dennis R. Taney, Treasurer

Date              September 1, 2004